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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700 Santa Monica, CA	90401-1085
(Address of principal executive offices)	(Zip code)

Jason A. Schwarz

Wilshire Associates Incorporated, 1299 Ocean Avenue, Suite 700, Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 451-3051

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

Wilshire Mutual Funds, Inc.

SEMI-ANNUAL REPORT

(Unaudited)

Large Company Growth Portfolio

Large Company Value Portfolio

Small Company Growth Portfolio

Small Company Value Portfolio

Wilshire 5000 Indexsm Fund

Wilshire International Equity Fund

Wilshire Income Opportunities Fund

June 30, 2019 http://advisor.wilshire.com

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Portfolios’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolios or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Portfolios electronically by contacting the Portfolios at (866) 591-1568 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Portfolios that you wish to continue receiving paper copies of your shareholder reports by contacting the Portfolios at (866) 591-1568. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Wilshire Mutual Funds, Inc. Table of Contents

Letter to Shareholders	1
Commentary:
Large Company Growth Portfolio	3
Large Company Value Portfolio	6
Small Company Growth Portfolio	9
Small Company Value Portfolio	12
Wilshire 5000 IndexSM Fund	15
Wilshire International Equity Fund	18
Wilshire Income Opportunities Fund	22
Disclosure of Fund Expenses	25
Schedule of Investments/Condensed Schedules of Investments:
Large Company Growth Portfolio	28
Large Company Value Portfolio	30
Small Company Growth Portfolio	32
Small Company Value Portfolio	34
Wilshire 5000 IndexSM Fund	36
Wilshire International Equity Fund	38
Wilshire Income Opportunities Fund	42
Statements of Assets and Liabilities	55
Statements of Operations	57
Statements of Changes in Net Assets	59
Financial Highlights:
Large Company Growth Portfolio	63
Large Company Value Portfolio	65
Small Company Growth Portfolio	67
Small Company Value Portfolio	69
Wilshire 5000 IndexSM Fund	71
Wilshire International Equity Fund	73
Wilshire Income Opportunities Fund	77
Notes to Financial Statements	79
Additional Fund Information	106
Board Approval of Subadvisory Agreement	107

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund. Its use in connection with any offering of a Portfolio’s shares is authorized only if accompanied or preceded by the Portfolio’s current prospectus.

Wilshire Mutual Funds, Inc. are distributed by Ultimus Fund Distributors, LLC.

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited)

Dear Wilshire Mutual Fund Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Mutual Funds. This report covers the period from January 1, 2019 to June 30, 2019, for all share classes of the Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 Index Fund, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund.

Market Environment

U.S. Equity

The U.S. stock market, represented by the Wilshire 5000 Total Market IndexSM, was up 18.66% for the first half of the year. This marks the strongest first half-year for U.S. equities in 24 years. Markets have been volatile this year as trade concerns and a possible global economic slowdown continue to sway investor sentiment, while the Q4 2018 selloff created attractive valuations and buying opportunities that propelled markets early in the year. Equity prices are also responding to the actions and statements of the Federal Reserve, which has softened its monetary policy stance over the past few months. Investors are expecting one or more Federal Funds rate cuts and the markets have begun to react strongly to perceived changes in the likelihood and magnitude of future rate cuts.

Non-U.S. Equity

Equity markets outside of the U.S. continue to enjoy a strong 2019, although they are generally underperforming the U.S. equity market. The MSCI All Country World ex-U.S. Index and MSCI Emerging Markets Index returned 13.60% and 10.58%, respectively. Indicators out of Europe are still gloomy as recent data show that the manufacturing sector in Germany has weakened, which could also mean problems for countries with close industrial ties. Manufacturing in Britain has worsened as well, as businesses continue to struggle with the effects of Brexit. These negative headlines were offset by continued corporate earnings growth and expectations that European corporate earnings growth will outpace U.S. corporate earnings growth over the coming twelve months. News out of Japan is also troubling as consumption and capital spending shows little or no growth. Trade negotiations between the U.S. and China, the world’s two largest economies, continue with both countries maintaining firm stances going into the G20. There was some good news following the conference as the two countries agreed to not impose new trade sanctions and, rather, continue negotiations.

Fixed Income

The U.S. Treasury yield curve fell across all maturities during the quarter ended June 30, 2019, with the biggest decreases occurring in the 1- to 10-year portion of the yield curve. The bellwether 10-year Treasury yield ended the quarter at 2.00%, down 41 basis points from March. The Federal Open Market Committee left its overnight rate unchanged during the quarter, at a range of 2.25% to 2.50%. The committee softened some of its messaging to indicate that it is willing to ease should conditions deteriorate. The commitee current forecast, however, is for no rate changes this year and a minor downward adjustment in 2020. Credit spreads tightened modestly within both the investment grade and high yield markets, and the Bloomberg Barclays Long Government/Credit Index and the Bloomberg Barclays US Corporate High Yield Index returned 13.46% and 9.94%, respectively. Emerging market debt benefited from dovish central bank announcements (both in the U.S. and from the ECB), and in the case of local currency issues, currency tailwinds.

Fund Performance Review

The Large Company Growth Portfolio Institutional Class returned 20.71%, underperforming the Russell 1000 Growth Index by 0.78%. The Large Company Value Portfolio Institutional Class returned 14.29%, underperforming the Russell 1000 Value Index by 1.95%. The Small Company Growth Portfolio Institutional Class returned 20.72%, outperforming the Russell 2000 Growth Index by 0.36%. The Small Company Value Portfolio Institutional Class returned 14.41%,

Wilshire Mutual Funds, Inc. Letter to Shareholders (Unaudited) - (Continued)

outperforming the Russell 2000 Value Index by 0.94%. The Wilshire 5000 Index Fund Institutional Class returned 18.03%, underperforming the Wilshire 5000 Total Market Index by 0.63%. The Wilshire International Equity Fund Institutional Class returned 14.15%, outperforming the MSCI All Country World ex-USA Investable Market Index by 0.82%. The Wilshire Income Opportunities Fund Institutional Share Class returned 7.60%, outperforming the Bloomberg Barclays U.S. Universal Index by 1.06%. While some of the Funds underperformed during the six month period, we are confident that each fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Mutual Funds

Large Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	20.52%
One Year Ended 6/30/19	9.84%
Five Years Ended 6/30/19	11.63%
Ten Years Ended 6/30/19	14.14%

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

Six Months Ended 6/30/19**	20.71%
One Year Ended 6/30/19	10.18%
Five Years Ended 6/30/19	11.99%
Ten Years Ended 6/30/19	14.51%

RUSSELL 1000® GROWTH INDEX(1)

Average Annual Total Returns

Six Months Ended 6/30/19**	21.49%
One Year Ended 6/30/19	11.56%
Five Years Ended 6/30/19	13.39%
Ten Years Ended 6/30/19	16.28%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

During the ten years ended June 30, 2019, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2019, the investment adviser reimbursed expenses in the annualized amount of 0.03% for Investment Class Shares.

**	Not annualized.
(1)

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 18.66% for the first half of the year. Global equities reached new highs, albeit with a heightened degree of market volatility. The dovish tone of global central banks has boosted the rally in equities, resulting in a significant decline in global government bond yields. U.S. growth continues to outpace major foreign developed economies, as Gross Domestic Product (“GDP”) in the first half of the year outperformed expectations due to strength in Personal Consumption Expenditures. However, the recent decline in Gross Private Domestic Investment has weighed on GDP growth, which may be an indicator of declining businesses sentiment and lack of willingness to spend due to uncertainty regarding the business cycle and trade.

Sector returns for the Wilshire 5000 Total Market Index were all positive for the first half of 2019. Information Technology (+27.55%), Industrials (+21.92%) and Consumer Discretionary (+19.90%) were the best performing sectors while Health Care (9.99%) and Energy (+11.94%) were the laggards. Large capitalization stocks outperformed small capitalization stocks with the Wilshire U.S. Large-Cap IndexSM returning 18.74% versus 17.85% for the Wilshire U.S. Small-Cap IndexSM. Year to date, Growth has outperformed Value.

Although U.S. real estate securities underperformed broader equities during the quarter ended June 30, 2019, they are still experiencing a surge for the year. Global real estate securities are up double-digits for the year as well. Commodity results were negative for the quarter as crude oil fell -2.8% to $58.47 per barrel. Natural gas prices were down -13.3%, ending the quarter at $2.31 per million BTUs. MLPs were modestly positive for the quarter (+0.12%) but are up significantly for the year. Gold prices finished at approximately $1,414 per troy ounce, up +9.3% from last quarter.

The Wilshire Large Company Growth Portfolio - Institutional Class returned 20.71% in the first six months of 2019, underperforming the Russell 1000 Growth Index return of 21.49% by 0.78%. Sector allocations to Health Care and Information Technology as well as stock selection within Industrials were detractive to performance. Stock selection within Health Care was the primary driver to relative performance.

Despite the Portfolio’s underperformance, we believe the Portfolio is well-positioned going into the second half of 2019 as the market deals with ongoing macroeconomic and geopolitical issues.

Large Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Large Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

Six Months Ended 6/30/19*	14.11%
One Year Ended 6/30/19	2.84%
Five Years Ended 6/30/19	5.51%
Ten Years Ended 6/30/19	11.77%

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

Six Months Ended 6/30/19*	14.29%
One Year Ended 6/30/19	3.15%
Five Years Ended 6/30/19	5.76%
Ten Years Ended 6/30/19	12.03%

RUSSELL 1000® VALUE INDEX(1)

Average Annual Total Returns

Six Months Ended 6/30/19*	16.24%
One Year Ended 6/30/19	8.46%
Five Years Ended 6/30/19	7.46%
Ten Years Ended 6/30/19	13.19%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*	Not annualized.
(1)

The Russell 1000® Value Index is an unmanaged index that measures the performance of the largest 1,000 U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 18.66% for the first half of the year global equities reached new highs, albeit with a heightened degree of market volatility. The dovish tone of global central banks has boosted the rally in equities, resulting in a significant decline in global government bond yields. U.S. growth continues to outpace major foreign developed economies, as Gross Domestic Product (“GDP”) in the first half of the year outperformed expectations due to strength in Personal Consumption Expenditures. However, the recent decline in Gross Private Domestic Investment has weighed on GDP growth, which may be an indicator of declining businesses sentiment and lack of willingness to spend due to uncertainty regarding the business cycle and trade.

Sector returns for the Wilshire 5000 Total Market Index were all positive for the first half of 2019. Information Technology (+27.55%), Industrials (+21.92%) and Consumer Discretionary (+19.90%) were the best performing sectors while Health Care (9.99%) and Energy (+11.94%) were the laggards. Large capitalization stocks outperformed small capitalization stocks with the Wilshire U.S. Large-Cap IndexSM returning 18.74% versus 17.85% for the Wilshire U.S. Small-Cap IndexSM. Year to date, Growth has outperformed Value.

Although U.S. real estate securities underperformed broader equities during the quarter ended June 30, 2019, they are still experiencing a surge for the year. Global real estate securities are up double-digits for the year as well. Commodity results were negative for the quarter as crude oil fell -2.8% to $58.47 per barrel. Natural gas prices were down -13.3%, ending the quarter at $2.31 per million BTUs. MLPs were modestly positive for the quarter (+0.12%) but are up significantly for the year. Gold prices finished at approximately $1,414 per troy ounce, up +9.3% from last quarter.

The Wilshire Large Company Value Portfolio - Institutional Class returned 14.29% in 2019, underperforming the Russell 1000 Value Index return of 16.24% by 1.95%. Weak stock selection within Health Care and Energy weighted on performance. Conversely, the Portfolio benefited from strong stock selection within Industrials and sector allocation to Industrials.

Despite the Portfolio’s underperformance versus its benchmark, we believe the Portfolio is well-positioned going into the second half of 2019 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

Large Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Small Company Growth Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	20.54%
One Year Ended 6/30/19	2.13%
Five Years Ended 6/30/19	9.77%
Ten Years Ended 6/30/19	14.99%

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	20.72%
One Year Ended 6/30/19	2.41%
Five Years Ended 6/30/19	10.07%
Ten Years Ended 6/30/19	15.29%

RUSSELL 2000® GROWTH INDEX(1)

Average Annual Total Returns

Six Months Ended 6/30/19**	20.36%
One Year Ended 6/30/19	(0.49%)
Five Years Ended 6/30/19	8.63%
Ten Years Ended 6/30/19	14.41%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

During the ten years ended June 30, 2019, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2019, the investment adviser reduced its fees or reimbursed expenses in the annualized amount of 0.21% and 0.19% of average net assets for Investment Class Shares and Institutional Class Shares, respectively.

**	Not annualized.
(1)

The Russell 2000® Growth Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with higher price-to-book ratios and higher forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 18.66% for the first half of the year. Global equities reached new highs, albeit with a heightened degree of market volatility. The dovish tone of global central banks has boosted the rally in equities, resulting in a significant decline in global government bond yields. U.S. growth continues to outpace major foreign developed economies, as Gross Domestic Product (“GDP”) in the first half of the year outperformed expectations due to strength in Personal Consumption Expenditures. However, the recent decline in Gross Private Domestic Investment has weighed on GDP growth, which may be an indicator of declining businesses sentiment and lack of willingness to spend due to uncertainty regarding the business cycle and trade.

Sector returns for the Wilshire 5000 Total Market Index were all positive for the first half of 2019. Information Technology (+27.55%), Industrials (+21.92%) and Consumer Discretionary (+19.90%) were the best performing sectors while Health Care (9.99%) and Energy (+11.94%) were the laggards. Large capitalization stocks outperformed small capitalization stocks with the Wilshire U.S. Large-Cap IndexSM returning 18.74% versus 17.85% for the Wilshire U.S. Small-Cap IndexSM. Year to date, Growth has outperformed Value.

Although U.S. real estate securities underperformed broader equities during the quarter ended June 30, 2019, they are still experiencing a surge for the year. Global real estate securities are up double-digits for the year as well. Commodity results were negative for the quarter as crude oil fell -2.8% to $58.47 per barrel. Natural gas prices were down -13.3%, ending the quarter at $2.31 per million BTUs. MLPs were modestly positive for the quarter (+0.12%) but are up significantly for the year. Gold prices finished at approximately $1,414 per troy ounce, up +9.3% from last quarter.

The Wilshire Small Company Growth Portfolio - Institutional Class returned 20.72% in 2019, outperforming the Russell 2000 Growth Index return of 20.36% by 0.36%. Stock selection within Health Care and Information Technology, and sector allocation to Consumer Staples were detractive. Conversely, the Portfolio benefited from sector allocation in Information Technology, as well as from strong stock selection within Financials and Consumer Discretionary.

We are pleased with the Portfolio’s outperformance for the first half of 2019 and believe that the Portfolio is well-positioned going into the second half of 2019 as the market deals with ongoing macroeconomic and geopolitical issues.

Small Company Growth Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Small Company Value Portfolio Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	14.29%
One Year Ended 6/30/19	(8.88%)
Five Years Ended 6/30/19	5.00%
Ten Years Ended 6/30/19	12.71%

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	14.41%
One Year Ended 6/30/19	(8.68%)
Five Years Ended 6/30/19	5.28%
Ten Years Ended 6/30/19	13.02%

RUSSELL 2000® VALUE INDEX(1)

Average Annual Total Returns

Six Months Ended 6/30/19**	13.47%
One Year Ended 6/30/19	(6.24%)
Five Years Ended 6/30/19	5.39%
Ten Years Ended 6/30/19	12.40%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

*

During the ten years ended June 30, 2019, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements (excluding fees paid indirectly), historical total returns would have been lower. For the six months ended June 30, 2019, the investment adviser reduced its fees or reimbursed expenses in the annualized amount of 0.25% and 0.21% of average net assets for Investment Class Shares and Institutional Class Shares, respectively.

**	Not annualized.
(1)

The Russell 2000® Value Index is an unmanaged index that measures the performance of the 2,000 smallest U.S. companies with lower price-to-book ratios and lower forecasted growth values. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 18.66% for the first half of the year. Global equities reached new highs, albeit with a heightened degree of market volatility. The dovish tone of global central banks has boosted the rally in equities, resulting in a significant decline in global government bond yields. U.S. growth continues to outpace major foreign developed economies, as Gross Domestic Product (“GDP”) in the first half of the year outperformed expectations due to strength in Personal Consumption Expenditures. However, the recent decline in Gross Private Domestic Investment has weighed on GDP growth, which may be an indicator of declining businesses sentiment and lack of willingness to spend due to uncertainty regarding the business cycle and trade.

Sector returns for the Wilshire 5000 Total Market Index were all positive for the first half of 2019. Information Technology (+27.55%), Industrials (+21.92%) and Consumer Discretionary (+19.90%) were the best performing sectors while Health Care (9.99%) and Energy (+11.94%) were the laggards. Large capitalization stocks outperformed small capitalization stocks with the Wilshire U.S. Large-Cap IndexSM returning 18.74% versus 17.85% for the Wilshire U.S. Small-Cap IndexSM. Year to date, Growth has outperformed Value.

Although U.S. real estate securities underperformed broader equities during the quarter ended June 30, 2019, they are still experiencing a surge for the year. Global real estate securities are up double-digits for the year as well. Commodity results were negative for the quarter as crude oil fell -2.8% to $58.47 per barrel. Natural gas prices were down -13.3%, ending the quarter at $2.31 per million BTUs. MLPs were modestly positive for the quarter (+0.12%) but are up significantly for the year. Gold prices finished at approximately $1,414 per troy ounce, up +9.3% from last quarter.

The Wilshire Small Company Value Portfolio - Institutional Class returned 14.41% in 2019, outperforming the Russell 2000 Value Index return of 13.47% by 0.94%. The Fund benefited from stock selection within Industrials and Financials as well as overweight to Industrials. However, performance was weighed down by weak stock selection within Energy and Health Care.

We are pleased with the Portfolio’s outperformance for the first half of 2019 and believe that the Portfolio is well-positioned going into the second half of 2019 as the market deals with ongoing macroeconomic and geopolitical issues.

Small Company Value Portfolio Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire 5000 Indexsm Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns

Six Months Ended 6/30/19*	17.87%
One Year Ended 6/30/19	8.35%
Five Years Ended 6/30/19	9.60%
Ten Years Ended 6/30/19	13.97%

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

Six Months Ended 6/30/19*	18.03%
One Year Ended 6/30/19	8.72%
Five Years Ended 6/30/19	9.90%
Ten Years Ended 6/30/19	14.25%

WILSHIRE 5000 INDEXSM(1)

Average Annual Total Returns

Six Months Ended 6/30/19*	18.66%
One Year Ended 6/30/19	9.09%
Five Years Ended 6/30/19	10.33%
Ten Years Ended 6/30/19	14.66%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Not annualized.
(1)

The Wilshire 5000 IndexSM is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

The Wilshire 5000 Total Market IndexSM returned 18.66% for the first half of the year. Global equities reached new highs, albeit with a heightened degree of market volatility. The dovish tone of global central banks has boosted the rally in equities, resulting in a significant decline in global government bond yields. U.S. growth continues to outpace major foreign developed economies, as Gross Domestic Product (“GDP”) in the first half of the year outperformed expectations due to strength in Personal Consumption Expenditures. However, the recent decline in Gross Private Domestic Investment has weighed on GDP growth, which may be an indicator of declining businesses sentiment and lack of willingness to spend due to uncertainty regarding the business cycle and trade.

Outside of the United States, equities also performed well. The MSCI All Country World ex-U.S. Index returned 13.60% for the year-to-date period through June 30. Despite signs of stability, the U.K. and Europe both face cyclical and structural risks to economic growth, due to geopolitical uncertainty and the challenges associated with implementing a unified monetary policy across misaligned economies, respectively. In particular, the European Central Bank has acknowledged this issue and has communicated the willingness to be very supportive of growth through monetary stimulus. The MSCI Emerging Markets Index returned 10.59% during the period as trade war and lower earnings expectations weighed on export-driven economies.

Sector returns for the Wilshire 5000 Total Market Index were all positive for the first half of 2019. Information Technology (+27.55%), Industrials (+21.92%) and Consumer Discretionary (+19.90%) were the best performing sectors while Health Care (9.99%) and Energy (+11.94%) were the laggards. Large capitalization stocks outperformed small capitalization stocks with the Wilshire U.S. Large-Cap IndexSM returning 18.74% versus 17.85% for the Wilshire U.S. Small-Cap IndexSM. Year to date, Growth has outperformed Value.

Although U.S. real estate securities underperformed broader equities during the quarter ended June 30, 2019, they are still experiencing a surge for the year. Global real estate securities are up double-digits for the year as well. Commodity results were negative for the quarter as crude oil fell -2.8% to $58.47 per barrel. Natural gas prices were down -13.3%, ending the quarter at $2.31 per million BTUs. MLPs were modestly positive for the quarter (+0.12%) but are up significantly for the year. Gold prices finished at approximately $1,414 per troy ounce, up +9.3% from last quarter.

The Wilshire 5000 Index Fund - Institutional Class returned 18.03% in 2019, underperforming the Wilshire 5000 Index return of 18.66% by 0.63%. Relative underperformance is attributable to Fund expenses and is well within the historical range.

Wilshire 5000 Indexsm Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire International Equity Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	14.06%
One Year Ended 6/30/19	1.90%
Five Years Ended 6/30/19	2.72%
Ten Years Ended 6/30/19	7.62%

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	14.15%
One Year Ended 6/30/19	2.23%
Five Years Ended 6/30/19	2.98%
Ten Years Ended 6/30/19	7.87%

MSCI ALL COUNTRY WORLD EX-USA INVESTABLE MARKET INDEX(1)

Average Annual Total Returns

Six Months Ended 6/30/19**	13.33%
One Year Ended 6/30/19	0.26%
Five Years Ended 6/30/19	2.25%
Ten Years Ended 6/30/19	6.78%

MSCI ALL COUNTRY WORLD EX-U.S. INDEX(1)

Average Annual Total Returns

Six Months Ended 6/30/19**	13.60%
One Year Ended 6/30/19	1.29%
Five Years Ended 6/30/19	2.16%
Ten Years Ended 6/30/19	6.54%

On April 2, 2013, the Wilshire International Equity Fund’s investment strategy was changed. Consequently, prior period performance may have been different if the new investment strategy had been in effect during these periods.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

*

During the ten years ended June 30, 2019, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical total returns would have been lower. For the six months ended June 30, 2019, the investment adviser reimbursed expenses in the annualized amount of 0.10% for Investment Class Shares.

**	Not annualized.
(1)

Effective June 28, 2019, the Wilshire International Equity Fund’s (the “Fund”) primary benchmark index was changed from MSCI All Country World Ex-U.S. Index (“MSCI ACWI ex-US”) to the MSCI All Country World Ex-USA Investable Market Index (the “MSCI ACWI ex-US IMI”) because the investment adviser has determined that the MSCI ACWI ex-US IMI more closely aligns with the investment strategies of the Fund. The MSCI ACWI ex-US IMI captures large, mid and small cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 26 Emerging Markets countries, covering approximately 99% of the global equity investment opportunity set outside the United States. The MSCI ACWI ex-US is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

Outside of the United States, equities performed well. The MSCI All Country World ex-U.S. Index returned 13.60% for the year-to-date period through June 30. Despite signs of stability, the U.K. and Europe both face cyclical and structural risks to economic growth, due to geopolitical uncertainty and the challenges associated with implementing a unified monetary policy across misaligned economies, respectively. In particular, the European Central Bank has acknowledged this issue and has communicated the willingness to be very supportive of growth through monetary stimulus. The MSCI Emerging Markets Index returned 10.59% during the period as trade war and lower earnings expectations weighed on export-driven economies.

The Wilshire International Equity Fund - Institutional Class returned 14.15% in 2019, outperforming the MSCI All Country World ex-USA Investable Market Index return of 13.33% by 0.82%. Performance was weighed down by weak stock selection in Energy and Utilities as well as sector allocation regional selection in Canada. Conversely, strong stock selection within Consumer Discretionary, Industrials and Information Technology were contributive to returns. Additionally, an overweight to Information Technology aided relative performance.

We are pleased with the Fund’s relative outperformance for 2019 and believe that the Fund is well-positioned going into the second half of 2019 as the market deals with ongoing macroeconomic and geopolitical issues.

Wilshire International Equity Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2019)

†	Based on percent of the Portfolio’s total investments in securities at value. Includes investments held as collateral for securities on loan (see Note 7 in Notes to Financial Statements).

Wilshire Income Opportunities Fund Commentary (Unaudited)

INVESTMENT CLASS SHARES

Average Annual Total Returns*

Six Months Ended 6/30/19**	7.42%
One Year Ended 6/30/19	6.83%
Inception (03/30/16) through 6/30/19	4.98%

INSTITUTIONAL CLASS SHARES

Average Annual Total Returns

Six Months Ended 6/30/19**	7.60%
One Year Ended 6/30/19	7.14%
Inception (03/30/16) through 6/30/19	5.15%

Bloomberg Barclays U.S. Universal Index(1)

Average Annual Total Returns

Six Months Ended 6/30/19**	6.54%
One Year Ended 6/30/19	8.07%
Inception (03/30/16) through 6/30/19	3.48%

*

During certain periods since inception, certain fees and expenses were reduced or reimbursed. Without fee reductions and expense reimbursements, historical returns would have been lower. For the six months ended June 30, 2019, the investment adviser reimbursed expenses in the annualized amount of 0.08% for Investment Class Shares.

**	Not annualized.
(1)

The Bloomberg Barclays U.S. Universal Index represents the union of the U.S. Aggregate Index, U.S. Corporate High Yield Index, Investment Grade 144A Index, Eurodollar Index, U.S. Emerging Markets Index, and the non-ERISA eligible portion of the CMBS Index. The index covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. Some U.S. Universal Index constituents may be eligible for one or more of its contributing subcomponents that are not mutually exclusive. The Bloomberg Barclays U.S. Universal Index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

The Bloomberg Barclays US Aggregate Bond Index returned 6.11% for the first six months of the year as the U.S. Treasury yield curve fell across all maturities, particularly at the front-end of the curve. Credit spread tightened modestly in both investment grade and high yield markets with the Bloomberg Barclays Long Government/Credit Index and the Bloomberg Barclays US Corporate High Yield Index returned 13.46% and 9.94%, respectively. Globally, the trend of declining inflation across developed markets since mid-2018 has persisted into 2019. At the same time, inflation in emerging markets is well below historic levels, albeit higher than developed markets. This trend has fueled a dovish change in sentiment and central bank rhetoric on a global basis, including but not limited to the European Central Bank, Bank of Korea, Bank of Japan, and the U.S. Federal Reserve, all of which are communicating plans for monetary stimulus.

The Wilshire Income Opportunities Fund - Institutional Class returned 7.60% for the first six months of the year, outperforming the Bloomberg Barclays U.S. Universal Index return of 6.54% by 1.06%. Exposures to emerging market debt, investment grade and high yield issues were positive contributors to performance. Allocations to bank loans weighed on relative performance.

We are pleased with the Fund’s relative outperformance for 2019 and believe that the Fund is well-positioned going into the second half of 2019 as the market deals with ongoing macroeconomic and geopolitical issues.

Wilshire Income Opportunities Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING†

(As of June 30, 2019)

†	Based on percent of the Fund’s total investments in securities at value.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Portfolios and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019.

The table on the next page illustrates the Portfolios’ costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee reductions, that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return for the period. The “Expense Ratio” column shows the period’s annualized expense ratio and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolios at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare the Portfolios’ costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and assumed rate of return. It assumes that each Portfolio had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not each Portfolio’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess the Portfolios’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Mutual Funds, Inc. has no such charges, but these may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited) - (Continued)

	Beginning Account Value 01/01/2019	Ending Account Value 06/30/2019	Net Expense Ratio(1)	Expenses Paid During Period 01/01/19-06/30/19(2)
Large Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,205.20	1.30%	$ 7.11
Institutional Class	$ 1,000.00	$ 1,207.10	1.00%	$ 5.47
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.35	1.30%	$ 6.51
Institutional Class	$ 1,000.00	$ 1,019.84	1.00%	$ 5.01
Large Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,141.10	1.26%	$ 6.69
Institutional Class	$ 1,000.00	$ 1,142.90	0.99%	$ 5.26
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.55	1.26%	$ 6.31
Institutional Class	$ 1,000.00	$ 1,019.89	0.99%	$ 4.96
Small Company Growth Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,205.40	1.33%	$ 7.27
Institutional Class	$ 1,000.00	$ 1,207.20	1.08%	$ 5.91
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.20	1.33%	$ 6.66
Institutional Class	$ 1,000.00	$ 1,019.44	1.08%	$ 5.41
Small Company Value Portfolio
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,142.90	1.34%	$ 7.12
Institutional Class	$ 1,000.00	$ 1,144.10	1.09%	$ 5.79
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.15	1.34%	$ 6.71
Institutional Class	$ 1,000.00	$ 1,019.39	1.09%	$ 5.46

Wilshire Mutual Funds, Inc. Disclosure of Fund Expenses (Unaudited) - (Continued)

	Beginning Account Value 01/01/2019	Ending Account Value 06/30/2019	Net Expense Ratio(1)	Expenses Paid During Period 01/01/19-06/30/19(2)
Wilshire 5000 IndexSM Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,178.70	0.61%	$ 3.30
Institutional Class	$ 1,000.00	$ 1,180.30	0.33%	$ 1.78
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,021.77	0.61%	$ 3.06
Institutional Class	$ 1,000.00	$ 1,023.16	0.33%	$ 1.66
Wilshire International Equity Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,140.60	1.52%	$ 8.07
Institutional Class	$ 1,000.00	$ 1,141.50	1.27%	$ 6.74
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,017.26	1.52%	$ 7.60
Institutional Class	$ 1,000.00	$ 1,018.50	1.27%	$ 6.36
Wilshire Income Opportunities Fund
Based on Actual Fund Return
Investment Class	$ 1,000.00	$ 1,074.20	1.19%	$ 6.12
Institutional Class	$ 1,000.00	$ 1,076.00	0.92%	$ 4.74
Based on Hypothetical 5% Return
Investment Class	$ 1,000.00	$ 1,018.89	1.19%	$ 5.96
Institutional Class	$ 1,000.00	$ 1,020.23	0.92%	$ 4.61

(1)	Annualized, based on the Portfolio’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.3% (a)
Communication Services — 11.4%
Alphabet, Inc. - Class A (b)	3,119	$3,377,253
Alphabet, Inc. - Class C (b)	6,204	6,705,966
Facebook, Inc. - Class A (b)	56,594	10,922,642
Netflix, Inc. (b)	8,004	2,940,029
Other Securities (c) (d)		441,686
		24,387,576
Consumer Discretionary — 18.6%
Alibaba Group Holding Ltd. - ADR (b)	40,153	6,803,926
Amazon.com, Inc. (b)	7,217	13,666,327
Burlington Stores, Inc. (b)	11,636	1,979,865
lululemon athletica, inc. (b)	13,908	2,506,361
Starbucks Corp.	37,062	3,106,908
Ulta Beauty, Inc. (b)	7,752	2,689,091
Yum China Holdings, Inc.	33,685	1,556,247
Yum! Brands, Inc.	16,002	1,770,941
Other Securities (c) (d)		5,563,600
		39,643,266
Consumer Staples — 6.4%
Coca-Cola Co. (The)	50,007	2,546,356
Colgate-Palmolive Co.	22,495	1,612,217
Danone S.A. - ADR (d)	127,086	2,151,566
Monster Beverage Corp. (b)	53,528	3,416,693
Procter & Gamble Co. (The)	20,660	2,265,368
Other Securities (c)		1,671,394
		13,663,594
Energy — 0.5%
Other Securities (c)		1,136,723

Financials — 4.6%
CME Group, Inc.	8,590	1,667,406
FactSet Research Systems, Inc.	5,202	1,490,686
SEI Investments Co.	29,124	1,633,857
Other Securities (c)		5,058,975
		9,850,924
Health Care — 17.1%
ABIOMED, Inc. (b)	7,002	1,823,951
Alexion Pharmaceuticals, Inc. (b)	21,260	2,784,634
Align Technology, Inc. (b)	8,373	2,291,689
Cerner Corp.	27,854	2,041,698
Edwards Lifesciences Corp. (b)	9,800	1,810,452
Illumina, Inc. (b)	6,818	2,510,047
Novo Nordisk A/S - ADR	40,082	2,045,785
Regeneron Pharmaceuticals, Inc. (b)	6,104	1,910,552
UnitedHealth Group, Inc.	13,397	3,269,002
Varian Medical Systems, Inc. (b)	10,822	1,473,199
Veeva Systems, Inc. - Class A (b)	13,955	2,262,245
Zoetis, Inc.	27,920	3,168,642
Other Securities (c) (d)		9,016,746
		36,408,642
Industrials — 6.9%
CoStar Group, Inc. (b)	2,968	1,644,450
Deere & Co.	12,065	1,999,292
Expeditors International of Washington, Inc.	28,081	2,130,225
Union Pacific Corp.	12,994	2,197,415
Other Securities (c) (d)		6,702,745
		14,674,127
Information Technology — 33.0%
Apple, Inc.	22,292	4,412,033
Autodesk, Inc. (b)	21,093	3,436,050
Cisco Systems, Inc.	49,417	2,704,593
EPAM Systems, Inc. (b)	10,380	1,796,777
Keysight Technologies, Inc. (b)	17,355	1,558,652
Microsoft Corp.	54,643	7,319,976
NVIDIA Corp.	26,166	4,297,243
Oracle Corp.	80,359	4,578,052
PayPal Holdings, Inc. (b)	32,147	3,679,545
PTC, Inc. (b)	18,119	1,626,361
QUALCOMM, Inc.	33,300	2,533,131
salesforce.com, inc. (b)	20,640	3,131,707
ServiceNow, Inc. (b)	12,760	3,503,513
Visa, Inc. - Class A (d)	66,713	11,578,040
Workday, Inc. - Class A (b)	10,655	2,190,455
Other Securities (c) (d)		12,091,511
		70,437,639
Materials — 0.1%
Other Securities (c) (d)		214,005

Real Estate — 0.7%
Other Securities (c) (d)		1,510,699

Total Common Stocks (Cost $126,444,241)		$211,927,195

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS — 1.1%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (e)	1,758,447	$1,758,447
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (e) (f)	565,233	565,233
Total Money Market Funds (Cost $2,323,680)		$2,323,680

Total Investments at Value — 100.4% (Cost $128,767,921)		$214,250,875

Liabilities in Excess of Other Assets — (0.4%)		(775,680)

Net Assets — 100.0%		$213,475,195

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 591-1568; (ii) on the SEC’s website at www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2019.
(d)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $14,049,802 (Note 7).
(e)	The rate shown is the 7-day effective yield as of June 30, 2019.
(f)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $565,233. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $13,619,670 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5% (a)
Communication Services — 5.5%
AT&T, Inc.	103,172	$3,457,293
Comcast Corp. - Class A	53,924	2,279,907
Verizon Communications, Inc.	32,974	1,883,805
Other Securities (b)		2,969,278
		10,590,283
Consumer Discretionary — 9.5%
Ford Motor Co.	229,062	2,343,304
Lear Corp.	15,454	2,152,278
Lowe’s Cos., Inc.	15,119	1,525,658
Mohawk Industries, Inc. (c)	10,078	1,486,203
Target Corp.	27,573	2,388,098
Other Securities (b) (d)		8,262,580
		18,158,121
Consumer Staples — 4.0%
Philip Morris International, Inc.	22,963	1,803,284
Walmart, Inc.	17,751	1,961,308
Other Securities (b)		3,862,285
		7,626,877
Energy — 10.1%
BP plc - ADR	45,459	1,895,640
EOG Resources, Inc.	19,852	1,849,412
Exxon Mobil Corp.	33,157	2,540,821
Halliburton Co.	76,373	1,736,722
National Oilwell Varco, Inc.	81,943	1,821,594
Phillips 66	20,692	1,935,530
Royal Dutch Shell plc - Class A - ADR	22,295	1,450,736
Schlumberger Ltd.	42,142	1,674,723
Other Securities (b) (d)		4,308,277
		19,213,455
Financials — 27.0%
American International Group, Inc.	46,735	2,490,040
AXA Equitable Holdings, Inc.	78,734	1,645,540
Bank of America Corp.	173,460	5,030,339
Capital One Financial Corp.	26,591	2,412,867
Chubb Ltd.	13,668	2,013,159
Citigroup, Inc.	41,006	2,871,650
JPMorgan Chase & Co.	39,010	4,361,318
MetLife, Inc.	40,355	2,004,433
Morgan Stanley	43,345	1,898,944
Northern Trust Corp.	17,291	1,556,190
U.S. Bancorp	39,411	2,065,136
Wells Fargo & Co.	98,337	4,653,306
Other Securities (b) (d)		18,493,943
		51,496,865
Health Care — 11.4%
CVS Health Corp.	37,221	2,028,173
Johnson & Johnson	19,141	2,665,958
McKesson Corp.	11,395	1,531,374
Medtronic plc	19,461	1,895,306
Merck & Co., Inc.	23,959	2,008,962
Pfizer, Inc.	45,640	1,977,125
Other Securities (b)		9,602,155
		21,709,053
Industrials — 10.7%
General Electric Co.	463,629	4,868,105
Stanley Black & Decker, Inc.	18,689	2,702,617
United Technologies Corp.	12,301	1,601,590
Westinghouse Air Brake Technologies Corp. (d)	23,227	1,666,771
Other Securities (b)		9,539,085
		20,378,168
Information Technology — 8.4%
Cognizant Technology Solutions Corp. - Class A	25,602	1,622,910
Hewlett Packard Enterprise Co.	114,735	1,715,288
International Business Machines Corp.	10,964	1,511,936
Oracle Corp.	71,045	4,047,434
QUALCOMM, Inc.	21,671	1,648,512
Other Securities (b) (d)		5,507,012
		16,053,092
Materials — 2.7%
Linde plc	11,926	2,394,740
Other Securities (b) (d)		2,792,622
		5,187,362
Real Estate — 2.8%
HCP, Inc. (d)	61,673	1,972,302
Other Securities (b) (d)		3,443,151
		5,415,453
Utilities — 6.4%
Dominion Energy, Inc.	32,772	2,533,931
Edison International	23,541	1,586,899
Entergy Corp.	28,448	2,928,152
Exelon Corp.	45,735	2,192,536

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.5% (a) (Continued)
Utilities — 6.4% (Continued)
Other Securities (b)		$2,882,304
		12,123,822
Total Common Stocks (Cost $167,855,211)		$187,952,551

MONEY MARKET FUNDS — 1.4%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (e)	2,508,295	$2,508,295
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (e) (f)	117,111	117,111
Total Money Market Funds (Cost $2,625,406)		$2,625,406

Total Investments at Value — 99.9% (Cost $170,480,617)		$190,577,957

Other Assets in Excess of Liabilities — 0.1%		207,900

Net Assets — 100.0%		$190,785,857

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 591-1568; (ii) on the SEC’s website at www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2019.
(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $5,634,669 (Note 7).
(e)	The rate shown is the 7-day effective yield as of June 30, 2019.
(f)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $117,111. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,567,232 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1% (a)
Communication Services — 1.5%
Cogent Communications Holdings, Inc.	7,680	$455,884
Other Securities (b)		490,727
		946,611
Consumer Discretionary — 10.0%
Chegg, Inc. (c)	13,931	537,598
Oxford Industries, Inc. (d)	6,514	493,761
Skyline Champion Corp. (c)	37,410	1,024,285
Steven Madden Ltd.	20,632	700,456
TopBuild Corp. (c)	10,114	837,035
Other Securities (b) (d)		2,709,915
		6,303,050
Consumer Staples — 5.7%
Calavo Growers, Inc. (d)	7,690	743,931
Inter Parfums, Inc.	18,650	1,240,039
J & J Snack Foods Corp.	7,433	1,196,340
Other Securities (b) (d)		408,279
		3,588,589
Energy — 1.3%
Select Energy Services, Inc. - Class A (c)	64,480	748,613
Other Securities (b)		80,548
		829,161
Financials — 7.4%
Banc of California, Inc.	25,385	354,628
CenterState Bank Corp.	29,165	671,670
Goosehead Insurance, Inc. - Class A (d)	17,647	843,526
LegacyTexas Financial Group, Inc.	7,104	289,204
LendingTree, Inc. (c) (d)	1,610	676,249
Other Securities (b) (d)		1,793,046
		4,628,323
Health Care — 26.7%
BioTelemetry, Inc. (c) (d)	11,373	547,609
Cambrex Corp. (c)	12,785	598,466
Enanta Pharmaceuticals, Inc. (c)	3,240	273,391
Heska Corp. (c)	4,815	410,094
HMS Holdings Corp. (c)	9,674	313,341
Integer Holdings Corp. (c)	9,200	772,065
LeMaitre Vascular, Inc.	13,735	384,305
Medidata Solutions, Inc. (c)	6,385	577,906
Medpace Holdings, Inc. (c)	12,626	825,993
Mesa Laboratories, Inc.	4,260	1,040,889
Neogen Corp. (c)	12,256	761,220
NeoGenomics, Inc. (c)	35,010	768,119
PRA Health Sciences, Inc. (c)	15,750	1,561,613
Repligen Corp. (c) (d)	15,840	1,361,448
Supernus Pharmaceuticals, Inc. (c)	14,433	477,587
Tabula Rasa HealthCare, Inc. (c) (d)	16,430	820,349
Tactile Systems Technology, Inc. (c) (d)	11,832	673,477
Other Securities (b) (d)		4,612,850
		16,780,722
Industrials — 15.1%
Axon Enterprise, Inc. (c) (d)	16,290	1,045,980
Kratos Defense & Security Solutions, Inc. (c)	24,390	558,287
Marten Transport Ltd. (d)	20,700	375,705
Mercury Systems, Inc. (c)	9,040	635,963
Saia, Inc. (c)	10,091	652,585
SiteOne Landscape Supply, Inc. (c) (d)	14,074	975,329
Other Securities (b) (d)		5,240,807
		9,484,656
Information Technology — 25.8%
AppFolio, Inc. - Class A (c) (d)	4,537	463,999
Box, Inc. - Class A (c)	47,949	844,382
Cabot Microelectronics Corp.	5,465	601,587
EVO Payments, Inc. - Class A (c)	36,937	1,164,624
MAXIMUS, Inc.	17,138	1,243,190
Mimecast Ltd. (c)	24,475	1,143,227
Pegasystems, Inc.	24,635	1,754,258
Qualys, Inc. (c) (d)	14,000	1,219,120
Silicon Laboratories, Inc. (c)	7,090	733,105
WNS Holdings Ltd. - ADR (c)	29,119	1,723,844
Workiva, Inc. (c)	14,234	826,853
Other Securities (b) (d)		4,509,543
		16,227,732
Materials — 2.0%
Ferroglobe Representation & Warranty Insurance Trust (c) (e) (f)	840	0
Quaker Chemical Corp. (d)	3,675	745,584
Other Securities (b)		493,393
		1,238,977

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.1% (a) (Continued)
Real Estate — 1.2%
Other Securities (b) (d)		$767,903

Utilities — 0.4%
Other Securities (b) (d)		258,046

Total Common Stocks (Cost $47,346,515)		$61,053,770

MONEY MARKET FUNDS — 4.7%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (g)	1,822,932	$1,822,932
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (g) (h)	1,119,629	1,119,629
Total Money Market Funds (Cost $2,942,561)		$2,942,561

Total Investments at Value — 101.8% (Cost $50,289,076)		$63,996,331

Liabilities in Excess of Other Assets — (1.8%)		(1,142,713)

Net Assets — 100.0%		$62,853,618

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any illiquid investments or investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 591-1568; (ii) on the SEC’s website at www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

ADR — American Depositary Receipt.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as illiquid or Level 3 investments, as of June 30, 2019.

(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $12,008,905 (Note 7).
(e)

Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of June 30, 2019, representing 0.0% of net assets (Note 2).

(f)	Illiquid security. The total value of such securities is $0 as of June 30, 2019, representing 0.0% of net assets.
(g)	The rate shown is the 7-day effective yield as of June 30, 2019.
(h)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $1,119,629. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,090,664 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.5% (a)
Communication Services — 1.1%
Other Securities (b) (d)		$662,500

Consumer Discretionary — 7.2%
Hooker Furniture Corp.	28,777	593,381
Stoneridge, Inc. (c)	14,113	445,265
Taylor Morrison Home Corp. - Class A (c)	38,015	796,793
Other Securities (b) (d)		2,391,327
		4,226,766
Consumer Staples — 1.8%
Landec Corp. (c)	65,795	616,499
Other Securities (b) (d)		405,080
		1,021,579
Energy — 7.0%
Centennial Resource Development, Inc. - Class A (c) (d)	82,405	625,454
Equitrans Midstream Corp. (d)	41,440	816,782
PDC Energy, Inc. (c)	13,520	487,531
WPX Energy, Inc. (c)	43,725	503,275
Other Securities (b) (d)		1,650,089
		4,083,131
Financials — 28.0%
Ameris Bancorp (d)	32,096	1,257,841
Bank of N.T. Butterfield & Son Ltd. (The)	25,076	851,580
Cadence Bancorp.	15,230	316,784
CVB Financial Corp.	14,860	312,506
Essent Group Ltd. (c)	8,120	381,559
First Horizon National Corp. (d)	45,337	676,881
HomeStreet, Inc. (c)	20,655	612,213
PacWest Bancorp (d)	15,065	584,974
Radian Group, Inc.	12,746	291,246
RenaissanceRe Holdings Ltd.	6,255	1,113,452
Texas Capital Bancshares, Inc. (c)	9,275	569,207
Western Alliance Bancorp. (c)	25,592	1,144,473
Other Securities (b) (d)		8,317,131
		16,429,847
Health Care — 2.3%
LivaNova plc (c)	6,925	498,322
Other Securities (b) (d)		865,531
		1,363,853
Industrials — 19.3%
Alamo Group, Inc.	6,055	605,075
Albany International Corp. - Class A	4,035	334,542
Apogee Enterprises, Inc.	11,410	495,650
Astronics Corp. (c)	11,480	461,726
Barnes Group, Inc.	7,515	423,395
BMC Stock Holdings, Inc. (c)	33,180	703,416
EnerSys	10,177	697,124
Federal Signal Corp.	16,803	449,480
GP Strategies Corp. (c)	20,375	307,256
HNI Corp.	12,265	433,935
Knight-Swift Transportation Holdings, Inc. (d)	22,679	744,778
Quanta Services, Inc.	24,160	922,671
Other Securities (b) (d)		4,723,591
		11,302,639
Information Technology — 12.2%
Coherent, Inc. (c)	4,389	598,528
Entegris, Inc. (d)	14,814	552,858
Mellanox Technologies Ltd. (c)	9,000	996,030
Methode Electronics, Inc.	18,550	529,974
Rambus, Inc. (c)	43,820	527,593
Verint Systems, Inc. (c)	4,925	264,866
Other Securities (b) (d)		3,713,517
		7,183,366
Materials — 5.5%
Boise Cascade Co.	9,945	279,554
Kaiser Aluminum Corp.	5,932	579,023
Materion Corp.	5,853	396,892
Neenah, Inc.	7,525	508,314
P.H. Glatfelter Co. (d)	46,525	785,342
Other Securities (b) (d)		661,969
		3,211,094
Real Estate — 9.4%
Brandywine Realty Trust	49,329	706,391
First Industrial Realty Trust, Inc.	7,080	260,119
PotlatchDeltic Corp.	9,534	371,635
RLJ Lodging Trust (d)	16,590	294,307
RPT Realty (d)	86,685	1,049,754
STAG Industrial, Inc.	10,307	311,684
Other Securities (b) (d)		2,544,515
		5,538,405

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.5% (a) (Continued)
Utilities — 2.7%
ONE Gas, Inc.	3,592	$324,357
Other Securities (b) (d)		1,269,573
		1,593,930
Total Common Stocks (Cost $54,395,186)		$56,617,110

MONEY MARKET FUNDS — 4.3%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (e)	2,384,068	$2,384,068
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (e) (f)	138,067	138,067
Total Money Market Funds (Cost $2,522,135)		$2,522,135

Total Investments at Value — 100.8% (Cost $56,917,321)		$59,139,245

Liabilities in Excess of Other Assets — (0.8%)		(441,230)

Net Assets — 100.0%		$58,698,015

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings and each investment of any issue that exceeds 1% of the Portfolio’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 591-1568; (ii) on the SEC’s website at www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Represents issuers not identified as a top 50 holding in terms of market value and issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, as of June 30, 2019.
(c)	Non-income producing security.
(d)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $7,797,418 (Note 7).
(e)	The rate shown is the 7-day effective yield as of June 30, 2019.
(f)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $138,067. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,753,094 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.3% (a)
Communication Services — 9.1%
Actua Corp. (b) (c) (d)	100	$63
Alphabet, Inc. - Class C (b)	4,133	4,467,400
AT&T, Inc.	48,128	1,612,769
Comcast Corp. - Class A	27,208	1,150,354
Facebook, Inc. - Class A (b)	15,539	2,999,027
Netflix, Inc. (b)	2,752	1,010,865
Verizon Communications, Inc.	26,423	1,509,546
Walt Disney Co. (The)	10,226	1,427,959
Other Securities (e) (f)		3,260,199
		17,438,182
Consumer Discretionary — 10.5%
Amazon.com, Inc. (b)	2,898	5,487,739
Home Depot, Inc. (The)	7,344	1,527,331
McDonald’s Corp.	5,138	1,066,956
NIKE, Inc. - Class B	9,049	759,663
Starbucks Corp.	9,473	794,121
Other Securities (e) (f)		10,462,259
		20,098,069
Consumer Staples — 6.6%
Coca-Cola Co. (The)	25,840	1,315,774
Costco Wholesale Corp.	2,971	785,116
PepsiCo, Inc.	9,119	1,195,774
Philip Morris International, Inc.	10,726	842,312
Procter & Gamble Co. (The)	16,340	1,791,680
Walmart, Inc.	9,309	1,028,552
Other Securities (e) (f)		5,691,183
		12,650,391
Energy — 4.6%
Chevron Corp.	12,863	1,600,671
Exxon Mobil Corp.	27,928	2,140,122
Other Securities (e) (f)		5,062,947
		8,803,740
Financials — 13.7%
Bank of America Corp.	63,858	1,851,881
Berkshire Hathaway, Inc. - Class B (b)	14,686	3,130,614
Citigroup, Inc.	16,485	1,154,444
JPMorgan Chase & Co.	21,642	2,419,575
Wells Fargo & Co.	29,157	1,379,708
Other Securities (e) (f)		16,358,536
		26,294,758
Health Care — 13.2%
Abbott Laboratories	12,635	1,062,603
AbbVie, Inc.	9,790	711,928
Amgen, Inc.	3,950	727,905
Eli Lilly & Co.	6,272	694,874
Johnson & Johnson	17,485	2,435,310
Merck & Co., Inc.	17,765	1,489,594
Pfizer, Inc.	38,422	1,664,440
Thermo Fisher Scientific, Inc.	2,831	831,408
UnitedHealth Group, Inc.	6,246	1,524,085
Other Securities (e) (f)		14,182,304
		25,324,451
Industrials — 9.8%
Boeing Co. (The)	3,988	1,451,673
Honeywell International, Inc.	4,552	794,734
Union Pacific Corp.	4,857	821,366
United Technologies Corp.	5,348	696,310
Other Securities (e) (f)		15,052,656
		18,816,739
Information Technology — 20.9%
Adobe, Inc. (b)	3,131	922,548
Apple, Inc.	32,343	6,401,326
Broadcom, Inc.	2,530	728,285
Cisco Systems, Inc.	29,388	1,608,405
Intel Corp.	29,498	1,412,068
International Business Machines Corp.	6,425	886,008
Mastercard, Inc. - Class A	6,525	1,726,057
Microsoft Corp.	51,102	6,845,623
Oracle Corp.	19,130	1,089,835
PayPal Holdings, Inc. (b)	7,725	884,204
Texas Instruments, Inc.	6,205	712,085
Visa, Inc. - Class A (f)	11,316	1,963,891
Other Securities (e) (f)		14,944,091
		40,124,426
Materials — 2.5%
Ferroglobe Representation Warranty & Insurance Trust (b) (c) (d)	500	0
Other Securities (e) (f)		4,794,191
		4,794,191

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.3% (a) (Continued)
Real Estate — 4.2%
New York REIT Liquidating, LLC (b) (c) (d) (f)	130	$1,715
Other Securities (e) (f)		7,991,014
		7,992,729
Utilities — 3.2%
Other Securities (e) (f)		6,199,927

Total Common Stocks (Cost $55,368,066)		$188,537,603

RIGHTS — 0.0% (g)
AMR Corp., Escrow (b) (c) (d)	3,275	$426
Galectin Therapeutics, Inc. (b) (c) (d)	3,690	0
Hertz Global Holdings, Inc. (b) (c) (d) (f)	430	838
Media General, Inc. - CVR (b) (c) (d) (f)	794	0
Schulman A, Inc. (b) (c) (d)	81	0
Total Rights (Cost $2,185)		$1,264

MONEY MARKET FUNDS — 1.6%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (h)	2,444,764	$2,444,764
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (h) (i)	738,590	738,590
Total Money Market Funds (Cost $3,183,354)		$3,183,354

Total Investments at Value — 99.9% (Cost $58,553,605)		$191,722,221

Other Assets in Excess of Liabilities — 0.1%		135,233

Net Assets — 100.0%		$191,857,454

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any illiquid investments or investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 591-1568; (ii) on the SEC’s website at www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

CVR — Contingent Value Right.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)

Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $3,042 as of June 30, 2019, representing 0.0% (g) of net assets (Note 2).

(d)	Illiquid security. The total value of such securities is $3,042 as of June 30, 2019, representing 0.0% (g) of net assets.
(e)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as illiquid or Level 3 investments, as of June 30, 2019.

(f)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $11,889,763 (Note 7).
(g)	Percentage rounds to less than 0.1%.
(h)	The rate shown is the 7-day effective yield as of June 30, 2019.
(i)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $738,590. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,296,734 (Note 7).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%
Argentina — 0.0% (a)
Other Securities (b) (c)		$33,258

Australia — 3.3%
CSL Ltd. (d)	34,128	5,167,794
Other Securities (b) (c) (d)		7,438,840
		12,606,634
Austria — 0.3%
Other Securities (b) (d)		985,552

Belgium — 0.6%
Other Securities (b) (d)		2,438,558

Bermuda — 0.4%
Other Securities (b) (c) (d)		1,404,563

Brazil — 1.0%
Other Securities (b)		3,698,709

Canada — 6.0%
Canadian Pacific Railway Ltd.	20,273	4,769,021
Shopify, Inc. - Class A (c) (e)	18,322	5,499,349
Other Securities (b) (c)		12,910,437
		23,178,807
Cayman Islands — 2.8%
Tencent Holdings Ltd. (d)	114,005	5,157,639
Other Securities (b) (c) (d)		5,461,612
		10,619,251
Chile — 0.1%
Other Securities (b)		332,180

China — 0.7%
Other Securities (b) (c) (d)		2,841,427

Cyprus — 0.0% (a)
Other Securities (b) (d)		80,109

Czech Republic — 0.4%
Other Securities (b) (d)		1,535,749

Denmark — 3.2%
A.P. Moller-Maerska A/S - Series B (c) (d)	2,466	3,068,594
Chr. Hansen Holding A/S (d)	30,761	2,894,869
DSV A/S (d)	29,869	2,941,304
Other Securities (b) (c) (d)		3,280,939
		12,185,706
Finland — 0.4%
Other Securities (b) (c) (d)		1,536,897

France — 9.2%
EssilorLuxottica S.A. (d)	18,816	2,453,511
LVMH Moet Hennessy Louis Vuitton SE (d)	13,602	5,782,755
Pernod Ricard S.A. (d)	18,274	3,365,756
Publicis Groupe S.A. (d)	42,319	2,233,709
Rexel S.A. (d)	278,831	3,539,145
Schneider Electric SE (d)	32,150	2,909,124
Ubisoft Entertainment S.A. (d) (e)	29,261	2,288,540
Other Securities (b) (c) (d)		12,616,750
		35,189,290
Germany — 3.2%
adidas AG (d)	14,148	4,377,118
Volkswagon AG (d)	16,862	2,892,378
Other Securities (b) (d)		5,154,934
		12,424,430
Greece — 0.0% (a)
FF Group (e) (f) (g)	2,880	0
Other Securities (b)		69,218
		69,218
Guernsey — 0.0% (a)
Other Securities (b) (d)		204,358

Hong Kong — 4.1%
AIA Group Ltd. (d)	453,465	4,897,038
China Resources Power Holdings Co. Ltd. (d)	2,100,504	3,063,958
Lenovo Group Ltd. (d)	2,961,000	2,292,708
Other Securities (b) (c) (d)		5,266,034
		15,519,738
Hungary — 0.0% (a)
Other Securities (b) (d)		138,447

India — 1.4%
HDFC Bank Ltd. - ADR	33,986	4,419,539
Other Securities (b) (d)		870,991
		5,290,530
Indonesia — 0.2%
Other Securities (b) (d)		667,921

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)
Ireland — 2.1%
Accenture plc - Class A	25,392	$4,691,679
Other Securities (b) (d)		3,193,760
		7,885,439
Isle of Man — 0.0% (a)
Other Securities (b) (d)		144,573

Israel — 0.3%
Other Securities (b) (c) (d)		990,190

Italy — 1.7%
Enel SpA (d)	323,417	2,256,153
Other Securities (b) (c) (d)		4,374,914
		6,631,067
Japan — 13.1%
Fujitsu Ltd. (d)	35,800	2,502,046
Hitachi Metals Ltd. (d)	273,400	3,100,411
Honda Motor Co. (d)	113,600	2,937,694
Inpex Corp. (d)	379,800	3,442,411
Keyence Corp. (d)	8,990	5,544,592
Sumitomo Mitsui Financial Group, Inc. (d)	71,400	2,530,939
Other Securities (b) (d)		30,074,360
		50,132,453
Jersey — 1.9%
Experian plc (d)	194,253	5,883,709
Other Securities (b) (d)		1,449,023
		7,332,732
Korea (Republic of) — 2.6%
Other Securities (b) (d)		10,162,279

Luxembourg — 0.0% (a)
Other Securities (b) (d)		136,818

Malaysia — 0.2%
Other Securities (b) (d)		905,089

Mauritius — 0.0% (a)
Other Securities (b) (d)		40,298

Mexico — 0.9%
Wal-Mart de Mexico S.A.B. de C.V.	946,231	2,582,938
Other Securities (b)		725,644
		3,308,582
Netherlands — 3.1%
ASML Holding N.V. - ADR (c)	10,964	2,279,744
Other Securities (b) (d)		9,495,565
		11,775,309
New Zealand — 0.1%
Other Securities (b) (d)		221,156

Norway — 0.3%
Other Securities (b) (d)		1,079,214

Philippines — 0.2%
Other Securities (b) (d)		639,475

Poland — 0.1%
Other Securities (b) (d)		372,706

Portugal — 0.1%
Other Securities (b) (d)		443,736

Russia — 1.0%
Other Securities (b) (d)		3,809,283

Singapore — 1.2%
Other Securities (b) (c) (d)		4,643,327

South Africa — 0.5%
Other Securities (b) (c) (d)		1,886,446

Spain — 2.0%
Amadeus IT Group S.A. (d)	45,165	3,579,245
Other Securities (b) (d)		4,208,628
		7,787,873
Sweden — 2.4%
Atlas Copco AB - Class A (d)	85,831	2,750,709
Other Securities (b) (c) (d)		6,300,606
		9,051,315
Switzerland — 8.3%
Alcon, Inc. (e)	61,054	3,770,101
Chubb Ltd.	25,821	3,803,175
Geberit AG (d)	6,197	2,896,672
Nestlé S.A. (d)	55,690	5,765,214
Roche Holdings AG (d)	15,310	4,305,031
Sika AG (d)	15,355	2,623,316
Other Securities (b) (d)		8,673,009
		31,836,518

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)
Taiwan — 4.2%
Hon Hai Precision Industry Co. Ltd. (d)	925,400	$2,314,496
Taiwan Semiconductor Manufacturing Co. Ltd. (d)	330,000	2,530,198
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	85,909	3,365,055
Other Securities (b) (d)		7,926,923
		16,136,672
Thailand — 0.2%
Other Securities (b) (d)		848,033

Turkey — 0.4%
Other Securities (b) (d)		1,415,943

United Arab Emirates — 0.0% (a)
Other Securities (b) (d)		82,620

United Kingdom — 11.3%
Compass Group plc (d)	174,253	4,177,062
HSBC Holdings plc (d)	298,530	2,491,556
John Wood Group plc (d)	515,317	2,967,116
TechnipFMC plc	98,456	2,553,949
Tesco plc (d)	933,867	2,691,975
Travis Perkins plc (d)	191,510	3,097,342
Vodafone Group plc (d)	1,375,105	2,253,835
Other Securities (b) (d)		23,150,315
		43,383,150
United States — 2.3%
Mettler-Toledo International, Inc. (e)	5,454	4,581,360
ResMed, Inc.	28,898	3,526,423
Other Securities (b) (c) (d)		525,533
		8,633,316
Total Common Stocks (Cost $338,445,899)		$374,696,944

	Shares	Value
PREFERRED STOCKS — 0.3%
Brazil — 0.2%
Other Securities (b)		$472,437

Colombia — 0.0% (a)
Other Securities (b)		102,729

Germany — 0.1%
Other Securities (b) (d)		439,078

Korea (Republic of) — 0.0% (a)
CJ Corp. (e) (f) (g)	15	485

Total Preferred Stocks (Cost $928,108)		$1,014,729

RIGHTS — 0.0% (a)
Chile — 0.0%
Enel Americas S.A. (e) (f) (g)	316,791	$0

Spain — 0.0% (a)
Repsol S.A. (e) (f) (g)	36,486	20,238

Taiwan — 0.0% (a)
China Life Insurance Co. Ltd. (e) (f) (g)	26,008	3,568

Total Rights (Cost $24,623)		$23,806

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Condensed Schedule of Investments - (Continued)	June 30, 2019 (Unaudited)

	Shares	Value
MONEY MARKET FUNDS — 1.3%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (h)	4,216,898	$4,216,898
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (h) (i)	913,808	913,808
Total Money Market Funds (Cost $5,130,706)		$5,130,706

Total Investments at Value — 99.4% (Cost $344,529,336)		$380,866,185

Other Assets in Excess of Liabilities — 0.6%		2,171,568

Net Assets — 100.0%		$383,037,753

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, and any illiquid investments or investments classified as Level 3. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 591-1568; (ii) on the SEC’s website at www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

(a)	Percentage rounds to less than 0.1%.
(b)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any issuers not classified as illiquid or Level 3 investments, as of June 30, 2019.

(c)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $9,009,901 (Note 7).
(d)	Level 2 security (Note 2).
(e)	Non-income producing security.
(f)	Illiquid security. The total value of such securities is $24,291 as of June 30, 2019, representing 0.0% (a) of net assets.
(g)

Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $24,291 as of June 30, 2019, representing 0.0% (a) of net assets (Note 2).

(h)	The rate shown is the 7-day effective yield as of June 30, 2019.
(i)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2018 was $913,808. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $8,406,826 (Note 7).

ADR — American Depositary Receipt.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments	June 30, 2019 (Unaudited)

	Par Value	Value
U.S. TREASURY OBLIGATIONS — 11.2%
U.S. Treasury Bills — 1.0%
2.406%, due 09/05/19 (a)	$1,880,000	$1,872,762
2.385%, due 11/07/19 (a)	1,300,000	1,290,404
		3,163,166
U.S. Treasury Bonds — 2.6%
4.375%, due 02/15/38	880,000	1,162,425
2.750%, due 11/15/42 (b)	1,195,000	1,251,389
3.125%, due 02/15/43	1,850,000	2,061,305
3.000%, due 02/15/49 (b)	2,280,300	2,500,848
Other Securities (b) (c)		1,299,600
		8,275,567
U.S. Treasury Notes — 7.2%
1.750%, due 06/15/22	1,338,000	1,339,464
1.750%, due 06/30/24	3,836,000	3,833,003
3.000%, due 09/30/25	1,000,000	1,067,656
2.250%, due 08/15/27	960,000	982,500
2.375%, due 05/15/29 (b)	2,000,000	2,065,625
Other Securities (b) (c)		13,425,238
		22,713,486
U.S. Treasury Inflation-Protected Notes — 0.4%
Other Securities (c)		1,350,997

Total U.S. Treasury Obligations (Cost $34,171,752)		$35,503,216

AGENCY MORTGAGE-BACKED OBLIGATIONS — 8.3%
Federal Home Loan Mortgage Corp. — 2.3%
Series 4249, Class CS, 4.300%, due 09/15/43	$1,263,587	$1,209,533
Series 4355, Class ZX, 4.000%, due 05/15/44	4,273,488	4,701,251
Other Securities (c) (d)		1,241,476
		7,152,260
Federal Home Loan Mortgage Corp. Interest-Only Strips — 0.3%
Other Securities (c) (d)		1,014,083

Federal National Mortgage Association — 2.9%
Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,382,552	1,318,782
Series TBA, 3.500%, due 02/25/48	1,700,000	1,738,051
Series TBA, 4.000%, due 05/25/48	1,350,000	1,395,272
Other Securities (b) (c) (d)		4,799,145
		9,251,250
Federal National Mortgage Association Interest-Only Strips — 1.6%
Series 2009-78, Class XS, 4.336% (1MO LIBOR + 674), due 10/25/39 (d)	6,229,155	1,341,248
Other Securities (c) (d)		3,782,713
		5,123,961
Government National Mortgage Association — 0.6%
Series TBA, 3.000%, due 04/20/47	1,650,000	1,683,709

Government National Mortgage Association Interest-Only Strips — 0.6%
Other Securities (c) (d)		1,883,824

Total Agency Mortgage-Backed Obligations (Cost $24,892,962)		$26,109,087

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.6%
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 4.916%, due 03/25/37 (d)	$4,008,599	$2,581,634
BX Trust, Series 2018-MCSF, Class F, 144A, 5.086%, due 04/15/35 (d) (e)	140,000	140,701
BX Trust, Series 2018-GW, Class G, 144A, 5.360% (1MO LIBOR + 292), due 05/15/35 (d) (e)	83,000	83,570
Castlelake Aircraft Securitization, Series 2019-1A, Class C, 144A, 6.899%, due 04/15/39 (d)	976,071	972,883
CIM Trust, Series 2016-2, Class B2, 144A, 8.273%, due 02/01/56 (d)	1,000,000	1,009,094
CIM Trust, Series 2016-3, Class B2, 144A, 7.312%, due 02/27/56 (d)	1,000,000	1,005,849

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2019 (Unaudited)

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.6% (Continued)
CIM Trust, Series 2016-1, Class B2, 144A, 7.453%, due 07/26/55 (d)	$1,000,000	$1,010,803
CLNS Trust, Series 2017-IKPR, Class F, 144A, 6.953% (1MO LIBOR + 450), due 06/11/32 (d) (e)	84,000	84,630
Commercial Mortgage Trust, Series 2016-GCT, Class F, 144A, 3.461%, due 08/10/29 (d) (e)	150,000	146,972
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 2.574% (1MO LIBOR + 175), due 09/25/36 (d)	1,397,517	1,366,702
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.795%, due 09/25/37 (d)	1,656,991	1,605,317
Credit Suisse Commercial Mortgage Trust, Series 2017-LSTK, Class E, 144A, 3.331%, due 04/05/33 (d) (e)	170,000	168,565
DBGS Mortgage Trust, Series 2018-5BP, Class F, 144A, 4.890% (1MO LIBOR + 245), due 06/15/33 (d) (e)	140,000	139,716
Dryden Senior Loan Fund, Series 2018-60A, Class C, 144A, 4.647% (3MO LIBOR + 205), due 07/15/31 (d)	1,000,000	979,986
FREMF Mortgage Trust, Series 2014-K503, Class D, 144A, 0.000%, due 10/25/47 (d) (e)	1,064,300	1,049,084
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class F, 144A, 4.540% (1MO LIBOR + 210), due 07/15/35 (d)	1,000,000	988,302
GSAA Home Equity Trust, Series 2005-6, Class M-1, 2.860% (1MO LIBOR + 43), due 06/25/35 (d)	1,300,000	1,255,671
Home Partners of America Trust, Series 2018-1, Class E, 144A, 4.282% (1MO LIBOR + 185), due 07/17/37 (d)	1,000,000	999,997
IMT Trust, Series 2017-APTS, Class FFL, 144A, 5.290% (1MO LIBOR + 285), due 06/15/34 (d) (e)	56,000	55,737
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, 144A, 5.440% (1MO LIBOR + 300), due 06/15/32 (d) (e)	26,502	26,717
JPMorgan Chase Commercial Mortgage Trust, Series 2011-C5, Class D, 5.375%, due 08/15/46 (d) (e)	268,000	271,929
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class FFX, 144A, 5.542%, due 07/05/23 (d)	1,500,000	1,541,499
JPMorgan Chase Commercial Mortgage Trust, Series 2018-BCON, Class E, 3.756%, due 01/05/31 (d) (e)	300,000	303,386
Madison Avenue Trust, Series 2013-650M, Class E, 4.034%, due 10/12/32 (d) (e)	268,000	265,811
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C17, Class C, 4.465%, due 08/15/47 (d)	1,117,000	1,144,007
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C20, Class D, 144A, 3.071%, due 02/15/48 (d) (e)	42,000	39,045
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C22, Class C, 4.378%, due 04/15/48 (d)	1,000,000	1,034,006
Morgan Stanley Capital I Trust, Series 2018-SUN, Class G, 144A, 5.490% (1MO LIBOR + 305), due 07/15/35 (d) (e)	40,000	40,251

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2019 (Unaudited)

	Par Value	Value
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 18.6% (Continued)
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 2.810% (1MO LIBOR + 380), due 12/25/35 (d)	$1,000,000	$973,377
MSCG Trust, Series 2018-SELF, Class F, 144A, 5.490% (1MO LIBOR + 305), due 10/15/28 (d) (e)	199,000	199,251
PFP Ltd., Series 2017-4, Class D, 144A, 6.073% (1MO LIBOR + 360), due 07/14/35 (d)	1,000,000	999,795
PR Mortgage Loan Trust, Series 2014-1, Class APT, 144A, 5.911%, due 10/25/49 (d) (e)	1,865,055	1,855,548
Slide, Series 2018-FUN, Class F, 144A, 5.440% (1MO LIBOR + 300), due 06/15/31 (d)	1,224,832	1,234,795
Wells Fargo Commercial Mortgage Trust, Series 2015-LC5, Class D, 144A, 4.761%, due 10/15/45 (d) (e)	385,000	397,457
Other Securities (c) (d)		32,878,299
Total Non-Agency Mortgage-Backed Obligations (Cost $57,954,737)		$58,850,386

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS — 2.9%
FREMF Mortgage Trust, Series 2014-K503, Class X2A, 144A, 0.100%, due 10/25/47 (d) (e)	$263,070	$51
FREMF Mortgage Trust, Series 2014-K503, Class X2B, 144A, 0.100%, due 10/25/47 (d) (e)	2,554,200	1,265
L Street Securities, Series 2017-PM1, Class XIO, 144A, 0.000%, due 11/25/47 (d)	818,978,210	1,167,208
Other Securities (c) (d)		8,113,767
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,795,932)		$9,282,291

ASSET-BACKED SECURITIES — 2.3%
Helios Issuer, LLC, Series 2017-1A, Class A, 144A, 4.940%, due 09/20/49 (d)	$1,081,513	$1,149,543
Wingstop Funding, LLC, Series 2018-1, Class A2, 144A, 4.970%, due 12/05/48 (d)	997,500	1,042,217
Other Securities (c) (d)		5,184,686
Total Asset-Backed Securities (Cost $7,148,604)		$7,376,446

COLLATERALIZED LOAN OBLIGATIONS — 3.3%
Annisa CLO Ltd., Series 2016-2A, Class CR, 144A, 4.592% (3MO LIBOR + 200), due 07/20/31 (d)	$1,000,000	$977,746
Babson CLO Ltd., Series 2012-II, Class SUB, 144A, 0.000%, due 05/15/23 (e)	1,000,000	34,632
Other Securities (c) (d)		9,298,316
Total Collateralized Loan Obligations (Cost $11,179,022)		$10,310,694

INVESTMENT-GRADE CORPORATE OBLIGATIONS — 6.9%
Communication Services — 0.6%
Other Securities (b) (c)		$1,966,371

Consumer Discretionary — 0.4%
Other Securities (c)(d)		1,129,263

Consumer Staples — 0.4%
Other Securities (c)(d)		1,166,040

Energy — 1.4%
Other Securities (b) (c)		4,476,991

Financials — 1.9%
Other Securities (b) (c) (d)		6,114,667

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2019 (Unaudited)

	Par Value	Value
INVESTMENT-GRADE CORPORATE OBLIGATIONS — 6.9% (Continued)
Health Care — 0.6%
Other Securities (b) (c) (d)		$1,905,347

Industrials — 0.3%
Other Securities (b) (c)		825,782

Information Technology — 0.7%
Other Securities (c)		2,314,588

Materials — 0.2%
Other Securities (c)		568,629

Real Estate — 0.2%
Other Securities (c)		553,902

Utilities — 0.2%
Other Securities (b) (c)		735,304

Total Investment-Grade Corporate Obligations (Cost $20,716,039)		$21,756,884

HIGH YIELD CORPORATE OBLIGATIONS — 11.2%
Communication Services — 1.5%
Other Securities (b) (c)		$4,792,748

Consumer Discretionary — 1.6%
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24 (e)	$55,000	52,594
PetSmart, Inc., 144A, 7.125%, due 03/15/23 (e)	30,000	28,125
Other Securities (b) (c)		4,914,184
		4,994,903
Consumer Staples — 0.7%
Other Securities (b) (c)		2,273,344

Energy — 2.3%
Other Securities (b) (c)		7,145,123

Financials — 1.4%
Other Securities (b) (c) (d)		4,588,589

Health Care — 0.6%
Other Securities (b) (c)		1,948,192

Industrials — 0.8%
Other Securities (b) (c)		2,621,078

Information Technology — 0.8%
Other Securities (b) (c)		2,395,663

Materials — 1.0%
Other Securities (b) (c)		3,165,777

Real Estate — 0.1%
Other Securities (c)		374,405

Utilities — 0.4%
Other Securities (b) (c)		1,182,014

Total High Yield Corporate Obligations (Cost $34,476,166)		$35,481,836

FOREIGN BONDS — 23.5%
Argentina — 0.9%
Other Securities (b) (c)		$2,968,754

Australia — 0.4%
Other Securities (c)		1,372,368

Austria — 0.2%
Other Securities (c)		686,154

Bermuda — 0.5%
Digicel Group Ltd., 144A, 9.125%, due 04/01/24 (e)	$602,566	126,539
Other Securities (c)		1,280,194
		1,406,733
Brazil — 1.3%
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/23	4,560	1,364,612
Other Securities (b) (c)		2,782,847
		4,147,459

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2019 (Unaudited)

	Par Value	Value
FOREIGN BONDS — 23.5% (Continued)
Canada — 2.4%
Canadian Government, 2.250%, due 03/01/24	1,311,000	$1,039,555
Other Securities (b) (c)		6,461,914
		7,501,469
Cayman Islands — 0.9%
Other Securities (c)		2,774,684

Chile — 1.0%
Other Securities (b) (c)		3,074,647

Colombia — 0.8%
Other Securities (c)		2,581,709

Costa Rica — 0.1%
Other Securities (c)		211,750

Curacao — 0.1%
Other Securities (b) (c)		211,750

Dominican Republic — 0.1%
Other Securities (b) (c)		465,493

Finland — 0.1%
Other Securities (c)		234,494

Germany — 0.3%
Other Securities (c)		1,069,124

Hungary — 0.3%
Other Securities (c)		858,210

India — 0.5%
Other Securities (c)		1,733,853

Indonesia — 1.2%
Other Securities (c)		3,701,602

Ireland — 0.7%
Other Securities (b) (c)		2,300,371

Israel — 0.3%
Other Securities (c)		864,243

Japan — 0.4%
Other Securities (c) (d)		1,304,091

Liberia — 0.0% (f)
Other Securities (c)		65,081

Luxembourg — 1.4%
Other Securities (b) (c)		4,556,129

Malaysia — 0.4%
Other Securities (c)		1,279,801

Mauritius — 0.1%
Other Securities (c)		403,304

Mexico — 1.7%
Other Securities (b) (c) (d)		5,509,895

Mongolia — 0.1%
Other Securities(b) (c)		418,370

Netherlands — 1.6%
Petrobras Global Finance B.V., 5.750%, due 02/01/29	$1,015,000	1,056,869
Other Securities (b) (c)		4,129,952
		5,186,821
New Zealand — 0.3%
Other Securities (c)		996,307

Norway — 0.6%
Norwegian Government Bond, 144A, 3.750%, due 05/25/21	7,980,000	978,911
Other Securities (c) (d)		827,951
		1,806,862
Panama — 0.4%
Other Securities (b) (c)		1,228,193

Paraguay — 0.1%
Other Securities (c)		206,187

Peru — 0.1%
Other Securities (b) (c)		429,534

Philippines — 0.9%
Other Securities (c) (d)		2,697,019

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2019 (Unaudited)

	Par Value	Value
FOREIGN BONDS — 23.5% (Continued)
Portugal — 0.3%
Other Securities (c)		$946,254

Puerto Rico — 0.1%
Other Securities (c)		302,743

Qatar — 0.1%
Other Securities (c)		443,605

Saudi Arabia — 0.2%
Other Securities (c)		605,084

Singapore — 1.4%
Other Securities (b) (c)		4,393,741

Spain — 0.2%
Other Securities (c)		548,750

Sweden — 0.2%
Other Securities (c)		512,414

Thailand — 0.1%
Other Securities (c)		202,250

United Kingdom — 0.4%
Other Securities (c)		1,291,157

Virgin Islands British — 0.3%
Other Securities (c)		775,142

Total Foreign Bonds (Cost $72,301,652)		$74,273,601

LOAN PARTICIPATIONS — 4.8%
Allied Universal Holdco, LLC, 4.700% (3MO LIBOR + 425), due 06/26/26 (c) (e)	$10,811	$10,811
Capital Automotive, L.P., 8.483% (3MO LIBOR + 600), due 03/21/25 (d) (e)	37,957	37,981
CPA Global, 5.833% (3MO LIBOR + 325), due 10/04/24 (d) (e)	306,560	299,969
Radiology Partners, Inc., 7.342% (3MO LIBOR + 425), due 07/09/25 (d) (e)	149,624	149,531
RentPath, LLC, 7.240% (3MO LIBOR + 475), due 12/17/21 (d) (e)	214,968	123,222
Tribune Media Co., 5.499% (3MO LIBOR + 300), due 12/27/20 (d) (e)	42,521	42,424
Other Securities (c) (d)		14,461,070
Total Loan Participations (Cost $15,365,260)		$15,125,008

	Shares
COMMON STOCKS — 0.2%
Financials — 0.2%
Other Securities (c)		$500,154

Industrials — 0.0% (f)
Other Securities (c)		25,016

Total Common Stocks (Cost $570,128)		$525,170

PREFERRED STOCKS — 0.9%
U.S. Bancorp, 5.500% (e)	6,900	$178,986
Other Securities (c)		2,569,171
Total Preferred Stocks (Cost $2,716,605)		$2,748,157

PURCHASED OPTIONS — 0.0% (f)
Other Securities (c) (Cost $40,999)		$38,440

PURCHASED SWAPTION CONTRACTS — 0.00% (f)
Other Securities (c) (Cost $28,500)		$48,259

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Investments - (continued)	June 30, 2019 (Unaudited)

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 5.8%
Voya Emerging Markets Hard Currency Debt Fund - Class P	342,061	$3,345,353
Voya Floating Rate Fund - Class P	1,377,092	13,164,995
Voya High Yield Bond Fund - Class P	215,924	1,720,916
Total Affiliated Registered Investment Companies (Cost $18,277,918)		$18,231,264

MONEY MARKET FUNDS — 10.2%
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (g)	12,347,287	$12,347,287
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (g) (h)	20,030,015	20,030,015
Total Money Market Funds (Cost $32,377,302)		$32,377,302

Total Investments at Value — 110.1% (Cost $340,985,078)		$348,038,041

Liabilities in Excess of Other Assets — (10.1%)		(31,867,915)

Net Assets — 100.0%		$316,170,126

The Condensed Schedule of Investments does not reflect the complete portfolio holdings. It includes the Portfolio’s 50 largest holdings, each investment of any issue that exceeds 1% of the Portfolio’s net assets, and any illiquid investments. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange commission (“SEC”). The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (866) 591-1568; (ii) on the SEC’s website at www.sec.gov; and (iii) on our website at http://advisor.wilshire.com.

CLO — Collateralized Loan Obligation.

LIBOR — London Interbank Offered Rate.

144A — Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. Management has determined that these securities are liquid. The total value of such securities is $94,667,274 as of June 30, 2019, representing 29.9% of net assets.

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $22,129,883 (Note 7).
(c)

Represents issuers not identified as a top 50 holding in terms of market value, issues or issuers not exceeding 1% of net assets individually or in the aggregate, respectively, or any illiquid investments as of June 30, 2019.

(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(e)	Illiquid security. The total value of such securities is $6,354,500 as of June 30, 2019, representing 2.0% of net assets.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of June 30, 2019.
(h)

This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $20,030,015. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,541,618 (Note 7).

LIBOR rates as of June 30, 2019:

1MO LIBOR    2.39800%

3MO LIBOR    2.31988%

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Futures Contracts	June 30, 2019 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/ Unrealized Appreciation
TREASURY FUTURES
2-Year U.S. Treasury Note Future	53	09/30/2019	$11,402,867	$64,279
5-Year U.S. Treasury Note Future	246	09/30/2019	29,060,672	439,470
10-Year U.S. Treasury Note Future	25	09/19/2019	3,198,438	65,787
U.S. Treasury Long Bond Future	12	09/19/2019	1,867,125	63,003
Total Futures Contracts			$45,529,102	$632,539

The average monthly notional amount of futures contracts during the six months ended June 30, 2019 was $45,056,139.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Futures Contracts Sold Short	June 30, 2019 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Value/ Unrealized Depreciation
TREASURY FUTURES
5-Year U.S. Treasury Note Future	3	09/30/2019	$354,398	$(521)
CME Ultra Long-Term U.S. Treasury Bond Future	18	09/19/2019	3,196,125	(66,538)
U.S. Treasury Long Bond Future	15	09/19/2019	2,333,906	(4,124)
Ultra 10-Year U.S. Treasury Note Future	5	09/19/2019	690,469	(1,330)

Total Futures Contracts Sold Short			$6,574,898	$(72,513)

The average monthly notional amount of futures contracts sold short during the six months ended June 30, 2019 was $4,569,639.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts	June 30, 2019 (Unaudited)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2019	Fund Delivering	U.S. $ Value at June 30, 2019	Unrealized Appreciation	Unrealized Depreciation
Australia and New Zealand Banking Group Ltd.	9/18/2019	USD	1,926,622	AUD	1,933,538	$—	$(6,916)
Australia and New Zealand Banking Group Ltd.	9/18/2019	USD	971,919	NZD	985,593	—	(13,674)
Barclays Capital, Inc.	7/26/2019	NOK	3,070,705	USD	3,061,885	8,820	—
Barclays Capital, Inc.	7/26/2019	SEK	527,588	USD	528,000	—	(412)
BNP Paribas	7/26/2019	EUR	184,591	USD	185,084	—	(493)
BNP Paribas	7/26/2019	USD	6,004	CAD	6,047	—	(43)
BNP Paribas	7/26/2019	USD	145,000	EUR	145,022	—	(22)
Brown Brothers Harriman & Co.	7/26/2019	AUD	888,784	USD	874,549	14,234	—
Brown Brothers Harriman & Co.	7/26/2019	EUR	390,091	USD	390,000	91	—
Brown Brothers Harriman & Co.	7/26/2019	GBP	953,504	USD	951,000	2,504	—
Brown Brothers Harriman & Co.	7/26/2019	SEK	111,517	USD	110,251	1,266	—
Brown Brothers Harriman & Co.	7/26/2019	USD	62,855	EUR	63,106	—	(251)
Brown Brothers Harriman & Co.	7/26/2019	USD	496,000	EUR	495,691	309	—
Brown Brothers Harriman & Co.	7/26/2019	USD	871,000	EUR	870,612	388	—
Brown Brothers Harriman & Co.	7/26/2019	USD	645,000	GBP	643,710	1,290	—
Brown Brothers Harriman & Co.	7/26/2019	USD	963,006	GBP	965,652	—	(2,646)
Brown Brothers Harriman & Co.	7/26/2019	USD	384,000	GBP	382,691	1,309	—
Brown Brothers Harriman & Co.	7/26/2019	USD	131,000	GBP	131,012	—	(12)
Brown Brothers Harriman & Co.	7/26/2019	USD	184,563	NOK	183,538	1,025	—
Brown Brothers Harriman & Co.	7/26/2019	USD	250,000	NOK	248,539	1,461	—
Brown Brothers Harriman & Co.	7/26/2019	USD	904,332	NZD	926,047	—	(21,716)
Brown Brothers Harriman & Co.	7/26/2019	USD	528,000	NZD	528,100	—	(100)
CIBC, Toronto	9/18/2019	CAD	603,466	USD	590,000	13,466	—
CIBC, Toronto	9/18/2019	CAD	600,847	USD	590,000	10,847	—
CIBC, Toronto	9/18/2019	USD	2,478,134	CAD	2,534,296	—	(56,163)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts (Continued)	June 30, 2019 (Unaudited)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2019	Fund Delivering	U.S. $ Value at June 30, 2019	Unrealized Appreciation	Unrealized Depreciation
Citigroup	7/1/2019	EUR	112,750	USD	111,330	$1,420	$—
Citigroup	7/26/2019	NZD	880,313	USD	876,000	4,313	—
Citigroup	7/26/2019	USD	761,000	NOK	759,708	1,292	—
Citigroup	7/26/2019	USD	1,500,000	JPY	1,500,645	—	(645)
Citigroup	9/18/2019	CAD	213,149	NOK	212,806	343	—
Citigroup	9/18/2019	CAD	225,575	NOK	224,568	1,007	—
Citigroup	9/18/2019	EUR	82,462	USD	81,431	1,031	—
Citigroup	9/18/2019	MXP	168,447	USD	164,020	4,427	—
Citigroup	9/18/2019	MXP	42,497	USD	41,005	1,492	—
Citigroup	9/18/2019	NOK	225,868	CAD	225,575	293	—
Citigroup	9/18/2019	USD	962,844	BRL	972,707	—	(9,863)
Citigroup	9/18/2019	USD	662,888	EUR	669,412	—	(6,524)
Citigroup	9/18/2019	USD	7,367,070	EUR	7,414,254	—	(47,185)
Citigroup	9/18/2019	USD	112,022	EUR	113,459	—	(1,437)
Citigroup	9/18/2019	USD	615,075	MXP	618,079	—	(3,004)
Goldman Sachs Bank, USA	7/26/2019	CHF	478,794	USD	481,000	—	(2,206)
Goldman Sachs Bank, USA	7/26/2019	CHF	132,140	USD	132,000	140	—
Goldman Sachs Bank, USA	7/26/2019	EUR	3,008,924	USD	3,017,000	—	(8,076)
Goldman Sachs Bank, USA	7/26/2019	USD	1,349,000	CHF	1,348,914	86	—
Goldman Sachs Bank, USA	7/26/2019	USD	2,909,000	EUR	2,909,626	—	(626)
Goldman Sachs Bank, USA	9/18/2019	MXP	840,754	USD	818,566	22,188	—
Goldman Sachs Bank, USA	9/18/2019	MXP	205,697	USD	204,548	1,149	—
Goldman Sachs Bank, USA	9/18/2019	USD	470,000	JPY	471,996	—	(1,996)
Goldman Sachs Bank, USA	9/18/2019	USD	204,641	MXP	205,176	—	(535)
Goldman Sachs Bank, USA	9/18/2019	USD	204,641	MXP	206,081	—	(1,440)
HSBC Bank, USA	7/26/2019	NZD	535,536	USD	530,000	5,536	—
HSBC Bank, USA	9/18/2019	CAD	443,503	NOK	438,361	5,142	—
HSBC Bank, USA	9/18/2019	JPY	472,098	USD	470,000	2,098	—
HSBC Bank, USA	9/18/2019	USD	150,502	GBP	150,537	—	(35)
HSBC Bank, USA	9/18/2019	USD	1,186,667	JPY	1,189,094	—	(2,427)
JPMChase, New York	7/26/2019	NZD	175,621	USD	173,000	2,621	—
JPMChase, New York	7/26/2019	USD	354,839	JPY	353,547	1,292	—
JPMChase, New York	9/18/2019	CAD	222,033	NOK	221,220	813	—
JPMChase, New York	9/18/2019	EUR	334,706	CAD	336,896	—	(2,190)
JPMChase, New York	9/18/2019	NOK	210,436	CAD	210,236	200	—
JPMChase, New York	9/18/2019	USD	590,000	CAD	600,953	—	(10,953)
JPMChase, New York	9/18/2019	USD	590,000	CAD	599,266	—	(9,266)
JPMChase, New York	9/18/2019	USD	1,785,791	SGD	1,802,258	—	(16,467)
Morgan Stanley Capital	7/26/2019	CAD	4,659,739	USD	4,619,613	40,126	—
Morgan Stanley Capital	7/26/2019	CHF	127,756	USD	128,000	—	(244)
Morgan Stanley Capital	7/26/2019	USD	587,000	AUD	588,579	—	(1,579)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts (Continued)	June 30, 2019 (Unaudited)

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2019	Fund Delivering	U.S. $ Value at June 30, 2019	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital	7/26/2019	USD	2,007,000	CAD	2,006,631	$369	$—
Morgan Stanley Capital	7/26/2019	USD	137,000	GBP	136,986	14	—
Morgan Stanley Capital	7/26/2019	USD	131,000	NZD	131,356	—	(356)
Morgan Stanley Capital	9/18/2019	CAD	426,298	NOK	425,670	628	—
Morgan Stanley Capital	9/18/2019	CAD	225,575	NOK	224,963	612	—
Morgan Stanley Capital	9/18/2019	CAD	210,236	NOK	209,787	449	—
Morgan Stanley Capital	9/18/2019	EUR	83,081	USD	82,932	149	—
Morgan Stanley Capital	9/18/2019	EUR	669,412	USD	667,443	1,969	—
Morgan Stanley Capital	9/18/2019	NOK	225,836	CAD	225,575	261	—
Morgan Stanley Capital	9/18/2019	NOK	44,376	CAD	44,350	26	—
Morgan Stanley Capital	9/18/2019	USD	928,786	JPY	930,631	—	(1,845)
Royal Bank of Canada, Toronto	9/18/2019	USD	273,207	CAD	279,208	—	(6,001)
Royal Bank of Canada, Toronto	9/18/2019	USD	1,780,000	CAD	1,793,923	—	(13,923)
Standard Chartered Securities N.A.	9/18/2019	JPY	883,857	USD	890,000	—	(6,143)
Standard Chartered Securities N.A.	9/18/2019	JPY	888,441	USD	890,000	—	(1,559)
State Street Bank, Boston	7/26/2019	AUD	115,044	USD	115,000	44	—
State Street Bank, Boston	7/26/2019	CHF	656,102	USD	656,000	102	—
State Street Bank, Boston	7/26/2019	CHF	581,953	USD	583,119	—	(1,166)
State Street Bank, Boston	7/26/2019	NZD	235,764	USD	231,000	4,764	—
State Street Bank, Boston	7/26/2019	USD	937,000	CHF	941,264	—	(4,264)
State Street Bank, Boston	7/26/2019	USD	636,853	GBP	634,425	2,428	—
State Street Bank, Boston	9/18/2019	USD	593,333	JPY	594,649	—	(1,316)
State Street Bank, Boston	9/18/2019	USD	409,283	MXP	412,961	—	(3,678)
State Street Bank, Boston	9/18/2019	USD	205,025	MXP	209,005	—	(3,980)
State Street Bank, Boston	9/18/2019	USD	205,025	MXP	205,307	—	(282)
State Street Bank, Boston	9/18/2019	USD	205,025	MXP	205,560	—	(535)
UBS AG, Stamford	9/18/2019	EUR	334,706	CAD	336,930	—	(2,224)
UBS AG, Stamford	9/18/2019	NOK	849,032	CAD	852,595	—	(3,563)
UBS AG, Stamford	9/18/2019	NOK	450,508	CAD	451,149	—	(641)
UBS AG, Stamford	9/18/2019	USD	1,744,924	NOK	1,780,261	—	(35,338)

Total						$165,834	$(315,960)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule of Forward Foreign Currency Contracts (Continued)	June 30, 2019 (Unaudited)

AUD - Australian Dollar	EUR - Euro	NOK - Norway Krona
BRL - Brazilian Real	GBP - British Pound Sterling	NZD - New Zealand Dollar
CAD - Canadian Dollar	JPY - Japanese Yen	SEK - Swedish Krona
CHF - Swiss Franc	MXP - Mexican Peso	SGD - Singapore Dollar

For the period ended June 30, 2019, the average volume of activity of forward foreign currency contracts was as follows:

Average Monthly Notional Amount Purchased	$86,712,536
Average Monthly Notional Amount Sold	$110,729,386

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule Of Purchased Options	June 30, 2019 (Unaudited)

PURCHASED OPTIONS	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Currency Call Options
Chinese Yuan, 07/11/19 at 7.00 (a)	2,010,000	$2,010,000	$1,672	$(4,428)
Mexican Peso, 12/20/19 at 20.825 (a)	1,230,000	1,230,000	16,984	2,052
Mexican Peso, 02/20/20 at 21.25 (a)	1,170,000	1,170,000	19,784	(183)

Total Purchased Options (Cost $40,999)		$4,410,000	$38,440	$(2,559)

(a)	Illiquid security. The total value of such securities is $38,440 as of June 30, 2019, representing 0.0% of net assets.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Schedule Of Interest Rate Swaptions Purchased	June 30, 2019 (Unaudited)

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Calls
Bank of America, N.A.	Interest Rate, 3MO LIBOR	0.000%	02/25/20	$6,176,000	$1,112	$1,112
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.270%	02/26/20	5,187,000	(37)	(37)
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.295%	03/02/20	4,947,000	(1,341)	(1,341)
Barclays Capital	Interest Rate, 3MO LIBOR	5.020%	03/14/20	2,737,000	6,643	6,643
JPMChase Bank	Interest Rate, 3MO LIBOR	5.078%	03/19/20	3,212,000	5,974	5,974
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	4.955%	05/01/30	1,826,000	5,772	5,772
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	5.003%	05/20/30	609,000	1,636	1,636
					19,759	19,759
Puts
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	2.200%	08/07/19	150,000,000	28,500	—

Total Interest Rate Swaptions Purchased					$48,259	$19,759

LIBOR — London Interbank Offered Rate.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities June 30, 2019 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
ASSETS:
Investments in unaffiliated securities, at value* (Note 2)	$214,250,875	$190,577,957	$63,996,331	$59,139,245	$191,722,221	$380,866,185	$329,806,777
Investments in affiliated securities, at value (Note 5)	—	—	—	—	—	—	18,231,264
Foreign currency, at value	—	—	—	—	—	399,533	233,502
Margin deposits for futures contracts	—	—	—	—	—	—	438,092
Receivable for capital shares sold	25,955	20,823	5,871	8,205	839,513	76,749	28,316
Receivable for investment securities sold	426,802	337,711	32,317	96,118	—	1,511,712	6,210,746
Unrealized appreciation on foreign forward currency contracts (Note 6)	—	—	—	—	—	—	165,834
Net variation margin receivable on futures contracts	—	—	—	—	—	—	38,834
Dividends and interest receivable	83,192	229,048	26,709	86,654	172,665	1,044,512	2,736,438
Foreign withholding tax reclaims receivable	7,659	4,012	—	—	—	1,226,082	—
Other assets	37,095	33,402	27,700	28,060	29,088	45,614	41,182
Total Assets	214,831,578	191,202,953	64,088,928	59,358,282	192,763,487	385,170,387	357,930,985
LIABILITIES:
Payable upon return of securities loaned (Note 7)	565,233	117,111	1,119,629	138,067	738,590	913,808	20,030,015
Distributions payable	—	—	—	—	—	—	43,576
Payable for capital shares redeemed	503,362	58,668	15,177	16,268	—	126,583	2,265,246
Payable for investment securities purchased	63,058	67,136	22,840	443,866	19,124	686,028	18,655,666
Net unrealized depreciation on currency contracts	—	—	—	—	—	103	—
Net variation margin payable on swaption and foreign forward currency contracts	—	—	—	—	—	—	180,000
Unrealized depreciation on foreign forward currency contracts (Note 6)	—	—	—	—	—	—	315,960
Investment advisory fees payable (Note 3)	128,812	115,007	32,877	30,487	15,431	305,765	155,256
Distribution fees payable (Note 4)	19,779	259	11,325	130	68,938	—	—
Shareholder service fees payable (Note 4)	28,218	15,712	7,550	7,370	16,970	24,072	28,376
Administration fees payable	7,100	6,300	2,100	1,900	6,300	12,600	10,800
Accrued expenses and other payables	40,821	36,903	23,812	22,179	40,680	63,675	75,964
Total Liabilities	1,356,383	417,096	1,235,310	660,267	906,033	2,132,634	41,760,859
NET ASSETS	$213,475,195	$190,785,857	$62,853,618	$58,698,015	$191,857,454	$383,037,753	$316,170,126
* Includes value of securities on loan	$14,049,802	$5,634,669	$12,008,905	$7,797,418	$11,889,763	$9,009,901	$22,129,883

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Assets and Liabilities - (Continued) June 30, 2019 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSETS CONSIST OF:
Paid-in capital	$116,126,375	$166,675,799	$50,177,626	$57,285,007	$54,333,440	$347,332,792	$309,708,936
Accumulated earnings	97,348,820	24,110,058	12,675,992	1,413,008	137,524,014	35,704,961	6,461,190

NET ASSETS	$213,475,195	$190,785,857	$62,853,618	$58,698,015	$191,857,454	$383,037,753	$316,170,126

NET ASSET VALUE PER SHARE:
INVESTMENT CLASS
Net assets applicable to Investment Class	$64,344,580	$5,673,785	$9,907,370	$5,044,374	$154,121,055	$2,961,971	$1,750,922
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	1,601,982	288,769	378,587	243,511	7,036,203	278,651	167,965
Net asset value, offering and redemption price per share (a)	$40.17	$19.65	$26.17	$20.72	$21.90	$10.63	$10.42

INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$149,130,615	$185,112,072	$52,946,248	$53,653,641	$37,736,399	$380,075,782	$314,419,204
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	3,393,550	9,523,585	1,850,782	2,531,227	1,720,850	36,234,070	30,305,975
Net asset value, offering and redemption price per share (a)	$43.95	$19.44	$28.61	$21.20	$21.93	$10.49	$10.37

Investments in unaffiliated securities, at cost (Note 2)	$128,767,921	$170,480,617	$50,289,076	$56,917,321	$58,553,605	$344,529,336	$322,707,160
Investments in affiliated securities, at cost (Note 5)	$—	$—	$—	$—	$—	$—	$18,277,918
Cash collateral for securities on loan, at cost	$565,233	$117,111	$1,119,629	$138,067	$738,590	$913,808	$20,030,015
Foreign currency, at cost	$—	$—	$—	$—	$—	$400,212	$229,826

†	For Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
(a)	For Wilshire International Equity Fund, a redemption fee may apply to redemptions of shares held for sixty days or less, subject to certain exceptions (Note 2).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations For the Six Months Ended June 30, 2019 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends	$1,033,085	$2,886,067	$190,049	$528,493	$1,936,619	$6,344,931	$197,168
Interest	—	—	—	—	—	—	6,683,915
Income from securities lending (Note 7)	35,583	5,327	14,165	5,897	18,994	13,442	—
Income distributions from affiliated investments (Note 5)	—	—	—	—	—	—	525,035
Foreign taxes withheld	(23,429)	(24,732)	—	—	(7)	(678,560)	(14,404)
Total income	1,045,239	2,866,662	204,214	534,390	1,955,606	5,679,813	7,391,714

EXPENSES:
Investment advisory fee (Note 3)	798,707	710,528	255,433	245,251	91,481	1,859,407	929,842
Shareholder Service fees (Note 4)
Investment Class	39,594	1,861	4,198	2,789	45,654	2,107	1,338
Institutional Class	42,371	43,963	18,021	18,927	4,728	68,471	84,490
Distribution (12b-1) fees (Note 4)
Investment Class	78,089	6,903	11,917	6,379	184,236	3,698	2,252
Administration and accounting fees (Note 3)	43,660	38,800	12,429	11,830	37,536	76,359	63,752
Transfer agent fees (Note 3)	36,769	24,059	25,702	24,559	25,293	46,945	21,661
Registration and filing fees	24,703	26,058	23,610	23,807	26,357	30,540	31,093
Custodian fees (Note 3)	25,821	22,920	7,166	6,633	21,305	55,694	36,885
Pricing costs	3,301	3,020	4,581	4,038	16,026	41,667	94,075
Professional fees	20,938	19,687	13,134	12,991	19,464	30,472	40,772
Directors’ fees and expenses (Note 3)	20,093	17,803	5,659	5,432	17,165	34,944	30,844
Postage and supplies	12,323	8,994	9,326	9,258	4,038	8,952	8,001
Printing expense	5,896	5,381	1,947	1,912	4,954	10,396	9,990
Insurance expense	4,694	4,203	1,207	1,178	3,636	8,209	6,519
Interest expense (Note 2)	4,750	4,406	564	516	78	17,661	1,617
Other	9,908	9,249	6,492	7,888	9,141	65,623	70,843
Total expenses	1,171,617	947,835	401,386	383,388	511,092	2,361,145	1,433,974
Previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser (Note 3)	—	—	—	—	—	9,593	—
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(6,801)	—	(58,344)	(59,109)	—	(1,444)	(696)
Fees paid indirectly (Note 4)	(1,370)	(978)	(7,057)	(4,580)	—	(4,209)	—
Net expenses	1,163,446	946,857	335,985	319,699	511,092	2,365,085	1,433,278

Net investment income (loss)	(118,207)	1,919,805	(131,771)	214,691	1,444,514	3,314,728	5,958,436

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Operations - (Continued) For the Six Months Ended June 30, 2019 (Unaudited)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	WILSHIRE 5000 INDEXSM FUND	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized gains (losses) from:
Sale of unaffiliated investments	$10,396,586	$2,565,963	$(34,909)	$(301,324)	$3,265,850	$(8,301)	$(579,341)
Sale of affiliated investment company shares	—	—	—	—	—	—	(105,300)
Futures contracts	—	—	—	—	—	—	295,367
Swaption contracts	—	—	—	—	—	—	(398,112)
Option contracts	—	—	—	—	—	—	9,938
Swap contracts	—	—	—	—	—	—	(570,302)
Foreign currency transactions	—	519	—	—	—	8,386	710,172
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	30,168,921	21,395,601	11,126,644	7,531,988	24,884,678	47,798,225	15,738,507
Investments in affiliated investment company shares	—	—	—	—	—	—	690,012
Futures contracts	—	—	—	—	—	—	463,212
Swaption contracts	—	—	—	—	—	—	19,760
Option contracts	—	—	—	—	—	—	(2,559)
Swap contracts	—	—	—	—	—	—	880,052
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	—	—	—	—	18,012	7,633
Net realized and unrealized gains on investments and foreign currency transactions	40,565,507	23,962,083	11,091,735	7,230,664	28,150,528	47,816,321	17,159,039

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,447,300	$25,881,888	$10,959,964	$7,445,355	$29,595,042	$51,131,049	$23,117,475

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
OPERATIONS:
Net investment income (loss)	$(118,207)	$(601,788)	$1,919,805	$3,740,941
Net realized gains on investments and foreign currency transactions	10,396,586	25,974,339	2,566,482	9,938,112
Net change in unrealized appreciation (depreciation) on investments	30,168,921	(28,195,505)	21,395,601	(38,506,539)
Net increase (decrease) in net assets resulting from operations	40,447,300	(2,822,954)	25,881,888	(24,827,486)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	—	(8,482,489)	—	(424,524)
Institutional Class shares	—	(20,828,265)	—	(15,990,332)
Total distributions to shareholders	—	(29,310,754)	—	(16,414,856)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	252,344	2,252,835	184,793	620,461
Shares issued as reinvestment of distributions	—	8,313,397	—	412,505
Shares redeemed	(4,055,651)	(8,669,710)	(365,049)	(1,323,295)
Net increase (decrease) in net assets from Investment Class share transactions	(3,803,307)	1,896,522	(180,256)	(290,329)

Institutional Class shares:
Shares sold	5,030,946	74,083,600	6,445,368	134,075,440
Shares issued as reinvestment of distributions	—	16,422,748	—	12,737,140
Shares redeemed	(32,899,498)	(90,407,735)	(29,050,904)	(76,059,960)
Net increase (decrease) in net assets from Institutional Class share transactions	(27,868,552)	98,613	(22,605,536)	70,752,620

Net increase (decrease) in net assets	8,775,441	(30,138,573)	3,096,096	29,219,949

NET ASSETS:
Beginning of period	204,699,754	234,838,327	187,689,761	158,469,812
End of period	$213,475,195	$204,699,754	$190,785,857	$187,689,761

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
OPERATIONS:
Net investment income (loss)	$(131,771)	$(240,048)	$214,691	$272,242
Net realized gains (losses) on investments	(34,909)	1,672,145	(301,324)	1,531,328
Net change in unrealized appreciation (depreciation) on investments	11,126,644	(7,310,302)	7,531,988	(13,059,180)
Net increase (decrease) in net assets resulting from operations	10,959,964	(5,878,205)	7,445,355	(11,255,610)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	—	(522,031)	—	(291,975)
Institutional Class shares	—	(2,569,642)	—	(2,927,272)
Total distributions to shareholders	—	(3,091,673)	—	(3,219,247)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	997,373	1,798,054	394,665	748,289
Shares issued as reinvestment of distributions	—	484,890	—	283,145
Shares redeemed	(967,097)	(4,319,410)	(814,813)	(1,293,114)
Net increase (decrease) in net assets from Investment Class share transactions	30,276	(2,036,466)	(420,148)	(261,680)

Institutional Class shares:
Shares sold	4,233,367	27,211,535	4,781,863	34,701,944
Shares issued as reinvestment of distributions	—	2,113,320	—	2,450,563
Shares redeemed	(5,134,907)	(13,538,044)	(4,849,182)	(10,900,194)
Net increase (decrease) in net assets from Institutional Class share transactions	(901,540)	15,786,811	(67,319)	26,252,313

Net increase in net assets	10,088,700	4,780,467	6,957,888	11,515,776

NET ASSETS:
Beginning of period	52,764,918	47,984,451	51,740,127	40,224,351
End of period	$62,853,618	$52,764,918	$58,698,015	$51,740,127

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
OPERATIONS:
Net investment income	$1,444,514	$2,764,503	$3,314,728	$5,271,940
Net realized gains on investments and foreign currency transactions	3,265,850	6,686,319	84	16,191,912
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	24,884,678	(18,868,145)	47,816,237	(77,244,693)
Net increase (decrease) in net assets resulting from operations	29,595,042	(9,417,323)	51,131,049	(55,780,841)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	—	(7,653,094)	—	(131,992)
Institutional Class shares	—	(1,953,310)	—	(19,598,049)
Total distributions to shareholders	—	(9,606,404)	—	(19,730,041)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	4,964,444	15,029,035	333,984	1,204,559
Shares issued as reinvestment of distributions	—	7,336,674	—	125,874
Redemption fees (Note 2)	—	—	12	160
Shares redeemed	(8,872,001)	(22,235,511)	(544,583)	(2,195,013)
Net increase (decrease) in net assets from Investment Class share transactions	(3,907,557)	130,198	(210,587)	(864,420)

Institutional Class shares:
Shares sold	1,035,062	2,772,314	24,506,308	193,084,996
Shares issued as reinvestment of distributions	—	1,508,386	—	15,327,740
Redemption fees (Note 2)	—	—	450	2,476
Shares redeemed	(1,172,158)	(3,487,814)	(78,861,014)	(100,880,391)
Net increase (decrease) in net assets from Institutional Class share transactions	(137,096)	792,886	(54,354,256)	107,534,821

Net increase (decrease) in net assets	25,550,389	(18,100,643)	(3,433,794)	31,159,519

NET ASSETS:
Beginning of period	166,307,065	184,407,708	386,471,547	355,312,028
End of period	$191,857,454	$166,307,065	$383,037,753	$386,471,547

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Statements of Changes in Net Assets - (Continued)

	WILSHIRE INCOME OPPORTUNITIES FUND
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
OPERATIONS:
Net investment income	$5,958,436	$11,096,338
Net realized losses from sale of unaffiliated investments, sale of affiliated investment company shares, futures contracts, swaption contracts, swap contracts and foreign currency transactions	(637,578)	(1,718,164)
Long-term capital gain distributions from regulated investment companies	—	35
Net change in unrealized appreciation (depreciation) on unaffiliated investments, investments in affiliated investment company shares, futures contracts, swaption contracts, swap contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	17,796,617	(10,976,703)
Net increase (decrease) in net assets resulting from operations	23,117,475	(1,598,494)

DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 10)
Investment Class shares	(31,912)	(55,546)
Institutional Class shares	(6,207,218)	(10,726,134)
Total distributions to shareholders	(6,239,130)	(10,781,680)

CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 8):
Investment Class shares:
Shares sold	244,702	890,690
Shares issued as reinvestment of distributions	30,626	51,573
Shares redeemed	(486,002)	(5,398,236)
Net decrease in net assets from Investment Class share transactions	(210,674)	(4,455,973)

Institutional Class shares:
Shares sold	20,437,754	87,947,585
Shares issued as reinvestment of distributions	6,164,929	10,662,683
Shares redeemed	(41,165,305)	(84,345,512)
Net increase (decrease) in net assets from Institutional Class share transactions	(14,562,622)	14,264,756

Net increase (decrease) in net assets	2,105,049	(2,571,391)

NET ASSETS:
Beginning of period	314,065,077	316,636,468
End of period	$316,170,126	$314,065,077

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$33.33		$39.53	$33.93	$36.82	$38.66	$41.60

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.06)		(0.20)	(0.08)	0.04	(0.14)	(0.26)
Net realized and unrealized gains (losses) on investments	6.90		(0.35)	9.24	1.26	2.53	3.61
Total from investment operations	6.84		(0.55)	9.16	1.30	2.39	3.35

Less distributions:
From net investment income	—		—	—	(0.01)	—	—
From realized capital gains	—		(5.65)	(3.56)	(4.18)	(4.23)	(6.29)
Total distributions	—		(5.65)	(3.56)	(4.19)	(4.23)	(6.29)

Net asset value, end of period	$40.17		$33.33	$39.53	$33.93	$36.82	$38.66

Total return (b)	20.52	%(c)	(1.90%)	26.93%	3.33%	6.18%	7.97%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$64,345		$56,671	$64,130	$62,634	$107,381	$103,733
Operating expenses (d)	1.30	%(e)(f)	1.31%	1.30%	1.32%	1.33%	1.38%
Net investment income (loss)	(0.32	%)(e)	(0.48%)	(0.21%)	0.10%	(0.34%)	(0.61%)
Portfolio turnover rate	25	%(c)	69%	51%	75%	104%	62%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)

The ratio of operating expenses to average net assets includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.30%(e), 1.31%, 1.30%, 1.32%, 1.34% and 1.38% for the periods ended June 30, 2019, December 31, 2018, 2017, 2016, 2015 and 2014, respectively (Note 4).

(e)	Annualized.
(f)

The ratio of operating expenses for the six months ended June 30, 2019 includes expense reimbursements by the investment adviser. If these expense reimbursements were excluded, the ratio would have been 1.33%(e) for the six months ended June 30, 2019 (Note 3).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$36.41		$42.53	$36.19	$39.04	$40.62	$43.28

Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)		(0.07)	0.05	0.15	(0.01)	(0.13)
Net realized and unrealized gains (losses) on investments	7.55		(0.40)	9.87	1.34	2.66	3.76
Total from investment operations	7.54		(0.47)	9.92	1.49	2.65	3.63

Less distributions:
From net investment income	—		—	(0.02)	(0.16)	—	(0.00	)(b)
From realized capital gains	—		(5.65)	(3.56)	(4.18)	(4.23)	(6.29)
Total distributions	—		(5.65)	(3.58)	(4.34)	(4.23)	(6.29)

Net asset value, end of period	$43.95		$36.41	$42.53	$36.19	$39.04	$40.62

Total return (c)	20.71	%(d)	(1.58%)	27.35%	3.61%	6.52%	8.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$149,131		$148,029	$170,708	$152,167	$122,219	$134,534
Operating expenses (e)	1.00	%(f)	0.98%	0.98%	1.04%	1.01%	1.06%
Net investment income (loss)	(0.03	%)(f)	(0.16%)	0.11%	0.37%	(0.02%)	(0.29%)
Portfolio turnover rate	25	%(d)	69%	51%	75%	104%	62%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.00%(f), 0.99%, 0.98%, 1.04%, 1.02% and 1.06% for the periods ended June 30, 2019, December 31, 2018, 2017, 2016, 2015 and 2014, respectively (Notes 3 and 4).

(f)	Annualized.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$17.22		$21.18	$20.40	$18.62	$21.19	$21.44

Income (loss) from investment operations:
Net investment income (a)	0.17		0.29	0.30	0.37	0.20	0.18
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.26		(2.73)	2.67	2.56	(1.33)	2.14
Total from investment operations	2.43		(2.44)	2.97	2.93	(1.13)	2.32

Less distributions:
From net investment income	—		(0.29)	(0.30)	(0.14)	(0.19)	(0.23)
From realized capital gains	—		(1.23)	(1.89)	(1.01)	(1.25)	(2.34)
Total distributions	—		(1.52)	(2.19)	(1.15)	(1.44)	(2.57)

Net asset value, end of period	$19.65		$17.22	$21.18	$20.40	$18.62	$21.19

Total return (b)	14.11	%(c)	(11.71%)	14.64%	15.73%	(5.33%)	10.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,674		$5,137	$6,547	$10,112	$52,864	$61,566
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.26	%(d)	1.24%	1.26%	1.26%	1.27%	1.29%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (e)	1.26	%(d)	1.24%	1.26%	1.27%	1.29%	1.30%
Net investment income	1.78	%(d)	1.40%	1.38%	1.87%	0.96%	0.80%
Portfolio turnover rate	28	%(c)	65%	39%	174%	55%	57%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.26%(d), 1.24%, 1.26%, 1.26%, 1.27% and 1.29% for the periods ended June 30, 2019, December 31, 2018, 2017, 2016, 2015 and 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Large Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$17.01		$20.95	$20.20	$18.67	$21.24	$21.48

Income (loss) from investment operations:
Net investment income (a)	0.19		0.35	0.36	0.40	0.26	0.24
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.24		(2.71)	2.65	2.55	(1.33)	2.14
Total from investment operations	2.43		(2.36)	3.01	2.95	(1.07)	2.38

Less distributions:
From net investment income	—		(0.35)	(0.37)	(0.41)	(0.25)	(0.28)
From realized capital gains	—		(1.23)	(1.89)	(1.01)	(1.25)	(2.34)
Total distributions	—		(1.58)	(2.26)	(1.42)	(1.50)	(2.62)

Net asset value, end of period	$19.44		$17.01	$20.95	$20.20	$18.67	$21.24

Total return (b)	14.29	%(c)	(11.47%)	14.99%	15.78%	(5.07%)	11.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$185,112		$182,553	$151,923	$175,497	$53,343	$63,499
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	0.99	%(d)	0.97%	0.98%	1.04%	1.01%	1.00%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (e)	0.99	%(d)	0.97%	0.98%	1.05%	1.02%	1.01%
Net investment income	2.03	%(d)	1.70%	1.67%	2.09%	1.23%	1.09%
Portfolio turnover rate	28	%(c)	65%	39%	174%	55%	57%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 0.99%(d), 0.97%, 0.98%, 1.04%, 1.01% and 1.00% for the periods ended June 30, 2019, December 31, 2018, 2017, 2016, 2015 and 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$21.71		$25.05	$24.41	$22.64	$23.44	$24.95

Income (loss) from investment operations:
Net investment loss (a)	(0.08)		(0.17)	(0.19)	(0.15)	(0.15)	(0.25)
Net realized and unrealized gains (losses) on investments	4.54		(1.75)	3.51	4.80	0.70	1.09
Total from investment operations	4.46		(1.92)	3.32	4.65	0.55	0.84

Less distributions:
From realized capital gains	—		(1.42)	(2.68)	(2.88)	(1.35)	(2.35)

Net asset value, end of period	$26.17		$21.71	$25.05	$24.41	$22.64	$23.44

Total return (b)	20.54	%(c)	(7.87%)	13.66%	20.44%	2.29%	3.44%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$9,907		$8,162	$11,386	$8,633	$12,642	$11,398
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.33	%(d)	1.35%	1.48%	1.51%	1.46%	1.50%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (e)	1.54	%(d)	1.54%	1.64%	1.60%	1.64%	1.55%
Net investment loss	(0.64	%)(d)	(0.65%)	(0.75%)	(0.57%)	(0.59%)	(1.00%)
Portfolio turnover rate	41	%(c)	92%	110%	114%	63%	77%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.56%(d), 1.54%, 1.60%, 1.64% and 1.56% for the periods ended June 30, 2019, December 31, 2018, 2016, 2015 and 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Growth Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$23.70		$27.14	$26.18	$24.04	$24.75	$26.14

Income (loss) from investment operations:
Net investment loss (a)	(0.05)		(0.11)	(0.14)	(0.08)	(0.07)	(0.18)
Net realized and unrealized gains (losses) on investments	4.96		(1.91)	3.78	5.10	0.71	1.14
Total from investment operations	4.91		(2.02)	3.64	5.02	0.64	0.96

Less distributions:
From realized capital gains	—		(1.42)	(2.68)	(2.88)	(1.35)	(2.35)

Net asset value, end of period	$28.61		$23.70	$27.14	$26.18	$24.04	$24.75

Total return (b)	20.72	%(c)	(7.63%)	13.96%	20.79%	2.53%	3.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$52,946		$44,603	$36,599	$28,454	$14,414	$15,483
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.08	%(d)	1.10%	1.23%	1.27%	1.19%	1.20%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (e)	1.27	%(d)	1.27%	1.34%	1.33%	1.36%	1.24%
Net investment loss	(0.40	%)(d)	(0.37%)	(0.47%)	(0.32%)	(0.28%)	(0.70%)
Portfolio turnover rate	41	%(c)	92%	110%	114%	63%	77%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.29%(d), 1.27%, 1.33%, 1.37% and 1.29% for the periods ended June 30, 2019, December 31, 2018, 2016, 2015 and 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015		Year Ended 12/31/2014
Net asset value, beginning of period	$18.13		$22.99	$23.75	$20.74	$22.86		$24.33

Income (loss) from investment operations:
Net investment income (loss) (a)	0.06		0.05	(0.05)	0.10	0.01		(0.08)
Net realized and unrealized gains (losses) on investments	2.53		(3.77)	2.09	4.99	(0.89)		1.53
Total from investment operations	2.59		(3.72)	2.04	5.09	(0.88)		1.45

Less distributions:
From net investment income	—		(0.05)	—	(0.09)	(0.00	)(b)	—
From capital gains	—		(1.09)	(2.80)	(1.99)	(1.24)		(2.92)
Total distributions	—		(1.14)	(2.80)	(2.08)	(1.24)		(2.92)

Net asset value, end of period	$20.72		$18.13	$22.99	$23.75	$20.74		$22.86

Total return (c)	14.29	%(d)	(16.35%)	8.65%	24.86%	(3.83%)		6.17%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,044		$4,792	$6,305	$9,097	$14,287		$14,120
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.34	%(e)	1.35%	1.45%	1.51%	1.49%		1.49%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (f)	1.59	%(e)	1.57%	1.69%	1.60%	1.67%		1.56%
Net investment income (loss)	0.55	%(e)	0.21%	(0.25%)	0.48%	0.06%		(0.35%)
Portfolio turnover rate	36	%(d)	74%	88%	99%	49%		53%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Annualized.
(f)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.61%(e), 1.58%, 1.71%, 1.61%, 1.67% and 1.57% for the periods ended June 30, 2019, December 31, 2018, 2017, 2016, 2015 and 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Small Company Value Portfolio Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$18.53		$23.49	$24.14	$21.08	$23.21	$24.59

Income (loss) from investment operations:
Net investment income (loss) (a)	0.08		0.11	0.01	0.16	0.08	(0.02)
Net realized and unrealized gains (losses) on investments	2.59		(3.88)	2.14	5.08	(0.90)	1.56
Total from investment operations	2.67		(3.77)	2.15	5.24	(0.82)	1.54

Less distributions:
From net investment income	—		(0.10)	—	(0.19)	(0.07)	—
From realized capital gains	—		(1.09)	(2.80)	(1.99)	(1.24)	(2.92)
Total distributions	—		(1.19)	(2.80)	(2.18)	(1.31)	(2.92)

Net asset value, end of period	$21.20		$18.53	$23.49	$24.14	$21.08	$23.21

Total return (b)	14.41	%(c)	(16.17%)	8.97%	25.16%	(3.52%)	6.47%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$53,654		$46,948	$33,919	$31,698	$13,727	$15,655
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.09	%(d)	1.10%	1.19%	1.27%	1.18%	1.17%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly (e)	1.30	%(d)	1.26%	1.37%	1.33%	1.36%	1.23%
Net investment income (loss)	0.76	%(d)	0.53%	0.07%	0.73%	0.36%	(0.07%)
Portfolio turnover rate	36	%(c)	74%	88%	99%	49%	53%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.32%(d), 1.27%, 1.39%, 1.34%, 1.37% and 1.25% for the periods ended June 30, 2019, December 31, 2018, 2017, 2016, 2015 and 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014
Net asset value, beginning of period	$18.58		$20.83	$18.86	$17.78		$18.01		$16.22

Income (loss) from investment operations:
Net investment income (a)	0.16		0.31	0.29	0.27		0.24		0.23
Net realized and unrealized gains (losses) on investments	3.16		(1.45)	3.52	1.96		(0.22)		1.78
Total from investment operations	3.32		(1.14)	3.81	2.23		0.02		2.01

Less distributions:
From net investment income	—		(0.30)	(0.27)	(0.39)		(0.25)		(0.22)
From realized capital gains	—		(0.81)	(1.57)	(0.76)		—		—
Total distributions	—		(1.11)	(1.84)	(1.15)		(0.25)		(0.22)

Net asset value, end of period	$21.90		$18.58	$20.83	$18.86		$17.78		$18.01

Total return (b)	17.87	%(c)	(5.60%)	20.20%	12.51%		0.08%		12.38%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$154,121		$134,197	$149,342	$132,669		$159,709		$204,465
Operating expenses	0.61	%(d)	0.60%	0.62%	0.67	%(e)	0.64	%(e)	0.65%
Net investment income	1.52	%(d)	1.42%	1.39%	1.49%		1.35%		1.32%
Portfolio turnover rate	1	%(c)	1%	3%	5%		6%		3%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)

The ratio of operating expenses includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 0.67% and 0.64% for the years ended December 31, 2016 and 2015, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire 5000 Indexsm Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016		Year Ended 12/31/2015		Year Ended 12/31/2014
Net asset value, beginning of period	$18.58		$20.83	$18.85	$17.78		$18.00		$16.21

Income (loss) from investment operations:
Net investment income (a)	0.19		0.37	0.35	0.33		0.29		0.26
Net realized and unrealized gains (losses) on investments	3.16		(1.46)	3.53	1.95		(0.22)		1.79
Total from investment operations	3.35		(1.09)	3.88	2.28		0.07		2.05

Less distributions:
From net investment income	—		(0.35)	(0.33)	(0.45)		(0.29)		(0.26)
From realized capital gains	—		(0.81)	(1.57)	(0.76)		—		—
Total distributions	—		(1.16)	(1.90)	(1.21)		(0.29)		(0.26)

Net asset value, end of period	$21.93		$18.58	$20.83	$18.85		$17.78		$18.00

Total return (b)	18.03	%(c)	(5.32%)	20.57%	12.81%		0.36%		12.60%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$37,736		$32,110	$35,066	$40,860		$59,065		$67,500
Operating expenses	0.33	%(d)	0.33%	0.33%	0.36	%(e)	0.41	%(e)	0.44%
Net investment income	1.81	%(d)	1.70%	1.67%	1.80%		1.59%		1.53%
Portfolio turnover rate	1	%(c)	1%	3%	5%		6%		3%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
(e)

The ratio of operating expenses includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 0.36% and 0.41% for the years ended December 31, 2016 and 2015, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$9.32		$11.19	$8.92	$8.90	$9.06	$9.70

Income (loss) from investment operations:
Net investment income (a)	0.08		0.10	0.08	0.10	0.09	0.09
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.23		(1.51)	2.20	0.07	(0.23)	(0.71)
Total from investment operations	1.31		(1.41)	2.28	0.17	(0.14)	(0.62)

Less distributions:
From net investment income	—		(0.04)	(0.01)	(0.15)	(0.02)	(0.02)
From realized capital gains	—		(0.42)	—	—	—	—
Total distributions	—		(0.46)	(0.01)	(0.15)	(0.02)	(0.02)

Redemption fees (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	—

Net asset value, end of period	$10.63		$9.32	$11.19	$8.92	$8.90	$9.06

Total return (c)	14.06	%(d)	(12.66%)	25.54%	1.88%	(1.55%)	(6.38%)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018		Year Ended 12/31/2017		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,962		$2,789		$4,176		$11,290	$3,438	$11,371
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.52	%(e)(f)	1.51	%(f)	1.51	%(f)	1.52%	1.50%	1.50%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.62	%(e)(g)	1.59%		1.55%		1.65%	1.75%	1.71	%(g)
Net investment income	1.62	%(e)	1.02%		0.87%		1.19%	0.99%	0.97%
Portfolio turnover rate	33	%(d)	96%		62%		79%	84%	176%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Annualized.
(f)

The operating expense ratio includes the expenses related to foreign currency exchange contracts. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 1.50%(e), 1.50% and 1.50% for the periods ended June 30, 2019, December 31, 2018 and 2017, respectively.

(g)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.62%(e) and 1.71% for the periods ended June 30, 2019 and December 31, 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017	Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Net asset value, beginning of period	$9.19		$11.04	$8.81	$8.78	$8.99	$9.64

Income (loss) from investment operations:
Net investment income (a)	0.09		0.13	0.10	0.12	0.09	0.09
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.21		(1.49)	2.18	0.07	(0.21)	(0.68)
Total from investment operations	1.30		(1.36)	2.28	0.19	(0.12)	(0.59)

Less distributions:
From net investment income	—		(0.07)	(0.05)	(0.16)	(0.09)	(0.06)
From realized capital gains	—		(0.42)	—	—	—	—
Total distributions	—		(0.49)	(0.05)	(0.16)	(0.09)	(0.06)

Redemption fees (Note 2)	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	—

Net asset value, end of period	$10.49		$9.19	$11.04	$8.81	$8.78	$8.99

Total return (c)	14.15	%(d)	(12.39%)	25.92%	2.16%	(1.37%)	(6.16%)

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire International Equity Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018		Year Ended 12/31/2017		Year Ended 12/31/2016	Year Ended 12/31/2015	Year Ended 12/31/2014
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$380,076		$383,682		$351,136		$258,311	$176,937	$165,048
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.27	%(e)(f)(g)	1.27	%(f)	1.26	%(g)	1.27%	1.25%	1.25%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly	1.27	%(e)(h)	1.25%		1.26%		1.32%	1.29%	1.31	%(h)
Net investment income	1.78	%(e)	1.28%		1.02%		1.44%	1.00%	0.96%
Portfolio turnover rate	33	%(d)	96%		62%		79%	84%	176%

(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	Annualized.
(f)

The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.26%(e) and 1.25% for the periods ended June 30, 2019 and December 31, 2018, respectively (Note 3).

(g)

The operating expense ratio includes the expenses related to foreign currency exchange contracts. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 1.25%(e) and 1.25% for the periods ended June 30, 2019 and December 31, 2017, respectively.

(h)

The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.27%(e) and 1.31% for the periods ended June 30, 2019 and December 31, 2014, respectively (Notes 3 and 4).

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.
	Investment Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018		Year Ended 12/31/2017		Period Ended 12/31/2016*
Net asset value, beginning of period	$9.88		$10.25		$10.14		$10.00

Income (loss) from investment operations:
Net investment income (a)	0.18		0.32		0.35		0.21
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.55		(0.39)		0.22		0.18
Total from investment operations	0.73		(0.07)		0.57		0.39

Less distributions:
From net investment income	(0.19)		(0.30)		(0.42)		(0.18)
From realized capital gains	—		—		(0.04)		(0.07)
Total distributions	(0.19)		(0.30)		(0.46)		(0.25)

Net asset value, end of period	$10.42		$9.88		$10.25		$10.14

Total return (b)	7.42	%(c)	(0.65%)		5.60%		3.92	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,751		$1,864		$6,409		$1,102
Operating expenses after expense reimbursements (d)	1.19	%(e)(f)	1.16	%(e)	1.17	%(g)	1.15	%(f)
Operating expense before expense reimbursements (d)	1.27	%(f)	1.20%		1.23%		1.26	%(f)
Net investment income	4.01	%(f)	3.02%		3.28%		2.83	%(f)
Portfolio turnover rate	50	%(c)	177%		88%		74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)

The ratio of operating expense after expense reimbursements includes interest expense and transactions costs related to foreign currency contracts. If these expenses had been excluded, the ratio would have been 1.15%(f) and 1.15% for the periods ended June 30, 2019 and December 31, 2018, respectively.

(f)	Annualized.
(g)	Includes interest incurred from reverse repurchase agreements of 0.02% during the year ended December 31, 2017.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Wilshire Income Opportunities Fund Financial Highlights - (Continued)

For a Fund Share Outstanding Throughout Each Period.
	Institutional Class Shares
	Six Months Ended 06/30/2019 (Unaudited)		Year Ended 12/31/2018	Year Ended 12/31/2017		Period Ended 12/31/2016*
Net asset value, beginning of period	$9.83		$10.22	$10.10		$10.00

Income (loss) from investment operations:
Net investment income (a)	0.20		0.35	0.37		0.25
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.55		(0.40)	0.22		0.13
Total from investment operations	0.75		(0.05)	0.59		0.38

Less distributions:
From net investment income	(0.21)		(0.34)	(0.43)		(0.21)
From realized capital gains	—		—	(0.04)		(0.07)
Total distributions	(0.21)		(0.34)	(0.47)		(0.28)

Net asset value, end of period	$10.37		$9.83	$10.22		$10.10

Total return (b)	7.60	%(c)	(0.43%)	5.84%		3.82	%(c)

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$314,419		$312,201	$310,227		$396,797
Operating expenses (d)	0.92	%(e)	0.90%	0.92	%(f)	0.86	%(e)
Net investment income	4.31	%(e)	3.48%	3.49%		3.11	%(e)
Portfolio turnover rate	50	%(c)	177%	88%		74	%(c)

*	Commenced operations on March 30, 2016.
(a)	The selected per share data was calculated using the average shares outstanding method for the period.
(b)

Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Ratio does not include expenses from underlying funds.
(e)	Annualized.
(f)	Includes interest incurred from reverse repurchase agreements of 0.02% during the year ended December 31, 2017.

See Notes to Financial Statements.

Wilshire Mutual Funds, Inc. Notes to Financial Statements June 30, 2019 (Unaudited)

1. Organization.

Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Company accounts separately for the assets, liabilities and operations of each Portfolio.

The investment objective of Large Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap growth sub-category.

The investment objective of Large Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the large cap value sub-category.

The investment objective of Small Company Growth Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap growth sub-category.

The investment objective of Small Company Value Portfolio is to provide investment results of a portfolio of publicly traded common stocks of companies in the applicable sub-category of the Wilshire 5000 IndexSM. The applicable sub-category of the Wilshire 5000 IndexSM is the small-cap value sub-category.

The investment objective of Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.

The investment objective of Wilshire International Equity Fund is capital appreciation.

The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.

Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of such Portfolio. Each class of shares differs with respect to its service and distribution expenses.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

2. Significant Accounting Policies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Use of estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.

New Accounting Pronouncement – In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortized period for callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Portfolios have adopted ASU 2017-08 with these financial statements.

Security valuation – Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and asked prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and asked prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses ICE Data Services (“ICE”) as a third-party pricing agent. ICE provides a daily fair value for foreign securities in Wilshire International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE. These factors are used to value Wilshire International Equity Fund’s securities without holding a Pricing Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Company’s administrator and may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the six months ended June 30, 2019, there have been no significant changes to the Portfolios’ fair value methodologies.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

The following is a summary of the inputs used to value the Portfolios’ investments as of June 30, 2019:

Large Company Growth Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$211,927,195	$—	$—	$211,927,195
Money Market Funds	2,323,680	—	—	2,323,680
Total	$214,250,875	$—	$—	$214,250,875

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$187,952,551	$—	$—	$187,952,551
Money Market Funds	2,625,406	—	—	2,625,406
Total	$190,577,957	$—	$—	$190,577,957

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks	$61,053,770	$—	$0	*	$61,053,770
Money Market Funds	2,942,561	—	—		2,942,561
Total	$63,996,331	$—	$0		$63,996,331

Small Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks	$56,617,110	$—	$—	$56,617,110
Money Market Funds	2,522,135	—	—	2,522,135
Total	$59,139,245	$—	$—	$59,139,245

Wilshire 5000 IndexSM Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$188,535,825	$—	$1,778	*	$188,537,603
Rights	—	—	1,264	*	1,264
Money Market Funds	3,183,354	—	—		3,183,354
Total	$191,719,179	$—	$3,042		$191,722,221

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks	$75,533,319	$299,163,625	$0	*	$374,696,944
Preferred Stocks	575,166	439,078	485		1,014,729
Rights	—	—	23,806	*	23,806
Money Market Funds	5,130,706	—	—		5,130,706
Total	$81,239,191	$299,602,703	$24,291		$380,866,185

*	Includes securities that have been fair valued at $0.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Wilshire Income Opportunities Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Obligations	$—	$35,503,216	$—	$35,503,216
Agency Mortgage-Backed Obligations	—	26,109,087	—	26,109,087
Non-Agency Mortgage-Backed Obligations	—	58,850,386	—	58,850,386
Non-Agency Mortgage-Backed Obligations Interest-Only Strips	—	9,282,291	—	9,282,291
Asset-Backed Securities	—	7,376,446	—	7,376,446
Collateralized Loan Obligations	—	10,310,694	—	10,310,694
Investment-Grade Corporate Obligations	—	21,756,884	—	21,756,884
High Yield Corporate Obligations	—	35,481,836	—	35,481,836
Foreign Bonds	—	74,273,601	—	74,273,601
Loan Participations	—	15,125,008	—	15,125,008
Common Stocks	525,170	—	—	525,170
Preferred Stocks	2,748,157	—	—	2,748,157
Purchased Options	38,440	—	—	38,440
Purchased Swaption Contracts	48,259	—	—	48,259
Affiliated Registered Investment Companies	18,231,264	—	—	18,231,264
Money Market Funds	32,377,302	—	—	32,377,302
Total	$53,968,592	$294,069,449	$—	$348,038,041
Other Financial Instruments**
Futures Contracts	$632,539	$—	$—	$632,539
Futures Contracts - Sold Short	$(72,513)	$—	$—	$(72,513)
Forward Foreign Currency Contracts	$(150,126)	$—	$—	$(150,126)

**

Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, forward foreign currency contracts and swaption contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolios’ Condensed Schedules of Investments for a listing of the securities by industry or sector type. Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Value Portfolio and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2019. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $1,778 and $1,264, respectively. Wilshire International Equity Fund held common stocks, preferred stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $485 and $23,806, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes a covered call or put option, an amount equal to the premium received is included as a liability in the Portfolio’s statement of assets and liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s statement of assets and liabilities and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.

The average monthly notional value of option contracts purchased for Wilshire Income Opportunities Fund during the six months ended June 30, 2019 was $1,123,333. There were no option contracts written by Wilshire Income Opportunities Fund during the six months ended June 30, 2019.

The average monthly notional value of swaption contracts purchased and written for Wilshire Income Opportunities during the six months ended June 30, 2019 was $44,725,000 and $4,800,000, respectively.

Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The value of fixed-rate bonds held by the Portfolio may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as interest income on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

unrealized gain (loss) on swap contracts on the Statements of Operations. The average monthly notional value of interest rate swaps for Wilshire Income Opportunities Fund during the six months ended June 30, 2019 was $6,568,333. Wilshire Income Opportunities Fund held no interest rate swap contracts as of June 30, 2019.

Investment transactions and investment income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates. Settlement on bank loan transactions may be in excess of seven business days.

Borrowing costs – From time to time, the Portfolios may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Portfolios will incur borrowing costs charged by the custodian. These borrowing costs are shown as interest expense on the Statements of Operations.

Foreign taxes – The Portfolios may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest.

Mortgage, asset-backed and collateralized loan securities – Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities, including collateralized loan obligations (“CLOs”), which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolio’s return and result in losses to the Portfolio if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

Investments in CLOs may be subject to certain tax provisions that could result in the Portfolio incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Portfolio experiences with respect to its CLO investments may be an indication of future realized losses.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Stripped Mortgage-Backed Securities (“SMBS”) – Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.

Loan participations and assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations.

Foreign currency transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	fair value of investment securities, other assets and liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Net realized and unrealized gains (losses) from foreign currency related transactions include gains and losses between trade and settlement dates on investment

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Wilshire Income Opportunities Fund has entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolio to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolio may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolio. For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Futures Contracts on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

The following table presents, by derivative type, Wilshire Income Opportunities Fund’s OTC financial derivative instruments net of the related collateral pledged by counterparty at June 30, 2019:

	Derivative Assets				Derivative Liabilities
Counterparty	Futures(a)	Forward Currency Contracts	Swaptions(a)	Total	Futures(a)	Forward Currency Contracts	Swaptions(a)	Total	Net Derivative Asset (Liabilities)	Collateral (Received) Pledged	Net Amount
Australia and New Zealand Banking Group Ltd.	$—	$—	$—	$—	$—	$(20,590)	$—	$(20,590)	$(20,590)	$—	$(20,590)
Bank of America, N.A.	—	—	1,112	1,112	—	—	(1,378)	(1,378)	(266)	—	(266)
Barclays Capital, Inc.	—	8,820	6,643	15,463	—	(412)	—	(412)	15,051	—	15,051
BNP Paribas	—	—	—	—	—	(558)	—	(558)	(558)	—	(558)
Brown Brothers & Harriman & Co.	—	23,877	—	23,877	—	(24,725)	—	(24,725)	(848)	—	(848)
CIBC, Toronto	—	24,313	—	24,313	—	(56,163)	—	(56,163)	(31,850)	—	(31,850)
Citibank, New York	—	15,618	—	15,618	—	(68,658)	—	(68,658)	(53,040)	—	(53,040)
Goldman Sachs & Co.	537	23,563	—	24,100	(5,182)	(14,879)	—	(20,061)	4,039	—	4,039
HSBC Bank, USA	—	12,776	—	12,776	—	(2,462)	—	(2,462)	10,314	—	10,314
JPMChase, New York	—	4,926	5,974	10,900	—	(38,876)	—	(38,876)	(27,976)	—	(27,976)
Morgan Stanley Capital	633,798	44,603	7,408	685,809	(69,127)	(4,024)	—	(73,151)	612,658	—	612,658
Royal Bank of Canada, Toronto	—	—	—	—	—	(19,924)	—	(19,924)	(19,924)	—	(19,924)
Standard Chartered Securities N.A.	—	—	—	—	—	(7,702)	—	(7,702)	(7,702)	—	(7,702)
State Street Bank, Boston	—	7,338	—	7,338	—	(15,221)	—	(15,221)	(7,883)	—	(7,883)
UBS AG, Stamford	—	—	—	—	—	(41,766)	—	(41,766)	(41,766)	—	(41,766)
Total	$634,335	$165,834	$21,137	$821,306	$(74,309)	$(315,960)	$(1,378)	$(391,647)	$429,659	$—	$429,659

(a)	Includes cumulative appreciation (depreciation) as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Expense policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of a Portfolio other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.

Expenses that are attributable to both the Company and the Wilshire Variable Insurance Trust (an affiliated investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of each Class of each Portfolio’s shares.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) – Each Portfolio may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

Distributions to shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid at least once a year. Beginning in June, 2019, Wilshire Income Opportunities Fund declares and pays any distributions from net investment income on a quarterly basis. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least once a year. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.

Redemption fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the periods ended June 30, 2019 and December 31, 2018, Wilshire International Equity Fund collected $462 and $2,636, respectively, in redemption fees.

3. Investment Adviser and Other Service Providers.

Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for each of Large Company Growth Portfolio and Large Company Value Portfolio; 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for each of Small Company Growth Portfolio and Small Company Value Portfolio; 0.10% of the average

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

daily net assets for the first $1 billion and 0.07% thereafter for Wilshire 5000 IndexSM Fund; 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund; and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.

The Adviser has entered into expense limitation agreements with Large Company Growth Portfolio and Large Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.30% and 1.05% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreements with Small Company Growth Portfolio and Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2020. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the day on which it reduced its fees or reimbursed expenses if the recoupment does not cause a Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement.

During the six months ended June 30, 2019, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fees Reductions/ Reimbursements	Fees Recouped
Large Company Growth Portfolio	$6,801	N/A
Small Company Growth Portfolio	58,344	N/A
Small Company Value Portfolio	59,109	N/A
International Equity Fund	1,444	$9,593
Wilshire Income Opportunities Fund	696	N/A

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

As of June 30, 2019, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are $6,801, $230,357, $225,693, $114,630 and $5,372, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

Portfolio	December 31, 2019	December 31, 2020	December 31, 2021	June 30, 2022
Large Company Growth Portfolio	$—	$—	$—	$6,801
Small Company Growth Portfolio	13,680	53,561	104,772	58,344
Small Company Value Portfolio	14,437	55,407	96,740	59,109
Wilshire International Equity Fund	107,990	2,177	3,019	1,444
Wilshire Income Opportunities Fund	723	3,021	932	696

The Board has approved Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), Victory Capital Management Inc., through its investment franchise NewBridge Asset Management (“NewBridge”), Pzena Investment Management, LLC (“Pzena”), Barrow, Hanley, Mewhinney and Strauss, LLC (“BHMS”), Ranger Investment Management, LLC (“Ranger”), NWQ Investment Management Company, LP (“NWQ”), Loomis, Sayles & Company, L.P. (“Loomis Sayles”), DoubleLine® Capital LP (“DoubleLine”), WCM Investment Management, LLC (“WCM”), Voya Investment Management Co. LLC (“Voya”), Manulife Asset Management (US) LLC (“Manulife”) and Lazard Asset Management LLC (“Lazard”) (collectively the “Sub-Advisers”) to provide sub-advisory services for the Portfolios. L.A. Capital, Loomis Sayles and NewBridge each manage a portion of Large Company Growth Portfolio. L.A. Capital, Pzena and BHMS each manage a portion of Large Company Value Portfolio. L.A. Capital and Ranger each manage a portion of Small Company Growth Portfolio. L.A. Capital and NWQ each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for Wilshire 5000 IndexSM Fund. L.A. Capital, Pzena, Lazard and WCM each manage a portion of Wilshire International Equity Fund. DoubleLine, Voya and Manulife each manage a portion of Wilshire Income Opportunities Fund.

The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.

The Portfolios are permitted to purchase and sell securities from or to certain affiliates under specific conditions outlined in the Rule 17a-7 procedures adopted by the Board. The procedures are designed to ensure that any purchase or sale of securities by a Portfolio from or to another mutual fund or separate account that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. During the six months ended June 30, 2019, there were no such transactions by the Portfolios.

DST Systems, Inc. serves as the Company’s transfer agent and dividend disbursing agent. The Northern Trust Company (“NTC”) serves as the Company’s custodian. Ultimus Fund Solutions, LLC (the “Administrator”) serves as the Company’s administrator and accounting agent and Ultimus Fund Distributors, LLC, an affiliate of the Administrator, serves as the Company’s principal underwriter.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Officers’ and Directors’ Expenses – Certain officers of the Company are affiliated with and receive remuneration from the Adviser or the Administrator. The Company does not pay any remuneration to its officers. The Company and the Wilshire Variable Insurance Trust together pay each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $48,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: an in-person Board meeting fee of $3,000 for Independent Directors and $4,000 for the Board chair; a telephonic Board meeting fee of $1,500 for Independent Directors and $2,000 for the Board chair; and a telephonic Committee meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. During the six months ended June 30, 2019, the distribution and service fee expenses incurred by the Investment Class of the Portfolios was 0.25% of the respective average net assets of the Investment Class of each Portfolio.

In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the six months ended June 30, 2019, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.127%	0.056%
Large Company Value Portfolio	0.067%	0.048%
Small Company Growth Portfolio	0.088%	0.071%
Small Company Value Portfolio	0.109%	0.072%
Wilshire 5000 IndexSM Fund	0.062%	0.027%
Wilshire International Equity Fund	0.142%	0.037%
Wilshire Income Opportunities Fund	0.149%	0.055%

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Fees paid indirectly – The Company has a brokerage commission recapture program with Cowen and Company, LLC (“Cowen”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to Cowen are used to reduce the Portfolios’ expenses. Under such program, Cowen, as introducing broker, retains a portion of the Portfolios’ commissions.

Such commissions rebated to the Portfolios during the six months ended June 30, 2019 were as follows:

Large Company Growth Portfolio	$1,370
Large Company Value Portfolio	978
Small Company Growth Portfolio	7,057
Small Company Value Portfolio	4,580
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	4,209
Wilshire Income Opportunities Fund	—

For the six months ended June 30, 2019, Cowen retained the following commissions:

Large Company Growth Portfolio	$132
Large Company Value Portfolio	448
Small Company Growth Portfolio	1,050
Small Company Value Portfolio	1,501
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	729
Wilshire Income Opportunities Fund	—

5. Investment Transactions.

During the six months ended June 30, 2019, aggregate cost of purchases and proceeds from sales and maturities of investments, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$52,935,694	$79,872,864
Large Company Value Portfolio	51,730,818	71,022,829
Small Company Growth Portfolio	23,904,505	25,651,285
Small Company Value Portfolio	20,137,052	21,045,175
Wilshire 5000 IndexSM Fund	2,623,513	6,023,868
Wilshire International Equity Fund	123,108,934	173,158,429
Wilshire Income Opportunities Fund	84,054,186	102,939,176

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Purchases and sales and maturities of long-term U.S. Government securities during the six months ended June 30, 2019 were:

Portfolio	Purchases	Sales and Maturities
Wilshire Income Opportunities Fund	$61,682,960	$48,854,585

Due to Voya managing a portion of Wilshire Income Opportunities Fund during the six months ended June 30, 2019, certain securities held by such Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire Income Opportunities Fund during the six months ended June 30, 2019 and the value of such investments as of June 30, 2019 were as follows:

Affiliated Investment	Value as of December 31, 2018	Purchases	Proceeds from Sales	Realized Losses	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2019	Income Distributions	Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$3,001,354	$80,298	$—	$—	$263,701	$3,345,353	$82,755	$—
Voya Floating Rate Fund - Class P	12,807,636	3,879,442	(3,724,500)	(105,300)	307,717	13,164,995	389,486	—
Voya High Yield Bond Fund - Class P	1,550,927	51,395	—	—	118,594	1,720,916	52,794	—
	$17,359,917	$4,011,135	$(3,724,500)	$(105,300)	$690,012	$18,231,264	$525,035	$—

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

6. Derivative Transactions.

Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund and Wilshire International Equity Fund did not hold any derivative instruments as of or during the six months ended June 30, 2019.

At June 30, 2019, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin receivable	$632,539	Net variation margin payable	$(72,513)
Credit	Swaption contracts	Investments in unaffiliated securities, at value	49,636	Investments in unaffiliated securities, at value	(1,377)
Currency	Forward foreign currency exchange contracts	Unrealized appreciation on foreign forward currency contracts	165,834	Unrealized depreciation on foreign forward currency contracts	(315,960)
Total			$848,009		$(389,850)

*	Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. Only current days variation margin in reported within the Statements of Assets and Liabilities.

For the six months ended June 30, 2019, the effect of derivative contracts in Wilshire Income Opportunities Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Interest Rate	Futures contracts	$295,367	$463,212
Credit Default	Swaption contracts	(398,112)	19,760
Currency	Options contracts	9,938	(2,559)
Credit Default	Swap contracts	(570,302)	880,052
Currency	Forward foreign currency exchange contracts(a)	851,053	(357,031)
Total		$187,944	$(1,003,434)

(a)	Forward foreign currency exchange contracts are included in Foreign Currency Transactions in the Statements of Operations.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

7. Securities Lending.

Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. NTC, the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at June 30, 2019 are shown on the Statements of Assets and Liabilities. Shares of the Northern Trust Institutional Liquid Asset Portfolio were purchased with proceeds from cash collateral received from securities on loan. Securities on loan are also collateralized by various U.S. Treasury obligations. The Portfolios do not have effective control of the non-cash collateral and therefore it is not disclosed in the Portfolios’ Schedules of Investments.

The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and non-cash collateral, which are subject to offset as of June 30, 2019:

		Collateral Received
Portfolio	Value of Securities on Loan	Value of Cash Collateral Received	Value of Non-Cash Collateral Received*	Net Amount
Large Company Growth Portfolio	$14,049,802	$565,233	$13,484,569	$—
Large Company Value Portfolio	5,634,669	117,111	5,517,558	—
Small Company Growth Portfolio	12,008,905	1,119,629	10,889,276	—
Small Company Value Portfolio	7,797,418	138,067	7,659,351	—
Wilshire 5000 IndexSM Fund	11,889,763	738,590	11,151,173	—
Wilshire International Equity Fund	9,009,901	913,808	8,096,093	—
Wilshire Income Opportunities Fund	22,129,883	20,030,015	2,099,868	—

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portolios.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

The value of loaned securities and related collateral outstanding at June 30, 2019 are shown in the Portfolios’ Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2019, the cash collateral was invested in shares of Northern Trust Institutional Liquid Asset Portfolio and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Index Bonds (collectively, “U.S. Government Securities”) with the following maturities:

	Overnight and Continuous	<30 Days	Between 30 and 90 Days	>90 Days	Total
Large Company Growth Portfolio
Money Market Funds	$565,233	$—	$—	$—	$565,233
U.S. Government Securities	—	—	177,446	13,442,224	13,619,670
Total	$565,233	$—	$177,446	$13,442,224	$14,184,903

Large Company Value Portfolio
Money Market Funds	$117,111	$—	$—	$—	$117,111
U.S. Government Securities	—	—	199,316	5,367,916	5,567,232
Total	$117,111	$—	$199,316	$5,367,916	$5,684,343

Small Company Growth Portfolio
Money Market Funds	$1,119,629	$—	$—	$—	$1,119,629
U.S. Government Securities	—	—	233,480	10,857,184	11,090,664
Total	$1,119,629	$—	$233,480	$10,857,184	$12,210,293

Small Company Value Portfolio
Money Market Funds	$138,067	$—	$—	$—	$138,067
U.S. Government Securities	—	—	94,036	7,659,058	7,753,094
Total	$138,067	$—	$94,036	$7,659,058	$7,891,161

Wilshire 5000 IndexSM Fund
Money Market Funds	$738,590	$—	$—	$—	$738,590
U.S. Government Securities	—	—	188,187	11,108,547	11,296,734
Total	$738,590	$—	$188,187	$11,108,547	$12,035,324

Wilshire International Equity Fund
Money Market Funds	$913,808	$—	$—	$—	$913,808
U.S. Government Securities	—	—	16,058	8,390,768	8,406,826
Total	$913,808	$—	$16,058	$8,390,768	$9,320,634

Wilshire Income Opportunities Fund
Money Market Funds	$20,030,015	$—	$—	$—	$20,030,015
U.S. Government Securities	—	—	—	2,541,618	2,541,618
Total	$20,030,015	$—	$—	$2,541,618	$22,571,633

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

8. Capital Share Transactions.

Transactions in shares of the Portfolios are summarized below:

	LARGE COMPANY GROWTH PORTFOLIO		LARGE COMPANY VALUE PORTFOLIO		SMALL COMPANY GROWTH PORTFOLIO		SMALL COMPANY VALUE PORTFOLIO
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	6,598	53,223	9,740	29,422	41,853	67,784	19,540	32,714
Shares issued as reinvestment of distributions	—	240,411	—	23,016	—	21,579	—	15,059
Shares redeemed	(105,147)	(215,382)	(19,363)	(63,077)	(39,255)	(167,868)	(40,348)	(57,676)
Net increase (decrease) in Investment Class shares outstanding	(98,549)	78,252	(9,623)	(10,639)	2,598	(78,505)	(20,808)	(9,903)
Shares outstanding at beginning of period	1,700,531	1,622,279	298,392	309,031	375,989	454,494	264.319	274,222
Shares outstanding at end of period	1,601,982	1,700,531	288,769	298,392	378,587	375,989	243,511	264,319

Institutional Class shares:
Shares sold	121,331	1,659,401	342,659	6,469,168	156,725	933,681	231,011	1,441,980
Shares issued as reinvestment of distributions	—	434,809	—	718,766	—	86,153	—	127,502
Shares redeemed	(793,613)	(2,042,180)	(1,552,795)	(3,704,924)	(187,818)	(486,281)	(232,879)	(480,681)
Net increase (decrease) in Institutional Class shares outstanding	(672,282)	52,030	(1,210,136)	3,483,010	(31,093)	533,553	(1,868)	1,088,801
Shares outstanding at beginning of period	4,065,832	4,013,802	10,733,721	7,250,711	1,881,875	1,348,322	2.533.095	1,444,294
Shares outstanding at end of period	3,393,550	4,065,832	9,523,585	10,733,721	1,850,782	1,881,875	2,531,227	2,533,095

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

	WILSHIRE 5000 INDEXSM FUND		WILSHIRE INTERNATIONAL EQUITY FUND		WILSHIRE INCOME OPPORTUNITIES FUND
	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018	Six Months Ended June 30, 2019	Year Ended December 31, 2018
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	238,320	716,562	33,165	109,186	24,006	86,963
Shares issued as reinvestment of distributions	—	381,135	—	13,328	2,939	5,241
Shares redeemed	(423,169)	(1,047,065)	(53,752)	(196,470)	(47,676)	(528,689)
Net increase (decrease) in Investment Class shares outstanding	(184,849)	50,632	(20,587)	(73,956)	(20,731)	(436,485)
Shares outstanding at beginning of period	7,221,052	7,170,420	299,238	373,194	188,696	625,181
Shares outstanding at end of period	7,036,203	7,221,052	278,651	299,238	167,965	188,696

Institutional Class shares:
Shares sold	49,875	130,658	2,396,678	17,699,282	1,986,597	8,602,933
Shares issued as reinvestment of distributions	—	77,552	—	1,645,158	594,497	1,089,140
Shares redeemed	(57,361)	(163,444)	(7,923,986)	(9,383,097)	(4,033,987)	(8,273,742)
Net increase (decrease) in Institutional Class shares outstanding	(7,486)	44,766	(5,527,308)	9,961,343	(1,452,893)	1,418,331
Shares outstanding at beginning of period	1,728,336	1,683,570	41,761,378	31,800,035	31,758,868	30,340,537
Shares outstanding at end of period	1,720,850	1,728,336	36,234,070	41,761,378	30,305,975	31,758,868

9. Significant Shareholders.

On June 30, 2019, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (3 omnibus shareholders)	63%
Large Company Value Portfolio (3 omnibus shareholder)	69%
Small Company Growth Portfolio (4 omnibus shareholders)	69%
Small Company Value Portfolio (4 omnibus shareholders)	76%
Wilshire 5000 IndexSM Fund (3 omnibus shareholders)	56%
Wilshire International Equity Fund (3 omnibus shareholders)	74%
Wilshire Income Opportunities Fund (3 omnibus shareholders)	76%

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

As of June 30, 2019, an affiliated investment company, also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio
Large Company Growth Portfolio	23%
Large Company Value Portfolio	35%
Small Company Growth Portfolio	25%
Small Company Value Portfolio	26%
Wilshire 5000 IndexSM Fund	0%
Wilshire International Equity Fund	46%
Wilshire Income Opportunities Fund	41%

10. Tax Information.

No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed in the last 3 years and on-going analysis of and changes to tax laws, regulations and interpretations thereof. The Portfolios identify their major tax jurisdiction as U.S. Federal.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

The federal tax cost of portfolio securities and unrealized appreciation and depreciation at June 30, 2019 for each Portfolio are as follows:

Portfolio	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of portfolio investments	$130,347,018	$172,614,727	$50,169,111	$57,167,748	$60,040,473	$345,229,435	$341,118,657
Gross unrealized appreciation	$85,780,932	$28,601,192	$15,298,108	$7,049,571	$135,113,141	$56,729,374	$11,487,680
Gross unrealized depreciation	(1,877,075)	(10,637,962)	(1,940,888)	(5,078,074)	(3,431,393)	(21,092,624)	(4,616,555)
Net unrealized appreciation	$83,903,857	$17,963,230	$13,357,220	$1,971,497	$131,681,748	$35,636,750	$6,871,125

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales and investment in passive foreign investment companies.

The tax character of distributions declared during the periods ended June 30, 2019 and December 31, 2018 was as follows:

Portfolio	2019 Ordinary Income	2019 Long-Term Capital Gains	2018 Ordinary Income	2018 Long-Term Capital Gains
Large Company Growth Portfolio	$—	$—	$2,240,277	$27,070,477
Large Company Value Portfolio	—	—	4,328,602	12,086,254
Small Company Growth Portfolio	—	—	281,539	2,810,134
Small Company Value Portfolio	—	—	905,824	2,313,423
Wilshire 5000 IndexSM Fund	—	—	2,704,449	6,901,955
Wilshire International Equity Fund	—	—	6,145,911	13,584,130
Wilshire Income Opportunities Fund	6,239,130	—	10,781,680	—

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

As of December 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Portfolio	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Undistributed ordinary income	$—	$—	$—	$—	$15,824	$275,153	$—
Undistributed long-term capital gain	4,002,652	2,241,355	—	—	1,084,994	—	—
Accumulated capital and other losses	(443,652)	(496,919)	(558,626)	(552,460)	(1,095)	(3,150,961)	(1,417,361)
Unrealized appreciation (depreciation)	53,342,520	(3,516,266)	2,274,654	(5,479,887)	106,829,249	(12,550,280)	(8,999,794)
Accumulated earnings (deficit)	$56,901,520	$(1,771,830)	$1,716,028	$(6,032,347)	$107,928,972	$(15,426,088)	$(10,417,155)

As of December 31, 2018, Wilshire Income Opportunities Fund had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Wilshire Income Opportunities Fund	$801,759	$73,743	$875,502

These CLCFs may be utilized in the current and futures years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

11. Indemnifications.

In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

12. Certain Investment Risks.

Asset-backed securities (“ABS”) risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Collateralized debt obligation (“CDO”) risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO,

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Forward contracts risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund’s NAV. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Interest rate risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.

Credit risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Counterparty credit risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s Sub-Adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

Foreign security risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.

Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of June 30, 2019, Large Company Growth Portfolio had 33.0% of the value of its net assets invested in stocks within the Information Technology sector; Large Company Value Portfolio had 27.0% of the value of its net assets invested in stocks within the Financials sector; Small Company Growth Portfolio had 26.7% and 25.8% of the value of its net assets invested in stocks within the Health Care and Information Technology sectors, respectively; and Small Company Value Portfolio had 28.0% of the value of its net assets invested in stocks within the Financials sector.

A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.

13. Contingencies.

Wilshire 5000 IndexSM Fund was named as a defendant and a putative member of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010 in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012 in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative

Wilshire Mutual Funds, Inc. Notes to Financial Statements - (Continued) June 30, 2019 (Unaudited)

defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws. In 2013, the Complaint in the 2012 lawsuit was dismissed and the Second Circuit Court of Appeals recently affirmed the dismissal and the plaintiffs filed a petition for review by the Supreme Court. In April, 2018, the Supreme Court deferred consideration of the petition to allow the Second Circuit to consider whether it would be appropriate to vacate the judgment in light of a 2018 Supreme Court decision in another case. In May, 2018, the Second Circuit recalled its judgment mandate in anticipation of further panel review. The case remains pending before the Second Circuit. The District Court of New York has stayed the 2010 lawsuit pending a further decision by the Second Circuit in the 2012 lawsuit. The Adviser does not expect the Portfolio to be materially impacted by the lawsuits.

14. Subsequent Event Evaluation.

The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements except as follows:

Effective July 24, 2019, NWQ Investment Management Company, LLC (“NWQ”) no longer serves as a subadviser to the Small Company Value Portfolio.

Wilshire Mutual Funds, Inc. Additional Fund Information (Unaudited)

Information on Proxy Voting

A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.

Information on Form N-PORT

The Company files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Shareholders may revoke their consent to householding at any time by calling (866) 591-1568. Upon receipt of a shareholder’s revocation, the Company will begin mailing individual copies of the above-referenced documents to the shareholder’s attention within 30 days.

On May 20, 2019, the Board of Directors (the “Board” and each individually, a “Director”) of Wilshire Mutual Funds, Inc. (the “Company”) approved a subadvisory agreement between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and Lazard Asset Management LLC (the “Subadviser”) pursuant to which the Subadviser serves as a new subadviser to the Wilshire International Equity Fund (the “Fund”) effective June 28, 2019 (the “Subadvisory Agreement”).

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreement (Unaudited)

On May 20, 2019, the Board of Directors (the “Board” and each individually, a “Director”) of Wilshire Mutual Funds, Inc. (the “Company”) approved a subadvisory agreement between Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and Lazard Asset Management LLC (the “Subadviser”) pursuant to which the Subadviser serves as a new subadviser to the Wilshire International Equity Fund (the “Fund”) effective June 28, 2019 (the “Subadvisory Agreement”).

At the meeting on May 20, 2019, in connection with the review of Wilshire’s proposed subadvisory agreement with the Subadviser, the Board evaluated information provided by Wilshire and the Subadviser in accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”).

The information that follows outlines the Board’s considerations associated with its approval of the Subadvisory Agreement. In connection with its deliberations regarding the approval of this relationship, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadviser under the proposed subadvisory arrangement; comparative fees as provided by the Subadviser; the profits to be realized by the Subadviser; the extent to which the Subadviser would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadviser. In considering these matters, the Board was advised with respect to relevant legal standards by independent legal counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the 1940 Act (the “Independent Directors”) discussed the approval of the Subadvisory Agreement with management and in private sessions with independent legal counsel at which no representatives of the Subadviser were present.

As required by the 1940 Act, the approval was confirmed by a separate vote of the Independent Directors. In deciding to approve the Subadvisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.

Information Received

The Board, including all the Independent Directors, considered the approval of the Subadvisory Agreement at the Board’s May 20, 2019 meeting. The Directors received information from the Adviser regarding the factors underlying its recommendations to approve the Subadvisory Agreement. The Directors also received information from the Subadviser describing: (i) the nature, extent and quality of services to be provided; (ii) the financial condition of the Subadviser; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) whether fee levels reflect any possible economies of scale for the benefit of the Fund’s shareholders; (v) comparisons of services rendered and amounts paid by any comparable advisory clients; and (vi) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors were assisted in their review by independent legal counsel.

As part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is composed solely of Independent Directors), which also met on May 20, 2019 to review data on the Subadviser’s performance for managing investment products similar to the Fund. Based upon its evaluation of all materials provided, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreement (Unaudited) - (continued)

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the analysis provided by the Adviser, which concluded that the Subadviser would provide reasonable services and recommended that the Subadvisory Agreement be approved.

The Board reviewed information comparing the Subadviser’s annualized gross investment performance for managing investment products with an investment strategy similar to the one to be employed by the Subadviser for the Fund to the MSCI ACWI ex-US Investable Market Index (the Fund’s benchmark index effective June 28, 2019) and the MSCI ACWI ex-US Small Cap Index (the index most comparable to the investment strategy to be employed by the Subadviser for the Fund) for the one- and three-year periods ended March 31, 2019. The Board noted that the Subadviser underperformed both indexes for the one-year period ended March 31, 2019 and outperformed both indexes for the three-year period ended March 31, 2019.

Subadvisory Fees

The Board considered the Subadviser’s proposed subadvisory fee. The Board evaluated the competitiveness of the subadvisory fee based upon data supplied by the Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Adviser and the Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.

With respect to the Subadviser’s reported fees for “Other Clients” with comparable investment policies and services, the Board determined that the subadvisory fee to be charged to the Adviser were competitive.

Based upon all of the above, the Board determined that the subadvisory fee was reasonable.

Profitability to the Subadviser

The Board noted that the Adviser compensates the Subadviser from its own advisory fees and that the fee was negotiated at arm’s length between the Adviser and the Subadviser. In addition, the Board noted that the revenues to the Subadviser would be limited due to the current size of the Fund. The Board took these factors into consideration in concluding that the subadvisory fee was reasonable.

Economies of Scale

The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to the Fund and whether the subadvisory fee reflects such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the flat fee schedule for the Subadviser reflects an appropriate recognition of any economies of scale.

Wilshire Mutual Funds, Inc. Board Approval of Subadvisory Agreement (Unaudited) - (continued)

Fall-Out Benefits

The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that, taking into account any such other benefits, the subadvisory fee to be charged under the Subadvisory Agreement was reasonable.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that the approval of the Subadvisory Agreement is in the best interests of the Fund.

Wilshire Mutual Funds

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401

1-888-200-6796

http://advisor.wilshire.com

Item 2.	Code of Ethics.

Not Applicable.

Item 3.	Audit Committee Financial Expert.

Not Applicable.

Item 4.	Principal Accountant Fees and Services.

Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	The Schedules of Investment in securities of unaffiliated issuers as of the close of the reporting period for the Large Company Growth Portfolio, the Large Company Value Portfolio, the Small Company Growth Portfolio, the Small Company Value Portfolio, the Wilshire 5000 IndexSM Fund, the Wilshire International Equity Fund and the Wilshire Income Opportunities Fund are listed below.

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Communication Services - 11.4%
Alphabet, Inc. - Class A (a)	3,119	$3,377,253
Alphabet, Inc. - Class C (a)	6,204	6,705,966
Facebook, Inc. - Class A (a)	56,594	10,922,642
Live Nation Entertainment, Inc. (a)	200	13,250
Netflix, Inc. (a)	8,004	2,940,029
New York Times Co. (The) - Class A (b)	1,280	41,754
Sinclair Broadcast Group, Inc. - Class A	3,100	166,253
TripAdvisor, Inc. (a)	570	26,385
Twitter, Inc. (a)	5,560	194,044
		24,387,576
Consumer Discretionary - 18.6%
Alibaba Group Holding Ltd. - ADR (a)	40,153	6,803,926
Amazon.com, Inc. (a)	7,217	13,666,327
AutoZone, Inc. (a)	480	527,746
Booking Holdings, Inc. (a)	330	618,654
Burlington Stores, Inc. (a)	11,636	1,979,865
Carter's, Inc. (b)	578	56,378
Chipotle Mexican Grill, Inc. (a)	10	7,329
Choice Hotels International, Inc.	970	84,400
Columbia Sportswear Co.	700	70,112
Domino's Pizza, Inc.	697	193,961
Dunkin' Brands Group, Inc.	410	32,661
Etsy, Inc. (a)	1,950	119,671
Five Below, Inc. (a)	280	33,606
Grand Canyon Education, Inc. (a)	170	19,893
H&R Block, Inc. (b)	2,600	76,180
Hilton Worldwide Holdings, Inc.	2,910	284,423
Home Depot, Inc. (The)	6,416	1,334,336
Las Vegas Sands Corp.	1,740	102,817
Lowe's Cos., Inc.	1,330	134,210
lululemon athletica, inc. (a)	13,908	2,506,361
McDonald's Corp.	1,370	284,494
NIKE, Inc. - Class B	7,380	619,551
O'Reilly Automotive, Inc. (a)	466	172,103
Planet Fitness, Inc. - Class A (a)	1,960	141,982

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Consumer Discretionary - 18.6% (Continued)
Pool Corp.	1,061	$202,651
Roku, Inc. (a) (b)	1,240	112,319
Ross Stores, Inc.	500	49,560
Skechers U.S.A., Inc. - Class A (a)	1,120	35,269
Starbucks Corp.	37,062	3,106,908
TJX Cos., Inc. (The)	4,100	216,808
Ulta Beauty, Inc. (a)	7,752	2,689,091
Wyndham Destinations, Inc.	740	32,486
Yum China Holdings, Inc.	33,685	1,556,247
Yum! Brands, Inc.	16,002	1,770,941
		39,643,266
Consumer Staples - 6.4%
Brown-Forman Corp. - Class B	370	20,509
Church & Dwight Co., Inc.	60	4,384
Coca-Cola Co. (The)	50,007	2,546,356
Colgate-Palmolive Co.	22,495	1,612,217
Costco Wholesale Corp.	2,240	591,942
Danone S.A. - ADR (b)	127,086	2,151,566
Estée Lauder Cos., Inc. (The) - Class A	1,030	188,603
Herbalife Nutrition Ltd. (a)	2,480	106,045
Monster Beverage Corp. (a)	53,528	3,416,693
Nu Skin Enterprises, Inc. - Class A	4,250	209,610
PepsiCo, Inc.	4,090	536,322
Procter & Gamble Co. (The)	20,660	2,265,368
Sprouts Farmers Market, Inc. (a)	740	13,979
		13,663,594
Energy - 0.5%
Schlumberger Ltd.	28,604	1,136,723

Financials - 4.6%
American Express Co.	7,591	937,033
Aon plc	140	27,017
Charles Schwab Corp. (The)	27,770	1,116,076
CME Group, Inc.	8,590	1,667,406
Eaton Vance Corp.	4,580	197,535
Evercore, Inc. - Class A	3,440	304,681

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Financials - 4.6% (Continued)
FactSet Research Systems, Inc.	5,202	$1,490,686
Kemper Corp.	3,030	261,459
LPL Financial Holdings, Inc.	5,790	472,290
Moody's Corp.	1,620	316,402
MSCI, Inc.	1,280	305,651
OneMain Holdings, Inc.	810	27,386
Progressive Corp. (The)	1,240	99,113
S&P Global, Inc.	2,700	615,033
SEI Investments Co.	29,124	1,633,857
Synovus Financial Corp.	420	14,700
T. Rowe Price Group, Inc.	320	35,107
TD Ameritrade Holding Corp.	670	33,446
Western Alliance Bancorp. (a)	6,620	296,046
		9,850,924
Health Care - 17.1%
AbbVie, Inc.	3,142	228,486
ABIOMED, Inc. (a)	7,002	1,823,951
Agilent Technologies, Inc.	1,220	91,097
Alcon, Inc. (a) (b)	2,735	169,707
Alexion Pharmaceuticals, Inc. (a)	21,260	2,784,634
Align Technology, Inc. (a)	8,373	2,291,689
Amgen, Inc.	6,443	1,187,316
Boston Scientific Corp. (a)	11,030	474,069
Bruker Corp.	4,940	246,753
Canopy Growth Corp. (a) (b)	19,788	797,654
Cerner Corp.	27,854	2,041,698
Charles River Laboratories International, Inc. (a)	340	48,246
Chemed Corp.	530	191,245
DexCom, Inc. (a)	480	71,923
Edwards Lifesciences Corp. (a)	9,800	1,810,452
Eli Lilly & Co.	1,815	201,084
IDEXX Laboratories, Inc. (a)	1,190	327,643
Illumina, Inc. (a)	6,818	2,510,047
Intuitive Surgical, Inc. (a)	1,010	529,796
Johnson & Johnson	1,380	192,206
Masimo Corp. (a)	605	90,036

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Health Care - 17.1% (Continued)
Merck & Co., Inc.	16,060	$1,346,631
Mettler-Toledo International, Inc. (a)	310	260,400
Neurocrine Biosciences, Inc. (a)	150	12,665
Novartis AG - ADR	13,691	1,250,125
Novo Nordisk A/S - ADR	40,082	2,045,785
Regeneron Pharmaceuticals, Inc. (a)	6,104	1,910,552
ResMed, Inc.	3,109	379,391
Stryker Corp.	870	178,855
Thermo Fisher Scientific, Inc.	1,110	325,985
UnitedHealth Group, Inc.	13,397	3,269,002
Varian Medical Systems, Inc. (a)	10,822	1,473,199
Veeva Systems, Inc. - Class A (a)	13,955	2,262,245
Vertex Pharmaceuticals, Inc. (a)	1,060	194,383
Waters Corp. (a)	870	187,259
West Pharmaceutical Services, Inc.	270	33,791
Zoetis, Inc.	27,920	3,168,642
		36,408,642
Industrials - 6.9%
3M Co.	795	137,805
A.O. Smith Corp.	3,160	149,026
AMETEK, Inc.	1,194	108,463
Armstrong World Industries, Inc.	2,951	286,837
Boeing Co. (The)	2,060	749,861
CoStar Group, Inc. (a)	2,968	1,644,450
Curtiss-Wright Corp.	6,040	767,864
Deere & Co.	12,065	1,999,292
Emerson Electric Co.	3,650	243,528
Expeditors International of Washington, Inc.	28,081	2,130,225
Gardner Denver Holdings, Inc. (a)	3,990	138,054
Graco, Inc.	1,360	68,245
Harris Corp.	650	122,935
HD Supply Holdings, Inc. (a)	3,690	148,633
HEICO Corp.	2,360	315,792
Hexcel Corp.	6,810	550,793
Honeywell International, Inc.	2,860	499,327
IDEX Corp.	2,710	466,499

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 6.9% (Continued)
Illinois Tool Works, Inc.	3,100	$467,511
Landstar System, Inc.	1,850	199,782
Lennox International, Inc. (b)	100	27,500
Lincoln Electric Holdings, Inc.	3,390	279,065
MSC Industrial Direct Co., Inc. - Class A	2,470	183,422
Quanta Services, Inc.	4,460	170,327
Rockwell Automation, Inc.	210	34,404
Rollins, Inc.	465	16,680
Roper Technologies, Inc.	760	278,358
TransUnion	100	7,351
Union Pacific Corp.	12,994	2,197,415
Waste Management, Inc.	1,600	184,592
Watsco, Inc. (b)	100	16,353
Woodward, Inc.	740	83,738
		14,674,127
Information Technology - 33.0%
Accenture plc - Class A	2,274	420,167
Adobe, Inc. (a)	3,130	922,255
Akamai Technologies, Inc. (a)	2,110	169,095
Amphenol Corp. - Class A	1,760	168,854
Analog Devices, Inc.	1,788	201,812
ANSYS, Inc. (a)	850	174,097
Apple, Inc.	22,292	4,412,033
Applied Materials, Inc.	4,780	214,670
Arista Networks, Inc. (a)	910	236,254
Atlassian Corp. plc - Class A (a)	410	53,644
Autodesk, Inc. (a)	21,093	3,436,050
Automatic Data Processing, Inc.	4,671	772,256
Black Knight, Inc. (a)	6,390	384,359
Broadcom, Inc.	600	172,716
Broadridge Financial Solutions, Inc.	450	57,456
Cadence Design Systems, Inc. (a)	7,230	511,956
CDW Corp.	700	77,700
Cisco Systems, Inc.	49,417	2,704,593
Citrix Systems, Inc.	3,569	350,262
Cognex Corp.	2,150	103,157

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Information Technology - 33.0% (Continued)
Cypress Semiconductor Corp.	1,980	$44,035
Dell Technologies, Inc. - Class C (a)	630	32,004
EPAM Systems, Inc. (a)	10,380	1,796,777
Fair Isaac Corp. (a)	330	103,627
Fidelity National Information Services, Inc.	1,139	139,733
Fiserv, Inc. (a) (b)	1,070	97,541
FleetCor Technologies, Inc. (a)	910	255,574
FLIR Systems, Inc.	2,390	129,299
Fortinet, Inc. (a)	1,430	109,867
Gartner, Inc. (a)	1,270	204,394
Global Payments, Inc.	730	116,895
GoDaddy, Inc. - Class A (a)	470	32,971
Intuit, Inc.	1,990	520,047
Jack Henry & Associates, Inc.	1,518	203,291
Keysight Technologies, Inc. (a)	17,355	1,558,652
KLA-Tencor Corp.	40	4,728
Lam Research Corp.	1,170	219,773
LogMeIn, Inc.	1,240	91,363
Mastercard, Inc. - Class A	5,377	1,422,378
Maxim Integrated Products, Inc.	3,170	189,629
Microsoft Corp.	54,643	7,319,976
Monolithic Power Systems, Inc.	430	58,385
National Instruments Corp.	3,350	140,667
NVIDIA Corp.	26,166	4,297,243
ON Semiconductor Corp. (a)	530	10,711
Oracle Corp.	80,359	4,578,052
Palo Alto Networks, Inc. (a)	1,090	222,098
Paycom Software, Inc. (a) (b)	360	81,619
PayPal Holdings, Inc. (a)	32,147	3,679,545
Proofpoint, Inc. (a)	660	79,365
PTC, Inc. (a)	18,119	1,626,361
QUALCOMM, Inc.	33,300	2,533,131
Red Hat, Inc. (a)	770	144,575
RingCentral, Inc. - Class A (a)	480	55,162
salesforce.com, inc. (a)	20,640	3,131,707
ServiceNow, Inc. (a)	12,760	3,503,513

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Information Technology - 33.0% (Continued)
Splunk, Inc. (a)	348	$43,761
Square, Inc. - Class A (a) (b)	950	68,904
Teradata Corp. (a) (b)	1,560	55,926
Teradyne, Inc.	1,550	74,261
Texas Instruments, Inc.	6,345	728,152
Total System Services, Inc.	1,960	251,409
Trade Desk, Inc. (The) - Class A (a) (b)	1,290	293,836
Tyler Technologies, Inc. (a)	850	183,617
Universal Display Corp. (b)	350	65,821
VeriSign, Inc. (a)	780	163,145
Visa, Inc. - Class A (b)	66,713	11,578,040
VMware, Inc. - Class A	620	103,670
Workday, Inc. - Class A (a)	10,655	2,190,455
Xilinx, Inc.	870	102,590
Zscaler, Inc. (a) (b)	3,340	255,978
		70,437,639
Materials - 0.1%
Sherwin-Williams Co. (The)	110	50,412
Southern Copper Corp. (b)	1,860	72,261
W.R. Grace & Co.	1,200	91,332
		214,005
Real Estate - 0.7%
American Tower Corp.	3,440	703,309
Equinix, Inc.	30	15,129
Equity LifeStyle Properties, Inc.	210	25,481
Hudson Pacific Properties, Inc.	5,860	194,962
Life Storage, Inc.	1,630	154,980
SBA Communications Corp. (a)	980	220,343
Simon Property Group, Inc.	430	68,697
Taubman Centers, Inc.	3,130	127,798
		1,510,699

Total Common Stocks (Cost $126,444,241)		$211,927,195

WILSHIRE LARGE COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.1%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (c)	1,758,447	$1,758,447
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (c) (d)	565,233	565,233
Total Money Market Funds (Cost $2,323,680)		$2,323,680

Total Investments at Value - 100.4% (Cost $128,767,921)		$214,250,875

Liabilities in Excess of Other Assets - (0.4%)		(775,680)

Net Assets - 100.0%		$213,475,195

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $14,049,802.
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $565,233. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $13,619,670.

ADR -	American Depositary Receipt.

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Communication Services - 5.5%
AT&T, Inc.	103,172	$3,457,293
CenturyLink, Inc.	7,230	85,025
Cinemark Holdings, Inc.	4,346	156,891
Comcast Corp. - Class A	53,924	2,279,907
Discovery, Inc. - Series C (a)	990	28,166
Interpublic Group of Cos., Inc. (The)	62,516	1,412,236
John Wiley & Sons, Inc. - Class A	515	23,618
New York Times Co. (The) - Class A	4,860	158,533
News Corp. - Class B	620	8,655
Omnicom Group, Inc.	9,300	762,135
Sinclair Broadcast Group, Inc. - Class A	3,270	175,370
Telephone & Data Systems, Inc.	2,540	77,216
Tribune Media Co. - Class A	860	39,749
Verizon Communications, Inc.	32,974	1,883,805
Zynga, Inc. - Class A (a)	6,800	41,684
		10,590,283
Consumer Discretionary - 9.5%
Advance Auto Parts, Inc.	40	6,166
Aptiv plc	1,130	91,338
AutoZone, Inc. (a)	270	296,857
Best Buy Co., Inc.	1,010	70,427
Choice Hotels International, Inc.	1,602	139,390
Columbia Sportswear Co.	990	99,158
eBay, Inc.	5,910	233,445
Ford Motor Co.	229,062	2,343,304
Garmin Ltd.	3,620	288,876
Gildan Activewear, Inc.	18,108	700,417
H&R Block, Inc. (b)	8,095	237,184
Home Depot, Inc. (The)	820	170,535
L Brands, Inc.	2,160	56,376
Las Vegas Sands Corp.	3,250	192,043
Lear Corp.	15,454	2,152,278
Lowe's Cos., Inc.	15,119	1,525,658
McDonald's Corp.	3,880	805,720
Mohawk Industries, Inc. (a)	10,078	1,486,203

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Consumer Discretionary - 9.5% (Continued)
Newell Brands, Inc.	83,912	$1,293,923
PVH Corp.	11,030	1,043,880
Roku, Inc. (a) (b)	290	26,268
Skechers U.S.A., Inc. - Class A (a)	5,280	166,267
Target Corp.	27,573	2,388,098
Tiffany & Co. (b)	1,370	128,287
Whirlpool Corp.	5,933	844,622
Williams-Sonoma, Inc. (b)	1,710	111,150
Yum China Holdings, Inc.	16,822	777,176
Yum! Brands, Inc.	4,365	483,075
		18,158,121
Consumer Staples - 4.0%
Church & Dwight Co., Inc.	290	21,187
Coca-Cola Co. (The)	6,703	341,317
Colgate-Palmolive Co.	5,745	411,744
Flowers Foods, Inc.	5,940	138,224
Herbalife Nutrition Ltd. (a)	4,300	183,868
Kellogg Co.	12,014	643,590
Kimberly-Clark Corp.	710	94,629
Lamb Weston Holdings, Inc.	1,580	100,109
Mondelēz International, Inc. - Class A	7,830	422,037
Nu Skin Enterprises, Inc. - Class A	5,640	278,165
Philip Morris International, Inc.	22,963	1,803,284
Pilgrim's Pride Corp. (a)	2,660	67,537
Procter & Gamble Co. (The)	10,578	1,159,878
Walmart, Inc.	17,751	1,961,308
		7,626,877
Energy - 10.1%
Apergy Corp. (a)	1,210	40,583
Baker Hughes, a GE Co.	25,075	617,597
BP plc - ADR	45,459	1,895,640
Cenovus Energy, Inc. (b)	84,013	740,995
Chevron Corp.	7,089	882,155
ConocoPhillips	9,140	557,540
Continental Resources, Inc. (a)	1,880	79,129
EOG Resources, Inc.	19,852	1,849,412

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Energy - 10.1% (Continued)
Equitrans Midstream Corp.	590	$11,629
Exxon Mobil Corp.	33,157	2,540,821
Halliburton Co.	76,373	1,736,722
HollyFrontier Corp.	560	25,917
Marathon Oil Corp.	720	10,231
National Oilwell Varco, Inc.	81,943	1,821,594
Occidental Petroleum Corp.	1,500	75,420
ONEOK, Inc.	2,195	151,038
Phillips 66	20,692	1,935,530
Pioneer Natural Resources Co.	876	134,781
Royal Dutch Shell plc - Class A - ADR	22,295	1,450,736
Schlumberger Ltd.	42,142	1,674,723
Valero Energy Corp.	11,462	981,262
		19,213,455
Financials - 27.0%
Affiliated Managers Group, Inc.	1,140	105,040
Ally Financial, Inc.	520	16,115
American Express Co.	10,150	1,252,916
American International Group, Inc.	46,735	2,490,040
American National Insurance Co.	985	114,723
Arthur J. Gallagher & Co.	3,360	294,302
Assured Guaranty Ltd. (b)	4,220	177,578
AXA Equitable Holdings, Inc.	78,734	1,645,540
Axis Capital Holdings Ltd.	11,941	712,281
Bank of America Corp.	173,460	5,030,339
Bank of Hawaii Corp.	1,305	108,198
Bank of New York Mellon Corp. (The)	660	29,139
BankUnited, Inc.	1,990	67,143
Berkshire Hathaway, Inc. - Class B (a)	5,396	1,150,265
BGC Partners, Inc. - Class A	1,540	8,054
BlackRock, Inc.	688	322,878
Brighthouse Financial, Inc. (a)	2,860	104,933
Brown & Brown, Inc.	3,710	124,285
Capital One Financial Corp.	26,591	2,412,867
Cboe Global Markets, Inc.	680	70,468
Chubb Ltd.	13,668	2,013,159

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 27.0% (Continued)
Cincinnati Financial Corp.	680	$70,496
CIT Group, Inc.	700	36,778
Citigroup, Inc.	41,006	2,871,650
Erie Indemnity Co. - Class A (b)	20	5,086
Evercore, Inc. - Class A	680	60,228
Fidelity National Financial, Inc.	1,890	76,167
Fifth Third Bancorp	30,552	852,401
First American Financial Corp.	2,315	124,316
First Hawaiian, Inc.	7,100	183,677
First Horizon National Corp.	1,280	19,110
FNB Corp.	14,370	169,135
Franklin Resources, Inc. (b)	100	3,480
Fulton Financial Corp.	286	4,682
Genworth Financial, Inc. - Class A (a)	420	1,558
Goldman Sachs Group, Inc. (The)	5,590	1,143,714
Hanover Insurance Group, Inc. (The)	4,000	513,200
Interactive Brokers Group, Inc. - Class A	1,990	107,858
Intercontinental Exchange, Inc.	5,125	440,443
Invesco Ltd.	15,118	309,314
Jefferies Financial Group, Inc.	5,590	107,496
JPMorgan Chase & Co.	39,010	4,361,318
Kemper Corp.	11,080	956,093
KeyCorp	44,483	789,573
KKR & Co., Inc. - Class A	31,305	791,077
Legg Mason, Inc.	2,760	105,653
Mercury General Corp.	486	30,375
MetLife, Inc.	40,355	2,004,433
MFA Financial, Inc.	45,890	329,490
MGIC Investment Corp. (a)	45,630	599,578
Morgan Stanley	43,345	1,898,944
Nasdaq, Inc.	220	21,157
Navient Corp.	100	1,365
New Residential Investment Corp.	11,150	171,599
Northern Trust Corp.	17,291	1,556,190
OneMain Holdings, Inc.	3,770	127,464
PacWest Bancorp (b)	100	3,883

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Financials - 27.0% (Continued)
Popular, Inc.	8,220	$445,853
Primerica, Inc.	650	77,968
Progressive Corp. (The)	590	47,159
SLM Corp.	2,410	23,425
State Street Corp.	21,545	1,207,813
Sterling Bancorp	10,720	228,122
Synchrony Financial	5,810	201,433
Synovus Financial Corp.	4,725	165,375
T. Rowe Price Group, Inc.	1,725	189,250
U.S. Bancorp	39,411	2,065,136
UBS Group AG (a) (b)	28,654	339,550
Umpqua Holdings Corp.	20,420	338,768
Voya Financial, Inc.	26,156	1,446,427
Webster Financial Corp.	5,940	283,754
Wells Fargo & Co.	98,337	4,653,306
Western Alliance Bancorp. (a)	12,095	540,888
Wintrust Financial Corp.	1,960	143,394
		51,496,865
Health Care - 11.4%
Abbott Laboratories	8,910	749,331
Agilent Technologies, Inc.	3,190	238,197
Allergan plc	1,050	175,802
Amgen, Inc.	7,669	1,413,243
Anthem, Inc.	378	106,675
Baxter International, Inc.	4,420	361,998
Becton, Dickinson and Co.	490	123,485
Bio-Rad Laboratories, Inc. - Class A (a)	200	62,518
Boston Scientific Corp. (a)	5,610	241,118
Bristol-Myers Squibb Co.	460	20,861
Bruker Corp.	5,090	254,246
Cardinal Health, Inc.	16,074	757,085
Cerner Corp.	4,080	299,064
Charles River Laboratories International, Inc. (a)	590	83,721
Cigna Corp.	3,894	613,500
Cooper Cos., Inc. (The)	390	131,387
CVS Health Corp.	37,221	2,028,173

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Health Care - 11.4% (Continued)
Danaher Corp.	3,395	$485,213
DENTSPLY SIRONA, Inc.	30	1,751
Elanco Animal Health, Inc. (a)	20	676
Eli Lilly & Co.	210	23,266
Integra LifeSciences Holdings Corp. (a)	590	32,952
IQVIA Holdings, Inc. (a)	380	61,142
Johnson & Johnson	19,141	2,665,958
McKesson Corp.	11,395	1,531,374
Medtronic plc	19,461	1,895,306
Merck & Co., Inc.	23,959	2,008,962
Mylan N.V. (a)	58,659	1,116,867
PerkinElmer, Inc.	70	6,744
Pfizer, Inc.	45,640	1,977,125
Teleflex, Inc.	270	89,411
Thermo Fisher Scientific, Inc.	2,619	769,148
UnitedHealth Group, Inc.	5,220	1,273,732
Waters Corp. (a)	460	99,010
West Pharmaceutical Services, Inc.	80	10,012
		21,709,053
Industrials - 10.7%
3M Co.	1,360	235,742
AMETEK, Inc.	4,475	406,509
Copa Holdings, S.A. - Class A	960	93,667
Crane Co.	2,210	184,402
Curtiss-Wright Corp.	7,400	940,762
Dover Corp.	3,825	383,265
Emerson Electric Co.	1,710	114,091
General Dynamics Corp.	5,523	1,004,192
General Electric Co.	463,629	4,868,105
HD Supply Holdings, Inc. (a)	600	24,168
Hexcel Corp.	6,650	537,852
Honeywell International, Inc.	3,770	658,204
IDEX Corp.	540	92,956
IHS Markit Ltd. (a)	110	7,009
ITT, Inc.	1,130	73,992
Johnson Controls International plc	32,081	1,325,266

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Industrials - 10.7% (Continued)
MSC Industrial Direct Co., Inc. - Class A	1,550	$115,103
nVent Electric plc	5,100	126,429
Oshkosh Corp.	460	38,405
Parker-Hannifin Corp.	4,183	711,152
Quanta Services, Inc.	5,000	190,950
Raytheon Co.	872	151,623
Republic Services, Inc.	2,195	190,175
Roper Technologies, Inc.	1,249	457,459
Schneider National, Inc. - Class B	7,050	128,592
Southwest Airlines Co.	11,639	591,029
Stanley Black & Decker, Inc.	18,689	2,702,617
Terex Corp.	610	19,154
Timken Co. (The)	420	21,563
Union Pacific Corp.	20	3,382
United Technologies Corp.	12,301	1,601,590
Waste Management, Inc.	2,625	302,846
Watsco, Inc.	210	34,341
Westinghouse Air Brake Technologies Corp. (b)	23,227	1,666,771
Woodward, Inc.	3,120	353,059
Xylem, Inc.	260	21,746
		20,378,168
Information Technology - 8.4%
Akamai Technologies, Inc. (a)	600	48,084
Analog Devices, Inc.	2,950	332,967
Apple, Inc.	104	20,584
Autodesk, Inc. (a)	550	89,595
Broadcom, Inc.	160	46,058
CACI International, Inc. - Class A (a)	100	20,459
Ciena Corp. (a)	2,620	107,761
Cisco Systems, Inc.	15,142	828,721
Cognizant Technology Solutions Corp. - Class A	25,602	1,622,910
CommScope Holding Co., Inc. (a)	1,920	30,202
Cypress Semiconductor Corp.	4,620	102,749
Dell Technologies, Inc. - Class C (a)	1,780	90,424
Dolby Laboratories, Inc. - Class A	3,670	237,082
Fidelity National Information Services, Inc.	4,050	496,854

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Information Technology - 8.4% (Continued)
FLIR Systems, Inc.	1,570	$84,937
Hewlett Packard Enterprise Co.	114,735	1,715,288
Intel Corp.	9,597	459,408
International Business Machines Corp.	10,964	1,511,936
Jabil, Inc.	8,810	278,397
Juniper Networks, Inc.	25,935	690,649
Keysight Technologies, Inc. (a)	730	65,561
LogMeIn, Inc.	1,100	81,048
Micron Technology, Inc. (a)	1,370	52,868
Microsoft Corp.	5,494	735,976
Motorola Solutions, Inc.	300	50,019
National Instruments Corp.	1,560	65,504
Nuance Communications, Inc. (a)	4,430	70,747
Oracle Corp.	71,045	4,047,434
Qorvo, Inc. (a)	570	37,968
QUALCOMM, Inc.	21,671	1,648,512
Skyworks Solutions, Inc.	540	41,726
Symantec Corp.	2,440	53,094
Synopsys, Inc. (a)	540	69,493
Teradata Corp. (a) (b)	1,860	66,681
Teradyne, Inc.	3,160	151,396
		16,053,092
Materials - 2.7%
Air Products & Chemicals, Inc.	470	106,394
Amcor plc (a)	6,355	73,014
Axalta Coating Systems Ltd. (a)	1,910	56,861
Cabot Corp.	1,800	85,878
Corteva, Inc. (a)	16,603	490,951
Domtar Corp.	770	34,288
Dow, Inc.	640	31,558
DuPont de Nemours, Inc.	16,603	1,246,387
Eagle Materials, Inc. (b)	100	9,270
Ecolab, Inc.	420	82,925
Freeport-McMoRan, Inc.	1,330	15,441
Huntsman Corp.	1,008	20,604
Linde plc	11,926	2,394,740

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Materials - 2.7% (Continued)
Olin Corp. (b)	5,390	$118,095
Scotts Miracle-Gro Co. (The) (b)	220	21,670
Sonoco Products Co.	3,098	202,424
Valvoline, Inc.	10,080	196,862
		5,187,362
Real Estate - 2.8%
Apple Hospitality REIT, Inc.	10,890	172,715
AvalonBay Communities, Inc.	780	158,480
Boston Properties, Inc.	754	97,266
Brandywine Realty Trust	13,926	199,420
Brookfield Property REIT, Inc. - Class A (b)	60	1,133
Camden Property Trust	330	34,449
Corporate Office Properties Trust	1,090	28,743
Crown Castle International Corp.	1,070	139,475
CubeSmart	2,740	91,626
Duke Realty Corp.	13,500	426,735
EPR Properties	440	32,820
Equity Commonwealth	880	28,618
Equity Residential	1,870	141,970
Essex Property Trust, Inc.	290	84,660
Extra Space Storage, Inc.	310	32,891
Federal Realty Investment Trust	220	28,327
HCP, Inc. (b)	61,673	1,972,302
Healthcare Trust of America, Inc. - Class A	4,100	112,463
Highwoods Properties, Inc.	5,630	232,519
Hospitality Properties Trust	1,330	33,250
Host Hotels & Resorts, Inc.	4,500	81,990
Hudson Pacific Properties, Inc.	1,310	43,584
Newmark Group, Inc. - Class A (b)	714	6,412
Outfront Media, Inc.	10,460	269,763
Prologis, Inc.	5,360	429,336
Retail Properties of America, Inc. - Class A	4,860	57,154
Senior Housing Properties Trust	440	3,639
Simon Property Group, Inc.	1,130	180,529
UDR, Inc.	2,140	96,065
Vornado Realty Trust	1,880	120,508

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.5% (Continued)	Shares	Value
Real Estate - 2.8% (Continued)
Weingarten Realty Investors	2,794	$76,611
		5,415,453
Utilities - 6.4%
Aqua America, Inc.	3,225	133,418
Avangrid, Inc.	15,169	766,035
CenterPoint Energy, Inc.	213	6,098
Dominion Energy, Inc.	32,772	2,533,931
DTE Energy Co.	367	46,932
Duke Energy Corp.	1,212	106,947
Edison International	23,541	1,586,899
Entergy Corp.	28,448	2,928,152
Exelon Corp.	45,735	2,192,536
Hawaiian Electric Industries, Inc.	170	7,404
IDACORP, Inc.	2,160	216,929
MDU Resources Group, Inc.	21,370	551,346
National Fuel Gas Co.	3,245	171,174
NextEra Energy, Inc.	1,720	352,359
NRG Energy, Inc.	9,750	342,420
Southern Co. (The)	1,680	92,870
WEC Energy Group, Inc.	1,060	88,372
		12,123,822

Total Common Stocks (Cost $167,855,211)		$187,952,551

MONEY MARKET FUNDS - 1.4%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (c)	2,508,295	$2,508,295

WILSHIRE LARGE COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.4% (Continued)	Shares	Value
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (c) (d)	117,111	$117,111
Total Money Market Funds (Cost $2,625,406)		$2,625,406

Total Investments at Value - 99.9% (Cost $170,480,617)		$190,577,957

Other Assets in Excess of Liabilities - 0.1%		207,900

Net Assets - 100.0%		$190,785,857

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $5,634,669.
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $117,111. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $5,567,232.

ADR -	American Depositary Receipt.

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Communication Services - 1.5%
Boingo Wireless, Inc. (a)	760	$13,657
CarGurus, Inc. (a)	2,070	74,748
Cogent Communications Holdings, Inc.	7,680	455,884
Entravision Communications Corp. - Class A	1,195	3,728
Glu Mobile, Inc. (a)	1,090	7,826
IMAX Corp. (a)	1,340	27,068
National CineMedia, Inc.	3,300	21,648
New York Times Co. (The) - Class A	210	6,850
Ooma, Inc. (a)	370	3,878
Shenandoah Telecommunications Co.	1,122	43,220
Sinclair Broadcast Group, Inc. - Class A	1,010	54,166
TechTarget, Inc. (a)	3,960	84,151
Vonage Holdings Corp. (a)	6,665	75,514
Yelp, Inc. (a)	2,173	74,273
		946,611
Consumer Discretionary - 10.0%
American Eagle Outfitters, Inc.	6,130	103,597
BJ's Restaurants, Inc. (b)	655	28,781
Bloomin' Brands, Inc.	2,690	50,868
Boot Barn Holdings, Inc. (a)	900	32,076
Boyd Gaming Corp.	1,730	46,606
Career Education Corp. (a)	4,330	82,573
Cavco Industries, Inc. (a)	275	43,324
Chegg, Inc. (a)	13,931	537,598
Churchill Downs, Inc. (b)	150	17,261
Core-Mark Holding Co., Inc.	1,935	76,858
Cracker Barrel Old Country Store, Inc. (b)	360	61,463
Crocs, Inc. (a)	3,505	69,224
Deckers Outdoor Corp. (a)	965	169,811
Denny's Corp. (a)	220	4,517
Dine Brands Global, Inc. (b)	30	2,864
Eldorado Resorts, Inc. (a) (b)	760	35,013
Etsy, Inc. (a)	1,705	104,636
Five Below, Inc. (a)	838	100,577
Fox Factory Holding Corp. (a)	825	68,071

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Discretionary - 10.0% (Continued)
Grand Canyon Education, Inc. (a)	259	$30,308
Groupon, Inc. (a) (b)	2,540	9,093
Hudson Ltd. - Class A (a)	210	2,896
Installed Building Products, Inc. (a)	1,720	101,858
Jack in the Box, Inc.	905	73,658
KB Home	130	3,345
La-Z-Boy, Inc.	2,055	63,006
LGI Homes, Inc. (a) (b)	100	7,143
Malibu Boats, Inc. - Class A (a)	4,583	178,050
MasterCraft Boat Holdings, Inc. (a)	1,885	36,927
Monro, Inc.	630	53,739
Murphy USA, Inc. (a)	110	9,243
National Vision Holdings, Inc. (a)	260	7,990
Ollie's Bargain Outlet Holdings, Inc. (a)	1,230	107,145
Oxford Industries, Inc. (b)	6,514	493,761
Planet Fitness, Inc. - Class A (a)	1,445	104,676
RCI Hospitality Holdings, Inc.	570	9,981
Rent-A-Center, Inc. (a)	1,780	47,401
RH (a) (b)	10	1,156
Ruth's Hospitality Group, Inc.	4,175	94,814
Scientific Games Corp. (a) (b)	1,210	23,982
SeaWorld Entertainment, Inc. (a)	4,055	125,704
Shutterstock, Inc.	850	33,312
Skyline Champion Corp. (a)	37,410	1,024,285
Sleep Number Corp. (a)	1,079	43,581
Sotheby's (a) (b)	440	25,577
Steven Madden Ltd.	20,632	700,456
Strategic Education, Inc.	660	117,480
Texas Roadhouse, Inc. (b)	2,240	120,221
TopBuild Corp. (a)	10,114	837,035
Weight Watchers International, Inc. (a)	110	2,101
Wingstop, Inc.	975	92,381
Winmark Corp.	455	78,783
Winnebago Industries, Inc. (b)	40	1,546
Zumiez, Inc. (a)	180	4,698
		6,303,050

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Consumer Staples - 5.7%
BJ's Wholesale Club Holdings, Inc. (a)	1,180	$31,152
Calavo Growers, Inc. (b)	7,690	743,931
Inter Parfums, Inc.	18,650	1,240,039
J & J Snack Foods Corp.	7,433	1,196,340
LifeVantage Corp. (a)	3,790	49,194
Medifast, Inc. (b)	655	84,037
Performance Food Group Co. (a)	2,730	109,282
Sanderson Farms, Inc. (b)	410	55,990
USANA Health Sciences, Inc. (a)	580	46,069
Vector Group Ltd.	3,339	32,555
		3,588,589
Energy - 1.3%
CVR Energy, Inc.	290	14,497
Delek US Holdings, Inc.	450	18,234
ProPetro Holding Corp. (a)	2,310	47,817
Select Energy Services, Inc. - Class A (a)	64,480	748,613
		829,161
Financials - 7.4%
Artisan Partners Asset Management, Inc. - Class A	3,080	84,762
Axos Financial, Inc. (a) (b)	1,240	33,790
Banc of California, Inc.	25,385	354,628
Blucora, Inc. (a)	2,490	75,621
BrightSphere Investment Group plc	7,450	85,005
Cadence Bancorp.	5,830	121,264
CenterState Bank Corp.	29,165	671,670
Enova International, Inc. (a)	2,970	68,458
Essent Group Ltd. (a)	4,180	196,418
Evercore, Inc. - Class A	680	60,228
Federated Investors, Inc. - Class B	1,950	63,375
First Financial Bankshares, Inc.	700	21,553
FirstCash, Inc.	600	60,012
Glacier Bancorp, Inc.	1,060	42,983
Goosehead Insurance, Inc. - Class A (b)	17,647	843,526
Hallmark Financial Services, Inc. (a)	100	1,423
Hamilton Lane, Inc. - Class A	1,340	76,460
Kemper Corp.	1,350	116,492

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 7.4% (Continued)
Kinsale Capital Group, Inc.	410	$37,507
Lakeland Financial Corp. (b)	1,180	55,259
LegacyTexas Financial Group, Inc.	7,104	289,204
LendingTree, Inc. (a) (b)	1,610	676,249
Meta Financial Group, Inc.	1,880	52,734
Moelis & Co. - Class A	2,930	102,403
NMI Holdings, Inc. - Class A (a)	2,460	69,839
Piper Jaffray Cos.	140	10,398
Primerica, Inc. (b)	800	95,960
Pzena Investment Management, Inc. - Class A	1,795	15,419
Regional Management Corp. (a)	335	8,834
RLI Corp.	1,240	106,280
Silvercrest Asset Management Group, Inc. - Class A	441	6,187
Stock Yards Bancorp, Inc.	1,880	67,962
United Community Banks, Inc.	660	18,850
Washington Trust Bancorp, Inc.	720	37,570
		4,628,323
Health Care - 26.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	1,020	27,265
Acceleron Pharma, Inc. (a)	860	35,329
Addus HomeCare Corp. (a)	870	65,207
Aerie Pharmaceuticals, Inc. (a) (b)	900	26,595
Aimmune Therapeutics, Inc. (a) (b)	465	9,681
Amedisys, Inc. (a)	1,105	134,157
Amicus Therapeutics, Inc. (a)	6,620	82,618
AMN Healthcare Services, Inc. (a)	720	39,060
AnaptysBio, Inc. (a) (b)	785	44,290
ArQule, Inc. (a)	2,790	30,718
Array BioPharma, Inc. (a)	5,745	266,166
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,510	40,015
Assembly Biosciences, Inc. (a)	240	3,238
Atara Biotherapeutics, Inc. (a)	300	6,033
Audentes Therapeutics, Inc. (a)	240	9,086
BioDelivery Sciences International, Inc. (a)	22,440	104,346
Biohaven Pharmaceutical Holding Co. Ltd. (a)	170	7,444
BioSpecifics Technologies Corp. (a)	90	5,374

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 26.7% (Continued)
BioTelemetry, Inc. (a) (b)	11,373	$547,609
Blueprint Medicines Corp. (a)	1,273	120,082
Cambrex Corp. (a)	12,785	598,466
CareDx, Inc. (a)	100	3,599
Catalyst Pharmaceutical, Inc. (a) (b)	6,470	24,845
Chemed Corp.	334	120,520
ChemoCentryx, Inc. (a)	1,655	15,392
Clovis Oncology, Inc. (a) (b)	280	4,164
Codexis, Inc. (a) (b)	100	1,843
CONMED Corp.	1,530	130,922
CorVel Corp. (a)	604	52,554
Cyclerion Therapeutics, Inc. (a)	403	4,614
Dicerna Pharmaceuticals, Inc. (a)	700	11,025
Eagle Pharmaceuticals, Inc. (a) (b)	930	51,782
Editas Medicine, Inc. (a) (b)	610	15,091
Eiger BioPharmaceuticals, Inc. (a)	380	4,028
Emergent BioSolutions, Inc. (a)	1,190	57,489
Enanta Pharmaceuticals, Inc. (a)	3,240	273,391
Ensign Group, Inc. (The)	540	30,737
Esperion Therapeutics, Inc. (a) (b)	1,660	77,223
Fate Therapeutics, Inc. (a) (b)	480	9,744
Fluidigm Corp. (a)	310	3,819
G1 Therapeutics, Inc. (a) (b)	280	8,585
Genomic Health, Inc. (a)	1,885	109,650
Glaukos Corp. (a)	240	18,096
Global Blood Therapeutics, Inc. (a) (b)	990	52,074
Globus Medical, Inc. - Class A (a)	3,980	168,354
Haemonetics Corp. (a)	2,015	242,485
Halozyme Therapeutics, Inc. (a)	11,275	193,705
Hanger, Inc. (a)	2,737	52,414
HealthEquity, Inc. (a)	1,690	110,526
HealthStream, Inc. (a)	500	12,930
Heska Corp. (a)	4,815	410,094
HMS Holdings Corp. (a)	9,674	313,341
Horizon Therapeutics plc (a)	3,940	94,796
ImmunoGen, Inc. (a)	2,275	4,937

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 26.7% (Continued)
Immunomedics, Inc. (a) (b)	3,130	$43,413
Inogen, Inc. (a) (b)	75	5,007
Insmed, Inc. (a) (b)	1,655	42,368
Inspire Medical Systems, Inc. (a)	250	15,163
Integer Holdings Corp. (a)	9,200	772,065
Intercept Pharmaceuticals, Inc. (a) (b)	190	15,118
IntriCon Corp. (a) (b)	150	3,504
Invitae Corp. (a)	260	6,110
Iovance Biotherapeutics, Inc. (a) (b)	3,070	75,276
iRhythm Technologies, Inc. (a) (b)	640	50,611
Ironwood Pharmaceuticals, Inc. (a) (b)	5,022	54,941
Kura Oncology, Inc. (a)	510	10,042
LeMaitre Vascular, Inc.	13,735	384,305
Ligand Pharmaceuticals, Inc. (a) (b)	580	66,207
LivaNova plc (a)	1,190	85,632
Madrigal Pharmaceuticals, Inc. (a) (b)	120	12,577
Medidata Solutions, Inc. (a)	6,385	577,906
Medpace Holdings, Inc. (a)	12,626	825,993
Merit Medical Systems, Inc. (a)	900	53,604
Mesa Laboratories, Inc.	4,260	1,040,889
Mirati Therapeutics, Inc. (a) (b)	120	12,360
Momenta Pharmaceuticals, Inc. (a)	160	1,992
MyoKardia, Inc. (a) (b)	1,190	59,667
Myriad Genetics, Inc. (a)	2,230	61,949
NanoString Technologies, Inc. (a)	2,280	69,198
Natera, Inc. (a)	521	14,369
Neogen Corp. (a)	12,256	761,220
NeoGenomics, Inc. (a)	35,010	768,119
NextGen Healthcare, Inc. (a)	1,210	24,079
NovoCure Ltd. (a)	1,287	81,377
NuVasive, Inc. (a)	820	48,003
Omnicell, Inc. (a)	2,130	183,244
Orthofix Medical, Inc. (a)	660	34,901
Pacira BioSciences, Inc. (a)	1,150	50,014
Phibro Animal Health Corp. - Class A	30	953
Pieris Pharmaceuticals, Inc. (a)	2,060	9,682

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Health Care - 26.7% (Continued)
Portola Pharmaceuticals, Inc. (a) (b)	1,230	$33,370
PRA Health Sciences, Inc. (a)	15,750	1,561,613
Providence Service Corp. (The) (a)	590	33,831
PTC Therapeutics, Inc. (a)	290	13,050
Quidel Corp. (a)	750	44,490
R1 RCM, Inc. (a)	410	5,158
RadNet, Inc. (a)	30	414
REGENXBIO, Inc. (a) (b)	1,318	67,706
Repligen Corp. (a) (b)	15,840	1,361,448
Rigel Pharmaceuticals, Inc. (a)	11,320	29,545
Spectrum Pharmaceuticals, Inc. (a)	1,940	16,703
STAAR Surgical Co. (a)	2,220	65,224
Stemline Therapeutics, Inc. (a) (b)	1,080	16,546
Supernus Pharmaceuticals, Inc. (a)	14,433	477,587
Surmodics, Inc. (a)	920	39,716
Syros Pharmaceuticals, Inc. (a)	3,470	32,132
Tabula Rasa HealthCare, Inc. (a) (b)	16,430	820,349
Tactile Systems Technology, Inc. (a) (b)	11,832	673,477
Tandem Diabetes Care, Inc. (a)	170	10,968
Teladoc Health, Inc. (a) (b)	450	29,885
Tenet Healthcare Corp. (a) (b)	310	6,405
Tivity Health, Inc. (a) (b)	720	11,837
U.S. Physical Therapy, Inc.	440	53,931
Ultragenyx Pharmaceutical, Inc. (a) (b)	405	25,718
Vanda Pharmaceuticals, Inc. (a)	2,055	28,955
Veracyte, Inc. (a)	780	22,238
Voyager Therapeutics, Inc. (a) (b)	860	23,409
Xencor, Inc. (a)	1,603	65,611
		16,780,722
Industrials - 15.1%
Advanced Drainage Systems, Inc.	2,060	67,547
Aerojet Rocketdyne Holdings, Inc. (a)	5,120	229,222
AeroVironment, Inc. (a) (b)	1,750	99,348
Albany International Corp. - Class A	1,600	132,656
Allegiant Travel Co. (b)	90	12,915
Allied Motion Technologies, Inc.	550	20,845

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Altra Industrial Motion Corp.	570	$20,452
Applied Industrial Technologies, Inc.	1,170	71,990
ASGN, Inc. (a)	1,950	118,170
Astronics Corp. (a)	480	19,306
Atkore International Group, Inc. (a)	1,764	45,635
Avis Budget Group, Inc. (a)	1,180	41,489
Axon Enterprise, Inc. (a) (b)	16,290	1,045,980
AZZ, Inc.	850	39,117
Barnes Group, Inc.	3,020	170,146
Barrett Business Services, Inc.	985	81,361
Blue Bird Corp. (a)	110	2,166
Brady Corp. - Class A	1,155	56,965
Brink's Co. (The)	1,510	122,581
Casella Waste Systems, Inc. - Class A (a)	960	38,045
Chart Industries, Inc. (a)	1,020	78,418
Cimpress N.V. (a) (b)	860	78,165
Comfort Systems USA, Inc.	3,860	196,821
Continental Building Products, Inc. (a)	3,600	95,652
CRA International, Inc.	520	19,932
CSW Industrials, Inc.	680	46,342
Deluxe Corp.	1,160	47,166
Douglas Dynamics, Inc.	500	19,895
DXP Enterprises, Inc. (a)	90	3,410
EMCOR Group, Inc.	1,050	92,505
Evoqua Water Technologies Corp. (a)	3,220	45,853
Exponent, Inc.	2,566	150,214
Federal Signal Corp.	3,990	106,733
Forward Air Corp.	1,345	79,557
Foundation Building Materials, Inc. (a)	2,050	36,449
Franklin Electric Co., Inc.	2,350	111,625
Generac Holdings, Inc. (a)	2,285	158,602
Gorman-Rupp Co. (The)	507	16,645
Great Lakes Dredge & Dock Corp. (a)	690	7,618
H&E Equipment Services, Inc. (b)	390	11,345
Harsco Corp. (a)	3,796	104,162
Heidrick & Struggles International, Inc.	950	28,472

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Heritage-Crystal Clean, Inc. (a)	365	$9,603
Herman Miller, Inc.	2,235	99,905
Hillenbrand, Inc.	4,310	170,546
Insperity, Inc.	2,002	244,523
JELD-WEN Holding, Inc. (a)	2,485	52,757
John Bean Technologies Corp.	1,510	182,905
Kadant, Inc. (b)	238	21,613
Kforce, Inc.	380	13,334
Kimball International, Inc. - Class B	2,075	36,167
Korn Ferry	3,010	120,611
Kratos Defense & Security Solutions, Inc. (a)	24,390	558,287
Marten Transport Ltd. (b)	20,700	375,705
Masonite International Corp. (a)	260	13,697
MasTec, Inc. (a)	810	41,739
McGrath RentCorp	110	6,837
Mercury Systems, Inc. (a)	9,040	635,963
Meritor, Inc. (a)	3,760	91,180
Mobile Mini, Inc.	100	3,043
MSA Safety, Inc.	730	76,935
Mueller Industries, Inc.	2,348	68,726
MYR Group, Inc. (a)	331	12,363
Navistar International Corp. (a)	130	4,479
PGT Innovations, Inc. (a)	70	1,170
Proto Labs, Inc. (a)	550	63,811
Raven Industries, Inc.	3,750	134,550
Rexnord Corp. (a)	1,870	56,511
Saia, Inc. (a)	10,091	652,585
Simpson Manufacturing Co., Inc.	1,330	88,392
SiteOne Landscape Supply, Inc. (a) (b)	14,074	975,329
Tennant Co.	570	34,884
Tetra Tech, Inc.	2,670	209,728
Trex Co., Inc. (a) (b)	2,290	164,193
TriNet Group, Inc. (a)	1,080	73,224
Universal Forest Products, Inc.	820	31,209
Vectrus, Inc. (a)	705	28,595
Vicor Corp. (a) (b)	1,320	40,986

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Watts Water Technologies, Inc. - Class A	60	$5,591
Woodward, Inc.	985	111,463
		9,484,656
Information Technology - 25.8%
Acacia Communications, Inc. (a)	4,160	196,185
ACI Worldwide, Inc. (a)	1,300	44,642
Aerohive Networks, Inc. (a)	90	399
Alarm.com Holdings, Inc. (a)	460	24,610
Altair Engineering, Inc. - Class A (a)	2,230	90,070
Alteryx, Inc. - Class A (a) (b)	460	50,195
Anaplan, Inc. (a) (b)	400	20,188
AppFolio, Inc. - Class A (a) (b)	4,537	463,999
Avalara, Inc. (a)	880	63,536
Badger Meter, Inc.	1,080	64,465
Blackbaud, Inc. (b)	890	74,315
BlackLine, Inc. (a)	820	43,878
Bottomline Technologies (de), Inc. (a)	240	10,618
Box, Inc. - Class A (a)	47,949	844,382
Brooks Automation, Inc.	710	27,513
Cabot Microelectronics Corp.	5,465	601,587
Carbon Black, Inc. (a) (b)	1,340	22,405
Cardtronics plc - Class A (a)	1,690	46,171
Cass Information Systems, Inc.	733	35,536
Cision Ltd. (a)	490	5,748
Cloudera, Inc. (a) (b)	7,149	37,604
CommVault Systems, Inc. (a)	617	30,616
Control4 Corp. (a)	760	18,050
Cornerstone OnDemand, Inc. (a)	2,208	127,909
Coupa Software, Inc. (a)	570	72,168
CSG Systems International, Inc.	1,510	73,733
Diodes, Inc. (a)	3,180	115,657
Endava plc (a)	3,490	140,438
Envestnet, Inc. (a)	1,755	119,989
ePlus, Inc. (a)	15	1,034
EVERTEC, Inc.	1,295	42,347
EVO Payments, Inc. - Class A (a)	36,937	1,164,624

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 25.8% (Continued)
ExlService Holdings, Inc. (a)	773	$51,118
Fair Isaac Corp. (a)	379	119,014
Five9, Inc. (a)	2,300	117,967
ForeScout Technologies, Inc. (a)	860	29,120
HubSpot, Inc. (a) (b)	670	114,248
II-VI, Inc. (a) (b)	2,220	81,163
Inphi Corp. (a)	1,040	52,104
Insight Enterprises, Inc. (a)	200	11,640
Itron, Inc. (a)	120	7,508
j2 Global, Inc.	3,030	269,337
Lattice Semiconductor Corp. (a)	3,500	51,065
LivePerson, Inc. (a)	540	15,142
MAXIMUS, Inc.	17,138	1,243,190
Mimecast Ltd. (a)	24,475	1,143,227
Nanometrics, Inc. (a)	1,235	42,867
New Relic, Inc. (a)	225	19,465
NIC, Inc.	5	80
Novanta, Inc. (a)	430	40,549
NVE Corp.	1,037	72,206
OSI Systems, Inc. (a)	430	48,431
Park Electrochemical Corp.	1,930	32,212
Paylocity Holding Corp. (a)	750	70,365
Pegasystems, Inc.	24,635	1,754,258
Perficient, Inc. (a)	2,730	93,694
Perspecta, Inc.	20	468
Progress Software Corp.	4,460	194,545
Proofpoint, Inc. (a)	45	5,411
PROS Holdings, Inc. (a)	1,230	77,810
QAD, Inc. - Class A	180	7,238
Qualys, Inc. (a) (b)	14,000	1,219,120
Rapid7, Inc. (a)	865	50,032
Rogers Corp. (a)	535	92,331
Sanmina Corp. (a)	2,440	73,883
Science Applications International Corp.	1,760	152,346
Semtech Corp. (a)	1,820	87,451
Silicon Laboratories, Inc. (a)	7,090	733,105

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Information Technology - 25.8% (Continued)
SPS Commerce, Inc. (a)	2,485	$253,992
Telaria, Inc. (a)	710	5,339
Tenable Holdings, Inc. (a) (b)	340	9,704
Trade Desk, Inc. (The) - Class A (a) (b)	230	52,389
TTEC Holdings, Inc.	693	32,287
Unisys Corp. (a)	180	1,750
Upland Software, Inc. (a)	310	14,114
Varonis Systems, Inc. (a) (b)	810	50,171
Verint Systems, Inc. (a)	3,290	176,936
Viavi Solutions, Inc. (a)	1,690	22,460
Virtusa Corp. (a)	680	30,212
Vishay Precision Group, Inc. (a)	50	2,032
WNS Holdings Ltd. - ADR (a)	29,119	1,723,844
Workiva, Inc. (a)	14,234	826,853
Yext, Inc. (a)	2,990	60,069
Zscaler, Inc. (a) (b)	1,530	117,259
		16,227,732
Materials - 2.0%
Balchem Corp.	533	53,284
Boise Cascade Co.	1,970	55,377
Ferro Corp. (a)	330	5,214
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	840	0
Greif, Inc. - Class A	1,010	32,876
Ingevity Corp. (a)	665	69,938
Kraton Corp. (a)	330	10,253
Kronos Worldwide, Inc.	2,240	34,317
Materion Corp.	1,684	114,192
Myers Industries, Inc.	2,965	57,135
Neenah, Inc.	79	5,336
PolyOne Corp.	1,190	37,354
Quaker Chemical Corp. (b)	3,675	745,584
Worthington Industries, Inc.	450	18,117
		1,238,977
Real Estate - 1.2%
Americold Realty Trust (b)	2,740	88,831

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Real Estate - 1.2% (Continued)
Cushman & Wakefield plc (a)	1,350	$24,138
EastGroup Properties, Inc.	1,353	156,921
First Industrial Realty Trust, Inc.	2,250	82,665
Monmouth Real Estate Investment Corp.	230	3,117
National Health Investors, Inc.	280	21,848
Newmark Group, Inc. - Class A (b)	3,080	27,658
NexPoint Residential Trust, Inc.	360	14,904
PS Business Parks, Inc.	470	79,209
RMR Group, Inc. (The) - Class A	360	16,913
Ryman Hospitality Properties, Inc.	2,990	242,459
Tanger Factory Outlet Centers, Inc. (b)	570	9,240
		767,903
Utilities - 0.4%
American States Water Co.	800	60,192
Genie Energy Ltd. - Class B (b)	2,710	28,862
Otter Tail Corp.	3,200	168,992
		258,046

Total Common Stocks (Cost $47,346,515)		$61,053,770

WILSHIRE SMALL COMPANY GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.7%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (e)	1,822,932	$1,822,932
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (e) (f)	1,119,629	1,119,629
Total Money Market Funds (Cost $2,942,561)		$2,942,561

Total Investments at Value - 101.8% (Cost $50,289,076)		$63,996,331

Liabilities in Excess of Other Assets - (1.8%)		(1,142,713)

Net Assets - 100.0%		$62,853,618

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $12,008,905.
(c)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of June 30, 2019, representing 0.0% of net assets.
(d)	Illiquid security. The total value of such securities is $0 as of June 30, 2019, representing 0.0% of net assets.
(e)	The rate shown is the 7-day effective yield as of June 30, 2019.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $1,119,629. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,090,664.

ADR -	American Depositary Receipt.

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Communication Services - 1.1%
Entravision Communications Corp. - Class A	10,770	$33,602
IDT Corp. - Class B (a)	3,300	31,251
Liberty Latin America Ltd. - Class A (a)	2,050	35,322
Liberty Latin America Ltd. - Class C (a)	1,210	20,800
Marcus Corp. (The)	3,110	102,506
MSG Networks, Inc. - Class A (a)	6,030	125,062
National CineMedia, Inc. (b)	29,360	192,601
New Media Investment Group, Inc. (b)	10,045	94,825
Saga Communications, Inc. - Class A	161	5,030
Sinclair Broadcast Group, Inc. - Class A	340	18,234
WideOpenWest, Inc. (a) (b)	450	3,267
		662,500
Consumer Discretionary - 7.2%
Aaron's, Inc.	2,480	152,296
Adtalem Global Education, Inc. (a)	3,920	176,596
American Axle & Manufacturing Holdings, Inc. (a)	370	4,721
American Eagle Outfitters, Inc.	7,842	132,529
American Outdoor Brands Corp. (a) (b)	3,410	30,724
American Public Education, Inc. (a)	1,464	43,305
Bassett Furniture Industries, Inc.	2,330	35,533
Boyd Gaming Corp. (b)	580	15,625
Callaway Golf Co. (b)	3,130	53,711
Chico's FAS, Inc. (b)	534	1,800
Citi Trends, Inc.	2,000	29,240
Columbia Sportswear Co.	575	57,592
Conn's, Inc. (a) (b)	550	9,801
Core-Mark Holding Co., Inc.	3,260	129,487
Dana, Inc.	270	5,384
Designer Brands, Inc. - Class A	3,428	65,715
Dine Brands Global, Inc. (b)	80	7,638
Ethan Allen Interiors, Inc.	2,810	59,179
Flexsteel Industries, Inc.	879	14,996
Fossil Group, Inc. (a) (b)	3,090	35,535
G-III Apparel Group Ltd. (a) (b)	460	13,533
Guess?, Inc. (b)	630	10,174

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Discretionary - 7.2% (Continued)
Helen of Troy Ltd. (a) (b)	275	$35,912
Hibbett Sports, Inc. (a)	390	7,098
Hooker Furniture Corp.	28,777	593,381
Jack in the Box, Inc.	1,795	146,095
K12, Inc. (a)	1,216	36,979
KB Home	2,550	65,612
La-Z-Boy, Inc.	3,387	103,846
Leaf Group Ltd. (a)	1,490	11,041
Meritage Homes Corp. (a) (b)	420	21,563
Movado Group, Inc. (b)	2,371	64,018
Murphy USA, Inc. (a)	800	67,224
Office Depot, Inc. (b)	9,815	20,219
Penn National Gaming, Inc. (a) (b)	1,430	27,542
Rent-A-Center, Inc. (a)	4,850	129,156
Rocky Brands, Inc.	180	4,910
Sonic Automotive, Inc. - Class A	100	2,335
Standard Motor Products, Inc.	1,031	46,746
Stoneridge, Inc. (a)	14,113	445,265
Strategic Education, Inc.	362	64,436
Taylor Morrison Home Corp. - Class A (a)	38,015	796,793
Tilly's, Inc. - Class A	2,497	19,052
TRI Pointe Group, Inc. (a) (b)	21,121	252,818
Universal Electronics, Inc. (a)	400	16,408
Vera Bradley, Inc. (a) (b)	3,170	38,040
Weight Watchers International, Inc. (a)	2,642	50,462
Wingstop, Inc.	400	37,900
Zumiez, Inc. (a)	1,410	36,801
		4,226,766
Consumer Staples - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	2,210	58,344
Edgewell Personal Care Co. (a)	250	6,737
Inter Parfums, Inc.	50	3,325
Landec Corp. (a)	65,795	616,499
Natural Grocers by Vitamin Cottage, Inc. (a)	4,900	49,245
Sanderson Farms, Inc. (b)	840	114,710
Universal Corp.	540	32,816

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Consumer Staples - 1.8% (Continued)
Vector Group Ltd.	14,349	$139,903
		1,021,579
Energy - 7.0%
Archrock, Inc.	15,413	163,377
C&J Energy Services, Inc. (a)	570	6,715
California Resources Corp. (a) (b)	2,390	47,035
Carrizo Oil & Gas, Inc. (a) (b)	3,910	39,178
Centennial Resource Development, Inc. - Class A (a) (b)	82,405	625,454
CONSOL Energy, Inc. (a) (b)	1,970	52,422
CVR Energy, Inc.	1,580	78,984
Delek US Holdings, Inc. (b)	3,140	127,233
Denbury Resources, Inc. (a) (b)	4,170	5,171
Dril-Quip, Inc. (a) (b)	740	35,520
Equitrans Midstream Corp. (b)	41,440	816,782
Forum Energy Technologies, Inc. (a) (b)	14,220	48,632
FTS International, Inc. (a) (b)	4,050	22,599
Golar LNG Ltd. (b)	690	12,751
Hallador Energy Co.	3,810	21,450
Helix Energy Solutions Group, Inc. (a)	930	8,026
Laredo Petroleum, Inc. (a) (b)	37,290	108,141
McDermott International, Inc. (a) (b)	1,230	11,882
Midstates Petroleum Co., Inc. (a)	5,964	35,128
Nabors Industries Ltd. (b)	10,680	30,972
NACCO Industries, Inc. - Class A	1,450	75,313
Natural Gas Services Group, Inc. (a)	1,090	17,985
Oasis Petroleum, Inc. (a) (b)	3,823	21,715
Oceaneering International, Inc. (a)	1,180	24,060
Oil States International, Inc. (a) (b)	1,850	33,855
Overseas Shipholding Group, Inc. - Class A (a)	26,392	49,617
Panhandle Oil and Gas, Inc. - Class A (b)	4,020	52,421
PDC Energy, Inc. (a)	13,520	487,531
Peabody Energy Corp.	2,228	53,695
Ring Energy, Inc. (a)	20,380	66,235
SandRidge Energy, Inc. (a)	3,225	22,317
SEACOR Holdings, Inc. (a) (b)	1,850	87,894
SRC Energy, Inc. (a)	12,820	63,587

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Energy - 7.0% (Continued)
Talos Energy, Inc. (a)	1,250	$30,063
Transocean Ltd. (a) (b)	241	1,545
Unit Corp. (a) (b)	360	3,200
W&T Offshore, Inc. (a)	9,460	46,922
Whiting Petroleum Corp. (a) (b)	4,980	93,026
World Fuel Services Corp.	1,430	51,423
WPX Energy, Inc. (a)	43,725	503,275
		4,083,131
Financials - 28.0%
Ameris Bancorp (b)	32,096	1,257,841
AMERISAFE, Inc.	1,010	64,408
Argo Group International Holdings Ltd.	394	29,176
Arrow Financial Corp.	569	19,761
Artisan Partners Asset Management, Inc. - Class A	3,900	107,328
Associated Banc-Corp.	1,148	24,269
Bancorp, Inc. (The) (a)	2,810	25,065
Bank of N.T. Butterfield & Son Ltd. (The)	25,076	851,580
BankUnited, Inc.	4,060	136,984
Banner Corp.	1,310	70,937
Berkshire Hills Bancorp, Inc.	864	27,121
Blackstone Mortgage Trust, Inc. - Class A (b)	1,780	63,332
Blucora, Inc. (a)	2,350	71,370
Boston Private Financial Holdings, Inc.	7,200	86,904
BrightSphere Investment Group plc	7,490	85,461
Brookline Bancorp, Inc.	15,958	245,434
Cadence Bancorp.	15,230	316,784
Capitol Federal Financial, Inc.	7,414	102,091
Carolina Financial Corp.	1,220	42,810
Cathay General Bancorp	6,441	231,296
CenterState Bank Corp.	4,855	111,811
Central Pacific Financial Corp.	329	9,857
Chemical Financial Corp.	4,075	167,523
City Holding Co.	824	62,838
CNO Financial Group, Inc.	5,378	89,705
Columbia Banking System, Inc.	1,920	69,466
Community Bank System, Inc. (b)	1,960	129,046

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 28.0% (Continued)
CVB Financial Corp.	14,860	$312,506
Dime Community Bancshares, Inc.	1,364	25,902
Donegal Group, Inc. - Class A	2,480	37,870
Eagle Bancorp, Inc.	738	39,948
Employers Holdings, Inc.	290	12,258
Enova International, Inc. (a)	2,680	61,774
Enterprise Financial Services Corp.	1,732	72,051
Essent Group Ltd. (a)	8,120	381,559
FBL Financial Group, Inc. - Class A	1,212	77,326
Federated Investors, Inc. - Class B	3,400	110,500
First BanCorp.	2,050	22,632
First Citizens BancShares, Inc. - Class A	331	149,039
First Commonwealth Financial Corp.	160	2,155
First Defiance Financial Corp.	1,386	39,598
First Financial Corp.	1,011	40,602
First Horizon National Corp. (b)	45,337	676,881
First Merchants Corp.	3,740	141,746
First Midwest Bancorp, Inc.	2,650	54,246
Fulton Financial Corp.	7,930	129,814
Genworth Financial, Inc. - Class A (a) (b)	30,810	114,305
Glacier Bancorp, Inc.	2,457	99,631
Global Indemnity Ltd.	1,839	56,935
Great Western Bancorp, Inc.	5,820	207,890
Hallmark Financial Services, Inc. (a)	6,086	86,604
Hancock Whitney Corp.	2,586	103,595
Heritage Commerce Corp.	1,580	19,355
Home BancShares, Inc.	6,460	124,420
HomeStreet, Inc. (a)	20,655	612,213
Hope Bancorp, Inc.	7,910	109,000
Horace Mann Educators Corp.	5,490	221,191
IBERIABANK Corp.	2,140	162,319
Independent Bank Corp.	1,618	35,256
International Bancshares Corp.	1,400	52,794
Invesco Mortgage Capital, Inc. (b)	2,000	32,240
Investors Bancorp, Inc.	9,910	110,497
Kemper Corp.	1,670	144,104

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 28.0% (Continued)
LegacyTexas Financial Group, Inc.	3,225	$131,290
Mercantile Bank Corp.	1,498	48,805
Meridian Bancorp, Inc.	9,425	168,613
Meta Financial Group, Inc. (b)	420	11,781
MGIC Investment Corp. (a)	10,895	143,160
MutualFirst Financial, Inc.	840	28,594
National Bank Holdings Corp. - Class A	1,915	69,515
National General Holdings Corp.	4,090	93,825
National Western Life Group, Inc. - Class A	595	152,915
NBT Bancorp, Inc.	2,028	76,070
NMI Holdings, Inc. - Class A (a)	5,029	142,773
Northfield Bancorp, Inc.	1,832	28,598
Northrim BanCorp, Inc.	1,360	48,498
Northwest Bancshares, Inc.	3,270	57,585
On Deck Capital, Inc. (a)	3,610	14,982
OP Bancorp	2,961	32,097
Oritani Financial Corp.	1,150	20,401
Orrstown Financial Services, Inc. (b)	430	9,456
PacWest Bancorp (b)	15,065	584,974
PennyMac Mortgage Investment Trust	2,250	49,118
Provident Financial Services, Inc.	2,550	61,838
Pzena Investment Management, Inc. - Class A	7,016	60,268
Radian Group, Inc.	12,746	291,246
RenaissanceRe Holdings Ltd.	6,255	1,113,452
Renasant Corp.	5,990	215,281
Republic Bancorp, Inc. - Class A	2,233	111,092
RLI Corp.	800	68,568
S&T Bancorp, Inc. (b)	1,687	63,229
Selective Insurance Group, Inc.	1,240	92,864
Stifel Financial Corp.	1,900	112,213
Stock Yards Bancorp, Inc.	3,470	125,441
Texas Capital Bancshares, Inc. (a)	9,275	569,207
Third Point Reinsurance Ltd. (a) (b)	8,133	83,933
TowneBank	3,160	86,205
TPG RE Finance Trust, Inc.	570	10,995
TrustCo Bank Corp. (b)	8,390	66,449

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Financials - 28.0% (Continued)
Trustmark Corp.	2,960	$98,420
UMB Financial Corp.	100	6,582
Umpqua Holdings Corp.	1,130	18,747
United Bankshares, Inc. (b)	6,290	233,296
United Community Banks, Inc.	5,200	148,512
Univest Financial Corp.	1,200	31,512
Veritex Holdings, Inc. (b)	2,580	66,951
Waddell & Reed Financial, Inc. - Class A (b)	1,680	28,006
Walker & Dunlop, Inc. (b)	860	45,761
Washington Federal, Inc.	4,810	168,013
Washington Trust Bancorp, Inc.	610	31,830
WesBanco, Inc.	1,520	58,596
Western Alliance Bancorp. (a)	25,592	1,144,473
Wintrust Financial Corp.	683	49,968
WSFS Financial Corp.	1,765	72,895
		16,429,847
Health Care - 2.3%
Anika Therapeutics, Inc. (a) (b)	100	4,062
Avanos Medical, Inc. (a) (b)	323	14,086
CONMED Corp.	1,680	143,758
Evolent Health, Inc. - Class A (a) (b)	1,240	9,858
Haemonetics Corp. (a)	679	81,711
Hanger, Inc. (a)	3,238	62,008
HMS Holdings Corp. (a)	4,450	144,136
Integer Holdings Corp. (a) (b)	1,585	133,013
LivaNova plc (a)	6,925	498,322
Mallinckrodt plc (a) (b)	3,920	35,986
Myriad Genetics, Inc. (a)	740	20,557
National HealthCare Corp.	1,103	89,508
Orthofix Medical, Inc. (a)	400	21,152
Spectrum Pharmaceuticals, Inc. (a)	500	4,305
Tivity Health, Inc. (a)	5,500	90,420
Triple-S Management Corp. - Class B (a)	460	10,971
		1,363,853
Industrials - 19.3%
AAR Corp.	690	25,385

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 19.3% (Continued)
Aerojet Rocketdyne Holdings, Inc. (a)	1,920	$85,958
AeroVironment, Inc. (a)	495	28,101
Alamo Group, Inc.	6,055	605,075
Albany International Corp. - Class A	4,035	334,542
Altra Industrial Motion Corp.	3,730	133,832
Apogee Enterprises, Inc.	11,410	495,650
Applied Industrial Technologies, Inc.	1,165	71,682
ArcBest Corp.	1,390	39,073
Astronics Corp. (a)	11,480	461,726
AZZ, Inc.	3,280	150,946
Barnes Group, Inc.	7,515	423,395
Blue Bird Corp. (a)	4,440	87,424
BMC Stock Holdings, Inc. (a)	33,180	703,416
Brady Corp. - Class A	1,731	85,373
CBIZ, Inc. (a)	1,690	33,107
Columbus McKinnon Corp.	750	31,478
Comfort Systems USA, Inc.	2,503	127,628
CSW Industrials, Inc.	2,193	149,453
Curtiss-Wright Corp.	830	105,518
Ducommun, Inc. (a)	840	37,859
DXP Enterprises, Inc. (a)	1,350	51,152
Echo Global Logistics, Inc. (a)	1,310	27,340
EMCOR Group, Inc.	2,642	232,760
Encore Wire Corp.	890	52,136
EnerSys	10,177	697,124
Exponent, Inc.	1,136	66,501
Federal Signal Corp.	16,803	449,480
Foundation Building Materials, Inc. (a)	5,530	98,323
Franklin Electric Co., Inc.	3,050	144,875
FTI Consulting, Inc. (a)	1,735	145,462
Gencor Industries, Inc. (a)	1,314	17,082
Gibraltar Industries, Inc. (a)	100	4,036
GP Strategies Corp. (a)	20,375	307,256
Graham Corp.	2,354	47,574
H&E Equipment Services, Inc. (b)	1,020	29,672
Heidrick & Struggles International, Inc.	7,589	227,442

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 19.3% (Continued)
Heritage-Crystal Clean, Inc. (a)	2,530	$66,564
Herman Miller, Inc.	2,320	103,704
HNI Corp.	12,265	433,935
Huron Consulting Group, Inc. (a)	490	24,686
ICF International, Inc.	1,310	95,368
Kennametal, Inc.	3,646	134,866
Kimball International, Inc. - Class B	2,268	39,531
Knight-Swift Transportation Holdings, Inc. (b)	22,679	744,778
L.B. Foster Co. - Class A (a)	290	7,929
Manitowoc Co., Inc. (The) (a) (b)	1,030	18,334
Mercury Systems, Inc. (a)	1,510	106,229
Milacron Holdings Corp. (a)	4,150	57,270
Moog, Inc. - Class A	682	63,842
Mueller Water Products, Inc. - Series A	3,700	36,334
Navistar International Corp. (a)	2,150	74,068
NOW, Inc. (a)	5,250	77,490
nVent Electric plc	5,895	146,137
Quanta Services, Inc.	24,160	922,671
Rexnord Corp. (a)	6,930	209,425
Rush Enterprises, Inc. - Class A	1,110	40,537
SkyWest, Inc.	2,395	145,305
SP Plus Corp. (a)	1,505	48,055
SPX Corp. (a)	1,170	38,633
SPX FLOW, Inc. (a)	4,136	173,133
Tetra Tech, Inc. (b)	1,930	151,602
TriMas Corp. (a) (b)	5,520	170,954
TrueBlue, Inc. (a) (b)	626	13,810
Universal Forest Products, Inc.	3,480	132,449
Vectrus, Inc. (a)	940	38,126
Vicor Corp. (a) (b)	640	19,872
Wabash National Corp.	3,740	60,850
Watts Water Technologies, Inc. - Class A	980	91,316
		11,302,639
Information Technology - 12.2%
Acacia Communications, Inc. (a)	1,480	69,797
ACI Worldwide, Inc. (a)	970	33,310

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 12.2% (Continued)
ADTRAN, Inc.	1,816	$27,694
American Software, Inc. - Class A	1,250	16,438
Anixter International, Inc. (a)	1,900	113,449
Avalara, Inc. (a)	619	44,692
AVX Corp. (b)	830	13,778
Belden, Inc. (b)	1,130	67,314
Cabot Microelectronics Corp.	724	79,698
CACI International, Inc. - Class A (a)	571	116,821
Cardtronics plc - Class A (a)	830	22,676
Ciena Corp. (a) (b)	1,070	44,009
Cirrus Logic, Inc. (a)	1,771	77,393
Coherent, Inc. (a)	4,389	598,528
Comtech Telecommunications Corp.	3,550	99,790
Control4 Corp. (a)	365	8,669
CSG Systems International, Inc.	770	37,599
CTS Corp.	5,610	154,724
Diodes, Inc. (a)	5,555	202,035
Entegris, Inc. (b)	14,814	552,858
Euronet Worldwide, Inc. (a)	1,380	232,170
Fabrinet (a)	2,580	128,149
FormFactor, Inc. (a)	150	2,351
Insight Enterprises, Inc. (a)	450	26,190
InterDigital, Inc.	630	40,572
KEMET Corp.	926	17,418
Kimball Electronics, Inc. (a)	9,445	153,387
Knowles Corp. (a)	5,840	106,930
Mellanox Technologies Ltd. (a)	9,000	996,030
Methode Electronics, Inc.	18,550	529,974
Monotype Imaging Holdings, Inc.	3,150	53,046
Nanometrics, Inc. (a)	1,593	55,293
NVE Corp.	1,288	89,683
OSI Systems, Inc. (a)	1,140	128,398
Park Electrochemical Corp.	4,230	70,599
Perficient, Inc. (a)	4,340	148,949
Perspecta, Inc.	7,410	173,468
Plexus Corp. (a) (b)	355	20,721

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Information Technology - 12.2% (Continued)
Presidio, Inc.	7,960	$108,813
Progress Software Corp.	3,333	145,385
Rambus, Inc. (a)	43,820	527,593
Rogers Corp. (a) (b)	719	124,085
Sanmina Corp. (a)	5,094	154,246
Science Applications International Corp. (b)	1,700	147,152
Semtech Corp. (a)	940	45,167
SYNNEX Corp.	930	91,512
Tech Data Corp. (a)	950	99,370
Tenable Holdings, Inc. (a) (b)	740	21,120
Unisys Corp. (a)	2,430	23,620
Verint Systems, Inc. (a)	4,925	264,866
Viavi Solutions, Inc. (a)	2,930	38,940
Vishay Intertechnology, Inc.	807	13,332
Vishay Precision Group, Inc. (a)	580	23,565
		7,183,366
Materials - 5.5%
Boise Cascade Co.	9,945	279,554
Cleveland-Cliffs, Inc. (b)	1,890	20,166
Commercial Metals Co. (b)	1,490	26,597
FutureFuel Corp.	1,929	22,550
Greif, Inc. - Class A	1,785	58,101
Innophos Holdings, Inc.	1,293	37,639
Innospec, Inc.	100	9,124
Intrepid Potash, Inc. (a)	750	2,520
Kaiser Aluminum Corp.	5,932	579,023
Kronos Worldwide, Inc.	1,680	25,738
Louisiana-Pacific Corp.	2,917	76,484
Materion Corp.	5,853	396,892
Neenah, Inc.	7,525	508,314
P.H. Glatfelter Co. (b)	46,525	785,342
PolyOne Corp.	2,410	75,650
Ryerson Holding Corp. (a)	1,730	14,411
Schnitzer Steel Industries, Inc. - Class A	265	6,935
Sensient Technologies Corp.	542	39,826
SunCoke Energy, Inc. (a)	1,980	17,582

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Materials - 5.5% (Continued)
Tredegar Corp.	2,550	$42,381
Tronox Holdings plc - Class A (b)	2,890	36,934
UFP Technologies, Inc. (a)	1,391	57,880
Warrior Met Coal, Inc.	3,270	85,412
Worthington Industries, Inc.	150	6,039
		3,211,094
Real Estate - 9.4%
Armada Hoffler Properties, Inc.	620	10,261
Brandywine Realty Trust	49,329	706,391
CareTrust REIT, Inc.	3,220	76,572
CatchMark Timber Trust, Inc. - Class A	2,472	25,832
Chatham Lodging Trust	2,560	48,307
Chesapeake Lodging Trust	4,630	131,585
CoreCivic, Inc.	8,410	174,592
Cousins Properties, Inc.	3,838	138,802
Cushman & Wakefield plc (a)	100	1,788
DiamondRock Hospitality Co.	10,010	103,503
First Industrial Realty Trust, Inc.	7,080	260,119
Gladstone Commercial Corp.	1,130	23,979
Healthcare Realty Trust, Inc.	4,160	130,291
Lexington Realty Trust	4,570	43,004
Monmouth Real Estate Investment Corp.	8,040	108,942
National Health Investors, Inc.	821	64,063
Office Properties Income Trust (b)	2,970	78,022
Pebblebrook Hotel Trust	6,780	191,060
Piedmont Office Realty Trust, Inc. - Class A	8,050	160,437
PotlatchDeltic Corp.	9,534	371,635
PS Business Parks, Inc.	344	57,974
RE/MAX Holdings, Inc. - Class A	3,677	113,105
Retail Opportunity Investments Corp.	2,520	43,168
Rexford Industrial Realty, Inc.	6,320	255,138
RLJ Lodging Trust (b)	16,590	294,307
RPT Realty (b)	86,685	1,049,754
STAG Industrial, Inc.	10,307	311,684
Summit Hotel Properties, Inc.	7,040	80,749
Sunstone Hotel Investors, Inc. (b)	11,450	156,980

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Real Estate - 9.4% (Continued)
Terreno Realty Corp.	1,170	$57,377
Urban Edge Properties	340	5,892
Washington Real Estate Investment Trust	3,930	105,049
Xenia Hotels & Resorts, Inc. (b)	7,580	158,043
		5,538,405
Utilities - 2.7%
ALLETE, Inc.	1,870	155,604
American States Water Co.	1,432	107,744
Artesian Resources Corp. - Class A	4,199	156,076
Avista Corp.	1,410	62,886
Black Hills Corp. (b)	540	42,212
El Paso Electric Co.	1,480	96,792
IDACORP, Inc.	1,398	140,402
MGE Energy, Inc.	1,081	78,999
New Jersey Resources Corp. (b)	740	36,830
ONE Gas, Inc.	3,592	324,357
Otter Tail Corp.	1,935	102,187
PNM Resources, Inc.	1,590	80,947
Portland General Electric Co.	2,185	118,361
SJW Group	400	24,308
York Water Co. (The)	1,854	66,225
		1,593,930

Total Common Stocks (Cost $54,395,186)		$56,617,110

MONEY MARKET FUNDS - 4.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (c)	2,384,068	$2,384,068

WILSHIRE SMALL COMPANY VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.3% (Continued)	Shares	Value
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (c) (d)	138,067	$138,067
Total Money Market Funds (Cost $2,522,135)		$2,522,135

Total Investments at Value - 100.8% (Cost $56,917,321)		$59,139,245

Liabilities in Excess of Other Assets - (0.8%)		(441,230)

Net Assets - 100.0%		$58,698,015

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $7,797,418.
(c)	The rate shown is the 7-day effective yield as of June 30, 2019.
(d)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $138,067. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $7,753,094.

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 9.1%
A.H. Belo Corp. - Class A	90	$332
Activision Blizzard, Inc.	4,613	217,734
Actua Corp. (a) (b) (c)	100	63
Alphabet, Inc. - Class C (a)	4,133	4,467,400
AMC Entertainment Holdings, Inc. - Class A (d)	107	998
AMC Networks, Inc. - Class A (a) (d)	356	19,398
AT&T, Inc.	48,128	1,612,769
Boingo Wireless, Inc. (a)	750	13,478
Cars.com, Inc. (a) (d)	575	11,339
CBS Corp. - Class B	2,353	117,415
CenturyLink, Inc.	6,072	71,407
Charter Communications, Inc. - Class A (a)	1,328	524,799
Cinemark Holdings, Inc.	775	27,978
Clear Channel Outdoor Holdings (a) (d)	1,000	4,720
Cogent Communications Holdings, Inc.	200	11,872
Comcast Corp. - Class A	27,208	1,150,354
comScore, Inc. (a) (d)	400	2,064
Consolidated Communications Holdings, Inc. (d)	501	2,470
Discovery, Inc. - Series A (a) (d)	798	24,499
DISH Network Corp. - Class A (a)	1,375	52,814
E.W. Scripps Co. (The) - Class A	526	8,043
Electronic Arts, Inc. (a)	1,940	196,444
Entercom Communications Corp. - Class A (d)	250	1,450
Facebook, Inc. - Class A (a)	15,539	2,999,027
Fox Corp. - Class A	2,196	80,461
Gannett Co., Inc. (d)	1,050	8,568
GCI Liberty, Inc. - Class A (a)	681	41,854
Gray Television, Inc. (a)	500	8,195
IAC/InterActiveCorp (a)	450	97,889
IDT Corp. - Class B (a)	2,496	23,637
Interpublic Group of Cos., Inc. (The)	2,422	54,713
Iridium Communications, Inc. (a) (d)	910	21,167
John Wiley & Sons, Inc. - Class A	200	9,172
Liberty Broadband Corp. - Series A (a)	1,381	142,022
Liberty Media Corp. - Liberty Braves - Series A (a) (d)	360	10,008

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Communication Services - 9.1% (Continued)
Liberty Media Corp. - Liberty Formula One - Series A (a) (d)	600	$21,516
Liberty Media Corp. - Liberty SiriusXM - Series A (a)	2,252	85,148
Liberty TripAdvisor Holdings, Inc. - Series A (a)	790	9,796
Lions Gate Entertainment Corp. - Class B	1,033	11,993
Live Nation Entertainment, Inc. (a)	1,137	75,326
Loral Space & Communications, Inc. (a)	300	10,353
Madison Square Garden Co. (The) - Class A (a)	93	26,034
Marcus Corp. (The)	100	3,296
Match Group, Inc. (d)	1,015	68,279
Meredith Corp. (d)	300	16,518
MSG Networks, Inc. - Class A (a) (d)	581	12,050
National CineMedia, Inc. (d)	500	3,280
Netflix, Inc. (a)	2,752	1,010,865
New Media Investment Group, Inc. (d)	301	2,841
New York Times Co. (The) - Class A (d)	1,050	34,251
News Corp. - Class A	2,853	38,487
Nexstar Media Group, Inc. - Class A (d)	399	40,299
Omnicom Group, Inc. (d)	844	69,166
Rosetta Stone, Inc. (a)	300	6,864
Scholastic Corp.	325	10,803
Shenandoah Telecommunications Co.	300	11,556
Sinclair Broadcast Group, Inc. - Class A	425	22,793
Sirius XM Holdings, Inc. (d)	14,709	82,076
Spok Holdings, Inc.	400	6,016
Sprint Corp. (a) (d)	5,547	36,444
Take-Two Interactive Software, Inc. (a)	625	70,956
TechTarget, Inc. (a)	800	17,000
TEGNA, Inc. (d)	1,725	26,134
Telephone & Data Systems, Inc.	700	21,280
T-Mobile US, Inc. (a)	2,125	157,547
Travelzoo (a) (d)	100	1,544
TripAdvisor, Inc. (a)	634	29,348
Twitter, Inc. (a)	5,300	184,970
United States Cellular Corp. (a) (d)	300	13,401
Verizon Communications, Inc.	26,423	1,509,546
Viacom, Inc. - Class B	2,082	62,189

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Communication Services - 9.1% (Continued)
Vonage Holdings Corp. (a)	1,425	$16,145
Walt Disney Co. (The)	10,226	1,427,959
World Wrestling Entertainment, Inc. - Class A (d)	600	43,326
Yelp, Inc. (a)	566	19,346
Zayo Group Holdings, Inc. (a)	1,525	50,188
Zillow Group, Inc. - Class C (a) (d)	748	34,700
		17,438,182
Consumer Discretionary - 10.5%
1-800-FLOWERS.COM, Inc. - Class A (a)	300	5,664
Aaron's, Inc.	400	24,564
Abercrombie & Fitch Co. - Class A (d)	425	6,817
Adtalem Global Education, Inc. (a)	400	18,020
Advance Auto Parts, Inc.	491	75,683
Amazon.com, Inc. (a)	2,898	5,487,739
American Axle & Manufacturing Holdings, Inc. (a) (d)	550	7,018
American Eagle Outfitters, Inc.	1,225	20,703
American Outdoor Brands Corp. (a) (d)	475	4,280
American Public Education, Inc. (a)	300	8,874
Aramark	1,675	60,401
Autoliv, Inc. (d)	648	45,691
AutoNation, Inc. (a)	525	22,019
AutoZone, Inc. (a)	186	204,501
Barnes & Noble Education, Inc. (a) (d)	347	1,166
Barnes & Noble, Inc. (d)	550	3,680
Beazer Homes USA, Inc. (a)	200	1,922
Bed Bath & Beyond, Inc. (d)	1,125	13,073
Best Buy Co., Inc.	1,625	113,311
Big Lots, Inc.	200	5,722
Booking Holdings, Inc. (a)	278	521,169
BorgWarner, Inc.	1,310	54,994
Boyd Gaming Corp. (d)	725	19,532
Bright Horizons Family Solutions, Inc. (a)	300	45,261
Brinker International, Inc. (d)	175	6,886
Brunswick Corp.	550	25,240
Buckle, Inc. (The) (d)	350	6,059
Burlington Stores, Inc. (a)	548	93,242

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Caleres, Inc. (d)	425	$8,466
Callaway Golf Co. (d)	500	8,580
Career Education Corp. (a)	500	9,535
CarMax, Inc. (a)	930	80,752
Carnival Corp.	2,825	131,504
Carter's, Inc.	382	37,260
Cato Corp. (The) - Class A	300	3,696
Cavco Industries, Inc. (a)	100	15,754
Cheesecake Factory, Inc. (The) (d)	300	13,116
Children's Place, Inc. (The) (d)	132	12,590
Chipotle Mexican Grill, Inc. (a)	157	115,062
Choice Hotels International, Inc.	450	39,155
Churchill Downs, Inc. (d)	201	23,129
Citi Trends, Inc.	50	731
Collectors Universe, Inc.	110	2,347
Columbia Sportswear Co.	100	10,016
Conn's, Inc. (a) (d)	500	8,910
Cooper Tire & Rubber Co.	425	13,409
Core-Mark Holding Co., Inc.	206	8,182
Cracker Barrel Old Country Store, Inc. (d)	191	32,609
Crocs, Inc. (a)	1,200	23,700
CSS Industries, Inc.	50	244
D.R. Horton, Inc.	2,073	89,409
Dana, Inc.	900	17,946
Darden Restaurants, Inc.	823	100,184
Dave & Buster's Entertainment, Inc. (d)	300	12,141
Deckers Outdoor Corp. (a)	25	4,399
Designer Brands, Inc. - Class A (d)	550	10,544
Dick's Sporting Goods, Inc. (d)	527	18,250
Dillard's, Inc. - Class A (d)	347	21,611
Dollar General Corp.	1,696	229,231
Dollar Tree, Inc. (a)	1,546	166,025
Domino's Pizza, Inc.	279	77,640
Dorman Products, Inc. (a) (d)	200	17,428
Dunkin' Brands Group, Inc.	600	47,796
eBay, Inc.	6,565	259,318

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Empire Resorts, Inc. (a) (d)	20	$192
Etsy, Inc. (a)	740	45,414
Expedia Group, Inc.	757	100,704
Express, Inc. (a) (d)	1,000	2,730
Fiesta Restaurant Group, Inc. (a)	300	3,942
Five Below, Inc. (a)	200	24,004
Foot Locker, Inc.	1,025	42,968
Ford Motor Co.	25,100	256,773
Fossil Group, Inc. (a) (d)	400	4,600
frontdoor, inc. (a)	487	21,209
Gaia, Inc. (a) (d)	600	4,548
GameStop Corp. - Class A (d)	550	3,009
Gap, Inc. (The)	1,550	27,854
General Motors Co.	8,990	346,384
Gentex Corp.	2,195	54,019
Gentherm, Inc. (a) (d)	75	3,137
Genuine Parts Co.	1,007	104,305
G-III Apparel Group Ltd. (a) (d)	275	8,091
Golden Entertainment, Inc. (a) (d)	100	1,400
Goodyear Tire & Rubber Co. (The)	1,825	27,923
GoPro, Inc. - Class A (a) (d)	300	1,638
Grand Canyon Education, Inc. (a)	200	23,404
Green Brick Partners, Inc. (a)	45	374
Group 1 Automotive, Inc.	223	18,261
GrubHub, Inc. (a) (d)	550	42,895
Guess?, Inc. (d)	400	6,460
H&R Block, Inc. (d)	1,310	38,383
Hanesbrands, Inc. (d)	2,695	46,408
Harley-Davidson, Inc. (d)	1,150	41,205
Hasbro, Inc.	700	73,975
Helen of Troy Ltd. (a) (d)	119	15,540
Hibbett Sports, Inc. (a)	200	3,640
Hilton Grand Vacations, Inc. (a) (d)	105	3,341
Hilton Worldwide Holdings, Inc.	850	83,079
Home Depot, Inc. (The)	7,344	1,527,331
Hooker Furniture Corp. (d)	200	4,124

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Hyatt Hotels Corp. - Class A	300	$22,839
IAA, Inc. (a)	975	37,811
International Speedway Corp. - Class A	237	10,639
iRobot Corp. (a) (d)	167	15,304
Jack in the Box, Inc.	236	19,208
K12, Inc. (a)	300	9,123
KB Home	375	9,649
Kohl's Corp.	1,075	51,116
Kontoor Brands, Inc. (a)	339	9,499
L Brands, Inc.	1,484	38,732
Lands' End, Inc. (a) (d)	278	3,397
Las Vegas Sands Corp.	2,727	161,138
La-Z-Boy, Inc.	425	13,031
LCI Industries (d)	154	13,860
Leaf Group Ltd. (a)	200	1,482
Lear Corp.	500	69,634
Leggett & Platt, Inc.	910	34,917
Lennar Corp. - Class A	1,250	60,575
Liberty Expedia Holdings, Inc. - Series A (a)	381	18,208
Lithia Motors, Inc. - Class A (d)	134	15,917
LKQ Corp. (a)	2,100	55,881
Lowe's Cos., Inc.	5,556	560,655
Lumber Liquidators Holdings, Inc. (a) (d)	241	2,784
M.D.C. Holdings, Inc. (d)	330	10,817
Macy's, Inc.	2,223	47,706
Marine Products Corp. (d)	700	10,808
Marriott International, Inc. - Class A	2,349	329,541
Marriott Vacations Worldwide Corp.	244	23,522
Mattel, Inc. (a) (d)	2,255	25,279
McDonald's Corp.	5,138	1,066,956
Meritage Homes Corp. (a) (d)	200	10,268
MGM Resorts International	3,300	94,281
Mohawk Industries, Inc. (a)	392	57,808
Monro, Inc.	325	27,723
Motorcar Parts of America, Inc. (a) (d)	300	6,423
Movado Group, Inc. (d)	300	8,100

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Murphy USA, Inc. (a) (d)	296	$24,873
Nautilus, Inc. (a)	50	111
Newell Brands, Inc. (d)	3,415	52,659
NIKE, Inc. - Class B	9,049	759,663
Nordstrom, Inc. (d)	1,000	31,860
Norwegian Cruise Line Holdings Ltd. (a)	325	17,430
NVR, Inc. (a)	40	134,811
O'Reilly Automotive, Inc. (a)	620	228,978
Overstock.com, Inc. (a) (d)	300	4,080
Oxford Industries, Inc. (d)	50	3,790
Papa John's International, Inc. (d)	173	7,737
Penn National Gaming, Inc. (a) (d)	178	3,428
Penske Automotive Group, Inc. (d)	350	16,555
Polaris Industries, Inc.	340	31,018
Pool Corp.	313	59,783
PulteGroup, Inc.	1,915	60,552
PVH Corp.	543	51,390
Qurate Retail, Inc. (a)	2,919	36,166
Ralph Lauren Corp.	406	46,118
RCI Hospitality Holdings, Inc.	300	5,253
Regis Corp. (a)	200	3,320
RH (a) (d)	116	13,410
Rocky Brands, Inc.	100	2,728
Roku, Inc. (a) (d)	290	26,268
Ross Stores, Inc.	2,575	255,233
Royal Caribbean Cruises Ltd.	1,087	131,755
Sally Beauty Holdings, Inc. (a) (d)	700	9,338
SeaWorld Entertainment, Inc. (a)	685	21,235
Service Corp. International	1,250	58,474
ServiceMaster Global Holdings, Inc. (a)	975	50,788
Shoe Carnival, Inc. (d)	600	16,560
Shutterfly, Inc. (a)	100	5,055
Shutterstock, Inc.	122	4,781
Signet Jewelers Ltd. (d)	620	11,086
Six Flags Entertainment Corp. (d)	600	29,808
Skechers U.S.A., Inc. - Class A (a)	750	23,618

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Sleep Number Corp. (a)	188	$7,593
Sonic Automotive, Inc. - Class A	300	7,005
Sotheby's (a) (d)	428	24,880
Speedway Motorsports, Inc.	400	7,420
Stamps.com, Inc. (a) (d)	129	5,840
Starbucks Corp.	9,473	794,121
Steven Madden Ltd. (d)	450	15,278
Strategic Education, Inc.	87	15,486
Superior Industries International, Inc.	150	519
Tailored Brands, Inc. (d)	475	2,741
Tapestry, Inc.	1,900	60,287
Target Corp.	3,681	318,812
Tempur Sealy International, Inc. (a) (d)	298	21,864
Tenneco, Inc. - Class A (d)	450	4,991
Tesla, Inc. (a) (d)	643	143,685
Texas Roadhouse, Inc. (d)	475	25,493
Thor Industries, Inc. (d)	381	22,269
Tiffany & Co. (d)	735	68,825
TJX Cos., Inc. (The)	8,566	452,969
Toll Brothers, Inc.	1,050	38,451
TopBuild Corp. (a) (d)	325	26,897
Tractor Supply Co.	1,061	115,437
TRI Pointe Group, Inc. (a)	1,100	13,167
Tupperware Brands Corp.	300	5,709
Ulta Beauty, Inc. (a)	369	128,002
Under Armour, Inc. - Class A (a) (d)	2,425	61,473
Universal Electronics, Inc. (a)	200	8,204
Urban Outfitters, Inc. (a)	800	18,200
Vail Resorts, Inc.	190	42,404
Veoneer, Inc. (a) (d)	648	11,217
VF Corp.	2,375	207,455
Vista Outdoor, Inc. (a)	400	3,552
Visteon Corp. (a) (d)	261	15,289
Vitamin Shoppe, Inc. (a) (d)	300	1,182
Wayfair, Inc. - Class A (a) (d)	300	43,800
Weight Watchers International, Inc. (a)	296	5,654

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 10.5% (Continued)
Wendy's Co. (The)	1,925	$37,692
Whirlpool Corp.	504	71,749
Williams-Sonoma, Inc. (d)	500	32,500
Winnebago Industries, Inc. (d)	175	6,764
Wolverine World Wide, Inc.	725	19,967
Wyndham Destinations, Inc.	620	27,218
Wyndham Hotels & Resorts, Inc.	620	34,559
Wynn Resorts Ltd.	621	76,998
Yum! Brands, Inc.	2,289	253,324
Zovio, Inc. (a) (d)	500	1,790
Zumiez, Inc. (a)	300	7,830
		20,098,069
Consumer Staples - 6.6%
Alico, Inc.	200	6,068
Altria Group, Inc.	11,691	553,569
Andersons, Inc. (The)	75	2,043
Archer-Daniels-Midland Co.	3,686	150,388
B&G Foods, Inc. (d)	250	5,200
Boston Beer Co., Inc. (The) - Class A (a)	100	37,776
Brown-Forman Corp. - Class B	1,505	83,422
Bunge Ltd.	1,050	58,496
Cal-Maine Foods, Inc. (d)	18	751
Campbell Soup Co. (d)	1,350	54,095
Casey's General Stores, Inc.	287	44,769
Church & Dwight Co., Inc.	1,606	117,334
Clorox Co. (The)	850	130,144
Coca-Cola Co. (The)	25,840	1,315,774
Colgate-Palmolive Co.	5,631	403,574
Conagra Brands, Inc.	3,741	99,211
Constellation Brands, Inc. - Class A	1,196	235,540
Costco Wholesale Corp.	2,971	785,116
Coty, Inc. - Class A (d)	2,800	37,520
Darling Ingredients, Inc. (a) (d)	975	19,393
e.l.f. Beauty, Inc. (a)	300	4,230
Edgewell Personal Care Co. (a)	446	12,020
Energizer Holdings, Inc. (d)	592	22,875

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Staples - 6.6% (Continued)
Estée Lauder Cos., Inc. (The) - Class A	1,451	$265,692
Flowers Foods, Inc.	1,580	36,767
Fresh Del Monte Produce, Inc.	100	2,695
General Mills, Inc.	3,975	208,766
Hain Celestial Group, Inc. (The) (a) (d)	600	13,140
Herbalife Nutrition Ltd. (a)	1,300	55,588
Hershey Co. (The)	929	124,514
Hormel Foods Corp. (d)	1,875	76,013
Ingles Markets, Inc. - Class A (d)	150	4,670
Ingredion, Inc.	271	22,355
Inter Parfums, Inc.	300	19,947
J & J Snack Foods Corp.	70	11,267
J.M. Smucker Co. (The)	852	98,142
Kellogg Co.	1,903	101,944
Keurig Dr Pepper, Inc. (d)	1,258	36,356
Kimberly-Clark Corp.	2,431	324,004
Kraft Heinz Co. (The)	4,215	130,833
Kroger Co. (The)	5,485	119,079
Lamb Weston Holdings, Inc.	1,157	73,308
Lancaster Colony Corp.	112	16,643
Mannatech, Inc.	70	1,189
McCormick & Co., Inc.	677	104,942
Medifast, Inc. (d)	140	17,962
MGP Ingredients, Inc. (d)	200	13,262
Molson Coors Brewing Co. - Class B	1,163	65,128
Mondelez International, Inc. - Class A	10,801	582,173
Monster Beverage Corp. (a)	2,696	172,086
Nu Skin Enterprises, Inc. - Class A	325	16,029
PepsiCo, Inc.	9,119	1,195,774
Philip Morris International, Inc.	10,726	842,312
Pilgrim's Pride Corp. (a)	650	16,504
Post Holdings, Inc. (a)	438	45,539
PriceSmart, Inc.	115	5,879
Procter & Gamble Co. (The)	16,340	1,791,680
Sanderson Farms, Inc. (d)	143	19,528
SpartanNash Co.	400	4,668

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Staples - 6.6% (Continued)
Spectrum Brands Holdings, Inc. (d)	217	$11,668
Sprouts Farmers Market, Inc. (a)	300	5,667
Sysco Corp.	3,410	241,155
Tootsie Roll Industries, Inc. (d)	27	997
TreeHouse Foods, Inc. (a) (d)	385	20,829
Tyson Foods, Inc. - Class A	1,911	154,293
United Natural Foods, Inc. (a) (d)	150	1,346
US Foods Holding Corp. (a)	475	16,986
USANA Health Sciences, Inc. (a)	118	9,373
Vector Group Ltd.	894	8,717
Walgreens Boots Alliance, Inc.	5,999	327,965
Walmart, Inc.	9,309	1,028,552
WD-40 Co. (d)	45	7,157
		12,650,391
Energy - 4.6%
Anadarko Petroleum Corp.	3,889	274,408
Antero Resources Corp. (a) (d)	800	4,424
Apache Corp.	2,913	84,390
Apergy Corp. (a)	565	18,950
Arch Coal, Inc. - Class A (d)	163	15,356
Archrock, Inc.	812	8,607
Baker Hughes, a GE Co.	2,795	68,841
BP Prudhoe Bay Royalty Trust	300	4,641
Cabot Oil & Gas Corp.	3,325	76,342
California Resources Corp. (a) (d)	472	9,289
Callon Petroleum Co. (a) (d)	1,500	9,885
Carrizo Oil & Gas, Inc. (a) (d)	400	4,008
Cheniere Energy, Inc. (a)	1,625	111,231
Chevron Corp.	12,863	1,600,671
Cimarex Energy Co.	596	35,361
CNX Resources Corp. (a)	1,650	12,062
Concho Resources, Inc.	1,020	105,244
ConocoPhillips	8,132	496,051
CONSOL Energy, Inc. (a) (d)	206	5,482
Continental Resources, Inc. (a)	830	34,935
Cross Timbers Royalty Trust	200	2,530

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Energy - 4.6% (Continued)
Delek US Holdings, Inc. (d)	301	$12,197
Devon Energy Corp.	3,766	107,406
Diamond Offshore Drilling, Inc. (a) (d)	850	7,540
Diamondback Energy, Inc.	850	92,625
DMC Global, Inc. (d)	400	25,340
Dril-Quip, Inc. (a) (d)	145	6,960
EOG Resources, Inc.	3,898	363,138
EQT Corp.	1,339	21,170
Equitrans Midstream Corp. (d)	1,071	21,109
Era Group, Inc. (a)	300	2,502
Exterran Corp. (a)	406	5,773
Exxon Mobil Corp.	27,928	2,140,122
Forum Energy Technologies, Inc. (a) (d)	300	1,026
Geospace Technologies Corp. (a) (d)	226	3,415
Green Plains, Inc.	300	3,234
Gulf Island Fabrication, Inc. (a) (d)	381	2,705
Gulfport Energy Corp. (a)	900	4,419
Halliburton Co.	5,931	134,871
Helix Energy Solutions Group, Inc. (a)	1,000	8,630
Helmerich & Payne, Inc. (d)	550	27,841
Hess Corp. (d)	2,024	128,666
HollyFrontier Corp.	1,158	53,592
Kinder Morgan, Inc.	13,180	275,198
KLX Energy Services Holdings, Inc. (a) (d)	126	2,574
Marathon Oil Corp.	5,647	80,244
Marathon Petroleum Corp.	3,531	197,312
Matador Resources Co. (a) (d)	375	7,455
Matrix Service Co. (a)	450	9,117
McDermott International, Inc. (a) (d)	525	5,072
Murphy Oil Corp. (d)	1,025	25,266
National Oilwell Varco, Inc.	2,661	59,154
Newpark Resources, Inc. (a) (d)	875	6,493
Noble Energy, Inc.	2,476	55,462
Oasis Petroleum, Inc. (a) (d)	1,375	7,810
Occidental Petroleum Corp.	5,440	273,523
Oceaneering International, Inc. (a)	500	10,195

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Energy - 4.6% (Continued)
Oil States International, Inc. (a) (d)	200	$3,660
ONEOK, Inc.	1,365	93,926
Parsley Energy, Inc. - Class A (a) (d)	1,425	27,089
Patterson-UTI Energy, Inc.	1,100	12,661
PBF Energy, Inc. - Class A	625	19,563
PDC Energy, Inc. (a) (d)	375	13,523
Phillips 66	3,213	300,544
Pioneer Natural Resources Co.	1,221	187,863
QEP Resources, Inc. (a)	1,750	12,653
Range Resources Corp. (d)	1,339	9,346
Renewable Energy Group, Inc. (a) (d)	114	1,808
RPC, Inc. (d)	587	4,232
Schlumberger Ltd.	9,396	373,397
SemGroup Corp. - Class A (d)	450	5,400
Ship Finance International Ltd. (d)	575	7,193
SM Energy Co.	450	5,634
Southwestern Energy Co. (a) (d)	3,325	10,507
SRC Energy, Inc. (a) (d)	1,175	5,828
Superior Energy Services, Inc. (a)	1,131	1,470
Targa Resources Corp.	1,255	49,271
Teekay Corp. (d)	775	2,666
Unit Corp. (a) (d)	500	4,445
Valero Energy Corp.	3,214	275,151
Whiting Petroleum Corp. (a) (d)	480	8,966
Williams Cos., Inc. (The)	5,250	147,210
World Fuel Services Corp.	475	17,081
WPX Energy, Inc. (a)	2,675	30,789
		8,803,740
Financials - 13.7%
Affiliated Managers Group, Inc.	428	39,436
Aflac, Inc.	3,970	217,596
AGNC Investment Corp.	2,175	36,583
Alleghany Corp. (a)	127	86,501
Allstate Corp. (The)	1,615	164,229
Ally Financial, Inc.	3,625	112,339
American Equity Investment Life Holding Co.	625	16,975

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
American Express Co.	4,313	$532,396
American Financial Group, Inc.	446	45,702
American International Group, Inc.	6,150	327,671
American National Insurance Co.	181	21,081
Ameriprise Financial, Inc.	1,035	150,241
Ameris Bancorp	300	11,757
Annaly Capital Management, Inc.	6,939	63,352
Anworth Mortgage Asset Corp.	1,500	5,685
Apollo Commercial Real Estate Finance, Inc. (d)	600	11,034
Apollo Investment Corp. (d)	575	9,085
Arbor Realty Trust, Inc. (d)	201	2,436
Arch Capital Group Ltd. (a)	1,857	68,858
Ares Capital Corp.	3,355	60,189
Argo Group International Holdings Ltd.	72	5,332
Arlington Asset Investment Corp. - Class A (d)	4	28
Arthur J. Gallagher & Co.	1,225	107,298
Artisan Partners Asset Management, Inc. - Class A	300	8,256
Ashford, Inc. (a)	6	191
Associated Banc-Corp.	900	19,026
Assurant, Inc.	337	35,850
Assured Guaranty Ltd. (d)	775	32,612
Atlantic Union Bancshares Corp.	275	9,716
Axis Capital Holdings Ltd.	475	28,334
Axos Financial, Inc. (a) (d)	372	10,137
Bancorp, Inc. (The) (a)	50	446
BancorpSouth Bank (d)	675	19,602
Bank of America Corp.	63,858	1,851,881
Bank of Hawaii Corp. (d)	303	25,122
Bank of New York Mellon Corp. (The)	7,163	316,246
Bank OZK (d)	765	23,019
BankFinancial Corp.	700	9,793
BankUnited, Inc.	825	27,836
Banner Corp.	300	16,245
Barings BDC, Inc. (d)	350	3,444
BB&T Corp.	5,840	286,918
Berkley (W.R.) Corp.	1,030	67,908

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Berkshire Hathaway, Inc. - Class B (a)	14,686	$3,130,614
Berkshire Hills Bancorp, Inc.	300	9,417
BGC Partners, Inc. - Class A	1,650	8,630
BlackRock, Inc.	862	404,536
Blackstone Mortgage Trust, Inc. - Class A (d)	600	21,348
Blucora, Inc. (a)	250	7,593
BOK Financial Corp.	296	22,342
Boston Private Financial Holdings, Inc.	500	6,035
Bridge Bancorp, Inc.	300	8,838
Brighthouse Financial, Inc. (a)	608	22,308
Brookline Bancorp, Inc.	500	7,690
Brown & Brown, Inc.	1,800	60,300
Camden National Corp.	150	6,881
Capital City Bank Group, Inc.	350	8,698
Capital One Financial Corp.	3,012	273,309
Capitol Federal Financial, Inc.	1,000	13,770
Capstead Mortgage Corp. (d)	700	5,845
Cathay General Bancorp	463	16,626
Cboe Global Markets, Inc.	590	61,142
CenterState Bank Corp.	367	8,452
Central Pacific Financial Corp.	300	8,988
Charles Schwab Corp. (The)	8,189	329,115
Chemical Financial Corp.	500	20,555
Chimera Investment Corp. (d)	1,455	27,456
Cincinnati Financial Corp.	1,135	117,665
CIT Group, Inc.	1,350	70,929
Citigroup, Inc.	16,485	1,154,444
Citizens Financial Group, Inc.	3,375	119,340
CME Group, Inc.	2,138	415,006
CNA Financial Corp.	300	14,121
CNO Financial Group, Inc.	1,100	18,348
Cohen & Steers, Inc.	50	2,572
Columbia Banking System, Inc.	276	9,986
Comerica, Inc.	1,083	78,669
Commerce Bancshares, Inc.	758	45,222
Community Bank System, Inc. (d)	200	13,168

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Community Trust Bancorp, Inc.	110	$4,652
Crawford & Co. - Class B	200	1,862
Credit Acceptance Corp. (a)	112	54,189
Cullen/Frost Bankers, Inc. (d)	332	31,095
CVB Financial Corp.	600	12,618
Discover Financial Services	2,775	215,312
Donnelley Financial Solutions, Inc. (a)	159	2,121
E*TRADE Financial Corp.	2,078	92,679
Eagle Bancorp, Inc.	300	16,239
East West Bancorp, Inc.	1,025	47,939
Eaton Vance Corp.	850	36,661
eHealth, Inc. (a) (d)	175	15,068
Employers Holdings, Inc.	75	3,170
Encore Capital Group, Inc. (a) (d)	200	6,774
Enova International, Inc. (a)	297	6,846
Enstar Group Ltd. (a) (d)	120	20,914
Enterprise Financial Services Corp.	50	2,080
Erie Indemnity Co. - Class A (d)	174	44,245
Evercore, Inc. - Class A	350	31,000
Everest Re Group Ltd.	226	55,863
Exantas Capital Corp.	50	566
EZCORP, Inc. - Class A (a) (d)	1,000	9,470
F.N.B. Corp.	2,460	28,954
FactSet Research Systems, Inc.	250	71,640
FBL Financial Group, Inc. - Class A	300	19,140
Federated Investors, Inc. - Class B (d)	700	22,750
FedNat Holding Co.	200	2,854
Fidelity National Financial, Inc.	1,909	76,933
Fifth Third Bancorp	6,059	169,046
Financial Institutions, Inc.	200	5,830
First American Financial Corp.	527	28,300
First Bancorp	300	10,926
First BanCorp.	1,366	15,081
First Busey Corp.	325	8,583
First Citizens BancShares, Inc. - Class A	50	22,514
First Commonwealth Financial Corp.	800	10,776

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
First Community Bancshares, Inc.	425	$14,348
First Financial Bancorp (d)	991	24,002
First Financial Bankshares, Inc.	600	18,474
First Financial Corp.	100	4,016
First Hawaiian, Inc.	300	7,761
First Horizon National Corp. (d)	1,617	24,142
First Interstate BancSystem, Inc. - Class A	300	11,883
First Merchants Corp. (d)	425	16,108
First Midwest Bancorp, Inc.	800	16,376
First Republic Bank	1,013	98,919
FirstCash, Inc.	221	22,104
Franklin Resources, Inc. (d)	2,621	91,211
FS KKR Capital Corp.	1,925	11,473
Fulton Financial Corp.	1,250	20,463
Glacier Bancorp, Inc.	550	22,303
Goldman Sachs Group, Inc. (The)	2,705	553,442
Golub Capital BDC, Inc.	475	8,455
Granite Point Mortgage Trust, Inc. (d)	229	4,395
Great Western Bancorp, Inc.	300	10,716
Green Dot Corp. - Class A (a)	250	12,225
Greenhill & Co., Inc. (d)	300	4,077
Hallmark Financial Services, Inc. (a)	100	1,423
Hancock Whitney Corp.	500	20,030
Hanmi Financial Corp.	369	8,218
Hanover Insurance Group, Inc. (The)	300	38,490
Hartford Financial Services Group, Inc. (The)	2,375	132,335
Heartland Financial USA, Inc.	300	13,419
Hercules Capital, Inc. (d)	775	9,936
Heritage Commerce Corp.	50	613
Hilltop Holdings, Inc.	550	11,699
Home BancShares, Inc.	950	18,297
HomeStreet, Inc. (a)	300	8,892
Hope Bancorp, Inc.	1,092	15,048
Horace Mann Educators Corp.	375	15,109
Huntington Bancshares, Inc.	7,172	99,117
IBERIABANK Corp.	375	28,444

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Independent Bank Corp. (d)	300	$22,845
Independent Bank Group, Inc.	90	4,946
Interactive Brokers Group, Inc. - Class A	500	27,100
Intercontinental Exchange, Inc.	4,000	343,759
International Bancshares Corp.	400	15,084
INTL FCStone, Inc. (a)	500	19,795
Invesco Ltd.	2,975	60,869
Invesco Mortgage Capital, Inc. (d)	625	10,075
Investors Bancorp, Inc.	1,325	14,774
Jefferies Financial Group, Inc.	2,432	46,767
JPMorgan Chase & Co.	21,642	2,419,575
Kearny Financial Corp.	828	11,004
Kemper Corp.	300	25,887
KeyCorp	7,726	137,137
Lakeland Financial Corp. (d)	300	14,049
LegacyTexas Financial Group, Inc.	375	15,266
Legg Mason, Inc.	750	28,710
LendingTree, Inc. (a) (d)	90	37,802
Lincoln National Corp.	1,600	103,120
Loews Corp.	1,955	106,880
LPL Financial Holdings, Inc.	200	16,314
M&T Bank Corp.	967	164,458
Main Street Capital Corp. (d)	475	19,532
Markel Corp. (a)	138	150,365
MarketAxess Holdings, Inc.	250	80,355
Marsh & McLennan Cos., Inc.	3,129	312,117
MBIA, Inc. (a) (d)	925	8,612
Mercury General Corp.	300	18,750
Meta Financial Group, Inc. (d)	300	8,415
MetLife, Inc.	5,796	287,886
MFA Financial, Inc.	2,250	16,155
MGIC Investment Corp. (a)	1,500	19,710
Moody's Corp.	1,218	237,888
Morgan Stanley	8,770	384,213
Morningstar, Inc.	207	29,940
MSCI, Inc.	519	123,932

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Nasdaq, Inc.	725	$69,723
National General Holdings Corp.	525	12,044
Navient Corp.	2,050	27,983
NBT Bancorp, Inc.	200	7,502
Nelnet, Inc. - Class A	25	1,481
New Mountain Finance Corp. (d)	650	9,081
New Residential Investment Corp.	1,400	21,546
New York Community Bancorp, Inc. (d)	3,062	30,559
Northern Trust Corp.	1,738	156,420
Northwest Bancshares, Inc.	875	15,409
Oaktree Special Lending Corp.	1,750	9,485
OceanFirst Financial Corp.	100	2,485
OFG Bancorp	432	10,269
Old National Bancorp	950	15,761
Old Republic International Corp.	1,661	37,173
Old Second Bancorp, Inc.	400	5,108
OneMain Holdings, Inc.	300	10,143
Oritani Financial Corp. (d)	400	7,096
Pacific Premier Bancorp, Inc.	300	9,264
PacWest Bancorp (d)	817	31,724
Park National Corp. (d)	87	8,647
PennyMac Mortgage Investment Trust	450	9,824
People's United Financial, Inc.	1,983	33,275
Pinnacle Financial Partners, Inc.	559	32,131
PNC Financial Services Group, Inc. (The)	3,334	457,691
Popular, Inc.	782	42,416
PRA Group, Inc. (a)	300	8,442
Preferred Bank (d)	200	9,450
Primerica, Inc. (d)	300	35,985
Principal Financial Group, Inc.	1,100	63,712
ProAssurance Corp.	230	8,305
Progressive Corp. (The)	3,875	309,728
Prospect Capital Corp. (d)	2,650	17,305
Prosperity Bancshares, Inc. (d)	500	33,025
Provident Financial Services, Inc.	600	14,550
Prudential Financial, Inc.	2,801	282,901

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
Pzena Investment Management, Inc. - Class A	2,077	$17,841
Radian Group, Inc.	1,445	33,017
Raymond James Financial, Inc.	925	78,209
Redwood Trust, Inc. (d)	450	7,439
Regions Financial Corp.	8,081	120,730
Reinsurance Group of America, Inc.	454	70,838
RenaissanceRe Holdings Ltd.	290	51,623
Renasant Corp.	400	14,376
Republic Bancorp, Inc. - Class A	315	15,671
RLI Corp.	425	36,427
S&P Global, Inc.	1,782	405,921
S&T Bancorp, Inc. (d)	350	13,118
Sandy Spring Bancorp, Inc.	300	10,464
Seacoast Banking Corp. of Florida (a)	150	3,816
SEI Investments Co.	975	54,698
Selective Insurance Group, Inc.	300	22,467
ServisFirst Bancshares, Inc. (d)	400	13,704
Signature Bank	387	46,765
Simmons First National Corp. - Class A	438	10,188
SLM Corp.	2,500	24,300
Solar Capital Ltd.	500	10,265
South State Corp.	180	13,261
Southside Bancshares, Inc.	340	11,009
Starwood Property Trust, Inc.	1,825	41,463
State Auto Financial Corp. (d)	400	14,000
State Street Corp.	2,476	138,805
Sterling Bancorp	1,725	36,708
Stewart Information Services Corp.	300	12,147
Stifel Financial Corp.	340	20,080
Stock Yards Bancorp, Inc.	300	10,845
SunTrust Banks, Inc.	3,030	190,435
SVB Financial Group (a)	367	82,425
Synchrony Financial	5,775	200,219
Synovus Financial Corp.	947	33,145
T. Rowe Price Group, Inc.	1,890	207,352
TCF Financial Corp.	975	20,270

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
TD Ameritrade Holding Corp.	2,053	$102,486
Texas Capital Bancshares, Inc. (a)	384	23,566
TFS Financial Corp.	525	9,487
Tompkins Financial Corp. (d)	105	8,568
Torchmark Corp.	566	50,634
TowneBank	553	15,086
Travelers Cos., Inc. (The)	1,672	249,997
TriCo Bancshares	109	4,120
TrustCo Bank Corp. (d)	1,208	9,567
Trustmark Corp.	425	14,131
Two Harbors Investment Corp. (d)	1,949	24,694
U.S. Bancorp	10,204	534,689
UMB Financial Corp.	243	15,994
Umpqua Holdings Corp.	1,500	24,885
United Bankshares, Inc. (d)	553	20,511
United Community Banks, Inc.	474	13,537
United Community Financial Corp.	317	3,034
United Financial Bancorp, Inc.	542	7,686
United Fire Group, Inc.	300	14,538
United Security Bancshares	406	4,624
Unum Group	1,407	47,205
Valley National Bancorp (d)	1,750	18,865
Value Line, Inc. (d)	200	5,502
Virtus Investment Partners, Inc. (d)	48	5,155
Voya Financial, Inc.	1,275	70,508
Waddell & Reed Financial, Inc. - Class A (d)	525	8,752
Washington Federal, Inc.	433	15,125
Washington Trust Bancorp, Inc.	100	5,218
Webster Financial Corp.	675	32,245
Wells Fargo & Co.	29,157	1,379,708
WesBanco, Inc.	350	13,493
Westamerica Bancorp.	83	5,114
Western Alliance Bancorp. (a)	850	38,012
Western New England Bancorp, Inc.	200	1,868
Wintrust Financial Corp.	425	31,093
WisdomTree Investments, Inc.	750	4,628

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Financials - 13.7% (Continued)
World Acceptance Corp. (a) (d)	100	$16,411
WSFS Financial Corp.	465	19,205
Zions Bancorp.	1,480	68,050
		26,294,758
Health Care - 13.2%
Abbott Laboratories	12,635	1,062,603
AbbVie, Inc.	9,790	711,928
ABIOMED, Inc. (a)	250	65,123
Acadia Healthcare Co., Inc. (a) (d)	475	16,601
ACADIA Pharmaceuticals, Inc. (a) (d)	1,155	30,873
Acorda Therapeutics, Inc. (a)	375	2,876
Addus HomeCare Corp. (a)	290	21,736
Aerie Pharmaceuticals, Inc. (a) (d)	350	10,343
Agilent Technologies, Inc.	2,196	163,975
Agios Pharmaceuticals, Inc. (a) (d)	300	14,964
Alder Biopharmaceuticals, Inc. (a) (d)	300	3,531
Aldeyra Therapeutics, Inc. (a)	1,990	11,940
Alexion Pharmaceuticals, Inc. (a)	1,349	176,692
Align Technology, Inc. (a)	454	124,260
Alkermes plc (a)	1,000	22,540
Allergan plc	2,419	405,013
Allscripts Healthcare Solutions, Inc. (a) (d)	1,225	14,247
Alnylam Pharmaceuticals, Inc. (a)	413	29,967
AMAG Pharmaceuticals, Inc. (a) (d)	100	999
Amedisys, Inc. (a)	201	24,403
AmerisourceBergen Corp.	1,144	97,537
Amgen, Inc.	3,950	727,905
Amicus Therapeutics, Inc. (a) (d)	1,225	15,288
AMN Healthcare Services, Inc. (a) (d)	250	13,563
Amneal Pharmaceuticals, Inc. (a)	650	4,661
Anika Therapeutics, Inc. (a) (d)	100	4,062
Anixa Biosciences, Inc. (a) (d)	3,590	13,032
Anthem, Inc.	1,960	553,132
Apyx Medical Corp. (a)	2,030	13,642
Array BioPharma, Inc. (a)	1,175	54,438
Assembly Biosciences, Inc. (a)	800	10,792

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Assertio Therapeutics, Inc. (a)	675	$2,329
Avanos Medical, Inc. (a) (d)	297	12,952
Avrobio, Inc. (a) (d)	1,360	22,114
Axogen, Inc. (a)	550	10,890
Baxter International, Inc.	3,963	324,570
Becton, Dickinson and Co.	1,824	459,666
Biogen, Inc. (a)	1,313	307,071
BioMarin Pharmaceutical, Inc. (a)	978	83,766
Bio-Rad Laboratories, Inc. - Class A (a)	99	30,946
Bio-Techne Corp.	232	48,370
Bluebird Bio, Inc. (a) (d)	168	21,370
Blueprint Medicines Corp. (a) (d)	130	12,263
Boston Scientific Corp. (a)	7,964	342,293
Bristol-Myers Squibb Co.	10,775	488,646
Brookdale Senior Living, Inc. (a)	1,294	9,330
Bruker Corp.	725	36,214
Cambrex Corp. (a) (d)	350	16,384
Cantel Medical Corp. (d)	200	16,128
Capital Senior Living Corp. (a) (d)	100	503
Cardinal Health, Inc.	2,048	96,461
Cardiovascular Systems, Inc. (a)	325	13,952
CareDx, Inc. (a)	790	28,432
Catalent, Inc. (a)	550	29,816
Catalyst Biosciences, Inc. (a) (d)	2,050	15,109
Celgene Corp. (a)	5,216	482,167
Centene Corp. (a)	2,666	139,805
Cerner Corp.	2,200	161,259
Champions Oncology, Inc. (a) (d)	1,410	11,040
Charles River Laboratories International, Inc. (a)	346	49,097
Chemed Corp.	136	49,074
Cigna Corp.	2,747	432,790
Clovis Oncology, Inc. (a) (d)	300	4,461
Codexis, Inc. (a) (d)	1,187	21,876
Coherus Biosciences, Inc. (a) (d)	590	13,039
Computer Programs & Systems, Inc.	100	2,779
CONMED Corp.	300	25,671

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Cooper Cos., Inc. (The)	300	$101,067
Corvus Pharmaceuticals, Inc. (a)	4,500	16,830
Covetrus, Inc. (a) (d)	356	8,708
CVS Health Corp.	8,658	471,774
Cyclerion Therapeutics, Inc. (a)	100	1,145
Danaher Corp.	4,019	574,394
DaVita, Inc. (a)	1,033	58,117
DENTSPLY SIRONA, Inc.	1,552	90,575
Dermira, Inc. (a) (d)	300	2,868
DexCom, Inc. (a)	428	64,132
Dynavax Technologies Corp. (a) (d)	425	1,696
Edwards Lifesciences Corp. (a)	1,473	272,122
Elanco Animal Health, Inc. (a)	300	10,140
Eli Lilly & Co.	6,272	694,874
Emergent BioSolutions, Inc. (a)	293	14,155
Encompass Health Corp.	650	41,184
Endo International plc (a) (d)	922	3,799
Ensign Group, Inc. (The) (d)	300	17,076
Evolent Health, Inc. - Class A (a) (d)	1,020	8,109
Exact Sciences Corp. (a)	775	91,481
Exelixis, Inc. (a)	1,875	40,069
Fate Therapeutics, Inc. (a) (d)	1,270	25,781
FibroGen, Inc. (a) (d)	280	12,650
G1 Therapeutics, Inc. (a) (d)	830	25,448
Galectin Therapeutics, Inc. (a) (d)	3,690	15,314
Genomic Health, Inc. (a)	200	11,634
Gilead Sciences, Inc.	8,547	577,434
Glaukos Corp. (a)	280	21,112
Global Blood Therapeutics, Inc. (a) (d)	370	19,462
Haemonetics Corp. (a)	250	30,085
Halozyme Therapeutics, Inc. (a)	750	12,885
Hanger, Inc. (a)	350	6,703
Harrow Health, Inc. (a) (d)	2,920	25,404
HCA Healthcare, Inc.	2,203	297,780
Henry Schein, Inc. (a)	890	62,211
Hill-Rom Holdings, Inc.	300	31,386

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
HMS Holdings Corp. (a)	525	$17,005
Hologic, Inc. (a)	1,777	85,332
Horizon Therapeutics plc (a)	1,125	27,068
Humana, Inc.	848	224,974
ICU Medical, Inc. (a)	100	25,191
IDEXX Laboratories, Inc. (a)	599	164,923
Illumina, Inc. (a)	752	276,849
Immunomedics, Inc. (a) (d)	1,410	19,557
Incyte Corp. (a)	1,343	114,101
Innoviva, Inc. (a)	1,000	14,560
Insulet Corp. (a) (d)	175	20,892
Integer Holdings Corp. (a) (d)	300	25,176
Integra LifeSciences Holdings Corp. (a)	378	21,111
Intercept Pharmaceuticals, Inc. (a) (d)	137	10,901
Intrexon Corp. (a) (d)	400	3,064
IntriCon Corp. (a) (d)	370	8,643
Intuitive Surgical, Inc. (a)	515	270,143
Invitae Corp. (a) (d)	750	17,625
Ionis Pharmaceuticals, Inc. (a)	700	44,989
IQVIA Holdings, Inc. (a)	1,031	165,888
Ironwood Pharmaceuticals, Inc. (a) (d)	1,000	10,940
Johnson & Johnson	17,485	2,435,310
Kindred Biosciences, Inc. (a)	1,780	14,827
Laboratory Corp. of America Holdings (a)	670	115,843
Lannett Co., Inc. (a) (d)	300	1,818
LHC Group, Inc. (a)	100	11,958
Ligand Pharmaceuticals, Inc. (a) (d)	164	18,721
Madrigal Pharmaceuticals, Inc. (a) (d)	60	6,289
Magellan Health, Inc. (a)	100	7,423
Marker Therapeutics, Inc. (a) (d)	2,160	17,107
Masimo Corp. (a)	300	44,646
McKesson Corp.	1,428	191,909
Medicines Co. (The) (a) (d)	350	12,765
Medidata Solutions, Inc. (a) (d)	125	11,314
MEDNAX, Inc. (a)	600	15,138
Merck & Co., Inc.	17,765	1,489,594

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Meridian Bioscience, Inc.	375	$4,455
Mettler-Toledo International, Inc. (a)	200	168,000
Molina Healthcare, Inc. (a)	300	42,942
Momenta Pharmaceuticals, Inc. (a)	200	2,490
MTBC, Inc. (a) (d)	3,710	18,736
MyoKardia, Inc. (a) (d)	420	21,059
Myriad Genetics, Inc. (a)	450	12,501
Natera, Inc. (a)	550	15,169
Natus Medical, Inc. (a)	75	1,927
Nektar Therapeutics (a) (d)	650	23,127
Neogen Corp. (a)	466	28,943
Neurocrine Biosciences, Inc. (a)	500	42,215
Nevro Corp. (a) (d)	162	10,502
NextGen Healthcare, Inc. (a) (d)	575	11,443
NuVasive, Inc. (a)	290	16,977
Nuvectra Corp. (a)	1,340	4,489
Omnicell, Inc. (a)	375	32,261
OncoCyte Corp. (a) (d)	2,200	5,478
Pacira BioSciences, Inc. (a)	75	3,262
Paratek Pharmaceuticals, Inc. (a) (d)	6	24
Patterson Cos., Inc. (d)	575	13,168
Penumbra, Inc. (a) (d)	196	31,360
PerkinElmer, Inc. (d)	492	47,399
Pfizer, Inc.	38,422	1,664,440
Portola Pharmaceuticals, Inc. (a) (d)	300	8,139
PRA Health Sciences, Inc. (a) (d)	300	29,745
Premier, Inc. - Class A (a)	350	13,689
Prestige Consumer Healthcare, Inc. (a)	350	11,088
Pro-Dex, Inc. (a) (d)	1,220	15,836
Progenics Pharmaceuticals, Inc. (a) (d)	800	4,936
Providence Service Corp. (The) (a)	200	11,468
PTC Therapeutics, Inc. (a)	470	21,150
Puma Biotechnology, Inc. (a) (d)	254	3,228
Quest Diagnostics, Inc.	877	89,287
Quidel Corp. (a)	300	17,796
R1 RCM, Inc. (a)	2,200	27,676

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Ra Pharmaceuticals, Inc. (a)	510	$15,336
Regeneron Pharmaceuticals, Inc. (a)	469	146,797
REGENXBIO, Inc. (a) (d)	410	21,062
Repligen Corp. (a) (d)	300	25,785
ResMed, Inc.	800	97,624
Sage Therapeutics, Inc. (a) (d)	300	54,927
Sarepta Therapeutics, Inc. (a) (d)	400	60,780
SeaSpine Holdings Corp. (a)	1,280	16,960
Seattle Genetics, Inc. (a) (d)	625	43,256
Select Medical Holdings Corp. (a)	725	11,506
Sientra, Inc. (a) (d)	1,590	9,794
Simulations Plus, Inc.	600	17,136
STAAR Surgical Co. (a)	460	13,515
Stryker Corp.	1,986	408,282
Syneos Health, Inc. (a) (d)	300	15,327
Syros Pharmaceuticals, Inc. (a) (d)	3,100	28,706
Teladoc Health, Inc. (a) (d)	350	23,244
Teleflex, Inc.	200	66,230
Tenet Healthcare Corp. (a) (d)	631	13,036
TherapeuticsMD, Inc. (a) (d)	1,275	3,315
Thermo Fisher Scientific, Inc.	2,831	831,408
Tivity Health, Inc. (a)	64	1,052
Ultragenyx Pharmaceutical, Inc. (a) (d)	207	13,145
United Therapeutics Corp. (a)	288	22,481
UnitedHealth Group, Inc.	6,246	1,524,085
Universal Health Services, Inc. - Class B	562	73,279
Varex Imaging Corp. (a)	282	8,643
Varian Medical Systems, Inc. (a)	607	82,631
Veeva Systems, Inc. - Class A (a)	725	117,529
Vericel Corp. (a) (d)	1,410	26,635
Vertex Pharmaceuticals, Inc. (a)	1,349	247,380
Waters Corp. (a)	544	117,091
WellCare Health Plans, Inc. (a) (d)	329	93,788
West Pharmaceutical Services, Inc.	505	63,201
Zimmer Biomet Holdings, Inc.	1,472	173,313
Zoetis, Inc.	3,275	371,680

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 13.2% (Continued)
Zogenix, Inc. (a) (d)	410	$19,590
		25,324,451
Industrials - 9.8%
3M Co.	3,826	663,199
A.O. Smith Corp.	1,040	49,046
AAON, Inc. (d)	225	11,291
AAR Corp.	300	11,037
ABM Industries, Inc.	500	20,000
ACCO Brands Corp.	825	6,493
Acme United Corp. (d)	300	6,774
Actuant Corp. - Class A (d)	290	7,195
Acuity Brands, Inc.	275	37,925
AECOM (a)	977	36,979
Aerojet Rocketdyne Holdings, Inc. (a)	500	22,385
AGCO Corp.	400	31,028
Air Lease Corp. (d)	600	24,804
Aircastle Ltd.	500	10,630
Alaska Air Group, Inc.	834	53,301
Albany International Corp. - Class A	100	8,291
Allegiant Travel Co. (d)	53	7,606
Allison Transmission Holdings, Inc.	1,125	52,144
Altra Industrial Motion Corp.	300	10,764
AMERCO	70	26,499
American Airlines Group, Inc.	2,303	75,101
American Woodmark Corp. (a)	130	11,001
AMETEK, Inc.	1,337	121,453
Apogee Enterprises, Inc.	200	8,688
Applied Industrial Technologies, Inc.	375	23,074
ArcBest Corp.	300	8,433
Arconic, Inc.	3,140	81,075
Arcosa, Inc.	350	13,171
Armstrong Flooring, Inc. (a)	100	985
Armstrong World Industries, Inc.	200	19,440
ASGN, Inc. (a)	250	15,150
Astec Industries, Inc.	200	6,512
Astronics Corp. (a)	300	12,066

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Astronics Corp. - Class B (a)	155	$6,223
Avis Budget Group, Inc. (a)	392	13,783
Axon Enterprise, Inc. (a) (d)	325	20,868
AZZ, Inc.	225	10,355
Barnes Group, Inc.	300	16,902
Beacon Roofing Supply, Inc. (a)	500	18,360
BMC Stock Holdings, Inc. (a)	475	10,070
Boeing Co. (The)	3,988	1,451,673
Brady Corp. - Class A	145	7,151
Briggs & Stratton Corp. (d)	150	1,536
BrightView Holdings, Inc. (a) (d)	830	15,529
Brink's Co. (The)	150	12,177
Builders FirstSource, Inc. (a)	450	7,587
BWX Technologies, Inc.	612	31,885
C.H. Robinson Worldwide, Inc.	360	30,366
Carlisle Cos., Inc.	423	59,393
Casella Waste Systems, Inc. - Class A (a)	100	3,963
Caterpillar, Inc.	3,781	515,311
CBIZ, Inc. (a)	300	5,877
CECO Environmental Corp. (a)	2,970	28,482
Chart Industries, Inc. (a)	300	23,064
Cintas Corp.	701	166,340
CIRCOR International, Inc. (a)	184	8,464
Clean Harbors, Inc. (a)	400	28,440
Colfax Corp. (a)	625	17,519
Columbus McKinnon Corp.	400	16,788
Comfort Systems USA, Inc.	300	15,297
Commercial Vehicle Group, Inc. (a)	300	2,406
Copart, Inc. (a)	1,400	104,636
Cornerstone Building Brands, Inc. (a)	500	2,915
CoStar Group, Inc. (a)	225	124,663
Covanta Holding Corp. (d)	850	15,224
Covenant Transportation Group, Inc. - Class A (a)	100	1,471
Crane Co.	325	27,118
CSX Corp.	5,905	456,869
Cubic Corp. (d)	300	19,344

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Cummins, Inc.	887	$151,979
Curtiss-Wright Corp.	300	38,139
Deere & Co.	1,971	326,613
Delta Air Lines, Inc.	3,900	221,324
Deluxe Corp.	200	8,132
Donaldson Co., Inc. (d)	925	47,046
Dover Corp.	1,131	113,326
DXP Enterprises, Inc. (a) (d)	100	3,789
Dycom Industries, Inc. (a)	211	12,422
Eaton Corp. plc	3,061	254,920
EMCOR Group, Inc.	500	44,050
Emerson Electric Co.	4,248	283,426
Encore Wire Corp.	200	11,716
Energy Recovery, Inc. (a) (d)	500	5,210
EnerSys (d)	375	25,688
Ennis, Inc.	50	1,026
EnPro Industries, Inc.	178	11,364
Equifax, Inc.	795	107,515
ESCO Technologies, Inc. (d)	200	16,524
Expeditors International of Washington, Inc.	1,250	94,825
Exponent, Inc.	540	31,612
Fastenal Co.	4,250	138,509
Federal Signal Corp.	475	12,706
FedEx Corp.	1,567	257,286
Flowserve Corp.	815	42,942
Fluor Corp.	1,086	36,587
Forrester Research, Inc.	255	11,993
Fortive Corp.	1,835	149,589
Fortune Brands Home & Security, Inc.	1,000	57,130
Forward Air Corp.	300	17,745
Franklin Electric Co., Inc.	275	13,063
FreightCar America, Inc. (a)	500	2,935
FTI Consulting, Inc. (a)	250	20,960
GATX Corp. (d)	325	25,769
General Dynamics Corp.	1,390	252,730
General Electric Co.	57,876	607,698

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Genesee & Wyoming, Inc. - Class A (a)	285	$28,500
Gibraltar Industries, Inc. (a)	300	12,108
Gorman-Rupp Co. (The)	182	5,975
Graco, Inc.	1,086	54,495
Granite Construction, Inc. (d)	562	27,077
Great Lakes Dredge & Dock Corp. (a)	1,500	16,560
Greenbrier Cos., Inc. (The) (d)	200	6,080
Griffon Corp. (d)	350	5,922
H&E Equipment Services, Inc. (d)	325	9,454
Harris Corp.	892	168,704
Hawaiian Holdings, Inc. (d)	325	8,915
HD Supply Holdings, Inc. (a)	1,130	45,516
Healthcare Services Group, Inc. (d)	375	11,370
Heartland Express, Inc.	325	5,873
HEICO Corp. - Class A	682	70,498
Heidrick & Struggles International, Inc.	200	5,994
Herc Holdings, Inc. (a)	143	6,554
Heritage-Crystal Clean, Inc. (a)	370	9,735
Herman Miller, Inc.	300	13,410
Hertz Global Holdings, Inc. (a) (d)	430	6,863
Hexcel Corp.	750	60,660
Hillenbrand, Inc.	325	12,860
HNI Corp.	100	3,538
Honeywell International, Inc.	4,552	794,734
Hub Group, Inc. - Class A (a)	50	2,099
Hubbell, Inc. (d)	338	44,075
Huntington Ingalls Industries, Inc.	319	71,692
Hurco Cos., Inc.	400	14,224
Huron Consulting Group, Inc. (a)	200	10,076
Hyster-Yale Materials Handling, Inc. (d)	118	6,521
IDEX Corp.	437	75,225
IES Holdings, Inc. (a)	500	9,425
Illinois Tool Works, Inc.	1,814	273,568
Insperity, Inc.	292	35,665
Insteel Industries, Inc.	300	6,246
Interface, Inc.	500	7,665

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
ITT, Inc.	600	$39,288
J.B. Hunt Transport Services, Inc.	570	52,104
Jacobs Engineering Group, Inc.	850	71,731
JetBlue Airways Corp. (a)	1,750	32,358
John Bean Technologies Corp. (d)	151	18,291
Johnson Controls International plc	3,610	149,129
Kaman Corp.	300	19,107
Kansas City Southern	759	92,461
KAR Auction Services, Inc.	975	24,375
Kelly Services, Inc. - Class A	400	10,476
Kennametal, Inc. (d)	475	17,570
Kforce, Inc.	150	5,264
Kimball International, Inc. - Class B	700	12,201
Kirby Corp. (a)	300	23,700
Knight-Swift Transportation Holdings, Inc. (d)	638	20,952
Knoll, Inc.	500	11,490
Korn Ferry	225	9,016
Kratos Defense & Security Solutions, Inc. (a) (d)	10	229
L3 Technologies, Inc.	512	125,527
Landstar System, Inc.	300	32,397
Lennox International, Inc. (d)	257	70,675
Lincoln Electric Holdings, Inc.	332	27,330
Lockheed Martin Corp.	1,584	575,847
LSC Communications, Inc.	159	584
Manitowoc Co., Inc. (The) (a) (d)	268	4,770
ManpowerGroup, Inc.	413	39,896
Marten Transport Ltd. (d)	250	4,538
Masco Corp.	2,050	80,442
MasTec, Inc. (a) (d)	500	25,765
Matson, Inc. (d)	325	12,626
Matthews International Corp. - Class A	100	3,485
McGrath RentCorp	300	18,645
Mercury Systems, Inc. (a)	400	28,140
Meritor, Inc. (a)	550	13,338
Middleby Corp. (The) (a)	468	63,508
Mobile Mini, Inc.	406	12,355

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Moog, Inc. - Class A	300	$28,083
MSA Safety, Inc.	228	24,029
MSC Industrial Direct Co., Inc. - Class A	245	18,194
Mueller Industries, Inc.	300	8,781
Mueller Water Products, Inc. - Series A	1,600	15,712
Navigant Consulting, Inc. (d)	400	9,276
Navistar International Corp. (a) (d)	625	21,531
Nordson Corp.	318	44,937
Norfolk Southern Corp.	2,084	415,403
Northrop Grumman Corp.	1,017	328,603
NOW, Inc. (a)	649	9,579
nVent Electric plc	1,425	35,326
Old Dominion Freight Line, Inc.	500	74,630
Oshkosh Corp.	350	29,222
Owens Corning	800	46,560
PACCAR, Inc.	1,515	108,565
Parker-Hannifin Corp.	877	149,099
Perma-Pipe International Holdings, Inc. (a)	300	2,730
Pitney Bowes, Inc. (d)	1,375	5,885
Primoris Services Corp.	475	9,942
Quanex Building Products Corp.	1,000	18,890
Quanta Services, Inc.	1,050	40,100
R.R. Donnelley & Sons Co. (d)	425	837
Raven Industries, Inc.	275	9,867
Raytheon Co.	1,951	339,240
RBC Bearings, Inc. (a)	165	27,524
Red Violet, Inc. (a) (d)	1,490	18,476
Regal Beloit Corp.	100	8,171
Republic Services, Inc.	1,233	106,827
Resideo Technologies, Inc. (a)	758	16,615
Resources Connection, Inc. (d)	200	3,202
Rexnord Corp. (a)	325	9,822
Robert Half International, Inc.	1,000	57,010
Rockwell Automation, Inc.	970	158,915
Rollins, Inc.	1,350	48,425
Roper Technologies, Inc.	634	232,209

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
Rush Enterprises, Inc. - Class A	75	$2,739
Ryder System, Inc.	405	23,612
Saia, Inc. (a) (d)	225	14,551
Simpson Manufacturing Co., Inc.	100	6,646
SkyWest, Inc.	375	22,751
Snap-on, Inc.	362	59,962
Southwest Airlines Co.	3,214	163,206
Spartan Motors, Inc.	75	822
Spirit AeroSystems Holdings, Inc. - Class A	700	56,959
Spirit Airlines, Inc. (a) (d)	475	22,672
SPX Corp. (a)	312	10,302
SPX FLOW, Inc. (a)	312	13,060
Standex International Corp.	50	3,657
Stanley Black & Decker, Inc.	1,020	147,502
Steelcase, Inc. - Class A	875	14,963
Stericycle, Inc. (a)	575	27,456
Systemax, Inc.	600	13,296
Team, Inc. (a) (d)	1,114	17,066
Teledyne Technologies, Inc. (a)	211	57,787
Terex Corp.	825	25,905
Tetra Tech, Inc.	418	32,834
Textainer Group Holdings Ltd. (a) (d)	700	7,056
Textron, Inc.	1,375	72,930
Timken Co. (The)	375	19,253
Titan International, Inc.	312	1,526
Toro Co. (The)	528	35,323
TransDigm Group, Inc. (a)	298	144,172
TransUnion	650	47,782
Trex Co., Inc. (a) (d)	450	32,265
TriNet Group, Inc. (a)	200	13,560
Trinity Industries, Inc.	1,050	21,788
Triumph Group, Inc.	256	5,862
TrueBlue, Inc. (a) (d)	300	6,618
Tutor Perini Corp. (a)	200	2,774
Twin Disc, Inc. (a) (d)	400	6,040
Ultralife Corp. (a)	200	1,590

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Industrials - 9.8% (Continued)
UniFirst Corp.	86	$16,217
Union Pacific Corp.	4,857	821,366
United Airlines Holdings, Inc. (a)	1,581	138,417
United Parcel Service, Inc. - Class B	4,100	423,406
United Rentals, Inc. (a)	542	71,885
United Technologies Corp.	5,348	696,310
Univar, Inc. (a) (d)	575	12,673
Universal Forest Products, Inc.	399	15,186
Upwork, Inc. (a) (d)	1,040	16,723
US Ecology, Inc. (d)	200	11,908
Valmont Industries, Inc.	159	20,163
Vectrus, Inc. (a)	122	4,948
Verisk Analytics, Inc.	1,124	164,620
Veritiv Corp. (a) (d)	97	1,884
Viad Corp.	100	6,624
Vicor Corp. (a) (d)	300	9,315
W.W. Grainger, Inc.	423	113,461
Wabash National Corp.	50	814
WABCO Holdings, Inc. (a)	303	40,178
WageWorks, Inc. (a)	300	15,237
Waste Management, Inc.	2,145	247,468
Watsco, Inc. (d)	214	34,995
Watts Water Technologies, Inc. - Class A	300	27,954
Welbilt, Inc. (a)	1,075	17,953
Werner Enterprises, Inc. (d)	250	7,770
WESCO International, Inc. (a)	300	15,195
Westinghouse Air Brake Technologies Corp. (d)	869	62,359
Willdan Group, Inc. (a) (d)	340	12,665
Woodward, Inc.	500	56,580
XPO Logistics, Inc. (a) (d)	655	37,866
Xylem, Inc.	1,300	108,732
		18,816,739
Information Technology - 20.9%
2U, Inc. (a) (d)	325	12,233
3D Systems Corp. (a) (d)	848	7,717
8x8, Inc. (a)	1,000	24,100

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
ACI Worldwide, Inc. (a)	560	$19,230
Adobe, Inc. (a)	3,131	922,548
Advanced Energy Industries, Inc. (a)	300	16,881
Advanced Micro Devices, Inc. (a) (d)	5,945	180,550
Agilysys, Inc. (a)	500	10,735
Akamai Technologies, Inc. (a)	984	78,858
Alliance Data Systems Corp.	408	57,173
Ambarella, Inc. (a)	300	13,239
Amber Road, Inc. (a)	2,060	26,904
Amkor Technology, Inc. (a)	1,050	7,833
Amphenol Corp. - Class A	1,600	153,504
Amtech Systems, Inc. (a) (d)	4,002	22,011
Analog Devices, Inc.	2,429	274,161
Anixter International, Inc. (a)	167	9,972
ANSYS, Inc. (a)	500	102,410
Apple, Inc.	32,343	6,401,326
Applied Materials, Inc.	7,148	321,017
Arista Networks, Inc. (a)	320	83,078
Arlo Technologies, Inc. (a) (d)	99	397
Arrow Electronics, Inc. (a)	500	35,635
Aspen Technology, Inc. (a)	325	40,391
Autodesk, Inc. (a)	1,475	240,278
Automatic Data Processing, Inc.	3,274	541,290
Avnet, Inc.	900	40,743
AVX Corp. (d)	375	6,225
AXT, Inc. (a) (d)	4,230	16,751
Badger Meter, Inc.	300	17,907
Bel Fuse, Inc. - Class B	300	5,151
Belden, Inc. (d)	100	5,957
Benchmark Electronics, Inc.	475	11,932
Black Knight, Inc. (a)	585	35,188
Blackbaud, Inc. (d)	200	16,700
Booz Allen Hamilton Holding Corp.	1,000	66,210
Bottomline Technologies (de), Inc. (a)	375	16,590
Broadcom, Inc.	2,530	728,285
Broadridge Financial Solutions, Inc.	775	98,952

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
Brooks Automation, Inc. (d)	106	$4,108
Cabot Microelectronics Corp.	100	11,008
CACI International, Inc. - Class A (a)	99	20,254
Cadence Design Systems, Inc. (a)	1,902	134,681
CalAmp Corp. (a) (d)	400	4,672
Calix, Inc. (a)	175	1,148
Carbon Black, Inc. (a) (d)	1,150	19,228
Carbonite, Inc. (a)	630	16,405
Cardtronics plc - Class A (a)	175	4,781
CDW Corp.	1,025	113,775
Ciena Corp. (a) (d)	997	41,007
Cirrus Logic, Inc. (a)	400	17,480
Cisco Systems, Inc.	29,388	1,608,405
Citrix Systems, Inc.	1,118	109,721
Cognex Corp.	1,150	55,177
Cognizant Technology Solutions Corp. - Class A	4,298	272,450
Coherent, Inc. (a)	200	27,274
CommScope Holding Co., Inc. (a)	1,150	18,090
CommVault Systems, Inc. (a)	375	18,608
Comtech Telecommunications Corp.	100	2,811
Conduent, Inc. (a)	1,399	13,416
CoreLogic, Inc. (a)	677	28,319
Cornerstone OnDemand, Inc. (a)	500	28,965
Corning, Inc.	6,669	221,610
Coupa Software, Inc. (a)	290	36,717
Cray, Inc. (a)	425	14,799
Cree, Inc. (a) (d)	625	35,113
CSG Systems International, Inc.	78	3,809
CTS Corp.	100	2,758
CyberOptics Corp. (a) (d)	840	13,633
Cypress Semiconductor Corp.	1,625	36,140
Daktronics, Inc.	800	4,936
Diebold Nixdorf, Inc. (a)	650	5,954
Diodes, Inc. (a)	300	10,911
Dolby Laboratories, Inc. - Class A	300	19,380
DXC Technology Co.	1,978	109,087

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
Ebix, Inc. (d)	31	$1,557
EchoStar Corp. - Class A (a)	400	17,728
eGain Corp. (a)	2,700	21,978
Electronics For Imaging, Inc. (a)	404	14,912
EMCORE Corp. (a)	125	411
Entegris, Inc. (d)	1,011	37,731
Envestnet, Inc. (a)	375	25,639
EPAM Systems, Inc. (a)	300	51,930
Euronet Worldwide, Inc. (a)	349	58,716
Everspin Technologies, Inc. (a) (d)	2,680	17,474
ExlService Holdings, Inc. (a)	300	19,839
F5 Networks, Inc. (a)	433	63,058
Fair Isaac Corp. (a)	146	45,847
FARO Technologies, Inc. (a) (d)	200	10,516
Fidelity National Information Services, Inc.	2,344	287,562
Finisar Corp. (a) (d)	775	17,724
FireEye, Inc. (a)	600	8,886
First Data Corp. - Class A (a)	1,825	49,403
First Solar, Inc. (a) (d)	400	26,272
Fiserv, Inc. (a) (d)	2,396	218,419
Fitbit, Inc. - Class A (a) (d)	425	1,870
Five9, Inc. (a)	570	29,235
FleetCor Technologies, Inc. (a)	628	176,374
FLIR Systems, Inc.	1,025	55,453
ForeScout Technologies, Inc. (a)	590	19,977
FormFactor, Inc. (a)	480	7,522
Fortinet, Inc. (a)	1,075	82,592
Gartner, Inc. (a)	581	93,506
Genpact Ltd.	1,125	42,851
Global Payments, Inc.	950	152,124
Guidewire Software, Inc. (a) (d)	300	30,414
Hewlett Packard Enterprise Co.	11,547	172,628
HP, Inc.	10,922	227,067
HubSpot, Inc. (a) (d)	300	51,156
I.D. Systems, Inc. (a)	100	588
II-VI, Inc. (a) (d)	375	13,710

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
Infinera Corp. (a) (d)	600	$1,746
Inphi Corp. (a) (d)	300	15,030
Insight Enterprises, Inc. (a) (d)	200	11,640
Instructure, Inc. (a)	470	19,975
Intel Corp.	29,498	1,412,068
Intelligent Systems Corp. (a) (d)	840	24,184
InterDigital, Inc.	246	15,842
International Business Machines Corp.	6,425	886,008
inTEST Corp. (a)	2,450	11,785
Intuit, Inc.	1,589	415,253
IPG Photonics Corp. (a)	281	43,344
Itron, Inc. (a)	200	12,514
j2 Global, Inc.	325	28,889
Jabil, Inc.	1,025	32,390
Jack Henry & Associates, Inc.	486	65,085
Juniper Networks, Inc.	2,190	58,320
KBR, Inc.	925	23,070
Key Tronic Corp. (a)	600	2,988
Keysight Technologies, Inc. (a)	1,298	116,573
Kimball Electronics, Inc. (a)	525	8,526
KLA-Tencor Corp.	956	112,999
Knowles Corp. (a)	458	8,386
Kulicke & Soffa Industries, Inc.	400	9,020
Lam Research Corp.	1,116	209,629
Lattice Semiconductor Corp. (a)	200	2,918
Leidos Holdings, Inc.	931	74,340
Littelfuse, Inc.	118	20,875
LivePerson, Inc. (a)	770	21,591
LiveRamp Holdings, Inc. (a)	475	23,028
LogMeIn, Inc.	356	26,230
Lumentum Holdings, Inc. (a) (d)	424	22,646
MACOM Technology Solutions Holdings, Inc. (a) (d)	463	7,005
Manhattan Associates, Inc. (a)	350	24,266
Marin Software, Inc. (a)	2,840	6,986
Marvell Technology Group Ltd. (d)	4,389	104,765
Mastercard, Inc. - Class A	6,525	1,726,057

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
Maxim Integrated Products, Inc.	1,775	$106,181
MAXIMUS, Inc.	425	30,830
MaxLinear, Inc. (a)	475	11,134
Methode Electronics, Inc.	100	2,857
Microchip Technology, Inc. (d)	1,574	136,466
Micron Technology, Inc. (a)	7,002	270,207
Microsoft Corp.	51,102	6,845,623
MicroStrategy, Inc. - Class A (a)	100	14,331
Mitek Systems, Inc. (a)	2,920	29,025
MKS Instruments, Inc.	300	23,367
MobileIron, Inc. (a)	3,650	22,630
Monolithic Power Systems, Inc.	200	27,156
Monotype Imaging Holdings, Inc.	350	5,894
Motorola Solutions, Inc.	1,132	188,738
Nanometrics, Inc. (a)	200	6,942
Napco Security Technologies, Inc. (a) (d)	900	26,712
National Instruments Corp.	812	34,096
NCR Corp. (a)	925	28,768
Net Element, Inc. (a) (d)	2,980	13,619
NetApp, Inc.	1,775	109,518
NETGEAR, Inc. (a) (d)	50	1,265
NetScout Systems, Inc. (a)	700	17,773
NetSol Technologies, Inc. (a) (d)	2,580	14,422
New Relic, Inc. (a)	230	19,897
NIC, Inc.	375	6,015
Nuance Communications, Inc. (a) (d)	2,175	34,735
Nutanix, Inc. - Class A (a)	470	12,192
NVE Corp.	100	6,963
NVIDIA Corp.	3,787	621,939
ON Semiconductor Corp. (a)	2,730	55,173
OneSpan, Inc. (a) (d)	450	6,377
Oracle Corp.	19,130	1,089,835
OSI Systems, Inc. (a) (d)	100	11,263
Palo Alto Networks, Inc. (a)	719	146,503
PAR Technology Corp. (a) (d)	100	2,820
Park Electrochemical Corp.	600	10,014

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
Paychex, Inc.	2,150	$176,924
Paycom Software, Inc. (a)	300	68,016
Paylocity Holding Corp. (a)	300	28,146
PayPal Holdings, Inc. (a)	7,725	884,204
PCM, Inc. (a)	400	14,016
Pegasystems, Inc.	300	21,363
Perspecta, Inc.	989	23,153
PFSweb, Inc. (a)	8	32
Plantronics, Inc.	300	11,112
Plexus Corp. (a) (d)	300	17,511
Power Integrations, Inc.	300	24,054
PRGX Global, Inc. (a)	2,150	14,448
Progress Software Corp.	200	8,724
Proofpoint, Inc. (a)	316	37,999
PROS Holdings, Inc. (a) (d)	300	18,978
PTC, Inc. (a)	865	77,642
QUALCOMM, Inc.	9,065	689,575
Qualys, Inc. (a) (d)	300	26,124
Rambus, Inc. (a)	500	6,020
Rapid7, Inc. (a)	540	31,234
RealPage, Inc. (a)	325	19,126
Red Hat, Inc. (a)	978	183,629
RF Industries Ltd. (d)	2,570	21,691
RingCentral, Inc. - Class A (a)	260	29,879
Rubicon Project, Inc. (The) (a)	4,060	25,822
Rudolph Technologies, Inc. (a) (d)	340	9,394
Sabre Corp.	1,400	31,080
SailPoint Technology Holdings, Inc. (a) (d)	630	12,625
salesforce.com, Inc. (a)	4,289	650,770
Sanmina Corp. (a)	333	10,083
Science Applications International Corp. (d)	340	29,430
Semtech Corp. (a)	300	14,415
ServiceNow, Inc. (a)	1,203	330,308
SharpSpring, Inc. (a) (d)	1,870	24,291
Silicon Laboratories, Inc. (a)	200	20,680
Skyworks Solutions, Inc.	1,099	84,920

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
Snap, Inc. - Class A (a) (d)	3,880	$55,484
Splunk, Inc. (a)	918	115,439
Square, Inc. - Class A (a) (d)	1,090	79,058
SS&C Technologies Holdings, Inc. (d)	1,325	76,333
SunPower Corp. (a) (d)	1,300	13,897
Super Micro Computer, Inc. (a) (d)	375	7,256
Sykes Enterprises, Inc. (a)	102	2,801
Symantec Corp.	3,483	75,790
Synaptics, Inc. (a) (d)	333	9,704
Synchronoss Technologies, Inc. (a) (d)	325	2,571
SYNNEX Corp.	229	22,534
Synopsys, Inc. (a)	1,117	143,747
Tech Data Corp. (a)	211	22,071
Teradata Corp. (a) (d)	1,025	36,746
Teradyne, Inc.	1,075	51,503
TESSCO Technologies, Inc. (d)	100	1,786
Texas Instruments, Inc.	6,205	712,085
TiVo Corp.	878	6,471
Total System Services, Inc.	1,337	171,497
Trade Desk, Inc. (The) - Class A (a) (d)	140	31,889
Trimble, Inc. (a)	1,334	60,177
TTM Technologies, Inc. (a)	488	4,978
Twilio, Inc. - Class A (a) (d)	260	35,451
Tyler Technologies, Inc. (a)	192	41,476
Unisys Corp. (a)	427	4,150
Universal Display Corp. (d)	270	50,776
Upland Software, Inc. (a) (d)	580	26,407
USA Technologies, Inc. (a) (d)	2,980	22,141
Varonis Systems, Inc. (a) (d)	310	19,201
Veeco Instruments, Inc. (a) (d)	400	4,888
Verint Systems, Inc. (a)	375	20,168
VeriSign, Inc. (a)	516	107,927
Versum Materials, Inc.	821	42,347
ViaSat, Inc. (a)	350	28,287
Viavi Solutions, Inc. (a)	1,328	17,649
Virtusa Corp. (a)	400	17,772

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Information Technology - 20.9% (Continued)
Visa, Inc. - Class A (d)	11,316	$1,963,891
Vishay Intertechnology, Inc.	806	13,315
Vishay Precision Group, Inc. (a)	129	5,241
VMware, Inc. - Class A	594	99,323
Western Digital Corp. (d)	2,020	96,051
Western Union Co. (The)	2,454	48,810
WEX, Inc. (a)	214	44,533
Workday, Inc. - Class A (a)	195	40,088
Workiva, Inc. (a)	440	25,560
Worldpay, Inc. - Class A (a)	525	64,339
Xerox Corp.	1,748	61,897
Xilinx, Inc.	1,575	185,724
Xperi Corp.	400	8,236
Yext, Inc. (a)	1,150	23,104
Zebra Technologies Corp. - Class A (a)	225	47,135
Zendesk, Inc. (a)	550	48,967
Zix Corp. (a)	2,390	21,725
		40,124,426
Materials - 2.5%
AdvanSix, Inc. (a)	250	6,108
Air Products & Chemicals, Inc.	1,460	330,500
Albemarle Corp. (d)	745	52,455
Alcoa Corp. (a)	1,163	27,226
Allegheny Technologies, Inc. (a) (d)	775	19,530
Amcor plc (a)	2,805	32,229
American Vanguard Corp.	400	6,164
AptarGroup, Inc.	286	35,561
Ashland Global Holdings, Inc.	467	37,346
Avery Dennison Corp.	590	68,251
Axalta Coating Systems Ltd. (a)	675	20,095
Balchem Corp.	201	20,094
Ball Corp.	1,960	137,181
Berry Global Group, Inc. (a)	900	47,331
Cabot Corp.	400	19,084
Carpenter Technology Corp.	200	9,596
Celanese Corp.	945	101,871

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 2.5% (Continued)
Century Aluminum Co. (a) (d)	600	$4,146
CF Industries Holdings, Inc.	1,670	78,006
Chemours Co. (The)	1,289	30,936
Clearwater Paper Corp. (a) (d)	720	13,313
Cleveland-Cliffs, Inc. (d)	1,400	14,938
Coeur Mining, Inc. (a) (d)	1,110	4,817
Commercial Metals Co. (d)	775	13,834
Compass Minerals International, Inc.	100	5,495
Core Molding Technologies, Inc. (a)	200	1,494
Corteva, Inc. (a)	4,773	141,138
Crown Holdings, Inc. (a)	900	54,990
Dow, Inc.	4,773	235,357
DuPont de Nemours, Inc.	4,773	358,308
Eagle Materials, Inc.	333	30,869
Eastman Chemical Co.	990	77,052
Ecolab, Inc.	1,764	348,284
Ferro Corp. (a)	575	9,085
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	500	0
Flotek Industries, Inc. (a) (d)	3,760	12,446
FMC Corp.	875	72,581
Freeport-McMoRan, Inc.	8,769	101,808
GCP Applied Technologies, Inc. (a)	427	9,667
Graphic Packaging Holding Co.	1,325	18,524
Greif, Inc. - Class A	300	9,765
H.B. Fuller Co.	150	6,960
Huntsman Corp.	1,575	32,193
Ingevity Corp. (a)	393	41,332
International Flavors & Fragrances, Inc. (d)	471	68,337
International Paper Co.	2,867	124,198
Kaiser Aluminum Corp.	138	13,470
Kraton Corp. (a)	300	9,321
Livent Corp. (a) (d)	818	5,661
Louisiana-Pacific Corp.	825	21,631
LSB Industries, Inc. (a) (d)	3,160	12,324
Martin Marietta Materials, Inc.	444	102,169

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 2.5% (Continued)
Minerals Technologies, Inc.	250	$13,378
Mosaic Co. (The)	2,625	65,704
Myers Industries, Inc.	200	3,854
Neenah, Inc.	120	8,106
Newmont Mining Corp.	3,650	140,415
Nucor Corp.	2,045	112,679
Olin Corp. (d)	1,020	22,348
Owens-Illinois, Inc.	1,300	22,451
P.H. Glatfelter Co. (d)	325	5,486
Packaging Corp. of America	575	54,809
PolyOne Corp.	483	15,161
PPG Industries, Inc.	1,799	209,961
Quaker Chemical Corp. (d)	100	20,288
Rayonier Advanced Materials, Inc. (d)	500	3,245
Reliance Steel & Aluminum Co.	549	51,946
Royal Gold, Inc. (d)	491	50,323
RPM International, Inc. (d)	1,000	61,110
Schweitzer-Mauduit International, Inc.	300	9,954
Scotts Miracle-Gro Co. (The) (d)	296	29,156
Sealed Air Corp.	1,250	53,475
Sensient Technologies Corp. (d)	335	24,616
Sherwin-Williams Co. (The)	583	267,183
Silgan Holdings, Inc.	150	4,590
Sonoco Products Co.	725	47,372
Southern Copper Corp. (d)	747	29,021
Steel Dynamics, Inc.	1,550	46,810
Stepan Co. (d)	148	13,603
Summit Materials, Inc. - Class A (a) (d)	571	10,992
SunCoke Energy, Inc. (a)	564	5,008
TimkenSteel Corp. (a)	400	3,252
Tredegar Corp.	671	11,152
Trinseo S.A.	300	12,702
UFP Technologies, Inc. (a)	500	20,805
United States Lime & Minerals, Inc.	50	4,000
United States Steel Corp. (d)	1,350	20,669
Valvoline, Inc.	1,282	25,037

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Materials - 2.5% (Continued)
Verso Corp. - Class A (a)	500	$9,525
Vulcan Materials Co.	855	117,400
W.R. Grace & Co.	427	32,499
Westlake Chemical Corp. (d)	202	14,031
WestRock Co.	1,534	55,945
Worthington Industries, Inc.	225	9,059
		4,794,191
Real Estate - 4.2%
Acadia Realty Trust (d)	676	18,502
Agree Realty Corp. (d)	300	19,215
Alexander & Baldwin, Inc.	213	4,920
Alexandria Real Estate Equities, Inc. (d)	601	84,795
American Assets Trust, Inc.	425	20,026
American Campus Communities, Inc.	982	45,329
American Homes 4 Rent - Class A	1,700	41,327
American Tower Corp.	2,896	592,086
Apartment Investment & Management Co. - Class A	1,381	69,216
Apple Hospitality REIT, Inc.	1,975	31,324
Ashford Hospitality Trust, Inc.	544	1,616
AvalonBay Communities, Inc.	1,099	223,295
Boston Properties, Inc.	1,243	160,347
Braemar Hotels & Resorts, Inc.	130	1,287
Brandywine Realty Trust	1,413	20,234
Brixmor Property Group, Inc.	2,275	40,677
Camden Property Trust	725	75,683
CareTrust REIT, Inc.	403	9,583
CBRE Group, Inc. - Class A (a)	2,425	124,402
Chatham Lodging Trust	425	8,020
Chesapeake Lodging Trust	625	17,763
Colony Capital, Inc.	3,575	17,875
Columbia Property Trust, Inc.	1,075	22,296
CoreCivic, Inc.	799	16,587
CoreSite Realty Corp.	300	34,551
Corporate Office Properties Trust	850	22,415
Cousins Properties, Inc. (d)	839	30,347
Crown Castle International Corp.	2,435	317,401

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
CubeSmart	1,412	$47,217
CyrusOne, Inc. (d)	725	41,847
DiamondRock Hospitality Co.	1,727	17,857
Digital Realty Trust, Inc. (d)	1,631	192,115
Douglas Emmett, Inc.	1,300	51,792
Duke Realty Corp.	2,726	86,169
EastGroup Properties, Inc.	262	30,387
Empire State Realty Trust, Inc. - Class A	775	11,478
EPR Properties	422	31,477
Equinix, Inc.	530	267,274
Equity Commonwealth	993	32,292
Equity LifeStyle Properties, Inc.	739	89,670
Equity Residential	2,904	220,472
Essex Property Trust, Inc.	472	137,791
Extra Space Storage, Inc.	989	104,933
Federal Realty Investment Trust	520	66,955
First Industrial Realty Trust, Inc.	1,025	37,659
Four Corners Property Trust, Inc.	444	12,135
Franklin Street Properties Corp.	950	7,011
Front Yard Residential Corp.	33	403
Gaming and Leisure Properties, Inc.	1,217	47,439
Getty Realty Corp.	402	12,366
Global Medical REIT, Inc.	1,810	19,005
HCP, Inc. (d)	3,775	120,725
Healthcare Realty Trust, Inc.	875	27,405
Healthcare Trust of America, Inc. - Class A	1,025	28,116
Hersha Hospitality Trust	550	9,097
HFF, Inc. - Class A (d)	75	3,411
Highwoods Properties, Inc.	800	33,040
Hospitality Properties Trust	1,325	33,125
Host Hotels & Resorts, Inc.	5,974	108,846
Howard Hughes Corp. (The) (a)	321	39,753
Hudson Pacific Properties, Inc.	1,225	40,756
Industrial Logistics Properties Trust (d)	175	3,644
Investors Real Estate Trust	180	10,561
Invitation Homes, Inc.	871	23,282

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Iron Mountain, Inc. (d)	1,372	$42,944
JBG SMITH Properties	764	30,056
Jones Lang LaSalle, Inc.	284	39,955
Kennedy-Wilson Holdings, Inc.	925	19,027
Kilroy Realty Corp. (d)	700	51,667
Kimco Realty Corp. (d)	3,350	61,908
Kite Realty Group Trust	725	10,969
Lamar Advertising Co. - Class A	400	32,284
Lexington Realty Trust	1,125	10,586
Liberty Property Trust	1,225	61,299
Life Storage, Inc.	350	33,278
LTC Properties, Inc.	50	2,283
Macerich Co. (The) (d)	803	26,892
Mack-Cali Realty Corp.	725	16,885
Medical Properties Trust, Inc.	1,500	26,160
Mid-America Apartment Communities, Inc.	859	101,156
National Health Investors, Inc.	325	25,360
National Retail Properties, Inc.	900	47,709
New Senior Investment Group, Inc. (d)	695	4,670
New York REIT Liquidating, LLC (a) (b) (c) (d)	130	1,715
Newmark Group, Inc. - Class A (d)	765	6,870
NorthStar Realty Europe Corp. (d)	542	8,905
Office Properties Income Trust (d)	228	5,990
Omega Healthcare Investors, Inc. (d)	1,749	64,276
Outfront Media, Inc.	336	8,665
Paramount Group, Inc.	1,800	25,218
Park Hotels & Resorts, Inc.	227	6,256
Pebblebrook Hotel Trust (d)	1,188	33,478
Pennsylvania Real Estate Investment Trust (d)	775	5,038
Physicians Realty Trust	900	15,696
Piedmont Office Realty Trust, Inc. - Class A	1,275	25,411
Plymouth Industrial REIT, Inc. (d)	1,130	21,402
PotlatchDeltic Corp.	298	11,616
Prologis, Inc.	4,883	391,127
PS Business Parks, Inc.	200	33,706
Public Storage	1,249	297,473

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Rafael Holdings, Inc. - Class B (a) (d)	1,018	$29,268
Rayonier, Inc.	826	25,028
Realty Income Corp.	1,700	117,249
Regency Centers Corp.	1,182	78,887
Retail Opportunity Investments Corp.	725	12,419
Retail Properties of America, Inc. - Class A	2,075	24,402
Retail Value, Inc.	144	5,011
RLJ Lodging Trust (d)	1,633	28,969
RMR Group, Inc. (The) - Class A	71	3,336
RPT Realty (d)	1,000	12,110
Ryman Hospitality Properties, Inc. (d)	525	42,572
Sabra Health Care REIT, Inc. (d)	1,436	28,275
SBA Communications Corp. (a)	920	206,853
Senior Housing Properties Trust	2,075	17,160
Simon Property Group, Inc.	2,553	407,866
SITE Centers Corp.	1,410	18,668
SL Green Realty Corp.	776	62,367
Spirit MTA REIT	300	2,502
Spirit Realty Capital, Inc. (d)	600	25,596
St. Joe Co. (The) (a) (d)	500	8,640
STAG Industrial, Inc.	450	13,608
STORE Capital Corp.	675	22,403
Summit Hotel Properties, Inc.	975	11,183
Sun Communities, Inc.	500	64,095
Sunstone Hotel Investors, Inc. (d)	1,840	25,226
Tanger Factory Outlet Centers, Inc. (d)	775	12,563
Taubman Centers, Inc.	500	20,415
Tejon Ranch Co. (a)	50	830
Terreno Realty Corp.	275	13,486
UDR, Inc.	2,028	91,037
Uniti Group, Inc. (d)	1,228	11,666
Universal Health Realty Income Trust	200	16,986
Urban Edge Properties	811	14,055
Urstadt Biddle Properties, Inc. - Class A	500	10,500
Ventas, Inc.	2,665	182,153
VEREIT, Inc.	6,175	55,637

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Real Estate - 4.2% (Continued)
Vornado Realty Trust	1,528	$97,945
Washington Prime Group, Inc. (d)	1,617	6,177
Washington Real Estate Investment Trust (d)	450	12,029
Weingarten Realty Investors	1,050	28,791
Welltower, Inc.	2,820	229,915
Weyerhaeuser Co.	5,677	149,532
Xenia Hotels & Resorts, Inc. (d)	900	18,765
		7,992,729
Utilities - 3.2%
AES Corp.	4,360	73,074
ALLETE, Inc.	425	35,364
Alliant Energy Corp.	1,375	67,485
Ameren Corp.	1,625	122,054
American Electric Power Co., Inc.	3,355	295,274
American States Water Co.	100	7,524
American Water Works Co., Inc.	1,190	138,039
Aqua America, Inc.	1,326	54,857
Atmos Energy Corp.	760	80,225
Avangrid, Inc.	550	27,775
Avista Corp.	250	11,150
Black Hills Corp.	430	33,613
California Water Service Group (d)	415	21,011
CenterPoint Energy, Inc.	2,900	83,027
CMS Energy Corp.	1,800	104,238
Consolidated Edison, Inc.	2,169	190,178
Dominion Energy, Inc.	4,617	356,987
DTE Energy Co.	1,023	130,821
Duke Energy Corp.	4,412	389,315
Edison International	2,291	154,436
El Paso Electric Co.	100	6,540
Entergy Corp.	1,150	118,370
Evergy, Inc.	1,715	103,157
Eversource Energy	2,092	158,490
Exelon Corp.	4,631	222,010
FirstEnergy Corp. (d)	3,030	129,714
Genie Energy Ltd. - Class B (d)	7,016	74,720

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Utilities - 3.2% (Continued)
Hawaiian Electric Industries, Inc.	800	$34,840
IDACORP, Inc.	313	31,435
MDU Resources Group, Inc.	1,075	27,735
MGE Energy, Inc. (d)	150	10,962
Middlesex Water Co. (d)	780	46,215
National Fuel Gas Co. (d)	650	34,288
New Jersey Resources Corp. (d)	500	24,885
NextEra Energy, Inc.	3,223	660,265
NiSource, Inc.	2,140	61,632
Northwest Natural Holding Co.	300	20,850
NorthWestern Corp.	400	28,860
NRG Energy, Inc.	2,772	97,353
OGE Energy Corp.	1,175	50,008
ONE Gas, Inc.	287	25,916
Ormat Technologies, Inc.	175	11,093
Otter Tail Corp.	350	18,484
PG&E Corp. (a)	3,350	76,782
Pinnacle West Capital Corp.	716	67,368
PNM Resources, Inc.	400	20,364
Portland General Electric Co.	500	27,085
PPL Corp. (d)	4,700	145,747
Public Service Enterprise Group, Inc.	3,600	211,752
Sempra Energy	1,737	238,733
SJW Group	180	10,939
South Jersey Industries, Inc.	1,090	36,766
Southern Co. (The)	6,540	361,531
Southwest Gas Holdings, Inc.	325	29,127
Spire, Inc.	350	29,372
TerraForm Power, Inc. - Class A	2,090	29,887
UGI Corp.	1,805	96,404
Vistra Energy Corp. (d)	2,177	49,287
WEC Energy Group, Inc.	2,039	169,991
Xcel Energy, Inc.	3,600	214,164

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Utilities - 3.2% (Continued)
York Water Co. (The)	290	$10,359
		6,199,927

Total Common Stocks (Cost $55,368,066)		$188,537,603

RIGHTS - 0.0% (e)	Shares	Value
AMR Corp., Escrow (a) (b) (c)	3,275	$426
Galectin Therapeutics, Inc. (a) (b) (c)	3,690	0
Hertz Global Holdings, Inc. (a) (b) (c) (d)	430	838
Media General, Inc. - CVR (a) (b) (c) (d)	794	0
Schulman A, Inc. (a) (b) (c)	81	0
Total Rights (Cost $2,185)		$1,264

WILSHIRE 5000 INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.6%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (f)	2,444,764	$2,444,764
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (f) (g)	738,590	738,590
Total Money Market Funds (Cost $3,183,354)		$3,183,354

Total Investments at Value - 99.9% (Cost $58,553,605)		$191,722,221

Other Assets in Excess of Liabilities - 0.1%		135,233

Net Assets - 100.0%		$191,857,454

(a)	Non-income producing security.
(b)	Illiquid security. The total value of such securities is $3,042 as of June 30, 2019, representing 0.0% (e) of net assets.
(c)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities was $3,042 as of June 30, 2019, representing 0.0% (e) of net assets.
(d)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $11,889,763.
(e)	Percentage rounds to less than 0.1%.
(f)	The rate shown is the 7-day effective yield as of June 30, 2019.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $738,590. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $11,296,734.

CVR -	Contingent Value Right.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Argentina - 0.0% (a)
Transportadora de Gas del Sur S.A. - B Shares (b)	2,300	$33,258

Australia - 3.3%
AGL Energy Ltd. (c)	6,398	89,978
Alumina Ltd. (c)	135,008	221,608
Appen Ltd. (c)	5,086	100,471
Aristocrat Leisure Ltd. (c)	5,169	111,734
ASX Ltd. (c)	4,258	246,696
Aurizon Holdings Ltd. (c)	25,236	95,800
Beach Energy Ltd. (c)	53,541	75,301
BHP Billiton Ltd. (c)	39,417	1,145,795
BlueScope Steel Ltd. (c)	4,292	36,495
Brickworks Ltd. (c)	18,058	206,722
Charter Hall Education Trust (c)	25,187	64,408
Charter Hall Group (c)	31,266	238,088
Charter Hall Long Wale REIT (c)	11,070	38,951
CIMIC Group Ltd. (b) (c)	7,529	236,753
Cochlear Ltd. (c)	2,386	347,392
Computershare Ltd. (c)	14,370	163,886
CSL Ltd. (c)	34,128	5,167,794
EML Payments Ltd. (c) (d)	16,752	34,882
Goodman Group (c)	31,874	336,901
IDP Education Ltd. (c)	4,233	52,634
Iluka Resources Ltd. (c)	41,318	313,712
Independence Group NL (c)	13,536	45,038
Inghams Group Ltd. (c)	59,831	168,908
Insurance Australia Group Ltd. (c)	44,153	256,351
IRESS Ltd. (c)	14,982	146,775
JB Hi-Fi Ltd. (c)	10,381	188,552
Jupiter Mines Ltd. (c)	240,988	58,494
Lovisa Holdings Ltd. (c)	4,459	35,652
Macquarie Group Ltd. (c)	5,616	495,365
Medibank Private Ltd. (c)	85,832	210,607
Metcash Ltd. (c)	38,017	68,760
Mineral Resources Ltd. (c)	3,846	40,613

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Australia - 3.3% (Continued)
National Storage REIT (c)	121,971	$149,982
Nearmap Ltd. (c) (d)	12,500	33,343
Newcrest Mining Ltd. (c)	9,836	220,978
Platinum Asset Management Ltd. (c)	44,729	152,610
Rhipe Ltd. (c)	21,399	43,044
Rio Tinto Ltd. (c)	2,653	194,267
Sandfire Resources NL (c)	7,377	34,785
Saracen Mineral Holdings Ltd. (c) (d)	28,167	72,919
Service Stream Ltd. (c)	60,276	119,046
Silver Lake Resources Ltd. (c) (d)	45,560	40,341
South32 Ltd. (c)	10,223	22,916
Super Retail Group Ltd. (c)	15,767	91,261
Telstra Corp. Ltd. (c)	82,559	223,248
Wesfarmers Ltd. (c)	5,197	132,109
Whitehaven Coal Ltd. (c)	13,454	34,669
		12,606,634
Austria - 0.3%
ams AG (c)	1,723	67,460
BAWAG Group AG (c)	4,179	175,045
EVN AG (c)	2,273	34,331
Porr AG (c)	2,081	45,897
Raiffeisen Bank International AG (c)	9,307	218,542
S IMMO AG (c)	5,593	121,065
Telekom Austria AG	18,402	138,946
Wienerberger AG (c)	7,467	184,266
		985,552
Belgium - 0.6%
Aedifica S.A. (c)	2,139	204,212
Anheuser-Busch InBev S.A./N.V. (c)	7,355	650,869
Befimmo S.A. (c)	1,557	89,544
Fagron (c)	1,756	35,710
Intervest Offices & Warehouses N.V. (c)	1,828	51,368
KBC Group N.V. (c)	19,773	1,297,654
Montea C.V.A. (c)	1,274	109,201
		2,438,558

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (b) (c) (d)	4,000	$3,834
China Gas Holdings Ltd. (b) (c) (d)	50,200	186,548
China Water Affairs Group Ltd. (c) (d)	152,000	149,669
Chow Sang Sang Holdings International Ltd. (c)	34,000	50,140
CK Infrastructure Holdings Ltd. (c)	15,000	122,257
Cosan Ltd. - Class A (d)	3,600	48,096
Fly Leasing Ltd. (d)	8,300	144,503
Frontline Ltd. (c) (d)	4,236	34,399
Gemdale Properties & Investment Corp. Ltd. (c)	946,000	112,688
Hongkong Land Holdings Ltd. (c)	40,900	263,631
Hopson Development Holdings Ltd. (c)	92,000	99,525
K Wah International Holdings Ltd. (c)	79,000	46,120
Kerry Properties Ltd. (c)	15,000	63,009
Luye Pharma Group Ltd. (b) (c)	110,500	80,144
		1,404,563
Brazil - 1.0%
Ambev S.A.	112,400	523,417
Azul S.A. (d)	5,500	61,767
B3 SA - Brasil Bolsa Balcao	12,000	117,293
Banco do Brasil S.A.	1,400	19,609
Banco do Estado do Rio Grande	19,200	119,812
Banco Santander Brasil S.A.	14,500	173,150
BB Seguridade Participacoes S.A.	47,000	398,439
Cia de Saneamento Basico do Estado de Sao Paulo	22,400	274,428
Cia Hering	4,800	37,504
Cosan Logistica S.A. (d)	15,600	71,914
EDP - Energias do Brasil S.A.	10,300	51,130
Embraer S.A.	8,200	41,389
ENEVA S.A. (d)	17,600	110,470
Estacio Participacoes S.A.	10,600	80,833
Instituto Hermes Pardini S.A.	7,000	35,095
Itau Unibanco Holding S.A.	33,800	318,757
JBS S.A.	14,400	78,983
JSL S.A.	20,600	77,366
Kroton Educacional S.A.	15,700	44,897
Localiza Rent a Car S.A.	2,600	27,553

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Brazil - 1.0% (Continued)
Porto Seguro S.A.	1,200	$16,252
Qualicorp Consultoria e Corretora de Seguros S.A.	21,500	129,741
Rumo S.A. (d)	4,200	22,752
Ser Educacional S.A.	5,700	37,247
Sul America S.A.	13,000	127,170
TIM Participacoes S.A.	82,200	246,840
Vale S.A.	33,296	449,283
WEG S.A.	1,000	5,618
		3,698,709
Canada - 6.0%
Aecon Group, Inc.	8,200	120,026
Aimia, Inc. (d)	12,600	36,751
Alimentation Couche-Tard, Inc. - Class B	2,700	169,895
AltaGas Canada, Inc.	2,000	36,544
Badger Daylighting Ltd.	2,100	76,613
Bank of Montreal	2,300	173,720
Brookfield Asset Management, Inc. - Class A	5,000	239,182
BRP, Inc.	3,400	121,496
CAE, Inc.	3,200	86,031
Canadian National Railway Co.	3,900	360,915
Canadian Natural Resources Ltd.	11,500	310,051
Canadian Pacific Railway Ltd.	20,273	4,769,021
Canadian Solar, Inc. (b) (d)	3,600	78,588
Cascades, Inc.	14,700	118,303
CCL Industries, Inc. - Class B	1,200	58,842
Centerra Gold, Inc. (d)	9,100	64,063
Chartwell Retirement Residences	18,600	215,161
CI Financial Corp.	22,900	373,137
Cineplex Inc.	13,400	235,224
Computer Modelling Group Ltd.	10,300	57,254
Constellation Software, Inc.	400	376,965
Crescent Point Energy Corp.	11,500	38,021
Detour Gold Corp. (d)	3,300	41,626
Dollarama, Inc.	63,140	2,221,063
Dream Industrial Real Estate Investment Trust	32,400	291,921
Element Fleet Management Corp.	4,800	35,038

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Canada - 6.0% (Continued)
Enerflex Ltd.	6,600	$85,923
Enghouse Systems Ltd. (d)	4,700	124,276
Equitable Group, Inc.	2,200	121,937
ERO Copper Corp. (d)	2,700	45,726
Fiera Capital Corp.	5,000	43,064
FirstService Corp.	1,200	115,449
Franco-Nevada Corp.	5,100	432,831
Home Capital Group, Inc. (d)	3,200	47,377
iA Financial Corp., Inc.	3,300	134,402
IGM Financial, Inc.	2,600	74,228
Kirkland Lake Gold Ltd.	6,000	258,477
Labrador Iron Ore Royalty Corp.	4,000	106,958
Largo Resources Ltd. (d)	23,600	32,616
Manulife Financial Corp.	21,200	385,257
NFI Group, Inc.	11,800	332,465
North American Construction Group Ltd.	5,700	61,410
Northland Power, Inc.	13,900	270,641
Open Text Corp.	3,800	156,797
Parex Resources, Inc. (d)	14,900	239,029
Park Lawn Corp.	1,500	32,951
PrairieSky Royalty Ltd.	16,500	231,814
Precision Drilling Corp. (d)	43,100	80,956
Restaurant Brands International, Inc.	500	34,768
Rogers Communications, Inc. - Class B	2,100	112,402
Royal Bank of Canada	8,400	667,488
Shopify, Inc. - Class A (d)	400	120,208
Shopify, Inc. - Class A (b) (d)	18,322	5,499,349
SmartCentres Real Estate Investment Trust	17,600	446,293
Summit Industrial Income REIT	36,600	359,944
Suncor Energy, Inc.	8,100	252,648
Surge Energy, Inc.	38,700	37,823
Tamarack Valley Energy Ltd. (d)	26,400	42,130
Teck Resources Ltd. - Class B	7,700	177,674
TFI International, Inc.	5,400	163,401
Thomson Reuters Corp.	6,200	399,930
TMX Group Ltd.	8,300	577,344

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Canada - 6.0% (Continued)
Toronto-Dominion Bank (The)	200	$11,685
Tricon Capital Group, Inc.	10,200	77,882
Viemed Healthcare, Inc. (d)	4,700	32,047
Whitecap Resources, Inc.	14,100	45,756
		23,178,807
Cayman Islands - 2.8%
Alibaba Group Holding Ltd. - ADR (d)	1,800	305,010
Apex International Co. Ltd. (c) (d)	21,000	37,135
Autohome, Inc. - ADR (b) (d)	800	68,496
Baidu, Inc. - ADR (d)	6,274	736,317
C&D International Investment Group Ltd. (c) (d)	41,000	51,331
China Medical System Holdings Ltd. (c)	179,000	164,384
China Overseas Property Holdings Ltd. (c)	60,000	31,282
China Tian Lun Gas Holdings Ltd. (c)	118,000	135,382
CK Asset Holdings Ltd. (c)	72,000	564,066
CK Hutchison Holdings Ltd. (c)	41,000	404,423
Comba Telecom Systems Holdings Ltd. (c)	232,000	51,790
Country Garden Holdings Co. Ltd. (b) (c)	63,000	95,778
Country Garden Services Holdings Co. Ltd. (c)	71,000	164,062
Dongyue Group Ltd. (c)	127,000	78,110
Greenland Hong Kong Holdings Ltd. (c) (d)	92,000	36,648
Hengan International Group Co. Ltd. (b) (c)	17,000	125,178
JD.com, Inc. - ADR (d)	16,000	484,640
Kaisa Group Holdings Ltd. (c)	103,000	50,886
Kingdee International Software Group Co. Ltd. (b) (c)	36,000	38,999
Logan Property Holdings Co. Ltd. (c)	16,000	25,873
Momo, Inc. - ADR	5,600	200,480
NetEase, Inc. - ADR	1,300	332,501
New Oriental Education & Technology Group, Inc. - ADR (d)	3,500	338,030
Nexteer Automotive Group Ltd. (c)	22,000	27,395
Qudian, Inc. - ADR (b) (d)	4,500	33,750
Sands China Ltd. (c)	16,800	80,257
SSY Group Ltd.	184,000	166,298
TAL Education Group - ADR (d)	6,200	236,220
Tencent Holdings Ltd. (c)	114,005	5,157,639

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Cayman Islands - 2.8% (Continued)
Tiangong International Co. Ltd. (c)	180,000	$56,868
Tingyi (Cayman Islands) Holding Corp. (c)	164,000	273,984
TOPBI International Holdings Ltd. (c) (d)	24,000	66,039
		10,619,251
Chile - 0.1%
AES Gener S.A.	349,911	96,183
Enel Americas S.A.	863,852	152,358
Inversiones Aguas Metropolitanas S.A.	53,976	83,639
		332,180
China - 0.7%
Air China Ltd. - H Shares (c)	26,000	26,144
Asia Cement China Holdings Corp. (c)	60,500	97,005
China Construction Bank Corp. - H Shares (c)	536,000	462,045
China Life Insurance Co. Ltd. - H Shares (c)	273,000	674,780
China Merchants Bank Co. Ltd. - H Shares (c)	6,000	29,775
China Pacific Insurance Co. Ltd. - H Shares (c)	25,000	97,783
China Shenhua Energy Co. Ltd. - H Shares (c)	51,500	107,873
Fantasia Holdings Group Co. Ltd. (c)	450,000	82,286
Hisense Home Appliances Group Co. Ltd. - H Shares (c) (d)	44,000	53,503
Industrial & Commercial Bank of China Ltd. - H Shares (c)	548,000	400,006
PetroChina Co. Ltd. - H Shares (c)	270,000	148,878
PICC Property & Casualty Co. Ltd. - H Shares (c)	4,000	4,316
Ping an Insurance Group Co. of China Ltd. - H Shares (c)	14,000	168,352
Poly Property Group Co. Ltd. (c)	97,000	35,548
PPDAI Group, Inc. - ADR (b)	9,400	40,890
Shanghai Haohai Biological Technology Co. Ltd. - H Shares (c)	8,100	44,151
Shenzhen Expressway Co. Ltd. - H Shares (c)	118,000	141,851
Shougang Fushan Resources Group Ltd. (c)	252,000	54,874
Sihuan Pharmaceutical Holdings Group Ltd. (c)	214,000	48,303
West China Cement Ltd. (c)	260,000	39,965
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - H Shares (c)	16,600	83,099
		2,841,427

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Cyprus - 0.0% (a)
TCS Group Holding plc (c)	4,086	$80,109

Czech Republic - 0.4%
CEZ A/S (c)	63,451	1,533,398
Komercní banka a.s. (c)	59	2,351
		1,535,749
Denmark - 3.2%
A.P. Moller-Maerska A/S - Series B (b) (c)	2,466	3,068,594
Carlsberg A/S - Series B (c)	447	59,317
Chr. Hansen Holding A/S (c)	30,761	2,894,869
Danske Bank A/S (c)	77,627	1,229,911
DSV A/S (c)	29,869	2,941,304
Genmab A/S (c) (d)	275	50,613
ISS A/S (c)	1,223	36,976
Novo Nordisk A/S - Class B (c)	25,412	1,298,019
Pandora A/S (c)	1,307	46,504
Per Aarsleff Holdings A/S (c)	2,254	80,456
Royal Unibrew A/S (c)	661	48,325
SimCorp A/S (c)	3,633	351,694
Topdanmark A/S (c)	616	34,766
Vestas Wind Systems A/S (c)	512	44,358
		12,185,706
Finland - 0.4%
Fortum OYJ (c)	2,628	58,085
Huhtamaki OYJ (c)	2,767	113,802
Kemira OYJ (c)	12,591	185,361
Neste OYJ (c)	8,315	282,699
Rovio Entertainment OYJ (c)	7,386	59,981
Sampo OYJ - A Shares (c)	10,727	506,378
UPM-Kymmene OYJ (c)	7,712	205,201
Valmet OYJ (b) (c)	5,026	125,390
		1,536,897
France - 9.2%
Air France-KLM (c) (d)	13,849	133,067
Amundi S.A. (c)	24,570	1,715,531
Bouygues S.A. (c)	17,110	633,657

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
France - 9.2% (Continued)
Bureau Veritas S.A. (c)	16,824	$415,278
Capgemini SE (c)	871	108,298
Coface S.A. (c)	8,175	82,459
Danone S.A. (c)	2,903	245,812
Dassault Aviation S.A. (c)	188	270,302
Dassault Systemes S.A. (c)	2,444	389,844
Eiffage S.A. (c)	406	40,126
Elis S.A. (c)	13,602	246,612
Engie S.A. (c)	9,896	150,063
Eramet (c)	675	44,928
EssilorLuxottica S.A. (c)	18,816	2,453,511
EssilorLuxottica S.A. (c)	12,710	1,656,448
Eutelsat Communications S.A. (c)	4,506	84,157
Faurecia S.A. (c)	3,301	153,112
Fnac Darty S.A. (c) (d)	477	35,433
Gaztransport Et Technigaz S.A. (c)	1,326	133,018
Hermes International S.A. (c)	1,138	820,411
Ingenico Group S.A. (c)	2,693	238,342
Ipsen S.A. (c)	859	117,168
Kering S.A. (c)	444	262,068
Lagardere S.C.A. (c)	14,244	371,110
Legrand S.A. (c)	1,615	118,075
L'Oréal (c)	3,304	939,452
LVMH Moet Hennessy Louis Vuitton SE (c)	13,602	5,782,755
Mersen S.A. (c) (d)	2,822	108,263
Neopost S.A. (c)	1,620	34,660
Pernod Ricard S.A. (c)	18,274	3,365,756
Publicis Groupe S.A. (c)	42,319	2,233,709
Rexel S.A. (c)	278,831	3,539,145
Rubis S.C.A. (c)	641	36,092
Safran S.A. (c)	690	100,945
Sanofi S.A. (c)	9,641	833,226
Schneider Electric SE (c)	32,150	2,909,124
SCOR SE (c)	15,348	672,861
SOITEC (c) (d)	965	105,574
Total S.A. (c)	16,809	942,913

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
France - 9.2% (Continued)
Ubisoft Entertainment S.A. (c) (d)	29,261	$2,288,540
Unione di Banche Italiane SpA (b) (c)	46,275	126,346
Vinci S.A. (c)	770	78,639
Wendel S.A. (c)	1,265	172,460
		35,189,290
Germany - 3.2%
adidas AG (c)	14,148	4,377,118
ADVA Optical Networking SE (c) (d)	4,649	34,022
AIXTRON SE (d)	3,939	37,598
Allianz SE (c)	3,490	841,733
Amadeus Fire AG (c)	581	79,104
BASF SE (c)	2,287	166,383
Bauer AG (c)	2,298	63,356
CompuGroup Medical SE (c)	2,269	183,254
Corestate Capital Holding S.A. (c)	3,380	115,584
Dermapharm Holding SE (c)	1,418	48,923
Deutsche EuroShop AG (c)	3,423	94,603
Deutsche Pfandbriefbank AG (c)	7,519	90,541
Deutz AG (c)	9,445	91,889
Eckert & Ziegler Strahlen- und Medizintechnik AG (c)	874	102,943
Encavis AG (c)	7,191	56,044
Evotec SE (c) (d)	4,341	121,542
Freenet AG (c)	4,499	90,011
Fresenius SE & Co. KGaA (c)	178	9,666
Gerresheimer AG (c)	4,340	319,893
Hannover Rueck SE (c)	2,127	343,934
Isra Vision AG (c)	425	18,938
KION Group AG (c)	3,365	212,813
Merck KGaA (c)	1,233	128,793
MTU Aero Engines AG (c)	137	32,677
Rheinmetall AG (c)	2,152	263,760
Salzgitter AG (c)	3,349	95,973
SAP SE (c)	4,967	680,958
Siemens AG (c)	4,706	560,294
Stoeer SE & Co. KGaA (c)	1,038	77,984
Symrise AG (c)	277	26,673

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Germany - 3.2% (Continued)
Volkswagon AG (c)	16,862	$2,892,378
Wirecard AG (c)	168	28,362
Wuestenrot & Wuerttembergische AG (c)	2,299	49,463
XING SE (c)	204	87,223
		12,424,430
Greece - 0.0% (a)
FF Group (d) (e) (f)	2,880	0
Motor Oil Hellas Corinth Refineries S.A (c)	1,788	45,763
OPAP S.A. (c)	2,091	23,455
		69,218
Guernsey - 0.0% (a)
Picton Property Income Ltd. (The) (c)	48,519	60,421
Regional REIT Ltd. (c)	54,950	75,460
Standard Life Investment Property Income Trust Ltd. (c)	57,243	68,477
		204,358
Hong Kong - 4.1%
AIA Group Ltd. (c)	453,465	4,897,038
Beijing Enterprises Water Group Ltd. (c)	2,000	1,189
BOC Hong Kong Holdings Ltd. (c)	80,000	314,979
Champion REIT (c)	306,000	254,978
China Merchants Holdings Ltd. (c)	42,000	71,472
China Mobile Ltd. (c)	95,500	869,420
China Overseas Grand Oceans Group Ltd. (c)	83,000	36,554
China Resources Power Holdings Co. Ltd. (c)	2,100,504	3,063,958
China Taiping Insurance Holdings Co. Ltd. (c) (d)	59,800	160,192
China Unicom Hong Kong Ltd. (c)	152,000	166,201
CITIC Ltd. (c)	9,000	12,954
CITIC Securities Co. Ltd. (c) (d)	10,500	21,900
CNOOC Ltd. (c)	141,000	240,518
Dah Sing Financial Holdings Ltd. (c)	23,600	110,277
Fosun International Ltd. (c)	230,500	306,897
Hang Lung Group Ltd. (c)	58,000	160,991
Hang Lung Properties Ltd. (c)	17,000	40,444
Hang Seng Bank Ltd. (c)	23,100	574,983
Henderson Land Development Co. Ltd. (c)	85,800	473,055
HKT Trust and HKT Ltd. (c)	78,000	123,821

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Hong Kong - 4.1% (Continued)
Hong Kong Exchanges & Clearing Ltd. (c)	23,200	$819,909
Kingsoft Corp. Ltd. (b) (c)	11,000	23,826
Lenovo Group Ltd. (c)	2,961,000	2,292,708
MTR Corp. Ltd. (c)	5,000	33,680
Power Assets Holdings Ltd. (c)	11,000	79,136
Sany Heavy Equipment International Holdings Co. Ltd. (c)	194,000	70,119
Shanghai Industrial Holdings Ltd. (c)	26,000	56,376
Shui On Land Ltd. (c)	827,500	191,999
Wheelock & Co. Ltd. (c)	1,000	7,181
Wynn Macau Ltd. (c)	19,200	42,983
		15,519,738
Hungary - 0.0% (a)
Magyar Telekom Telecommunications plc (c)	45,164	66,965
OTP Bank plc (c)	1,795	71,482
		138,447
India - 1.4%
Ashok Leyland Ltd. (c)	20,919	26,458
Bharti Infratel Ltd. (c)	898	3,478
Container Corp. of India Ltd. (c)	11,478	94,856
Graphite India Ltd. (c)	11,340	55,055
HDFC Bank Ltd. - ADR	33,986	4,419,539
Just Dial Ltd. (c) (d)	3,342	36,877
NCC Ltd. (c) (d)	29,132	41,174
Power Finance Corp. (c) (d)	103,759	201,942
REC Ltd. (c)	78,710	188,027
SpiceJet Ltd. (c) (d)	22,619	41,006
Steel Authority of India Ltd. (c) (d)	94,261	69,371
Sterlite Technologies Ltd. (c) (d)	13,611	34,653
Union Bank of India (c) (d)	61,959	72,818
Zee Entertainment Enterprises Ltd. (c)	1,073	5,276
		5,290,530
Indonesia - 0.2%
Hanjaya Mandala Sampoerna Tbk PT (c)	831,700	185,150
Surya Citra Media Tbk PT (c)	323,800	36,934
United Tractors Tbk PT (c)	204,500	408,071

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Indonesia - 0.2% (Continued)
Wijaya Karya Persero Tbk PT (c)	219,600	$37,766
		667,921
Ireland - 2.1%
Accenture plc - Class A	25,392	4,691,679
C&C Group plc (c)	36,389	161,672
DCC plc (c)	1,307	116,597
Grafton Group plc (c)	10,140	103,686
ICON plc (d)	13,026	2,005,613
Irish Residential Properties REIT plc (c)	25,430	48,766
UDG Healthcare plc (c)	18,757	190,276
Willis Towers Watson plc	2,961	567,150
		7,885,439
Isle of Man - 0.0% (a)
GVC Holdings plc (c)	17,441	144,573

Israel - 0.3%
Check Point Software Technologies Ltd. (b) (d)	2,826	326,713
Delek Group Ltd. (c)	207	35,606
Matrix IT Ltd. (c)	6,550	94,336
Nice Ltd. (c) (d)	938	128,405
Paz Oil Co. Ltd. (c)	1,133	159,568
Shikun & Binui Ltd. (c)	39,232	114,496
Teva Pharmaceutical Industries Ltd. - ADR (b) (d)	14,200	131,066
		990,190
Italy - 1.7%
A2A SpA (c)	56,542	98,156
Ascopiave SpA (c)	10,769	46,233
Atlantia SpA (c)	2,208	57,579
Banca Farmafactoring SpA (c)	26,344	146,841
Banca Generali SpA (b) (c)	7,240	208,480
Banca Mediolanum SpA (c)	22,764	167,684
Banca Popolare di Sondrio Societa cooperativa (c)	39,076	86,691
Banco BPM SpA (c)	17,800	36,255
Enel SpA (c)	323,417	2,256,153
Eni SpA (c)	49,107	816,546
Eurotech SpA (c) (d)	17,054	94,259

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Italy - 1.7% (Continued)
Immobiliare Grande Distibuzione SIIQ SpA (c)	9,530	$62,830
Intesa Sanpaolo SpA (c)	61,474	131,608
Maire Tecnimont SpA (c)	21,236	68,854
Mediobanca Banca di Credito Finanziario SpA (c)	18,786	193,724
Moncler SpA (c)	5,609	240,418
Piaggio & C SpA (c)	42,623	125,080
SAES Getters SpA (c)	2,221	51,839
Saipem SpA (b) (c) (d)	15,851	79,105
Snam SpA (c)	71,256	354,498
Telecom Italia SpA/Milano (c) (d)	149,313	81,521
Terna Rete Elettrica Nazionale SpA (c)	25,159	160,309
Tinexta SpA (c)	8,206	122,604
Unicredit SpA (c)	71,230	876,788
Unieuro SpA (c)	4,186	67,012
		6,631,067
Japan - 13.1%
77 Bank Ltd. (The) (c) (d)	11,400	168,073
A&D Co. Ltd. (c) (d)	5,000	36,781
ADEKA Corp. (c) (d)	17,300	256,305
AEON REIT Investment Corp. (c) (d)	189	242,014
Akatsuki, Inc. (c) (d)	600	32,468
AOI TYO Holdings, Inc. (c)	6,500	41,525
Aoyama Trading Co. Ltd. (c) (d)	2,200	43,193
Asahi Group Holdings Ltd. (c)	600	27,012
Astellas Pharma, Inc. (c)	31,900	454,621
Avex, Inc. (c) (d)	7,600	96,582
Bridgestone Corp. (c)	2,400	94,682
Bunka Shutter Co. Ltd. (c) (d)	13,000	98,703
CAC Holdings Corp. (c)	10,300	143,721
Capcom Co. Ltd. (c) (d)	1,900	38,249
Central Japan Railway Co. (c)	1,400	280,724
Citizen Watch Co. Ltd. (c) (d)	7,500	38,594
Cosmo Energy Holdings Co. Ltd. (c) (d)	2,700	61,194
Credit Saison Co. Ltd. (c)	14,300	167,836
Daido Metal Co. Ltd. (c) (d)	14,600	89,897
Daiho Corp. (c) (d)	2,700	67,763

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Japan - 13.1% (Continued)
Dai-ichi Life Holdings, Inc. (c)	38,200	$577,983
Daikin Industries Ltd. (c)	3,100	405,930
Daiwa Office Investment Corp. (c) (d)	42	301,340
DCM Holdings Co. Ltd. (c) (d)	10,000	98,390
Denki Kogyo Co. Ltd. (c) (d)	3,400	100,494
Denso Corp. (c)	1,000	42,168
Digital Garage, Inc. (c)	1,900	60,370
DMG Mori Co. Ltd. (c)	5,200	83,773
East Japan Railway Co. (c)	2,900	271,580
Eisai Co. Ltd. (c)	5,200	294,730
FANUC Corp. (c)	1,500	278,732
Fast Retailing Co. Ltd. (c)	500	302,664
Feed One Co. Ltd. (c) (d)	25,800	44,672
FJ Next Co. Ltd. (c) (d)	6,800	65,744
Fudo Tetra Corp. (c)	6,300	76,596
Fuji Electric Co. Ltd. (c)	400	13,863
Fujita Kanko, Inc. (c) (d)	2,100	52,712
Fujitsu Ltd. (c)	35,800	2,502,046
Fukuoka Financial Group, Inc.	22,300	406,865
Furuno Electric Co. Ltd. (c) (d)	3,900	36,705
Future Corp. (c)	3,600	71,181
Hamamatsu Photonics K.K. (c)	1,700	66,417
Hazama Ando Corp. (c)	5,700	38,157
HIS Co. Ltd. (c)	12,300	306,629
Hitachi Metals Ltd. (c)	273,400	3,100,411
Hokkaido Electric Power Co., Inc. (c) (d)	29,500	165,462
Hokuetsu Corp. (c) (d)	30,500	164,884
Hokuhoku Financial Group, Inc. (c)	3,300	34,387
Hokuriku Electric Power Co. (c)	5,000	36,305
Hokuto Corp. (c)	5,300	89,465
Honda Motor Co. (c)	113,600	2,937,694
House Foods Group, Inc. (c) (d)	1,100	41,351
Hoya Corp. (c)	500	38,429
Hulic Co. Ltd. (c)	12,200	98,223
Iida Group Holdings Co. Ltd. (c)	72,600	1,175,437
Iino Kaiun Kaisha Ltd. (c) (d)	18,900	63,129

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Japan - 13.1% (Continued)
i-mobile Co. Ltd. (c) (d)	4,600	$33,567
Inpex Corp. (c)	379,800	3,442,411
Internet Initiative Japan, Inc. (c) (d)	6,500	122,218
Ishihara Sangyo Kaisha Ltd. (c) (d)	8,200	96,256
Isuzu Motors Ltd. (c)	91,200	1,041,651
Jaccs Co. Ltd. (c) (d)	5,500	109,725
Japan Hotel REIT Investment Corp. (c)	42	33,840
Japan Petroleum Exploration Co. Ltd. (c)	4,200	97,677
Japan Securities Finance Co. Ltd. (c) (d)	23,600	120,590
Japan Tobacco, Inc. (c)	1,500	33,067
Juroku Bank Ltd. (The) (c) (d)	4,100	83,657
JVCKenwood Corp. (c) (d)	18,900	44,021
Kaga Electronics Co. Ltd. (c) (d)	2,400	34,753
Kandenko Co. Ltd. (c) (d)	21,900	183,367
Kao Corp. (c)	1,900	144,985
Kato Works Co. Ltd. (c)	4,100	76,625
Keihin Corp. (c) (d)	3,700	53,093
Kewpie Corp. (c) (d)	3,500	77,371
Keyence Corp. (c)	8,990	5,544,592
Kintetsu World Express, Inc. (c)	4,600	60,179
Kirin Holdings Co. Ltd. (c)	12,900	278,557
Kobayashi Pharmaceutical Co. Ltd. (c)	100	7,175
Kobe Steel Ltd. (c)	17,600	115,526
Koito Manufacturing Co. Ltd. (c)	6,900	369,281
Kojima Co. Ltd. (c) (d)	30,900	136,629
Kokuyo Co. Ltd. (c)	6,500	91,185
KOMEDA Holdings Co. Ltd. (c) (d)	1,900	35,859
Kose Corp. (c)	500	84,395
Kuboto Corp. (c)	11,700	195,475
Kumiai Chemical Industry Co. Ltd. (c) (d)	7,000	50,742
Kurita Water Industries Ltd. (c)	6,600	164,446
Kyocera Corp. (c)	200	13,105
Kyokuyo Co. Ltd. (c) (d)	1,900	50,629
KYORIN Holdings, Inc. (c) (d)	6,000	106,394
Life Corp. (c) (d)	4,400	88,631
Maeda Corp. (c) (d)	8,500	68,267

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Japan - 13.1% (Continued)
Mamezou Holdings Co. Ltd. (c) (d)	2,900	$34,272
Mandom Corp. (c)	2,700	65,474
Marubeni Corp. (c)	5,400	35,846
Maruha Nichiro Corp. (c) (d)	4,800	141,059
Maxell Holdings Ltd. (c)	3,100	42,521
MCUBS MidCity Investment Corp. (c)	49	46,110
Mebuki Financial Group, Inc. (c)	38,400	100,349
Mirai Corp. (c) (d)	525	254,263
Mitsubishi Corp. (c)	11,100	293,335
Mitsui & Co. Ltd. (c)	84,400	1,377,716
Mitsui Mining and Smelting Co. Ltd. (c) (d)	1,700	40,866
Mitsui Sugar Co. Ltd. (c) (d)	1,500	31,039
Mitsui-Soko Holdings Co. Ltd. (c) (d)	5,500	79,354
Miyaji Engineering Group, Inc. (c) (d)	3,200	51,963
Mizuho Financial Group, Inc. (c)	2,800	4,072
Mizuno Corp. (c) (d)	2,200	49,883
Moriroku Holdings Co. Ltd. (c) (d)	1,900	43,841
MS&AD Insurance Group Holdings, Inc. (c)	22,400	712,049
Murata Manufacturing Co. Ltd. (c)	2,100	94,548
Nagase & Co. Ltd. (c) (d)	9,300	139,813
Nanto Bank Ltd. (The) (c) (d)	5,500	119,546
Nexon Co. Ltd. (c)	1,200	17,532
NichiiGakkan Co. Ltd. (c) (d)	2,700	39,441
Nichi-iko Pharmaceutical Co. Ltd. (c)	3,800	41,632
Nidec Corp. (c)	1,200	164,810
Nihon Chouzai Co. Ltd. (c) (d)	2,600	80,506
Nikkiso Co. Ltd. (c)	7,100	94,876
Nikkon Holdings Co. Ltd. (c)	4,200	96,574
Nintendo Co. Ltd. (c)	900	330,225
Nippon Antenna Co. Ltd. (c) (d)	4,200	40,083
Nippon Carbon Co. Ltd. (c)	2,100	80,949
Nippon Electric Glass Co. Ltd. (c)	4,800	122,003
Nippon Sheet Glass Co. Ltd. (c) (d)	20,400	139,279
Nippon Television Holdings, Inc. (c) (d)	6,700	99,412
Nippon Thompson Co. Ltd. (c) (d)	19,700	89,160
Nishimatsu Construction Co. Ltd. (c) (d)	6,000	115,938

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Japan - 13.1% (Continued)
Nishi-Nippon Financial Holdings, Inc. (c)	23,400	$168,751
Nishio Rent All Co. Ltd. (c)	1,700	48,137
Nissan Chemical Corp. (c)	1,500	67,770
Nissin Kogyo Co. Ltd. (c)	7,900	108,890
Nisso Corp. (c) (d)	2,600	35,946
Nittetsu Mining Co. Ltd. (c) (d)	1,100	47,689
Nomura Research Institute Ltd. (c)	9,201	147,970
North Pacific Bank Ltd. (c)	15,000	35,729
NS United Kaiun Kaisha Ltd. (c) (d)	3,400	70,112
NSD Co. Ltd. (c) (d)	1,200	34,744
NTT DoCoMo, Inc. (c)	14,600	340,662
Obic Co. Ltd. (c)	400	45,460
One REIT, Inc. (c) (d)	83	221,541
Ono Pharmaceutical Co. Ltd. (c)	4,000	71,922
Oriental Land Co. Ltd. (c)	700	86,845
Otsuka Corp. (c)	9,400	379,092
P.C.A. Corp. (c) (d)	1,300	43,491
Persol Holdings Co. Ltd. (c)	5,200	122,601
Recruit Holdings Co. Ltd. (c)	11,300	378,364
Resona Holdings, Inc. (c)	210,000	876,074
Roland DG Corp. (c)	2,500	56,101
S Foods, Inc. (c)	2,400	81,596
SAMTY Co. Ltd. (c)	9,800	149,338
Sanken Electric Co. Ltd. (c) (d)	3,100	64,813
Sanki Engineering Co. Ltd. (c) (d)	7,700	89,375
Sankyo Co. Ltd. (c)	5,600	203,054
Scala, Inc. (c)	4,000	33,696
SEC Carbon Ltd. (c) (d)	300	27,530
Secom Co. Ltd. (c)	700	60,322
Seikagaku Corp. (c) (d)	3,300	37,948
Sekisui House Reit, Inc. (c)	550	411,541
Sekisui Plastics Co. Ltd. (c) (d)	7,300	50,909
Shimano, Inc. (c)	4,600	685,479
Shin Nippon Biomedical Laboratories Ltd. (c) (d)	14,700	95,525
Shin-Etsu Chemical Co. Ltd. (c)	6,000	561,397
Shionogi & Co. Ltd. (c)	9,000	520,070

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Japan - 13.1% (Continued)
SK-Electronics Co. Ltd. (c) (d)	1,800	$35,132
SKY Perfect JSAT Holdings, Inc. (c)	22,900	89,397
SMC Corp. (c)	800	299,914
SoftBank Corp. (c)	12,600	606,911
Sohgo Security Services Co. Ltd. (c)	800	36,979
Sojitz Corp. (c) (d)	33,200	106,849
Sony Corp. (c)	4,800	252,252
Sumitomo Corp. (c)	28,600	434,399
Sumitomo Densetsu Co. Ltd. (c) (d)	3,300	52,501
Sumitomo Mitsui Financial Group, Inc. (c)	71,400	2,530,939
Sumitomo Mitsui Trust Holdings, Inc. (c)	600	21,800
Sumitomo Warehouse Co. Ltd. (The) (c) (d)	4,600	58,830
Sundrug Co. Ltd. (c)	500	13,561
Suzuki Motor Corp. (c)	5,900	277,585
SWCC Showa Holdings Co. Ltd. (c) (d)	6,900	52,749
T&D Holdings, Inc. (c)	1,600	17,414
Tadano Ltd. (c) (d)	4,900	51,325
Taiyo Yuden Co. Ltd. (c)	4,100	76,963
Takara Standard Co. Ltd. (c) (d)	4,300	68,229
Takashimaya Co. Ltd. (c) (d)	14,900	163,528
Takeei Corp. (c) (d)	7,700	64,884
Tama Home Co. Ltd. (c)	14,700	146,764
Terumo Corp. (c)	1,400	41,825
THK Co. Ltd. (c)	1,500	36,082
TIS, Inc. (c) (d)	2,600	132,876
Toa Corp. (c) (d)	14,900	225,368
Toho Holdings Co. Ltd. (c)	10,800	242,346
Tokyo Electron Ltd. (c)	900	126,506
Tokyotokeiba Co. Ltd.	1,100	33,823
TOMONY Holdings, Inc. (c) (d)	25,100	84,477
Toppan Forms Co. Ltd. (c)	10,000	78,796
Torii Pharmaceutical Co. Ltd. (c)	3,100	74,751
Towa Pharmaceutical Co. Ltd. (c)	1,700	43,274
Toyota Motor Corp. (c)	800	49,653
Transaction Co. Ltd. (c) (d)	6,600	55,974
Trend Micro, Inc. (c)	1,600	71,499

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Japan - 13.1% (Continued)
Ube Industries Ltd. (c) (d)	9,700	$201,817
Unicharm Corp. (c)	800	24,120
UNITED, Inc. (c)	2,600	35,856
Unitika Ltd. (c) (d)	10,800	38,844
USS Co. Ltd. (c)	6,400	126,438
UT Group Co. Ltd. (c)	1,600	39,147
V Technology Co. Ltd. (c) (d)	1,100	50,572
Valor Holdings Co. Ltd. (c) (d)	4,300	89,497
Vital KSK Holdings, Inc. (c) (d)	7,400	70,202
Wakita & Co. Ltd. (c) (d)	5,200	50,429
Will Group, Inc. (c) (d)	8,600	71,583
World Co. Ltd. (c) (d)	7,800	149,324
World Holdings Co. Ltd. (c) (d)	2,500	39,125
Yahoo Japan Corp. (c)	19,000	55,892
Yakult Honsha Co. Ltd. (c)	400	23,609
Yamaha Corp. (c)	1,000	47,600
Yamato Holdings Co. Ltd. (c)	7,700	156,960
Yokohama Reito Co. Ltd. (c) (d)	12,900	119,664
		50,132,453
Jersey - 1.9%
boohoo Group plc (c) (d)	27,421	73,686
Experian plc (c)	194,253	5,883,709
Genel Energy plc (c)	26,342	64,803
Glencore plc (c)	3,824	13,234
Man Group plc (c)	19,052	37,669
WPP plc (c)	100,001	1,259,631
		7,332,732
Korea (Republic of) - 2.6%
Ace Technologies Corp. (c)	3,551	32,909
Asia Paper Manufacturing Co. Ltd. (c)	2,585	86,169
Autech Corp. (c)	3,346	36,251
Chongkundang Holdings Corp. (c)	613	59,941
Classys, Inc. (c)	4,559	48,180
Daewoong Co. Ltd. (c)	2,503	36,971
Dawonsys Co. Ltd. (c)	4,663	56,985
Deutsch Motors, Inc. (c) (d)	9,896	95,494

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Korea (Republic of) - 2.6% (Continued)
DGB Financial Group, Inc. (c)	12,836	$90,480
DIO Corp (c) (d)	1,094	38,517
Doosan Bobcat, Inc. (c)	3,612	113,672
ENF Technology Co. Ltd. (c)	2,000	35,951
Hana Financial Group, Inc. (c)	50,558	1,635,488
Handok, Inc. (c)	2,531	53,382
Handsome Co. Ltd. (c)	1,061	33,924
Hankook Technology Group Co. Ltd. (c)	4,679	69,364
Hansol Chemical Co. Ltd. (c)	1,423	97,797
HDC Hyundai Development Co. Engineering & Construction (c)	2,290	86,247
Hyosung Advanced Materials Corp. (c) (d)	795	82,262
Hyundai Mobis Co. Ltd. (c)	206	41,946
Hyundai Motor Co. Ltd. (c)	19,076	1,305,250
INTOPS Co. Ltd. (c)	2,237	32,540
IS Dongseo Co. Ltd. (c)	2,786	93,150
KIWOOM Securities Co. Ltd. (c)	1,636	115,695
Koentec Co. Ltd. (c)	11,932	121,354
Korea Autoglass Corp. (c)	2,031	37,753
Korea Electric Terminal Co. Ltd. (c)	1,641	95,374
Korea Zinc Co. Ltd. (c)	204	83,975
KT&G Corp. (c)	1,735	147,766
LOTTE Fine Chemical Co. Ltd. (c)	787	35,972
Mcnex Co. Ltd. (c)	1,546	38,553
ME2ON Co. Ltd. (c) (d)	5,985	34,274
MegaStudyEdu Co. Ltd. (c)	1,097	33,030
Neowiz (c) (d)	2,956	37,312
NEPES Corp. (c)	1,334	37,099
Nexen Tire Corp. (c)	4,843	40,835
NICE Information Service Co. Ltd. (c)	5,313	77,939
Osstem Implant Co. Ltd. (c) (d)	1,889	122,522
Partron Co. Ltd. (c)	6,890	105,857
Pearl Abyss Corp. (c) (d)	89	16,357
POSCO (c)	8,123	1,721,008
Power Logics Co. Ltd. (c) (d)	3,017	34,277
RFHIC Corp. (c)	2,168	54,585

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Korea (Republic of) - 2.6% (Continued)
Samsung Electronics Co. Ltd. (c)	21,991	$893,724
Samsung SDS Co. Ltd. (c)	498	92,650
Sebang Global Batter Co. Ltd. (c)	1,596	58,951
Seojin System Co. Ltd. (c)	3,202	71,359
SFA Semicon Co. Ltd. (c) (d)	12,860	36,337
Shinhan Financial Group Co. Ltd. (c)	34,750	1,348,918
SK Hynix, Inc. (c)	4,068	244,208
Suprema, Inc. (c) (d)	1,193	37,578
Taekwang Industrial Co. Ltd. (c)	72	82,160
WiSoL Co. Ltd. (c)	2,563	41,987
		10,162,279
Luxembourg - 0.0% (a)
Befesa S.A. (c)	1,202	47,870
Solutions 30 SE (c) (d)	8,885	88,948
		136,818
Malaysia - 0.2%
Bermaz Auto Berhad (c)	163,700	105,318
Carlsberg Brewery Malaysia Berhad (c)	12,600	78,178
Genting Malaysia Berhad (c)	613,400	481,089
Maylasia Airports Holdings Berhad (c)	17,000	35,110
MMC Corp. Berhad (c)	167,400	46,138
Sunway Berhad (c)	87,200	35,451
Syarikat Takaful Malaysia Keluarga Berhad (c)	43,600	72,295
YNH Property Berhad (c)	88,000	51,510
		905,089
Mauritius - 0.0% (a)
Golden Agri-Resources Ltd. (c)	187,700	40,298

Mexico - 0.9%
America Movil S.A.B. de C.V.	170,500	124,283
Controladora Vuela Compania de Aviacion S.A.B. de - Class A (d)	36,300	34,139
Gentera S.A.B. de C.V.	43,700	37,843
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	16,700	102,057
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	1,535	24,912
Grupo Financiero Inbursa S.A.B. de C.V.	159,600	230,928

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Mexico - 0.9% (Continued)
Promotora y Operadora de Infraestructura S.A.B. de C.V.	8,345	$83,083
Qualitas Controladora S.A.B. de C.V.	31,500	88,399
Wal-Mart de Mexico S.A.B. de C.V.	946,231	2,582,938
		3,308,582
Netherlands - 3.1%
Airbus SE (c)	1,496	211,724
Argenx SE - ADR (d)	200	28,316
ASML Holding N.V. - ADR (b)	10,964	2,279,744
ASML Holding N.V. (c)	7,306	1,520,357
ASR Nederland N.V. (c)	3,262	132,544
Basic-Fit N.V. (c) (d)	1,761	61,980
CNH Industrial N.V. (c)	1,452	14,917
Constellium SE (d)	3,700	37,148
Exor N.V. (c)	177	12,401
Ferrari N.V. (c)	2,115	342,937
Fiat Chrysler Automobiles N.V. (c)	13,321	184,881
Flow Traders (c)	1,973	57,585
Heineken N.V. (c)	898	100,088
ING Groep N.V. (c)	185,788	2,152,194
Intertrust N.V. (c)	6,185	127,578
Koninklijke Ahold Delhaize N.V. (c)	19,181	430,622
Koninklijke DSM N.V. (c)	622	76,748
Koninklijke KPN N.V. (c)	175,580	539,189
Koninklijke Philips N.V. (c)	12,841	558,294
Koninklijke VolkerWessels N.V. (c)	7,425	149,290
Mylan N.V. (d)	94,137	1,792,368
Qaigen N.V. (c) (d)	4,733	192,601
Randstad Holding N.V. (c)	588	32,272
RHI Magnesita N.V. (c)	4,176	256,318
Signify N.V. (c)	1,163	34,316
Unilever N.V. (c)	7,388	448,897
		11,775,309
New Zealand - 0.1%
a2 Milk Co. Ltd. (c) (d)	456	4,507
Fisher & Paykel Healthcare Corp. Ltd. (c)	11,662	121,310

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
New Zealand - 0.1% (Continued)
Infratil Ltd. (c)	30,507	$95,339
		221,156
Norway - 0.3%
DNB ASA (c)	637	11,869
DNO ASA (c)	19,226	34,996
Elkem ASA (c)	26,430	74,606
Equinor ASA (c)	4,607	91,385
Europris ASA (c)	19,452	60,352
Grieg Seafood ASA (c)	3,425	47,553
Kongsberg Gruppen ASA (c)	8,072	112,823
Orkla ASA (c)	35,078	311,294
Salmar ASA (c)	2,537	110,436
Telenor ASA (c)	10,539	223,900
		1,079,214
Philippines - 0.2%
Aboitiz Power Corp. (c)	105,600	71,719
Ayala Land, Inc. (c)	253,700	251,620
First Gen Corp. (c)	157,600	82,438
Manila Electric Co. (c)	20,230	152,841
PLDT, Inc. (c)	1,010	25,330
Robinsons Land Corp. (c)	94,600	48,648
SM Prime Holdings, Inc. (c)	9,500	6,879
		639,475
Poland - 0.1%
Enea S.A. (c)	24,535	61,372
LPP S.A. (c)	15	30,717
PLAY Communications S.A. (c)	7,226	62,652
Powszechna Kasa Oszczednosci Bank Polski S.A. (c)	15,390	176,645
Tauron Polska Energia S.A. (c)	89,929	41,320
		372,706
Portugal - 0.1%
Banco Comercial Portugues, S.A. (c)	292,049	90,304
Galp Energia SGPS S.A. (c)	1,662	25,561
Jeronimo Martins SGPS S.A. (c)	5,972	96,267
NOS SGPS S.A. (c)	6,977	45,870
REN - Redes Energeticas Nacionais SGPS S.A. (c)	48,162	132,017

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Portugal - 0.1% (Continued)
Sonae SGPS S.A. (c)	55,619	$53,717
		443,736
Russia - 1.0%
Inter RAO UES PJSC	3,290,000	236,233
MMC Norilsk Nickel PJSC	3,435	779,199
MMC Norilsk Nickel PJSC - ADR (c)	30,450	691,999
Mobile TeleSystems PJSC - ADR	14,400	134,064
Rosneft Oil Co. PJSC - GDR (c)	175,678	1,152,714
Severstal PJSC	18,810	318,376
Tatneft PJSC	40,430	496,698
		3,809,283
Singapore - 1.2%
Ascendas Hospitality Trust (c)	61,000	44,192
Ascendas Real Estate Investment Trust (c)	7,500	17,306
DBS Group Holdings Ltd. (c)	78,500	1,507,979
Keppel Infrastructure Trust (c)	460,300	171,868
Manulife U.S. Real Estate Investment Trust (c)	78,500	67,922
Mapletree North Asia Commercial Trust (c)	50,300	54,274
Singapore Exchange Ltd. (c)	46,800	274,177
SPH REIT (c)	64,000	50,599
Venture Corp. Ltd. (c)	8,800	106,248
Wilmar International Ltd. (b) (c)	781,700	2,139,844
Yangzijiang Shipbuildings Holdings Ltd. (c)	184,400	208,918
		4,643,327
South Africa - 0.5%
African Rainbow Minerals Ltd. (c)	9,428	122,393
Clicks Group Ltd. (c)	2,277	33,174
DataTec Ltd. (c)	20,742	51,186
Harmony Gold Mining Co. Ltd. - ADR (d)	38,200	86,714
Impala Platinum Holdings Ltd. (c) (d)	7,308	36,211
Kumba Iron Ore Ltd. (c)	1,614	57,212
Liberty Holdings Ltd. (c)	23,290	174,490
MMI Holdings Ltd. (c)	186,682	251,109
Mr. Price Group Ltd. (c)	1,248	17,573
MTN Group Ltd. (b) (c)	48,270	364,963
Remgro Ltd. (c)	612	8,165

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
South Africa - 0.5% (Continued)
Resilient REIT Ltd. (c)	14,063	$61,983
Sibanye Gold Ltd. (c)	93,642	110,273
Standard Bank Group Ltd. (c)	8,542	119,315
Super Group Ltd. (c) (d)	34,508	80,633
Telkom SA SOC Ltd. (c)	5,123	33,500
Tsogo Sun Holdings Ltd.	47,598	51,461
Vodacom Group Ltd. (c)	10,452	88,800
Woolworths Holdings Ltd. (c)	39,626	137,291
		1,886,446
Spain - 2.0%
Amadeus IT Group S.A. (c)	45,165	3,579,245
Atresmedia Corporacion de Medios de Comunicacion (c)	6,928	34,045
Banco Bilbao Vizcaya Argentaria S.A. (c)	92,022	513,287
Bankia S.A. (c)	488,604	1,154,121
Bankinter S.A. (c)	23,178	159,772
CIE Automotive, S.A. (c) (d)	7,843	226,996
Endesa S.A. (c)	1,556	40,023
Faes Farma, S.A. (c)	27,064	127,533
Gestamp Automocion S.A. (c) (d)	16,723	98,942
Grupo Catalana Occidente S.A. (c)	2,328	86,144
Grupo Empresarial San Jose S.A. (c) (d)	5,561	49,431
Iberdrola S.A. (c)	29,930	297,998
Indra Sistemas S.A. (c) (d)	13,120	132,743
Industria de Diseno Textil S.A. (c)	11,546	347,400
Masmovil Ibercom S.A. (c) (d)	1,800	40,153
Red Electrica Corp. S.A. (c)	5,497	114,496
Repsol S.A. (c)	32,434	508,999
Siemens Gamesa Renewable Energy S.A. (c)	7,165	119,093
Talgo S.A. (c) (d)	19,867	123,873
Tecnicas Reunidas S.A. (c)	1,308	33,579
		7,787,873
Sweden - 2.4%
AF POYRY AB (c)	10,854	245,831
Alfa Laval AB (c)	7,959	173,937
Assa Abloy AB - Class B (c)	535	12,072
Atlas Copco AB - Class A (c)	85,831	2,750,709

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Sweden - 2.4% (Continued)
Axfood AB (b) (c)	18,558	$367,478
Betsson AB (c)	6,531	40,000
Biotage AB (c)	4,552	53,449
Elekta AB (c) (d)	15,210	221,120
Epiroc AB - Class A (c)	1,588	16,547
Evolution Gaming Group AB (c)	6,186	122,511
Fastighets AB Balder - B Shares (c) (d)	4,856	162,768
Fortnox AB	4,952	74,769
Hemfosa Fastigheter AB (c) (d)	13,110	123,992
Hennes & Mauritz AB (H&M) - Class B (b) (c)	683	12,135
Hexagon AB - B Shares (c)	7,143	397,206
Hoist Finance AB (c)	7,324	35,792
Industrivarden AB - C Shares (c)	2,785	61,801
Indutrade AB (c)	4,553	145,589
Instalco AB (c)	4,939	46,461
Intrum AB (c)	4,479	115,143
Investor AB - B Shares (c)	13,073	628,713
KNOW IT AB (c)	2,184	50,382
Lifco AB - B Shares (c)	4,002	222,145
Lindab International AB (c)	14,387	165,551
Loomis AB (c)	2,830	97,297
Lundin Petroleum AB (c)	2,107	65,652
Maha Energy AB (c) (d)	12,369	37,178
MIPS AB (c)	1,739	34,698
Nordic Enterntainment Group - Class B	5,548	130,253
Nyfosa AB (c) (d)	30,316	190,313
Orexo AB (c) (d)	5,668	43,754
Sandvik AB (c)	33,457	614,852
SSAB AB - B Shares (c)	11,412	34,818
Swedish Match AB (c)	12,277	519,088
Tele2 AB - B Shares (c)	6,754	98,651
Telefonaktiebolaget LM Ericsson - B Shares (c)	57,770	548,377
Tethys Oil AB (c) (d)	11,282	90,976
Vitrolife AB (c)	4,235	82,628
Volvo AB - B Shares (c)	11,015	175,037

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Sweden - 2.4% (Continued)
Wihlborgs Fastigheter AB (c)	2,870	$41,642
		9,051,315
Switzerland - 8.3%
ABB Ltd. (c)	34,067	682,988
Adecco Group AG (c)	1,501	90,207
Alcon, Inc. (d)	61,054	3,770,101
Barry Callebaut AG (c)	73	146,516
Chubb Ltd.	25,821	3,803,175
Coca-Cola HBC AG (c) (d)	1,531	57,832
Credit Suisse Group AG (c)	157,464	1,884,734
Emmi AG (c)	303	283,499
EMS-Chemie Holding AG (c)	619	401,827
Forbo Holding AG - Registered Shares (c)	44	77,701
Geberit AG (c)	6,197	2,896,672
Interroll Holding AG (c)	60	150,923
Landis+Gyr Group AG (c)	547	43,634
LEM Holding S.A. (c) (d)	35	49,197
Nestlé S.A. (c)	55,690	5,765,214
Novartis AG (c)	10,556	963,686
Partners Group Holding AG (c)	1,491	1,172,564
Roche Holdings AG (c)	15,310	4,305,031
Schindler Holding AG (c)	77	17,163
SGS S.A. (c)	104	265,084
SIG Combibloc Group AG (c)	9,110	104,920
Sika AG (c)	15,355	2,623,316
Sulzer AG (c)	532	58,235
Sunrise Communications Group AG (c)	1,667	124,507
Swatch Group AG (The) - Bearer Shares (c)	349	100,046
Swatch Group AG (The) - Registered Shares (c)	431	23,357
Temenos AG (c)	1,024	183,353
UBS Group AG - Registered Shares (c)	143,481	1,705,324
Vifor Pharma AG (c)	593	85,712
		31,836,518
Taiwan - 4.2%
Asia Vital Components Co. Ltd. (c) (d)	47,000	58,596
Bioteque Corp. (c) (d)	15,000	58,602

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Taiwan - 4.2% (Continued)
Catcher Technology Co. Ltd. (c)	209,000	$1,505,259
Cathay Financial Holding Co. Ltd. (c)	37,000	51,375
Chang Wah Electromaterials, Inc. (c) (d)	6,000	30,841
China Development Financial Holdings Corp. (c)	765,000	234,086
China Life Insurance Co. Ltd. (c)	256,976	206,184
China Metal Products (c) (d)	68,000	79,003
Chong Hong Construction Co. Ltd. (c) (d)	41,000	118,213
Chunghwa Telecom Co. Ltd. (c)	6,000	21,878
Compal Electronics, Inc. (c)	882,000	579,970
Egis Technology, Inc. (c) (d)	5,000	39,260
Eva Airways Corp. (c)	140,000	67,484
Farglory Land Development Co. Ltd. (c) (d)	55,000	73,266
First Financial Holding Co. Ltd. (c)	149,540	110,113
Formosa Petrochemical Corp. (c)	97,000	347,254
Giant Manufacturing Co. Ltd. (c)	4,000	31,444
Global Mixed Mode Technology, Inc. (c) (d)	36,000	107,582
Hon Hai Precision Industry Co. Ltd. (c)	925,400	2,314,496
International Games System Co. Ltd. (c) (d)	8,000	77,402
Jentech Precision Industrial Co. Ltd. (c) (d)	9,000	34,306
Johnson Health Tech Co. Ltd. (c) (d)	35,000	77,710
King Yuan Electronics Co. Ltd. (c) (d)	275,000	238,579
King's Town Bank Co. Ltd. (c)	76,000	82,958
Lanner Electronics, Inc. (c) (d)	45,000	105,299
Li Cheng Enterprise Co. Ltd. (c) (d)	16,000	35,171
Longwell Co. (c) (d)	23,000	37,608
Lotus Pharmaceutical Co. Ltd. (c) (d)	10,041	36,121
MediaTek, Inc. (c)	32,000	324,921
Mirle Automation Corp. (c) (d)	93,000	143,989
MOSA Industrial Corp. (c) (d)	39,000	67,324
Nantex Industry Co. Ltd. (c) (d)	61,000	70,963
Nanya Technology Corp. (c)	112,000	233,426
Nien Made Enterprise Co. Ltd. (c)	7,000	52,841
Novatek Microelectronics Corp. (c) (d)	52,000	290,884
Pan-International Industrial Corp. (c) (d)	84,000	64,269
Pegavision Corp. (c) (d)	7,170	50,982
Power Wind Health Industry, Inc. (c) (d)	7,000	59,133

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Taiwan - 4.2% (Continued)
Radiant Opto-Electronics Corp. (c)	13,000	$43,796
Realtek Semiconductor Corp. (c)	43,000	317,489
Rexon Industrial Corp. Ltd. (c)	18,000	49,235
Ruentex Development Co. Ltd. (c)	44,000	63,121
Ruentex Industries Ltd. (c)	40,000	97,677
SCI Pharmtech, Inc. (c) (d)	99,000	311,814
Shinkong Synthetic Fibers Corp. (c) (d)	159,000	71,478
Sino-American Silicon Products, Inc. (c) (d)	26,000	68,652
Standard Foods Corp. (c)	73,000	143,065
Taiwan Business Bank (c)	227,880	100,535
Taiwan Cement Corp. (c)	12,100	17,981
Taiwan Semiconductor Manufacturing Co. Ltd. (c)	330,000	2,530,198
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	85,909	3,365,055
TCI Co. Ltd. (c) (d)	8,000	110,209
TSC Auto ID Technology Co. Ltd. (c) (d)	8,000	72,354
Unimicron Technology Corp. (c) (d)	35,000	39,941
Uni-President Enterprises Corp. (c)	67,000	178,907
United Integrated Services Co. Ltd. (c) (d)	36,000	176,915
United Microelectronics Corp. (c)	51,000	23,035
Vanguard International Semiconductor Corp. (c)	112,000	236,423
		16,136,672
Thailand - 0.2%
Airports of Thailand pcl - NVDR (c)	120,800	289,489
GFPT pcl - NVDR (c)	163,600	90,166
Kasikornbank pcl - NVDR (c)	28,800	176,544
Major Cineplex Group pcl - NVDR	154,000	59,221
Supalai pcl - NVDR (c)	257,800	197,467
Vinythai pcl - NVDR (c)	44,900	35,146
		848,033
Turkey - 0.4%
Akbank T.A.S. (c)	813,814	963,212
Koza Altin Isletmeleri A.S. (c) (d)	5,405	49,283
Koza Anadolu Metal Madencilik Isletmeleri A.S. (c) (d)	26,802	32,734
Mavi Giyim Sanayi Ve Ticaret AS - B Shares (c) (d)	9,404	65,229
Soda Sanayii AS (c)	162,914	178,965

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
Turkey - 0.4% (Continued)
Tekfen Holding AS (c)	28,259	$126,520
		1,415,943
United Arab Emirates - 0.0% (a)
DP World Ltd. (c)	5,197	82,620

United Kingdom - 11.3%
Admiral Group plc (c)	7,163	200,854
Aggreko plc (c)	22,500	225,883
Anglo Pacific Group plc (c) (d)	13,100	34,335
AstraZeneca plc (c)	1,886	154,180
Avast plc (c)	30,737	117,271
Aviva plc (c)	298,253	1,579,680
Barclays plc (c)	798,777	1,519,281
Barratt Developments plc (c)	14,985	109,043
BHP Billiton plc (c)	20,333	519,992
Bovis Homes Group plc (c)	9,083	119,410
BP plc (c)	49,587	345,453
British American Tobacco plc (c)	36,571	1,276,883
Britvic plc (c)	36,898	416,294
Bunzl plc (c)	4,292	113,246
Burberry Group plc (c)	1,761	41,739
Card Factory plc (c)	17,905	40,079
Charter Court Financial Services Group plc (c)	21,095	79,225
Cineworld Group plc (c)	33,090	106,456
Clinigen Group plc (c)	6,200	79,431
Coats Group plc (c)	82,910	86,322
Coca-Cola European Partners plc	9,100	514,150
Compass Group plc (c)	174,253	4,177,062
Countryside Properties plc (c)	19,155	72,651
Cranswick plc (c) (d)	5,536	181,677
Crest Nicholson Holdings plc (c) (d)	30,697	139,461
Croda International plc (c)	5,527	359,504
Dart Group plc (c)	8,701	92,264
Diageo plc (c)	23,690	1,019,601
Dialog Semiconductor plc (c) (d)	1,864	75,009
Diversified Gas & Oil plc (c)	49,767	70,167

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
United Kingdom - 11.3% (Continued)
Dunelm Group plc (c)	26,791	$313,185
easyJet plc (c)	5,962	72,183
Endava plc (d)	1,000	40,240
Ferrexpo plc (c)	12,145	42,924
FirstGroup plc (c) (d)	68,721	85,350
Forterra plc (c)	18,022	67,770
Games Workshop Group plc (c)	3,465	218,333
GlaxoSmithKline plc (c)	27,291	547,032
Go-Ahead Group plc (The) (c)	6,762	169,661
Grainger plc (c)	21,064	65,669
Greggs plc (c)	13,029	379,742
Hikma Pharmaceuticals plc (c)	2,757	60,335
HSBC Holdings plc (c)	298,530	2,491,556
Informa plc (c)	2,401	25,462
InterContinental Hotels Group plc (c)	4,119	270,900
Intermediate Capital Group plc (c)	21,829	382,886
Investec plc (c) (d)	19,363	125,869
J Sainsbury plc (c)	386,343	960,040
John Laing Group plc (c)	40,155	200,701
John Wood Group plc (c)	515,317	2,967,116
KAZ Minerals plc (c)	13,806	106,048
Legal & General Group plc (c)	16,163	55,373
Lloyds Banking Group plc (c)	134,124	96,311
Marshalls plc (c)	9,492	82,160
Marston's plc (c)	126,878	188,171
Mediclinic International plc (c)	14,204	54,992
Mitchells & Butlers plc (c)	27,361	99,578
Mondi plc (c)	86	1,957
Morgan Advanced Materials plc (c)	14,220	50,225
National Express Group plc (c)	20,232	103,161
NewRiver REIT plc (c)	37,541	85,174
Next plc (c)	2,251	157,627
OneSavings Bank plc (c)	17,800	82,017
P2P Global Investments plc (c)	4,771	51,134
Persimmon plc (c)	1,569	39,860
Playtech plc (c)	8,291	44,962

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.8% (Continued)	Shares	Value
United Kingdom - 11.3% (Continued)
Polypipe Group plc (c)	17,735	$99,608
Prudential plc (c)	9,618	209,966
PZ Cussons plc (c)	22,810	62,005
Reckitt Benckiser Group plc (c)	8,603	679,232
Redrow plc (c)	16,330	113,083
RELX plc (c)	4,605	111,689
Royal Bank of Scotland Group plc (c)	731,003	2,038,804
Royal Dutch Shell plc - A Shares (c)	52,369	1,705,362
Senior plc (c)	12,091	33,134
Softcat plc (c)	6,400	79,032
Sophos Group plc (c) (d)	17,636	88,531
SSP Group plc (c)	5,321	46,374
Standard Chartered plc (c)	212,783	1,930,296
Synthomer plc (c)	13,152	62,384
Tate & Lyle plc (c)	26,082	244,500
TechnipFMC plc	98,456	2,553,949
Telford Homes plc (c)	8,890	35,292
Tesco plc (c)	933,867	2,691,975
Travis Perkins plc (c)	191,510	3,097,342
Unilever plc (c)	911	56,549
Vodafone Group plc (c)	1,375,105	2,253,835
WH Smith plc (c)	16,936	424,215
William Hill plc (c)	57,899	113,686
		43,383,150
United States - 2.3%
Coronado Global Resources, Inc. (c)	37,947	96,995
Mettler-Toledo International, Inc. (d)	5,454	4,581,360
ResMed, Inc.	28,898	3,526,423
Southern Copper Corp. (b)	4,958	192,618
WNS Holdings Ltd. - ADR (d)	1,800	106,560
Yum China Holdings, Inc.	2,800	129,360
		8,633,316

Total Common Stocks (Cost $338,445,899)		$374,696,944

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 0.3%	Shares	Value
Brazil - 0.2%
Banco Bradesco S.A.	11,124	$109,600
Braskem S.A. - Series A (d)	1,600	14,656
Cia Paranaense de Energia	4,500	57,264
Telefonica Brasil S.A.	22,300	290,917
		472,437
Colombia - 0.0% (a)
Grupo Aval Acciones y Valores S.A.	256,839	102,729

Germany - 0.1%
FUCHS PETROLUB SE (c)	844	33,137
Porsche Automobil Holding SE (c)	3,180	206,021
Schaeffler AG (c)	19,770	146,860
Volkswagon AG (c)	315	53,060
		439,078
Korea (Republic of) - 0.0% (a)
CJ Corp. (d) (e) (f)	15	485

Total Preferred Stocks (Cost $928,108)		$1,014,729

RIGHTS - 0.0% (a)	Shares	Value
Chile - 0.0%
Enel Americas S.A. (d) (e) (f)	316,791	$0

Spain - 0.0% (a)
Repsol S.A. (d) (e) (f)	36,486	20,238

Taiwan - 0.0% (a)
China Life Insurance Co. Ltd. (d) (e) (f)	26,008	3,568

Total Rights (Cost $24,623)		$23,806

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (g)	4,216,898	$4,216,898
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (g) (h)	913,808	913,808
Total Money Market Funds (Cost $5,130,706)		$5,130,706

Total Investments at Value - 99.4% (Cost $344,529,336)		$380,866,185

Other Assets in Excess of Liabilities - 0.6%		2,171,568

Net Assets - 100.0%		$383,037,753

(a)	Percentage rounds to less than 0.1%.
(b)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $9,009,901.
(c)	Level 2 security (Note 2).
(d)	Non-income producing security.
(e)	Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $24,291 as of June 30, 2019, representing 0.0% (a) of net assets.
(f)	Illiquid security. The total value of such securities is $24,291 as of June 30, 2019, representing 0.0% (a) of net assets.
(g)	The rate shown is the 7-day effective yield as of June 30, 2019.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2018 was $913,808. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $8,406,826.

ADR -	American Depositary Receipt.
NVDR -	Non-voting Depositary Receipt.
GDR-	Global Depositary Receipt.

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 11.2%	Par Value	Value
U.S. Treasury Bills - 1.0%
2.406%, due 09/05/19 (a)	$1,880,000	$1,872,762
2.385%, due 11/07/19 (a)	1,300,000	1,290,404
		3,163,166
U.S. Treasury Bonds - 2.6%
4.375%, due 02/15/38	880,000	1,162,425
3.500%, due 02/15/39	40,000	47,514
2.750%, due 11/15/42 (b)	1,195,000	1,251,389
3.125%, due 02/15/43	1,850,000	2,061,305
3.625%, due 08/15/43 (b)	470,000	566,791
3.750%, due 11/15/43 (b)	430,000	528,967
2.750%, due 11/15/47 (b)	150,000	156,328
3.000%, due 02/15/49 (b)	2,280,300	2,500,848
		8,275,567
U.S. Treasury Notes - 7.2%
2.125%, due 05/31/21 (b)	77,000	77,505
2.500%, due 02/15/22	530,000	540,269
1.750%, due 06/15/22	1,338,000	1,339,464
2.625%, due 02/28/23	730,000	752,813
2.500%, due 03/31/23	870,000	893,925
2.750%, due 04/30/23	850,000	881,477
1.625%, due 05/31/23	700,000	696,938
2.500%, due 01/31/24 (b)	460,000	474,950
2.375%, due 02/29/24	920,000	945,587
2.000%, due 05/31/24 (b)	737,000	745,406
1.750%, due 06/30/24	3,836,000	3,833,003
1.875%, due 08/31/24	900,000	903,937
2.125%, due 09/30/24 (b)	900,000	914,766
2.250%, due 10/31/24	890,000	910,303
3.000%, due 09/30/25	1,000,000	1,067,656
2.375%, due 04/30/26 (b)	460,000	474,734
2.125%, due 05/31/26	480,000	487,650
2.000%, due 11/15/26	570,000	574,008
2.375%, due 05/15/27	860,000	888,622
2.250%, due 08/15/27	960,000	982,500
2.250%, due 11/15/27	870,000	890,119

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 11.2% (Continued)	Par Value	Value
U.S. Treasury Notes - 7.2% (Continued)
2.750%, due 02/15/28	$840,000	$892,631
2.625%, due 02/15/29	455,000	479,598
2.375%, due 05/15/29 (b)	2,000,000	2,065,625
		22,713,486
U.S. Treasury Inflation-Protected Notes - 0.4%
0.875%, due 01/15/29	435,186	458,237
1.000%, due 02/15/46	852,023	892,760
		1,350,997

Total U.S. Treasury Obligations (Cost $34,171,752)		$35,503,216

AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.3%	Par Value	Value
Federal Home Loan Mortgage Corp. - 2.3%
Series 2014-DN3, Class M3, 6.404% (1MO LIBOR + 400), due 08/25/24 (c)	$184,376	$196,565
Series 2017-DNA2, Class M1, 3.604% (1MO LIBOR + 120), due 10/25/29 (c)	185,719	186,511
Series 2017-DNA3, Class M1, 3.154% (1MO LIBOR + 75), due 03/25/30 (c)	613,031	613,700
Series 2989, Class SG, 17.190% (1MO LIBOR + 3395), due 08/15/34 (c)	105,699	244,700
Series 4249, Class CS, 4.300%, due 09/15/43	1,263,587	1,209,533
Series 4355, Class ZX, 4.000%, due 05/15/44	4,273,488	4,701,251
		7,152,260
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.3%
Series K-722, Class X1, 1.307%, due 03/01/23 (c)	2,157,243	84,246
Series 2980, Class SC, 4.306% (1MO LIBOR + 670), due 05/15/35 (c)	690,264	86,968
Series 3359, Class SC, 3.280% (1MO LIBOR + 572), due 08/15/37 (c)	1,274,087	175,712
Series 4077, Class TS, 3.606% (1MO LIBOR + 600), due 05/15/41 (c)	1,212,298	193,981
Series 3966, Class SA, 3.506% (1MO LIBOR + 590), due 12/15/41 (c)	1,702,985	267,086

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.3% (Continued)	Par Value	Value
Federal Home Loan Mortgage Corp. Interest-Only Strips - 0.3% (Continued)
Series 4089, Class SH, 3.606% (1MO LIBOR + 600), due 08/15/42 (c)	$1,281,833	$206,090
		1,014,083
Federal National Mortgage Association - 2.9%
Series 2015-C02, Class 1M2, 6.404% (1MO LIBOR + 400), due 05/25/25 (c)	553,948	588,965
Series 2015-C04, Class 2M2, 7.980% (1MO LIBOR + 555), due 04/25/28 (c)	201,612	218,952
Series 2016-C04, Class 1M2, 6.680% (1MO LIBOR + 425), due 01/25/29 (b)(c)	200,000	214,538
Series 2016-C06, Class 1M1, 3.704% (1MO LIBOR + 130), due 04/25/29 (c)	229,153	229,943
Series 2017-C03, Class 1M1, 3.354% (1MO LIBOR + 95), due 10/25/29 (c)	337,696	338,704
Series 2017-C05, Class 1M1, 2.954% (1MO LIBOR + 55), due 01/25/30 (c)	21,779	21,809
Series 2017-C07, Class 2M2, 4.904% (1MO LIBOR + 250), due 05/25/30 (c)	500,000	508,452
Series 2018-C01, Class 1M2, 4.654% (1MO LIBOR + 225), due 07/25/30 (c)	200,000	201,556
Series 2018-C03, Class 1M1, 3.084% (1MO LIBOR + 68), due 10/25/30 (c)	360,495	360,716
Series 2018-C04, Class 2M2, 4.980% (1MO LIBOR + 255), due 12/25/30 (c)	500,000	508,466
Series 2018-C06, Class 1M2, 4.404%, due 03/25/31 (c)	500,000	500,085
Series TBA, 3.000%, due 02/05/34	325,000	331,287
Series 2019-R04, Class 2M2, 144A, 0.000% (1MO LIBOR + 210), due 06/25/39 (c)	190,000	190,499
Series 2016-75, Class ZP, 3.000%, due 10/25/46	1,382,552	1,318,782
Series TBA, 3.500%, due 02/25/48	1,700,000	1,738,051
Series TBA, 4.000%, due 05/25/48	1,350,000	1,395,272
Series TBA, 4.500%, due 07/25/48	560,000	585,173
		9,251,250

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

AGENCY MORTGAGE-BACKED OBLIGATIONS - 8.3% (Continued)	Par Value	Value
Federal National Mortgage Association Interest-Only Strips - 1.6%
Series 2014-63, Class BI, 3.500%, due 06/25/33	$5,631,349	$411,623
Series 3311, Class IA, 4.016% (1MO LIBOR + 641), due 05/15/37 (c)	2,473,274	459,833
Series 2007-50, Class SX, 4.046% (1MO LIBOR + 645), due 06/25/37 (c)	4,289,403	794,704
Series 2009-78, Class XS, 4.336% (1MO LIBOR + 674), due 10/25/39 (c)	6,229,155	1,341,248
Series 2011-124, Class NS, 4.096% (1MO LIBOR + 650), due 12/25/41 (c)	1,387,930	265,806
Series 2012-20, Class SA, 4.046% (1MO LIBOR + 645), due 03/25/42 (c)	1,395,586	244,524
Series 2012-76, Class SC, 3.596% (1MO LIBOR + 600), due 07/25/42 (c)	643,255	108,039
Series 2014-28, Class SD, 3.646% (1MO LIBOR + 650), due 05/25/44 (c)	4,499,868	845,936
Series 2017-53, Class IE, 4.000%, due 07/25/47	1,354,757	171,761
Series 2008-22, Class SB, 3.756% (1MO LIBOR + 616), due 04/25/48 (c)	2,521,932	480,487
		5,123,961
Government National Mortgage Association - 0.6%
Series TBA, 3.000%, due 04/20/47	1,650,000	1,683,709

Government National Mortgage Association Interest-Only Strips - 0.6%
Series 2010-133, Class SD, 3.632% (1MO LIBOR + 607), due 10/16/40 (c)	5,366,160	736,217
Series 2014-102, Class SY, 3.267%, due 02/20/44 (c)	5,485,795	711,668
Series 2018-83, Class HI, 5.000%, due 01/20/48	2,850,486	435,939
		1,883,824

Total Agency Mortgage-Backed Obligations (Cost $24,892,962)		$26,109,087

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6%	Par Value	Value
Ajax Mortgage Loan Trust, Series 2018-A, Class A, 144A, 3.850%, due 04/25/58	$726,297	$739,890
Ajax Mortgage Loan Trust, Series 2018-C, Class A, 4.360%, due 09/25/65 (c)	749,601	758,336
American Express Credit Account, Series 2019-1, Class A, 2.870%, due 10/15/24 (c)	145,000	148,242
Americold, LLC Trust, Series 2010-ART, Class C, 144A, 6.811%, due 01/14/29	50,000	53,340
Applebees/IHOP Funding, LLC, Series 2019-1A, Class A2I, 144A, 4.194%, due 06/07/49 (c)	150,000	151,579
Applebees/IHOP Funding, LLC, Series 2019-1A, Class A2II, 144A, 4.723%, due 06/07/49 (c)	100,000	101,355
Arroyo Mortgage Trust, Series 2019-1, Class A1, 144A, 3.805%, due 01/25/49 (c)	225,142	229,335
Arroyo Mortgage Trust, Series 2019-2, Class A1, 144A, 3.347%, due 04/25/49 (c)	327,771	331,351
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 144A, 5.490%, due 11/15/19 (c)	94,000	94,708
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 144A, 5.840% (1MO LIBOR + 340), due 06/15/35 (c)	140,000	140,697
Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, due 08/15/22	300,000	299,348
Barclays Commercial Mortgage Securities Trust, Series 2018-CBM, Class D, 144A, 4.831% (1MO LIBOR + 2.391), due 07/15/37 (c)	400,000	401,022
Barclays Commercial Mortgage Securities, LLC, Series 2014-BX0, Class E, 144A, 6.190% (1MO LIBOR + 375), due 08/15/27 (c)	236,000	236,063
BCAPB, LLC Trust, Series 2007-AB1, Class A-5, 4.916%, due 03/25/37 (c)	4,008,599	2,581,634
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class I-M-1, 4.485%, due 01/25/35 (c)	436,487	441,867
Bear Stearns Commercial Mortgage Trust, Series 2007-T26, Class AJ, 5.464%, due 01/12/45 (c)	150,000	134,017
Benchmark Mortgage Trust, Series 2018-B4, Class D, 144A, 2.813%, due 07/15/51 (c)	500,000	443,124

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
BHMS Mortgage Trust, Series 2018-ATLS, Class C, 144A, 4.340% (1MO LIBOR + 190), due 07/15/35 (c)	$251,000	$251,073
BHMS Mortgage Trust, Series 2018-ATLS, Class D, 144A, 4.690% (1MO LIBOR + 225), due 07/15/35 (c)	100,000	99,972
BX Trust, Series 2019-IMC, Class D, 144A, 4.400% (1MO LIBOR + 190), due 04/15/34 (c)	184,000	184,575
BX Trust, Series 2018-MCSF, Class E, 144A, 4.589% (1MO LIBOR + 215), due 04/15/35 (c)	126,000	126,473
BX Trust, Series 2018-MCSF, Class F, 144A, 5.086%, due 04/15/35 (c) (d)	140,000	140,701
BX Trust, Series 2018-GW, Class G, 144A, 5.360% (1MO LIBOR + 292), due 05/15/35 (c) (d)	83,000	83,570
BX Trust, Series 2018-BIOA, Class E, 144A, 4.391% (1MO LIBOR + 195.1), due 03/15/37 (c)	343,000	343,642
Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.990%, due 07/17/23	185,000	184,642
Castlelake Aircraft Securitization, Series 2019-1A, Class C, 144A, 6.899%, due 04/15/39 (c)	976,071	972,883
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 144A, 6.272%, due 04/15/44 (c)	156,795	141,217
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class C, 4.878%, due 05/10/58	120,000	128,843
CGGS Commercial Mortgage Trust, Series 2018-WSS, Class D, 144A, 4.740% (1MO LIBOR + 230), due 02/15/20 (c)	142,000	142,269
Chase Mortgage Finance Corp., Series 2019-ATR1, Class A3, 144A, 4.000%, due 04/25/49 (c)	93,694	95,570
CIM Trust, Series 2018-INV1, Class A10, 144A, 4.000%, due 08/25/48	500,000	533,187
CIM Trust, Series 2019-INV2, Class A3, 144A, 4.000%, due 05/25/49 (c)	195,651	202,181
CIM Trust, Series 2016-1, Class B2, 144A, 7.453%, due 07/26/55 (c)	1,000,000	1,010,803
CIM Trust, Series 2016-2, Class B2, 144A, 8.273%, due 02/01/56 (c)	1,000,000	1,009,094
CIM Trust, Series 2016-3, Class B2, 144A, 7.312%, due 02/27/56 (c)	1,000,000	1,005,849

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class D, 144A, 5.262%, due 11/10/46 (c)	$100,000	$102,042
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class D, 144A, 4.132%, due 07/10/49 (c)	500,000	471,414
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class D, 144A, 5.066%, due 11/10/51	380,000	397,638
CLNS Trust, Series 2017-IKPR, Class D, 144A, 4.503% (1MO LIBOR + 205), due 06/11/32 (c)	84,000	84,158
CLNS Trust, Series 2017-IKPR, Class E, 144A, 5.953% (1MO LIBOR + 350), due 06/11/32 (c)	84,000	84,420
CLNS Trust, Series 2017-IKPR, Class F, 144A, 6.953% (1MO LIBOR + 450), due 06/11/32 (c) (d)	84,000	84,630
Commercial Mortgage Trust, Series 2016-GCT, Class F, 144A, 3.461%, due 08/10/29 (c) (d)	150,000	146,972
Countrywide Alternative Loan Trust, Series 2006-HY11, Class A1, 2.524% (1MO LIBOR + 12), due 06/25/36 (c)	489,942	436,979
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 5-A-4, 6.250%, due 08/25/37 (c)	686,446	548,634
Countrywide Alternative Loan Trust, Series 2007-OA4, Class A1, 2.574% (1MO LIBOR + 17), due 05/25/47 (c)	483,303	442,118
Countrywide Asset Backed Securities, Inc., Series 2006-6, Class 1-A-1, 2.574% (1MO LIBOR + 175), due 09/25/36 (c)	1,397,517	1,366,702
Countrywide Home Loan Mortgage Trust, Series 2007-HY5, Class 3-A-1, 3.795%, due 09/25/37 (c)	1,656,991	1,605,317
Credit Suisse Commercial Mortgage Trust, Series 2017-CHOP, Class E, 144A, 5.740% (1MO LIBOR + 330), due 07/15/32 (c)	169,000	169,688
Credit Suisse Commercial Mortgage Trust, Series 2017-LSTK, Class E, 144A, 3.331%, due 04/05/33 (c) (d)	170,000	168,565
Credit Suisse Commercial Mortgage Trust, Series 2018-TOP, Class F, 5.190%, due 08/15/35 (c)	200,000	200,504
Credit Suisse Mortgage Trust, Series 2019-ICE4, Class D, 144A, 4.063% (1MO LIBOR + 160), due 05/15/36 (c)	165,000	165,515
Credit Suisse Mortgage Trust, Series 2019-ICE4, Class E, 144A, 4.613% (1MO LIBOR + 215), due 05/15/36 (c)	189,000	189,656

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class D, 144A, 4.909%, due 01/15/49 (c)	$580,000	$560,214
DB Master Finance, LLC, Series 2019-1A, Class A2I, 144A, 3.787%, due 05/20/49 (c)	170,000	176,758
DB Master Finance, LLC, Series 2019-1A, Class A2II, 144A, 4.021%, due 05/20/49 (c)	90,000	92,830
DBGS Mortgage Trust, Series 2018-5BP, Class F, 144A, 4.890% (1MO LIBOR + 245), due 06/15/33 (c) (d)	140,000	139,716
DBGS Mortgage Trust, Series 2018-BIOD, Class B, 144A, 3.328% (1MO LIBOR + 89), due 05/15/35 (c)	232,035	231,598
DBUBS Mortgage Trust, Series 2017-BRBK, Class E, 144A, 3.648%, due 10/10/34 (c)	220,000	220,791
DBUBS Mortgage Trust, Series 2011-LC1A, Class F, 144A, 5.885%, due 11/10/46 (c)	230,000	235,262
Deephaven Residential Mortgage Trust, Series 2018-3A, Class M1, 144A, 4.357%, due 08/25/58 (c)	500,000	526,029
Discover Card Execution Note Trust, Series 2019-A1, Class A1, 3.040%, due 07/15/24 (c)	235,000	240,873
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2I, 144A, 3.830% (3MO LIBOR + 125), due 07/25/47 (c)	230,888	230,703
Dryden Senior Loan Fund, Series 2018-60A, Class C, 144A, 4.647% (3MO LIBOR + 205), due 07/15/31 (c)	1,000,000	979,986
Dryden Senior Loan Fund, Series 2015-40A, Class CR, 144A, 4.618%, due 08/15/31 (c)	500,000	492,946
First Franklin Mortgage Trust, Series 2004-FF10, Class M-1, 3.679% (1MO LIBOR + 127.50), due 07/25/34 (c)	422,564	417,605
Flagstar Mortgage Trust, Series 2016-6RR, Class B1, 144A, 5.058%, due 10/25/48 (c)	494,026	538,169
Focus Brands Funding, LLC, Series 2017-1A, Class A2II, 144A, 5.093%, due 04/30/47 (c)	176,400	183,847
FREMF Mortgage Trust, Series 2014-K503, Class D, 144A, 0.000%, due 10/25/47 (c) (d)	1,064,300	1,049,084
GMAC Commercial Mortgage Securities, Series 2004-C3, Class D, 5.044%, due 12/10/41 (c)	96,000	95,815
GMAC Commercial Mortgage Securities, Series 2004-C3, Class E, 144A, 5.142%, due 12/10/41 (c)	160,000	160,655

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
GoldenTree Loan Management, L.P., Series 2017-2A, Class D, 144A, 5.241% (3MO LIBOR + 265), due 11/28/30 (c)	$500,000	$477,492
Goldman Sachs Mortgage Securities Trust, Series 2018-TWR, Class A, 144A, 3.340%, due 07/15/31 (c)	215,000	214,828
Goldman Sachs Mortgage Securities Trust, Series 2018-LUAU, Class E, 144A, 4.944% (1MO LIBOR + 255), due 11/15/32 (c)	150,000	150,095
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class F, 144A, 4.540% (1MO LIBOR + 210), due 07/15/35 (c)	1,000,000	988,302
Goldman Sachs Mortgage Securities Trust, Series 2018-RIVR, Class G, 144A, 5.040% (1MO LIBOR + 260), due 07/15/35 (c)	500,000	493,206
GPT 2018-GPP Mortgage Trust, Series 2018-GPP, Class E, 144A, 4.910% (1MO LIBOR + 247), due 06/15/35 (c)	500,000	495,040
GS Mortgage Securities Trust, Series 2016-GS4, Class D, 144A, 3.233%, due 11/10/49	370,000	332,124
GS Mortgage Security Trust, Series 2019-SOHO, Class E, 144A, 4.325% (1MO LIBOR + 187), due 06/15/36 (c)	188,000	187,591
GSAA Home Equity Trust, Series 2005-6, Class M-1, 2.860% (1MO LIBOR + 43), due 06/25/35 (c)	1,300,000	1,255,671
GSAA Home Equity Trust, Series 2006-4, Class 4A3, 4.198%, due 03/25/36 (c)	672,105	528,515
GSAA Home Equity Trust, Series 2007-7, Class A4, 2.700%, due 07/25/37 (c)	540,523	513,173
Home Partners of America Trust, Series 2018-1, Class D, 144A, 3.882% (1MO LIBOR + 145), due 07/17/37 (c)	135,000	133,720
Home Partners of America Trust, Series 2018-1, Class E, 144A, 4.282% (1MO LIBOR + 185), due 07/17/37 (c)	1,000,000	999,997
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 144A, 5.650% (1MO LIBOR + 315), due 11/15/26 (c)	189,000	189,769
IMT Trust, Series 2017-APTS, Class EFL, 144A, 4.590% (1MO LIBOR + 215), due 06/15/34 (c)	182,000	182,308
IMT Trust, Series 2017-APTS, Class FFL, 144A, 5.290% (1MO LIBOR + 285), due 06/15/34 (c) (d)	56,000	55,737

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
Jack in the Box Funding, LLC, Series 2019-1A, Class A2II, 144A, 0.000%, due 08/25/49 (c)	$115,000	$115,000
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class C, 4.169%, due 05/15/48 (c)	400,000	411,197
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class C, 144A, 4.040% (1MO LIBOR + 160), due 06/15/32 (c)	210,052	211,108
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class D, 144A, 4.540% (1MO LIBOR + 210), due 06/15/32 (c)	83,432	84,005
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-LAQ, Class E, 144A, 5.440% (1MO LIBOR + 300), due 06/15/32 (c) (d)	26,502	26,717
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 144A, 0.000% (1MO LIBOR + 216), due 07/15/36 (c)	125,000	125,000
JPMorgan Chase Commercial Mortgage Trust, Series 2018-PHH, Class C, 144A, 3.800%, due 06/15/23 (c)	45,000	45,052
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class EFX, 144A, 5.542%, due 07/05/23 (c)	141,000	149,601
JPMorgan Chase Commercial Mortgage Trust, Series 2018-WPT, Class FFX, 144A, 5.542%, due 07/05/23 (c)	1,500,000	1,541,499
JPMorgan Chase Commercial Mortgage Trust, Series 2018-BCON, Class E, 3.756%, due 01/05/31 (c) (d)	300,000	303,386
JPMorgan Chase Commercial Mortgage Trust, Series 2015-MAR7, Class D, 144A, 5.227%, due 06/05/32 (c)	113,000	115,489
JPMorgan Chase Commercial Mortgage Trust, Series 2004-CIBC10, Class D, 5.097%, due 01/12/37	189,000	190,311
JPMorgan Chase Commercial Mortgage Trust, Series 2011-C5, Class D, 5.375%, due 08/15/46 (c) (d)	268,000	271,929
JPMorgan Chase Commercial Mortgage Trust, Series 2018-6, Class B2, 144A, 4.004%, due 12/25/48 (c)	391,200	410,016
JPMorgan Chase Commercial Mortgage Trust, Series 2007-LDPX, Class A-M, 5.464%, due 01/15/49 (c)	6,212	6,221
JPMorgan Chase Commercial Mortgage Trust, Series 2018-8, Class B1, 144A, 4.230%, due 01/25/49 (c)	492,436	531,137

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 144A, 4.701%, due 03/10/49	$274,000	$263,983
Madison Avenue Trust, Series 2013-650M, Class E, 4.034%, due 10/12/32 (c) (d)	268,000	265,811
Marlette Funding Trust, Series 2019-3A, Class B, 144A, 0.000%, due 09/17/29 (c)	200,000	199,981
Mill City Mortgage Trust, Series 2018-3, Class A1, 144A, 3.500%, due 08/25/58 (c)	329,167	336,977
Monarch Beach Resort Trust, Series 2018-MBR, Class F, 4.990%, due 07/15/35 (c)	307,000	308,157
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C17, Class C, 4.465%, due 08/15/47 (c)	1,117,000	1,144,007
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C20, Class D, 144A, 3.071%, due 02/15/48 (c) (d)	42,000	39,045
Morgan Stanley BofA Mortgage Loan Trust, Series 2015-C22, Class C, 4.378%, due 04/15/48 (c)	1,000,000	1,034,006
Morgan Stanley Capital I Trust, Series 2017-JWDR, Class E, 144A, 5.444% (1MO LIBOR + 305), due 11/15/34 (c)	158,000	159,186
Morgan Stanley Capital I Trust, Series 2018-SUN, Class D, 144A, 4.090% (1MO LIBOR + 165), due 07/15/35 (c)	40,000	40,151
Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 144A, 4.990% (1MO LIBOR + 255), due 07/15/35 (c)	60,000	60,526
Morgan Stanley Capital I Trust, Series 2018-SUN, Class G, 144A, 5.490% (1MO LIBOR + 305), due 07/15/35 (c) (d)	40,000	40,251
Morgan Stanley Capital I Trust, Series 2006-NC1, Class M-1, 2.810% (1MO LIBOR + 380), due 12/25/35 (c)	1,000,000	973,377
Morgan Stanley Capital I Trust, Series 2019-PLND, Class E, 144A, 4.650% (1MO LIBOR + 215), due 05/15/36 (c)	189,000	189,103
MSCG Trust, Series 2018-SELF, Class F, 144A, 5.490% (1MO LIBOR + 305), due 10/15/28 (c) (d)	199,000	199,251
MVW Owner Trust, Series 2018-1A, Class A, 144A, 3.450%, due 01/21/36 (c)	103,090	106,339
Natixis Commercial Mortgage Securities, Series 2018-FL1, Class C, 144A, 4.673% (1MO LIBOR + 220), due 06/15/35 (c)	141,000	139,722

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A2, 144A, 3.690%, due 10/16/23 (c)	$160,000	$164,351
OHA Loan Funding Ltd., Series 2013-1A, Class CR2, 4.661%, due 07/23/31 (c)	500,000	493,628
PFP Ltd., Series 2017-4, Class D, 144A, 6.073% (1MO LIBOR + 360), due 07/14/35 (c)	1,000,000	999,795
PR Mortgage Loan Trust, Series 2014-1, Class APT, 144A, 5.911%, due 10/25/49 (c) (d)	1,865,055	1,855,548
Rait Trust, Series 2017-FL7, Class B, 144A, 4.040% (1MO LIBOR + 160), due 06/15/37 (c)	169,000	169,000
Residential Accredited Loans, Inc., Series 2006-QS15, Class A-3, 6.500%, due 10/25/36	1,005,176	967,573
Slide, Series 2018-FUN, Class F, 144A, 5.440% (1MO LIBOR + 300), due 06/15/31 (c)	1,224,832	1,234,795
SoFi Consumer Loan Program Trust, Series 2018-1, Class C, 144A, 3.970%, due 02/25/27 (c)	250,000	256,253
SoFi Consumer Loan Program Trust, Series 2018-2, Class C, 144A, 4.250%, due 04/26/27	215,000	221,653
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 2.564% (1MO LIBOR + 16), due 10/25/36 (c)	965,091	842,367
Sunrun Calisto Issuer, LLC, Series 2019-1A, Class A, 3.980%, due 06/30/54 (c)	150,000	150,000
Taco Bell Fund, LLC, Series 2016-1A, Class A23, 144A, 4.970%, due 05/25/46	424,340	452,645
Textainer Marine Containers Ltd., Series 2018-1A, Class A, 4.110%, due 08/20/43	84,060	84,936
Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 144A, 5.647% (3MO LIBOR + 318), due 11/11/34 (c)	113,411	113,764
Towd Point Mortgage Trust, Series 2017-3, Class A1, 144A, 2.750%, due 07/01/57 (c)	182,658	183,422
Towd Point Mortgage Trust, Series 2019-1, Class A, 144A, 3.750%, due 03/25/58 (c)	180,400	187,570
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.000%, due 06/25/58 (c)	240,149	242,663
UBS Commercial Mortgage Trust, Series 2018-C8, Class C, 4.704%, due 02/15/51 (c)	95,000	100,904

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 18.6% (Continued)	Par Value	Value
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class D, 144A, 6.051%, due 01/10/45 (c)	$142,000	$149,239
Velocity Commercial Capital Loan Trust, Series 2016-1, Class A-FX, 144A, 3.534%, due 04/25/46	49,800	49,700
Verizon Owner Trust, Series 2017-1A, Class A, 144A, 2.060%, due 09/20/21	159,087	158,899
Verus Securitization Trust, Series 2018-1, Class B1, 144A, 3.801%, due 01/25/58 (c)	500,000	512,324
Verus Securitization Trust, Series 2018-2, Class B1, 144A, 4.426%, due 06/01/58 (c)	900,000	944,414
Verus Securitization Trust, Series 2018-3, Class M1, 144A, 4.595%, due 10/25/58 (c)	300,000	310,633
WAMU Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1, 3.570%, due 03/25/37 (c)	637,998	554,091
Wells Fargo Commercial Mortgage Trust, Series 2015-LC5, Class D, 144A, 4.761%, due 10/15/45 (c) (d)	385,000	397,457
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C, 5.030%, due 06/15/49	141,000	152,209
Wells Fargo Commercial Mortgage Trust, Series 2019-C49, Class D, 144A, 3.000%, due 03/15/52 (c)	1,090,000	933,502
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1, 144A, 4.000%, due 04/25/49 (c)	474,012	484,474
Wells Fargo Mortgage Backed Securities Trust, Series 2006-8, Class A18, 6.000%, due 07/25/36 (c)	332,560	321,697
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class E, 144A, 3.500%, due 03/15/48	900,000	745,486
Total Non-Agency Mortgage-Backed Obligations (Cost $57,954,737)		$58,850,386

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.9%	Par Value	Value
Bank, Series 2019-BN17, Class XA, 1.038%, due 04/15/52 (c)	$3,429,978	$288,769
Barclays Commercial Mortgage Securities, LLC, Series 2017-C1, Class X-A, 1.508%, due 02/01/27 (c)	1,955,647	172,870

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.9% (Continued)	Par Value	Value
Benchmark Mortgage Trust, Series 2018-B4, Class XA, 0.542%, due 07/15/51 (c)	$6,916,365	$255,460
Benchmark Mortgage Trust, Series 2018-B4, Class X-D, 144A, 1.750%, due 07/15/51 (c)	7,000,000	919,875
Benchmark Mortgage Trust, Series 2019-B10, Class XB, 0.900%, due 03/15/62 (c)	2,820,000	222,066
Benchmark Mortgage Trust, Series 2019-B10, Class XA, 1.233%, due 03/15/62 (c)	3,548,735	333,900
CD Commercial Mortgage Trust, Series 2016-CD1, Class X-A, 1.419%, due 08/10/26 (c)	1,955,692	148,930
CD Commercial Mortgage Trust, Series 2017-CD4, Class X-A, 1.316%, due 05/01/50 (c)	1,742,778	131,832
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class X-A, 1.655%, due 06/15/50 (c)	1,410,801	130,231
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class X-A, 1.722%, due 05/10/58 (c)	766,261	68,444
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class X-A, 1.989%, due 08/10/26 (c)	937,368	95,588
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class X-A, 1.899%, due 05/10/49 (c)	813,601	83,943
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class XA, 1.066%, due 09/15/50 (c)	1,011,582	62,354
Commercial Mortgage Trust, Series 2012-LC4, Class X-A, 144A, 2.106%, due 12/10/44 (c)	13,234,291	575,017
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.632%, due 07/10/45 (c)	52,000	48,196
Commercial Mortgage Trust, Series 2013-CCRE12, Class X-A, 1.166%, due 10/01/46 (c)	3,376,005	142,665
Commercial Mortgage Trust, Series 2015-LC21, Class X-A, 0.769%, due 07/10/48 (c)	1,820,302	57,045
Commercial Mortgage Trust, Series 2016-CR28, Class D, 3.896%, due 02/10/49 (c)	30,000	30,190
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class X-A, 1.789%, due 01/15/49 (c)	973,840	82,373
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class X-A, 0.725%, due 11/15/50 (c)	5,580,528	268,063

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.9% (Continued)	Par Value	Value
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class X-A, 144A, 0.781%, due 08/15/51 (c)	$4,781,583	$215,460
FREMF Mortgage Trust, Series 2014-K503, Class X2A, 144A, 0.100%, due 10/25/47 (c) (d)	263,070	51
FREMF Mortgage Trust, Series 2014-K503, Class X2B, 144A, 0.100%, due 10/25/47 (c) (d)	2,554,200	1,265
Goldman Sachs Mortgage Securities Trust, Series 2013-GC10, Class X-A, 1.514%, due 01/10/23 (c)	2,053,410	93,766
Goldman Sachs Mortgage Securities Trust, Series 2011-GC3, Class X, 144A, 0.817%, due 03/10/44 (c)	15,487,184	152,761
Goldman Sachs Mortgage Securities Trust, Series 2016-GS2, Class X-A, 1.657%, due 05/10/49 (c)	1,031,187	83,041
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class X-A, 1.144%, due 04/15/47 (c)	18,497,546	447,864
JPMBB Commercial Mortgage Securities Trust, Series 2016-C2, Class X-A, 1.682%, due 06/01/49 (c)	1,236,976	89,721
L Street Securities, Series 2017-PM1, Class XIO, 144A, 0.000%, due 11/25/47 (c)	818,978,210	1,167,208
LSTAR Commercial Mortgage Trust, Series 2016-4, Class X-A, 144A, 1.882%, due 03/01/49 (c)	1,468,467	94,739
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 144A, 1.109%, due 03/10/50 (c)	2,634,913	110,097
Morgan Stanley BofA Mortgage Loan Trust, Series 2013-C13, Class X-A, 1.166%, due 11/15/46 (c)	5,354,943	192,079
Morgan Stanley BofA Mortgage Loan Trust, Series 2014-C19, Class X-A, 1.089%, due 12/01/47 (c)	3,378,882	110,128
Morgan Stanley Capital I Trust, Series 2016-UB12, Class X-A, 0.792%, due 12/15/49 (c)	3,178,112	130,977
Morgan Stanley Capital I Trust, Series 2017-BNK8, Class X-E, 144A, 1.274%, due 11/15/50 (c)	7,050,000	647,520
Morgan Stanley Capital I Trust, Series 2018-BN11, Class X-A, 0.497%, due 03/15/61 (c)	11,733,446	433,347
Societe Generale Commercial Mortgage Securities Trust, Series 2016-C5, Class X-A, 1.992%, due 10/01/48 (c)	1,162,400	111,720
UBS Commercial Mortgage Trust, Series 2018-C8, Class X-A, 0.887%, due 02/15/51 (c)	1,379,389	83,183

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 2.9% (Continued)	Par Value	Value
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class X-E, 144A, 1.300%, due 12/15/50 (c)	$5,000,000	$444,714
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class X-A, 0.996%, due 06/15/51 (c)	5,448,909	339,969
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class X-A, 0.948%, due 08/15/51 (c)	3,529,823	214,870
Total Non-Agency Mortgage-Backed Obligation Interest-Only Strips (Cost $8,795,932)		$9,282,291

ASSET-BACKED SECURITIES - 2.3%	Par Value	Value
American Express Credit Account Master Trust, Series 2017-6, Class A, 2.040%, due 05/15/23	$350,000	$349,870
Arroyo Mortgage Trust, Series 2018-1, Class A1, 144A, 3.763%, due 04/25/48	156,132	160,137
Citibank Credit Card Issuance, Series 2017-A3, Class A3, 1.920%, due 04/07/22	125,000	124,732
Coinstar Funding, LLC, Series 2017-1A, Class A2, 144A, 5.216%, due 04/25/47	269,500	278,996
CommonBond Student Loan Term, Series 2018-BGS, Class C, 144A, 4.120%, due 09/25/45 (c)	100,000	101,586
DB Master Finance, LLC, Series 2017-1A, Class A2I, 144A, 3.629%, due 11/20/47	197,000	201,373
Discover Card Execution Note Trust, Series 2016-A4, Class A4, 1.390%, due 03/15/22	225,000	224,497
Domino's Pizza Master Issuer, LLC, Series 2017-1A, Class A2II, 144A, 3.082%, due 07/25/47	196,500	196,797
Earnest Student Loan Program, LLC, Series 2016-C, Class B, 144A, 4.460%, due 01/26/37	326,085	340,865
Ford Credit Auto Owner Trust, Series 2016-C, Class A3, 1.220%, due 03/15/21	84,903	84,544
Helios Issuer, LLC, Series 2017-1A, Class A, 144A, 4.940%, due 09/20/49 (c)	1,081,513	1,149,543
Mosaic Solar Loans, LLC, Series 2018-1A, Class A, 144A, 4.010%, due 06/22/43	384,725	393,471

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 2.3% (Continued)	Par Value	Value
Mosaic Solar Loans, LLC, Series 2018-2GS, Class B, 144A, 4.740%, due 02/20/44 (c)	$450,000	$454,285
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A, 4.200%, due 02/22/44	412,807	423,589
OSCAR US Funding Trust, Series 2018-2A, Class A4, 144A, 3.630%, due 09/10/25 (c)	150,000	147,334
Santander Drive Auto Receivable, Series 2018-1, Class E, 144A, 4.370%, due 05/15/25 (c)	750,000	763,480
SoFi Consumer Loan Program Trust, Series 2018-3, Class C, 144A, 4.670%, due 08/25/27	150,000	156,480
SoFi Consumer Loan Program Trust, Series 2018-4, Class D, 144A, 4.760%, due 11/26/27	500,000	516,740
Structured Agency Credit Risk Debt Notes, Series 15-DNA1, Class M2, 4.254%, due 10/25/27 (c)	163,934	165,319
Wendy's Funding LLC, Series 2019-1A, Class A2I, 144A, 3.783%, due 06/15/49	100,000	100,591
Wingstop Funding, LLC, Series 2018-1, Class A2, 144A, 4.970%, due 12/05/48 (c)	997,500	1,042,217
Total Asset-Backed Securities (Cost $7,148,604)		$7,376,446

COLLATERALIZED LOAN OBLIGATIONS - 3.3%	Par Value	Value
Annisa CLO Ltd., Series 2016-2A, Class CR, 144A, 4.592% (3MO LIBOR + 200), due 07/20/31 (c)	$1,000,000	$977,746
Apidos CLO, Series 2016-24A, Class CR, 144A, 5.641% (3MO LIBOR + 305), due 10/20/30 (c)	500,000	488,369
Ares CLO Ltd., Series 2018-49A, Class C, 144A, 4.542%, due 07/22/30 (c)	1,000,000	970,203
Atrium CDO Corp., Series 2013-9R, Class D-R, 144A, 6.121% (3MO LIBOR + 360), due 05/28/30 (c)	500,000	500,181
Avery Point CLO Ltd., Series 2015-6A, Class AR, 144A, 3.615% (3MO LIBOR + 105), due 08/05/27 (c)	500,000	499,706
Babson CLO Ltd., Series 2012-II, Class SUB, 144A, 0.000%, due 05/15/23 (d)	1,000,000	34,632
BlueMountain CLO Ltd., Series 2016-2A, Class C, 144A, 6.620% (3MO LIBOR + 410), due 08/20/28 (c)	500,000	500,162

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED LOAN OBLIGATIONS - 3.3% (Continued)	Par Value	Value
BlueMountain CLO Ltd., Series 2012-2A, Class DR, 144A, 5.420% (3MO LIBOR + 290), due 11/20/28 (c)	$350,000	$344,025
Canyon Capital CLO Ltd., Series 2014-1A, Class CR, 144A, 5.333%, due 01/30/31 (c)	250,000	233,770
Carlyle Global Market Strategies CLO, Series 2015-3A, Class CR, 144A, 5.432% (3MO LIBOR + 285), due 07/28/28 (c)	500,000	498,753
CIFC Funding CLO Ltd., Series 2015-5A, Class CR, 144A, 5.530% (3MO LIBOR + 295), due 10/25/27 (c)	345,000	344,136
Dryden Senior Loan Fund, Series 2014-33A, Class DR2, 144A, 6.447% (3MO LIBOR + 385), due 04/15/29 (c)	500,000	499,705
Galaxy CLO Ltd., Series 2018-29A, Class D, 4.918% (3MO LIBOR + 240), due 11/15/26 (c)	250,000	244,769
Galaxy CLO Ltd., Series 2016-22A, Class DR, 144A, 5.701% (3MO LIBOR + 310), due 07/16/28 (c)	250,000	244,082
LCM CLO Ltd. Partnership, Series 20A, Class DR, 144A, 5.392% (3MO LIBOR + 280), due 10/20/27 (c)	250,000	246,673
LCM CLO Ltd. Partnership, Series 22A, Class CR, 144A, 5.392% (3MO LIBOR + 280), due 10/20/28 (c)	350,000	339,444
Newark BSL CLO 1 Ltd., Series 2016-1A, Class C, 144A, 6.582% (3MO LIBOR + 400), due 12/21/29 (c)	500,000	500,487
Palmer Square Loan Funding CLO Ltd., Series 2018-3A, Class C, 144A, 4.818% (3MO LIBOR + 230), due 08/15/26 (c)	1,000,000	970,746
Symphony CLO XIV Ltd., Series 2014-14A, Class D-2, 144A, 6.397% (3MO LIBOR + 360), due 07/14/26 (c)	500,000	500,079
TPG Real Estate Finance, Series 2018-FL2, Class D, 144A, 5.094% (1MO LIBOR + 270), due 11/15/37 (c)	125,000	126,033
Voya CLO Ltd., Series 2016-2A, Class C, 144A, 6.842% (3MO LIBOR + 425), due 07/19/28 (c)	500,000	500,100
Westcott Park CLO Ltd., Series 2016-1A, CLASS DR, 144A, 0.000% (3MO LIBOR + 325), due 07/20/28 (c)	500,000	497,379
Wind River CLO I Ltd., Series 2012-1A, Class D-R, 144A, 6.697% (3MO LIBOR + 410), due 01/15/26 (c)	250,000	249,514
Total Collateralized Loan Obligations (Cost $11,179,022)		$10,310,694

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.9%	Par Value	Value
Communication Services - 0.6%
AT&T, Inc., 5.250%, due 03/01/37	$115,000	$128,951
AT&T, Inc., 5.150%, due 02/15/50	260,000	286,320
Charter Communications Operating, LLC, 4.908%, due 07/23/25	120,000	130,234
Charter Communications Operating, LLC, 5.050%, due 03/30/29	312,000	343,514
Comcast Corp., 3.700%, due 04/15/24	180,000	190,988
Comcast Corp., 4.700%, due 10/15/48	240,000	278,927
Interpublic Group of Cos., Inc. (The), 4.650%, due 10/01/28	55,000	60,015
Interpublic Group of Cos., Inc. (The), 5.400%, due 10/01/48	65,000	72,230
Verizon Communications, Inc., 4.272%, due 01/15/36 (b)	85,000	91,686
Verizon Communications, Inc., 4.522%, due 09/15/48	260,000	290,718
Viacom, Inc., 4.375%, due 03/15/43	95,000	92,788
		1,966,371
Consumer Discretionary - 0.4%
Allied Universal Holdco, LLC, 144A, 6.625%, due 07/15/26	60,000	60,975
Expedia, Inc., 5.000%, due 02/15/26	235,000	255,228
Expedia, Inc., 3.800%, due 02/15/28	240,000	243,587
Ford Motor Co., 7.450%, due 07/16/31	55,000	64,901
General Motors Financial Co., Inc., 3.588% (3MO LIBOR + 99), due 01/05/23 (c)	150,000	147,464
General Motors Financial Co., Inc., 3.950%, due 04/13/24	40,000	40,801
Hasbro, Inc., 3.500%, due 09/15/27	70,000	70,874
Home Depot, Inc. (The), 3.900%, due 06/15/47	65,000	70,241
Molson Coors Brewing Co., 1.250%, due 07/15/24	150,000	175,192
		1,129,263
Consumer Staples - 0.4%
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc., 144A, 4.900%, due 02/01/46	60,000	66,265
Anheuser-Busch InBev Worldwide, Inc., 4.600%, due 04/15/48	265,000	281,535
BAT Capital Corp., 144A, 3.398% (3MO LIBOR + 100), due 08/15/22 (c)	20,000	20,023
BAT Capital Corp., 144A, 4.540%, due 08/15/47	270,000	249,447
Dollar Tree, Inc., 4.000%, due 05/15/25	120,000	124,610
Kraft Heinz Food Co., 3.000%, due 06/01/26	295,000	286,770

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.9% (Continued)	Par Value	Value
Consumer Staples - 0.4% (Continued)
Smithfield Foods, Inc., 144A, 4.250%, due 02/01/27	$135,000	$137,390
		1,166,040
Energy - 1.4%
Andeavor, 5.125%, due 12/15/26	150,000	167,472
Concho Resources, Inc., 4.300%, due 08/15/28	680,000	732,700
Continental Resources, Inc., 4.375%, due 01/15/28 (b)	465,000	489,645
Enbridge, Inc., 4.250%, due 12/01/26 (b)	385,000	417,120
Energy Transfer Operating, L.P., 6.000%, due 06/15/48	240,000	273,092
Energy Transfer Partners, L.P., 4.750%, due 01/15/26	60,000	64,040
Enterprise Products Operating, 3.900%, due 02/15/24	420,000	444,977
EQT Midstream Partners, L.P., 4.750%, due 07/15/23	55,000	56,924
Kinder Morgan Energy Partners, 6.950%, due 01/15/38	50,000	63,855
Kinder Morgan, Inc., 5.200%, due 03/01/48	250,000	282,169
Marathon Oil Corp., 4.400%, due 07/15/27	415,000	439,564
Marathon Petroleum Corp., 5.125%, due 12/15/26	60,000	65,823
Murphy Oil Corp., 5.750%, due 08/15/25	25,000	25,888
NGPL Pipeco, LLC, 144A, 4.875%, due 08/15/27	50,000	53,125
Noble Energy, Inc., 3.850%, due 01/15/28 (b)	111,000	113,294
Sabine Pass Liquefaction, LLC, 5.000%, due 03/15/27	60,000	65,700
Schlumberger Holding Corp., 144A, 3.900%, due 05/17/28	145,000	150,538
Williams Cos., Inc. (The), 3.600%, due 03/15/22	235,000	240,948
Williams Cos., Inc. (The), 4.550%, due 06/24/24	307,000	330,117
		4,476,991
Financials - 1.9%
Air Lease Corp., 3.250%, due 03/01/25 (b)	130,000	130,493
American International Group, Inc., 4.750%, due 04/01/48	260,000	285,985
AXA Equitable Holdings, Inc., 3.900%, due 04/20/23	180,000	187,333
Bank of America Corp., 3.458%, due 03/15/25	110,000	113,963
Capital One Financial Corp., 3.303% (3MO LIBOR + 72), due 01/30/23 (b)(c)	195,000	194,303
Citigroup, Inc., 3.138% (BBSW + 155), due 05/04/21 (c)	245,000	174,539
Citigroup, Inc., 3.625% (3MO LIBOR + 110), due 05/17/24 (c)	115,000	115,918
Citigroup, Inc., 4.750%, due 05/18/46	220,000	247,221
Crown Castle International Corp., 3.650%, due 09/01/27	65,000	66,302
Crown Castle International Corp., 4.300%, due 02/15/29	165,000	178,171

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.9% (Continued)	Par Value	Value
Financials - 1.9% (Continued)
Discover Financial Services, 4.100%, due 02/09/27	$125,000	$129,823
First Maryland Capital II, 3.429% (3MO LIBOR + 85), due 02/01/27 (c)	250,000	226,443
Fiserv, Inc., 3.500%, due 07/01/29	325,000	332,772
Goldman Sachs Group, Inc. (The), 3.274% (3MO LIBOR + 75), due 02/23/23 (c)	170,000	169,456
Goldman Sachs Group, Inc. (The), 1.375%, due 05/15/24	150,000	176,691
JPMorgan Chase & Co., 3.625%, due 12/01/27	135,000	139,030
JPMorgan Chase & Co., 3.509%, due 01/23/29 (c)	225,000	233,291
JPMorgan Chase &Co., 3.702%, due 05/06/30	65,000	68,294
Liberty Mutual Group, Inc., 144A, 6.500%, due 05/01/42	50,000	65,938
Morgan Stanley, 3.737%, due 04/24/24	120,000	125,049
MPT Operating Partnership, L.P., 5.250%, due 08/01/26	55,000	57,475
MPT Operating Partnership, L.P., 5.000%, due 10/15/27	50,000	51,500
PNC Financial Services Group, Inc., 3.500%, due 01/23/24	95,000	99,592
Prudential Financial, Inc., 3.905%, due 12/07/47	45,000	46,631
Public Storage, 3.385%, due 05/01/29	60,000	62,749
Santander Holdings USA, Inc., 3.400%, due 01/18/23	120,000	121,616
Synchrony Financial, 3.950%, due 12/01/27	65,000	64,699
U.S. Bancorp, 3.375%, due 02/05/24	99,000	103,464
U.S. Bancorp, 3.600%, due 09/11/24	55,000	57,757
U.S. Bancorp, 3.150%, due 04/27/27	170,000	176,260
U.S. Bancorp, Series I, 5.125% (3MO LIBOR + 348.60), due 12/31/49 (b)(c)	225,000	229,500
U.S. Bank National Association, 3.000%, due 02/04/21	280,000	283,338
USB Capital IX, 3.617% (3MO LIBOR + 150), due 12/31/49 (c)	405,000	332,100
Wachovia Capital Trust II, 5.570%, due 03/29/49 (c)	430,000	430,537
Wells Fargo & Co., 2.880%, due 07/27/21 (c)	200,000	142,095
Wells Fargo & Co., 3.250%, due 04/27/22	200,000	145,851
Wells Fargo & Co., 4.750%, due 12/07/46	250,000	284,390
Willis North America, Inc., 4.500%, due 09/15/28	60,000	64,098
		6,114,667
Health Care - 0.6%
Becton, Dickinson and Co., 4.669%, due 06/06/47	250,000	279,581

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.9% (Continued)	Par Value	Value
Health Care - 0.6% (Continued)
Celgene Corp., 4.550%, due 02/20/48	$270,000	$306,267
Cigna Corp., 144A, 3.487% (3MO LIBOR + 89), due 07/15/23 (c)	95,000	94,593
Cigna Corp., 144A, 4.900%, due 12/15/48 (b)	340,000	369,146
CVS Health Corp., 5.050%, due 03/25/48	240,000	254,016
HCA, Inc., 5.000%, due 03/15/24	170,000	184,875
Thermo Fisher Scientific, 0.750%, due 09/12/24	100,000	116,230
UnitedHealth Group, Inc., 2.375%, due 10/15/22 (b)	300,000	300,639
		1,905,347
Industrials - 0.3%
CSX Corp., 3.800%, due 11/01/46 (b)	70,000	70,549
FedEx Corp., 4.950%, due 10/17/48 (b)	245,000	266,260
General Electric Co., 5.875%, due 01/14/38	60,000	67,898
John Deere Capital Corp., 3.450%, due 01/10/24	80,000	83,843
John Deere Capital Corp., 2.600%, due 03/07/24	75,000	75,706
Lockheed Martin Corp., 4.700%, due 05/15/46	105,000	126,670
Penske Truck Leasing Co., L.P., 144A, 4.200%, due 04/01/27	60,000	62,254
Reynolds American, Inc., 4.000%, due 06/12/22 (b)	70,000	72,602
		825,782
Information Technology - 0.7%
Apple, Inc., 0.875%, due 05/24/25	115,000	137,310
Arrow Electronics, Inc., 3.875%, due 01/12/28	25,000	24,729
Banff Merger Sub, Inc., 144A, 9.750%, due 09/01/26	245,000	212,538
Broadcom, Inc., 144A, 4.750%, due 04/15/29	241,000	246,071
Dell International LLC, 144A, 8.100%, due 07/15/36	46,000	56,420
Dell, Inc., 144A, 8.350%, due 07/15/46	617,000	777,838
Microchip Technology, Inc., 4.333%, due 06/01/23	215,000	223,806
Micron Technology, Inc., 5.327%, due 02/06/29	325,000	344,500
Microsoft Corp., 2.400%, due 08/08/26	290,000	291,376
		2,314,588
Materials - 0.2%
International Paper Co., 4.350%, due 08/15/48	280,000	272,898
Mosaic Co. (The), 4.050%, due 11/15/27	115,000	118,557
Owens Corning, 4.400%, due 01/30/48	70,000	59,273
Standard Industries, Inc., 144A, 5.000%, due 02/15/27	50,000	50,375

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT-GRADE CORPORATE OBLIGATIONS - 6.9% (Continued)	Par Value	Value
Materials - 0.2% (Continued)
WestRock Co., 3.750%, due 03/15/25	$65,000	$67,526
		568,629
Real Estate - 0.2%
American Tower Corp., 2.250%, due 01/15/22	240,000	238,764
American Tower Corp., 1.950%, due 05/22/26	100,000	121,308
American Tower Corp., 3.950%, due 03/15/29	60,000	62,499
Welltower, Inc., 3.950%, due 09/01/23	125,000	131,331
		553,902
Utilities - 0.2%
Dominion Energy, Inc., 0.000%, due (b)	4,100	424,596
Vistra Operations Co., LLC, 144A, 3.550%, due 07/15/24	230,000	231,150
Williams Partners, L.P., 4.300%, due 03/04/24	75,000	79,558
		735,304

Total Investment-Grade Corporate Obligations (Cost $20,716,039)		$21,756,884

HIGH YIELD CORPORATE OBLIGATIONS - 11.2%	Par Value	Value
Communication Services - 1.5%
AMC Networks, Inc., 4.750%, due 08/01/25	$50,000	$50,750
Block Communications, Inc., 6.875%, due 02/15/25	50,000	52,125
Cablevision Systems Corp., 5.875%, due 09/15/22	60,000	63,375
CBS Radio, Inc., 144A, 7.250%, due 11/01/24	25,000	26,312
CCO Holdings, LLC, 144A, 5.750%, due 02/15/26	195,000	204,750
CCO Holdings, LLC, 144A, 5.125%, due 05/01/27	350,000	362,250
CCO Holdings, LLC, 144A, 5.000%, due 02/01/28	210,000	214,462
CenturyLink, Inc., 5.800%, due 03/15/22	25,000	26,125
Clear Channel Worldwide Holdings, Inc., 144A, CV, 9.250%, due 02/15/24	20,000	21,700
Comcel Trust, 6.875%, due 02/06/24	200,000	206,750
CSC Holdings, LLC, 5.250%, due 06/01/24	95,000	98,681
CSC Holdings, LLC, 144A, 5.500%, due 04/15/27	200,000	209,750
Cumulus Media New Holding, Inc., 144A, 6.750%, due 07/01/26	25,000	24,937

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Communication Services - 1.5% (Continued)
DISH DBS Corp., 5.000%, due 03/15/23	$50,000	$48,125
DISH Network Corp., CV, 3.375%, due 08/15/26	250,000	242,890
Embarq Corp., 7.995%, due 06/01/36	50,000	48,312
Frontier Communications Corp., 6.875%, due 01/15/25	10,000	5,600
Frontier Communications Corp., 11.000%, due 09/15/25 (b)	10,000	6,212
Frontier Communications Corp., 144A, 8.000%, due 04/01/27	45,000	46,800
GCI Liberty, Inc., 144A, 1.750%, due 09/30/46	270,000	314,126
Gray Escrow, Inc., 144A, 7.000%, due 05/15/27 (b)	125,000	135,625
GTT Communications, Inc., 144A, 7.875%, due 12/31/24 (b)	70,000	57,137
HC2 Holdings, Inc., 144A, 11.500%, due 12/01/21	130,000	114,238
Hughes Satellite Systems Corp., 6.625%, due 08/01/26 (b)	25,000	26,281
iHeartCommunications, Inc., 6.375%, due 05/01/26	15,000	15,919
iHeartCommunications, Inc., 8.375%, due 05/01/27	10,000	10,475
InterActiveCorp, 0.875%, due 06/15/26	250,000	250,458
Level 3 Financing, Inc., 5.375%, due 01/15/24	95,000	97,019
Level 3 Financing, Inc., 5.250%, due 03/15/26	45,000	46,575
MGIC Investment Corp., 5.750%, due 08/15/23	135,000	146,475
Netflix, Inc., 5.875%, due 11/15/28 (b)	50,000	55,125
Netflix, Inc., 144A, 5.375%, due 11/15/29	210,000	223,125
Nexstar Escrow Corp., 144A, 5.625%, due 08/01/24 (b)	50,000	51,750
Sinclair Television Group, Inc., 144A, 5.125%, due 02/15/27	50,000	49,063
Sirius XM Radio, Inc., 144A, 4.625%, due 05/15/23 (b)	200,000	202,750
Sirius XM Radio, Inc., 144A, 4.625%, due 07/15/24	15,000	15,338
Sirius XM Radio, Inc., 144A, 6.000%, due 07/15/24	25,000	25,775
Sirius XM Radio, Inc., 144A, 5.375%, due 07/15/26	225,000	232,875
Sirius XM Radio, Inc., 144A, 5.000%, due 08/01/27	125,000	127,031
Sirius XM Radio, Inc., 144A, 5.500%, due 07/01/29	30,000	30,750
Sprint Capital Corp., 6.875%, due 11/15/28	65,000	67,356
Sprint Corp., 7.125%, due 06/15/24	60,000	63,450
Sprint Corp., 7.625%, due 03/01/26 (b)	25,000	26,625
T-Mobile USA, Inc., 6.000%, due 04/15/24	20,000	20,850
T-Mobile USA, Inc., 6.375%, due 03/01/25	20,000	20,725
T-Mobile USA, Inc., 5.125%, due 04/15/25	23,000	23,920
T-Mobile USA, Inc., 6.500%, due 01/15/26	240,000	258,000

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Communication Services - 1.5% (Continued)
T-Mobile USA, Inc., 4.500%, due 02/01/26	$95,000	$97,256
T-Mobile USA, Inc., 5.375%, due 04/15/27	25,000	26,750
		4,792,748
Consumer Discretionary - 1.6%
Allied Universal Holdco, LLC, 144A, 9.750%, due 07/15/27	15,000	14,925
Amazon.com, Inc., 3.150%, due 08/22/27	205,000	215,380
AMC Entertainment Holdings, Inc., 5.875%, due 11/15/26 (b)	50,000	45,000
Aramark Services, Inc., 5.125%, due 01/15/24	200,000	205,500
Aramark Services, Inc., 144A, 5.000%, due 04/01/25	270,000	274,725
Asbury Automotive Group, 6.000%, due 12/15/24	50,000	51,875
Ashton Woods USA, 144A, 6.750%, due 08/01/25	25,000	23,750
AV Homes, Inc., 6.625%, due 05/15/22	25,000	25,812
Beacon Escrow Corp., 144A, 4.875%, due 11/01/25	100,000	99,000
BMC East, LLC, 144A, 5.500%, due 10/01/24	25,000	25,344
Builders FirstSource, Inc., 144A, 5.625%, due 09/01/24	65,000	66,787
Builders FirstSource, Inc., 144A, 6.750%, due 06/01/27	25,000	26,375
Caesars Report Collection, LLC, 144A, 5.250%, due 10/15/25	100,000	100,000
Carvana Co., 144A, 8.875%, due 10/01/23	25,000	25,062
CCM Merger, Inc., 144A, 6.000%, due 03/15/22	50,000	51,187
Cedar Fair, L.P., 5.375%, due 06/01/24	50,000	51,375
Cedar Fair, L.P., 144A, 5.250%, due 07/15/29	40,000	40,800
Cengage Learning, Inc., 144A, 9.500%, due 06/15/24 (d)	55,000	52,594
Century Communities, Inc., 5.875%, due 07/15/25	50,000	50,250
Cimpress N.V., 144A, 7.000%, due 06/15/26	150,000	152,250
CSC Holdings, LLC, 144A, 5.375%, due 02/01/28	200,000	207,750
Dana Holding Corp., 5.500%, due 12/15/24	50,000	51,000
Ecolab, Inc., 1.000%, due 01/15/24	150,000	177,151
Eldorado Resorts, Inc., 6.000%, due 04/01/25	45,000	47,306
Golden Entertainment, Inc., 144A, 7.625%, due 04/15/26	35,000	35,875
Golden Nugget, Inc., 144A, 6.750%, due 10/15/24 (b)	125,000	128,750
Graham Holdings Co., 144A, 5.750%, due 06/01/26	140,000	148,050
Hertz Corp., 7.375%, due 01/15/21	50,000	50,188
Hilton Domestic Operating Co., Inc., 4.250%, due 09/01/24 (b)	125,000	126,875

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Consumer Discretionary - 1.6% (Continued)
IAA Spinco, Inc., 144A, 5.500%, due 06/15/27	$25,000	$26,000
KFC Holding Co., 144A, 4.750%, due 06/01/27	125,000	128,125
L Brands, Inc., 6.750%, due 07/01/36	25,000	21,750
Lennar Corp., 5.375%, due 10/01/22	25,000	26,531
Lennar Corp., 5.250%, due 06/01/26	25,000	26,469
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22	25,000	25,375
LTF Merger Sub, Inc., 144A, 8.500%, due 06/15/23	45,000	46,013
M/I Homes, Inc., 5.625%, due 08/01/25	50,000	50,375
McGraw-Hill Global Education Holdings, LLC, 7.875%, due 05/15/24	245,000	225,400
Men's Wearhouse, Inc. (The), 7.000%, due 07/01/22 (b)	40,000	38,800
Meritage Homes Corp., 6.000%, due 06/01/25	25,000	26,875
MGM Resorts International, 6.000%, due 03/15/23	25,000	27,188
MGM Resorts International, 5.750%, due 06/15/25	25,000	27,125
Michaels Stores, Inc., 144A, 8.000%, due 07/15/27	25,000	24,875
Penn National Gaming, Inc., 144A, 5.625%, due 01/15/27	25,000	24,750
PetSmart, Inc., 144A, 7.125%, due 03/15/23 (d)	30,000	28,125
PetSmart, Inc., 144A, 5.875%, due 06/01/25 (b)	65,000	63,050
PGT Escrow Issuer, Inc., 144A, 6.750%, due 08/01/26	50,000	52,938
Scientific Games International, Inc., 144A, 5.000%, due 10/15/25 (b)	50,000	50,438
Six Flags Entertainment Corp., 144A, 5.500%, due 04/15/27	50,000	51,500
Sonic Automotive, Inc., 6.125%, due 03/15/27	25,000	24,563
Staples, Inc., 144A, 7.500%, due 04/15/26	90,000	88,875
Station Casinos, LLC, 144A, 5.000%, due 10/01/25	50,000	50,063
Tempur Sealy International, Inc., 5.500%, due 06/15/26	119,000	123,463
United Continental Holdings, Inc., 4.875%, due 01/15/25	25,000	25,575
Viacom, Inc., 6.250%, due 02/28/57	325,000	337,069
William Carter, 144A, 5.625%, due 03/15/27 (b)	25,000	26,188
WMG Acquisition Corp., 144A, 5.500%, due 04/15/26	320,000	329,600
Wolverine World Wide, Inc., 144A, 5.000%, due 09/01/26	25,000	24,750
Yum! Brands, Inc., 144A, 5.000%, due 06/01/24	110,000	113,713
Yum! Brands, Inc., 144A, 5.250%, due 06/01/26 (b)	275,000	288,406
		4,994,903

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Consumer Staples - 0.7%
Albertsons Cos., LLC, 6.625%, due 06/15/24	$50,000	$51,750
Albertsons Cos., LLC, 144A, 7.500%, due 03/15/26	65,000	69,387
Altria Group, Inc., 5.950%, due 02/14/49	60,000	67,874
B&G Foods, Inc., 5.250%, due 04/01/25	70,000	70,700
Central Garden & Pet Co., 5.125%, due 02/01/28	25,000	24,500
Cott Holdings, Inc., 144A, 5.500%, due 04/01/25	85,000	86,594
JBS USA LUX/JBS USA Finance, Inc., 144A, 6.750%, due 02/15/28 (b)	104,000	112,970
JBS USA, LLC, 144A, 5.750%, due 06/15/25	5,000	5,200
NBM U.S. Holdings, Inc., 144A, 7.000%, due 05/14/26 (b)	500,000	525,625
Pilgrim's Pride Corp., 144A, 5.750%, due 03/15/25	25,000	25,375
Pilgrim's Pride Corp., 144A, 5.875%, due 09/30/27 (b)	95,000	98,325
Post Holdings, Inc., 144A, 5.500%, due 03/01/25	70,000	72,450
Post Holdings, Inc., 144A, 5.000%, due 08/15/26	330,000	334,950
Post Holdings, Inc., 144A, 5.750%, due 03/01/27	445,000	458,906
Post Holdings, Inc., 144A, 5.625%, due 01/15/28 (b)	190,000	194,988
Post Holdings, Inc., 144A, 5.500%, due 12/15/29	25,000	25,062
Simmons Foods, Inc., 144A, 5.750%, due 11/01/24	25,000	22,750
Spectrum Brands, Inc., 5.750%, due 07/15/25	25,000	25,938
		2,273,344
Energy - 2.3%
Antero Midstream Partners, L.P., 144A, 5.750%, due 03/01/27	125,000	125,000
Antero Resources Corp., 5.000%, due 03/01/25 (b)	55,000	50,875
Archrock Partners, L.P., 144A, 6.875%, due 04/01/27	25,000	26,125
Calfrac Holdings, L.P., 144A, 8.500%, due 06/15/26	50,000	34,875
Cheniere Corpus Christi Holdings, LLC, 5.125%, due 06/30/27	60,000	65,175
Cheniere Energy Partners, L.P., 144A, 5.250%, due 10/01/25	45,000	46,519
Cheniere Energy Partners, L.P., 144A, 5.625%, due 10/01/26	85,000	89,462
Chesapeake Energy Corp., 7.000%, due 10/01/24 (b)	325,000	290,875
Chesapeake Energy Corp., 8.000%, due 01/15/25 (b)	25,000	23,062
Chesapeake Energy Corp., 144A, 8.000%, due 03/15/26	280,000	254,100

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Energy - 2.3% (Continued)
Chesapeake Energy Corp., 5.500%, due 09/15/26	$251,000	$200,936
Chesapeake Energy Corp., 8.000%, due 06/15/27 (b)	460,000	402,500
Crestwood Midstream Partners, L.P., CV, 6.250%, due 04/01/23	25,000	25,500
DCP Midstream Operating, L.P., 3.875%, due 03/15/23 (b)	20,000	20,225
DCP Midstream Operating, L.P., 5.375%, due 07/15/25	400,000	421,000
DCP Midstream Operating, L.P., 5.125%, due 05/15/29	200,000	205,500
Delek Logistics Partners, L.P., CV, 6.750%, due 05/15/25	75,000	74,437
Diamondback Energy, Inc., 144A, 4.750%, due 11/01/24	145,000	148,988
Diamondback Energy, Inc., 5.375%, due 05/31/25 (b)	490,000	515,112
Eclipse Resources Corp., 8.875%, due 07/15/23	25,000	21,312
Endeavor Energy Resources, L.P., 144A, 5.750%, due 01/30/28	25,000	26,406
EnLink Midstream, LLC, 5.375%, due 06/01/29	25,000	25,609
Enviva Partners, L.P., 8.500%, due 11/02/21	25,000	25,937
FTS International, Inc., 6.250%, due 05/01/22	90,000	83,700
Gulfport Energy Corp., 6.375%, due 05/15/25	55,000	42,144
Gulfport Energy Corp., 6.375%, due 01/15/26	25,000	18,937
Hess Infrastructure Partners, L.P., 144A, 5.625%, due 02/15/26	25,000	25,750
Hilcorp Energy I, L.P., 144A, 6.250%, due 11/01/28	65,000	65,406
Hill-Rom Holdings, Inc., 144A, 5.750%, due 09/01/23 (b)	50,000	51,625
Lonestar Resources America, Inc., 144A, 11.250%, due 01/01/23	50,000	47,250
Magnolia Oil and Gas Operating, 144A, 6.000%, due 08/01/26	75,000	76,500
MPLX, L.P., 4.000%, due 03/15/28	430,000	444,789
Murphy Oil Corp., 6.875%, due 08/15/24	219,000	229,612
Murphy Oil USA, Inc., 5.625%, due 05/01/27	25,000	26,000
Murray Energy Corp., 144A, 11.250%, due 04/15/21	50,000	16,063
Oasis Petroleum, Inc., 6.875%, due 03/15/22	35,000	34,913
Oasis Petroleum, Inc., CV, 2.625%, due 09/15/23	190,000	173,549
Parsley Energy, LLC, 144A, 5.375%, due 01/15/25	350,000	358,750
Parsley Energy, LLC, 144A, 5.625%, due 10/15/27 (b)	390,000	405,600
PBF Holding Co., LLC, 7.250%, due 06/15/25	365,000	381,425

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Energy - 2.3% (Continued)
PBF Logistics, L.P., 6.875%, due 05/15/23 (b)	$25,000	$25,781
Peabody Securities Finance Corp., 144A, 6.000%, due 03/31/22 (b)	130,000	132,925
QEP Resources, Inc., 5.625%, due 03/01/26	30,000	28,200
SM Energy Co., CV, 1.500%, due 07/01/21	150,000	137,499
SM Energy Co., 6.625%, due 01/15/27	375,000	345,938
Sunoco, L.P., 144A, 6.000%, due 04/15/27 (b)	35,000	36,750
Sunoco, L.P. / Sunoco Finance Corp., 144A, 5.500%, due 02/15/26	25,000	26,031
Tallgrass Energy Partners, L.P., 144A, 5.500%, due 01/15/28	25,000	25,281
Targa Resources Partners, L.P., 5.875%, due 04/15/26	190,000	201,400
Targa Resources Partners, L.P., 144A, 6.500%, due 07/15/27 (b)	5,000	5,450
Targa Resources Partners, L.P., 144A, 6.875%, due 01/15/29	20,000	22,150
USA Compression Partners, L.P., 144A, 6.875%, due 09/01/27 (b)	95,000	99,750
Vistra Operations Co., LLC, 144A, 5.000%, due 07/31/27	60,000	62,175
WPX Energy, Inc., 5.750%, due 06/01/26	380,000	394,250
		7,145,123
Financials - 1.4%
Alexandria Real Estate Equities, Inc., 4.000%, due 01/15/24	120,000	126,929
Alexandria Real Estate Equities, Inc., 4.850%, due 04/15/49	25,000	28,417
Alliant Holdings Intermediate, LLC, 144A, 8.250%, due 08/01/23	60,000	61,350
Ally Financial, Inc., 5.750%, due 11/20/25	50,000	55,375
American Express Co., 3.400%, due 02/22/24	125,000	130,109
Athene Global Funding, 144A, 3.000%, due 07/01/22	120,000	121,300
Bank of America Corp., 3.419%, due 12/20/28	381,000	392,047
Bank of America Corp., 3.974%, due 02/07/30 (b)	60,000	64,125
Berkshire Hathaway Finance Corp., 2.375%, due 06/19/39	120,000	154,975
CFX Escrow Corp., 144A, 6.000%, due 02/15/24	20,000	21,175
CFX Escrow Corp., 144A, 6.375%, due 02/15/26	60,000	64,275
CIT Group, Inc., 5.250%, due 03/07/25 (b)	25,000	27,406

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Financials - 1.4% (Continued)
Citigroup, Inc., 0.164% (3MO EURIBOR + 50), due 03/21/23 (c)	$170,000	$193,534
Eagle Holding Co. II, LLC, 144A, 7.625%, due 05/15/22	25,000	25,312
Eagle Holding Co. II, LLC, 144A, 7.750%, due 05/15/22 (b)	40,000	40,500
ESH Hospitality, Inc., 144A, 5.250%, due 05/01/25 (b)	295,000	302,006
Fidelity National Information Service, Inc., 1.500%, due 05/21/27	100,000	118,756
Fiserv, Inc., 1.125%, due 07/01/27	100,000	115,296
Goldman Sachs Group, Inc. (The), 3.625%, due 02/20/24	125,000	130,225
Hub International Ltd., 144A, 7.000%, due 05/01/26	35,000	35,481
Icahn Enterprises, L.P., 6.375%, due 12/15/25 (b)	35,000	35,656
Icahn Enterprises, L.P., 144A, 6.250%, due 05/15/26	85,000	85,850
Lions Gate Capital Holdings, LLC, 144A, 6.375%, due 02/01/24	345,000	362,681
Lions Gate Capital Holdings, LLC, 144A, 5.875%, due 11/01/24	103,000	105,833
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co. Issuer, Inc., 5.625%, due 05/01/24 (b)	50,000	53,875
Nationstar Mortgage Holdings, Inc., 144A, 8.125%, due 07/15/23	45,000	45,788
NFP Corp., 144A, 6.875%, due 07/15/25	80,000	79,000
Quicken Loans, Inc., 144A, 5.250%, due 01/15/28 (b)	50,000	49,704
Realogy Group, LLC, 144A, 5.250%, due 12/01/21 (b)	25,000	24,219
Springleaf Finance Corp., 7.125%, due 03/15/26	50,000	54,500
Springleaf Finance Corp., 6.625%, due 01/15/28 (b)	40,000	42,000
SunTrust Banks, Inc., 5.050%, due 12/31/49	225,000	221,625
Synovus Financial Corp., 5.750% (3MO LIBOR + 418.20), due 12/15/25 (c)	300,000	305,322
Tempo Acquisition, LLC, 144A, 6.750%, due 06/01/25	80,000	82,400
U.S. Bancorp, 0.850%, due 06/07/24	100,000	117,391
U.S. Bank National Association, 2.650%, due 05/23/22	705,000	714,152
		4,588,589
Health Care - 0.6%
AbbVie, Inc., 4.700%, due 05/14/45	65,000	66,131

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Health Care - 0.6% (Continued)
AbbVie, Inc., 4.875%, due 11/14/48	$260,000	$271,849
Anthem, Inc., 2.750%, due 10/15/42	47,000	182,916
Bausch Health Cos., Inc., 144A, 7.000%, due 03/15/24 (b)	15,000	15,900
Catalent Pharma Solutions, Inc., 144A, 5.000%, due 07/15/27 (b)	15,000	15,262
Centene Corp., 4.750%, due 01/15/25	55,000	56,650
Centene Corp., 144A, 5.375%, due 06/01/26	85,000	89,250
DaVita, Inc., 5.125%, due 07/15/24	35,000	35,000
HCA, Inc., 6.250%, due 02/15/21	250,000	261,875
HCA, Inc., 7.500%, due 02/15/22 (b)	58,000	63,945
HCA, Inc., 5.375%, due 02/01/25	365,000	393,744
HCA, Inc., 5.375%, due 09/01/26	115,000	123,912
Molina Healthcare, Inc., 5.375%, due 11/15/22 (b)	25,000	26,063
MPH Acquisition Holdings, LLC, 144A, 7.125%, due 06/01/24	90,000	84,375
Par Pharmaceutical, Inc., 144A, 7.500%, due 04/01/27	30,000	29,475
Polaris Intermediate Corp., 144A, 8.500%, due 12/01/22	25,000	22,063
UnitedHealth Group, Inc., 4.125%, due 06/15/29	65,000	66,819
Vizient, Inc., 144A, 6.250%, due 05/15/27 (b)	10,000	10,563
WellCare Health Plans, Inc., 144A, 5.375%, due 08/15/26 (b)	90,000	95,400
West Street Merger Sub, Inc., 144A, 6.375%, due 09/01/25	40,000	37,000
		1,948,192
Industrials - 0.8%
Advanced Disposal Services, Inc., 144A, 5.625%, due 11/15/24	50,000	52,250
AECOM, 5.875%, due 10/15/24	275,000	297,344
AECOM, 5.125%, due 03/15/27	520,000	540,150
Allison Transmission, Inc., 144A, 5.875%, due 06/01/29	15,000	15,769
Amsted Industries, 144A, 5.625%, due 07/01/27	15,000	15,600
Avantor, Inc., 144A, 9.000%, due 10/01/25	40,000	44,500
Clean Harbors, Inc., 144A, 4.875%, due 07/15/27	40,000	40,600
Crown Americas Capital Corp. IV, 4.500%, due 01/15/23	270,000	279,788
Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	175,000	203,875
Delta Airlines, Inc., 3.625%, due 03/15/22	115,000	116,928
Flex Acquisition Co., Inc., 144A, 6.875%, due 01/15/25 (b)	35,000	31,762

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Industrials - 0.8% (Continued)
FXI Holdings, Inc., 7.875%, due 11/01/24	$35,000	$32,637
H&E Equipment Services, Inc., 5.625%, due 09/01/25	50,000	51,375
Indigo Natural Resources, LLC, 144A, 6.875%, due 02/15/26 (b)	105,000	93,975
Itron, Inc., 144A, 5.000%, due 01/15/26	50,000	51,000
Navistar International Corp., 144A, 6.625%, due 11/01/25	50,000	52,375
Novelis Corp., 144A, 5.875%, due 09/30/26 (b)	50,000	50,625
Resideo Funding, Inc., 144A, 6.125%, due 11/01/26	50,000	51,825
Stevens Holding Co., Inc., 144A, 6.125%, due 10/01/26	25,000	26,313
Tenet Healthcare Corp., 6.750%, due 06/15/23 (b)	25,000	25,125
TransDigm, Inc., 6.500%, due 05/15/25 (b)	25,000	25,281
TransDigm, Inc., 144A, 6.250%, due 03/15/26	15,000	15,675
TransDigm, Inc., 6.375%, due 06/15/26 (b)	15,000	15,187
United Rentals North America, Inc., 4.625%, due 10/15/25	75,000	76,219
United Rentals North America, Inc., 6.500%, due 12/15/26	35,000	37,887
United Rentals North America, Inc., 5.500%, due 05/15/27	275,000	289,094
United Rentals North America, Inc., 5.250%, due 01/15/30 (b)	60,000	61,575
Zekelman Industries, Inc., 144A, 9.875%, due 06/15/23	25,000	26,344
		2,621,078
Information Technology - 0.8%
Ascend Learning, LLC, 144A, 6.875%, due 08/01/25	25,000	25,437
CDK Global, Inc., 144A, 5.250%, due 05/15/29	20,000	20,600
CDW, LLC, 5.000%, due 09/01/25	35,000	36,444
Change Healthcare Holdings, LLC, 144A, 5.750%, due 03/01/25 (b)	50,000	50,750
CommScope Finance, LLC, 144A, 5.500%, due 03/01/24	75,000	76,969
CommScope Technologies, LLC, 144A, 6.000%, due 06/15/25 (b)	25,000	23,375
Dell International, LLC, 144A, 7.125%, due 06/15/24 (b)	25,000	26,375
Dell International, LLC, 144A, 5.300%, due 10/01/29 (b)	380,000	399,199
Donnelley Financial Solutions, Inc., 8.250%, due 10/15/24	25,000	25,812
First Data Corp., 144A, 5.750%, due 01/15/24	60,000	61,725
GCI, LLC, 144A, 6.625%, due 06/15/24	290,000	303,413

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Information Technology - 0.8% (Continued)
GOGO Intermediate Holdings, LLC, 144A, 9.875%, due 05/01/24	$55,000	$56,581
Greeneden U.S. Holdings II, LLC, 144A, 10.000%, due 11/30/24	60,000	65,100
IBM Corp., 2.750%, due 12/21/20	96,000	124,701
Informatica, LLC, 144A, 7.125%, due 07/15/23	80,000	81,400
KLA-Tencor Corp., 4.100%, due 03/15/29	250,000	263,926
MSCI, Inc., 144A, 5.750%, due 08/15/25	25,000	26,250
Plantronics, Inc., 5.500%, due 05/31/23 (b)	50,000	49,813
Quintiles Transnational Corp., 144A, 4.875%, due 05/15/23	120,000	123,150
Refinitiv U.S. Holdings, Inc., 144A, 6.250%, due 05/15/26 (b)	80,000	82,400
Refinitiv U.S. Holdings, Inc., 144A, 8.250%, due 11/15/26 (b)	235,000	242,050
RP Crown Parent, LLC, 144A, 7.375%, due 10/15/24	25,000	26,000
SS&C Technologies, Inc., 144A, 5.500%, due 09/30/27 (b)	25,000	25,938
Star Merger Sub, Inc., 144A, 6.875%, due 08/15/26 (b)	50,000	52,812
Verscend Holding Corp., 144A, 9.750%, due 08/15/26	92,000	95,680
Viasat, Inc., 144A, 5.625%, due 04/15/27	5,000	5,200
ViaSat, Inc., 144A, 5.625%, due 09/15/25	25,000	24,563
		2,395,663
Materials - 1.0%
Aruba Investments, Inc., 144A, 8.750%, due 02/15/23	25,000	25,000
Ball Corp., 4.375%, due 12/15/20 (b)	125,000	127,344
Ball Corp., 4.000%, due 11/15/23 (b)	360,000	373,050
Ball Corp., 5.250%, due 07/01/25	355,000	383,400
Ball Corp., 4.875%, due 03/15/26 (b)	285,000	302,100
Berry Global Escrow Corp., 144A, 5.625%, due 07/15/27 (b)	25,000	25,969
BWAY Holding Co., 144A, 7.250%, due 04/15/25 (b)	25,000	24,125
Chemours Co. (The), 5.375%, due 05/15/27 (b)	40,000	38,100
Cleveland-Cliffs, Inc., 5.750%, due 03/01/25	50,000	49,687
Cornerstone Chemical Co., 144A, 6.750%, due 08/15/24	45,000	42,187
Freeport-McMoRan, Inc., 4.550%, due 11/14/24 (b)	25,000	25,531
Freeport-McMoRan, Inc., 5.400%, due 11/14/34	400,000	381,000
Freeport-McMoRan, Inc., 5.450%, due 03/15/43	400,000	367,000
Koppers, Inc., 144A, 6.000%, due 02/15/25	50,000	46,938
Olin Corp., 5.125%, due 09/15/27 (b)	50,000	51,250

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

HIGH YIELD CORPORATE OBLIGATIONS - 11.2% (Continued)	Par Value	Value
Materials - 1.0% (Continued)
Owens-Brockway Glass Container, Inc., 144A, 5.875%, due 08/15/23	$50,000	$53,688
Rayonier A.M. Product, Inc., 144A, 5.500%, due 06/01/24 (b)	60,000	51,300
Reynolds Group Issuer, Inc., 144A, 5.125%, due 07/15/23 (b)	25,000	25,438
Schweitzer Mauduit International, 144A, 6.875%, due 10/01/26	50,000	51,185
Sealed Air Corp., 144A, 6.500%, due 12/01/20	200,000	207,500
Sealed Air Corp., 144A, 5.125%, due 12/01/24	355,000	372,750
Sealed Air Corp., 144A, 5.500%, due 09/15/25	44,000	46,860
Summit Materials, LLC, 144A, 5.125%, due 06/01/25	50,000	50,125
SunCoke Energy Partners, L.P., 144A, 7.500%, due 06/15/25	20,000	19,500
Tronox, Inc., 144A, 6.500%, due 04/15/26	25,000	24,750
		3,165,777
Real Estate - 0.1%
Brookfield Property REIT, Inc., 144A, 5.750%, due 05/15/26	134,000	138,080
SBA Communications Corp., 4.875%, due 09/01/24	230,000	236,325
		374,405
Utilities - 0.4%
Brooklyn Union Gas Co. (The), 144A, 4.487%, due 03/04/49 (b)	55,000	61,741
Calpine Corp., 144A, 5.250%, due 06/01/26	65,000	66,137
NGL Energy Partners, L.P., 144A, 7.500%, due 04/15/26	30,000	31,200
NRG Energy, Inc., 6.625%, due 01/15/27 (b)	375,000	407,344
NRG Energy, Inc., 5.750%, due 01/15/28	65,000	70,038
NRG Energy, Inc., 144A, 5.250%, due 06/15/29 (b)	50,000	53,375
NRG Energy, Inc., 144A, 2.750%, due 06/01/48 (b)	200,000	211,910
Vistra Operations Co., LLC, 144A, 5.500%, due 09/01/26 (b)	120,000	126,750
Vistra Operations Co., LLC, 144A, 5.625%, due 02/15/27 (b)	145,000	153,519
		1,182,014

Total High Yield Corporate Obligations (Cost $34,476,166)		$35,481,836

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5%	Par Value	Value
Argentina - 0.9%
Argentine Republic Government International Bond, 6.875%, due 01/26/27	$700,000	$554,750
Argentine Republic Government International Bond, 5.875%, due 01/11/28	200,000	150,750
Banco Macro S.A., 6.750%, due 11/04/26	550,000	472,379
Pampa Energie S.A., 7.500%, due 01/24/27	600,000	553,500
Provincia de Buenos Aires, 7.875%, due 06/15/27	700,000	513,625
YPF S.A., 8.500%, due 07/28/25 (b)	500,000	496,875
YPF S.A., 6.950%, due 07/21/27	250,000	226,875
		2,968,754
Australia - 0.4%
Asian Development Bank, 5.000%, due 03/09/22	110,000	84,712
Commonwealth Bank of Australia, 144A, 3.900%, due 07/12/47	45,000	48,493
Inter-American Development Bank, 6.500%, due 08/20/19	290,000	205,010
International Bank for Reconstruction & Development, 2.500%, due 03/12/20	280,000	198,235
International Bank for Reconstruction & Development, 2.800%, due 01/13/21	125,000	89,771
International Finance Corp., 2.800%, due 08/15/22	310,000	227,312
Queensland Treasury Corp., 6.250%, due 02/21/20	175,000	126,833
Queensland Treasury Corp., 5.500%, due 06/21/21	515,000	392,002
		1,372,368
Austria - 0.2%
Austria (Republic of), 0.500%, due 02/20/29	230,000	275,404
ESAL GmbH, 6.250%, due 02/05/23	200,000	204,000
JBS Investments GmbH, 7.250%, due 04/03/24	200,000	206,750
		686,154
Bermuda - 0.5%
Digicel Group Ltd., 144A, 9.125%, due 04/01/24 (d)	602,566	126,539
Geopark Ltd., 6.500%, due 09/21/24	600,000	613,500
IHS Markit Ltd., 4.750%, due 08/01/28	135,000	147,319
Inkia Energy Ltd., 5.875%, due 11/09/27	400,000	408,000
Viking Cruises Ltd., 144A, 5.875%, due 09/15/27	110,000	111,375
		1,406,733

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Brazil - 1.3%
Banco BTG Pactual S.A., 144A, 7.750%, due 02/15/29	$600,000	$624,455
Banco de Brasil S.A., 6.250%, due 12/31/49	700,000	662,375
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/21	1,865	536,267
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/23	4,560	1,364,612
Federative Republic of Brazil, 4.500%, due 05/30/29 (b)	335,000	343,790
Itau Unibanco Holding S.A., 6.500%, due 12/31/49 (b)	600,000	615,960
		4,147,459
Canada - 2.4%
ATS Automation Tooling Systems, Inc., 144A, 6.500%, due 06/15/23	50,000	51,625
Bank of Montreal, 3.803%, due 12/15/32	65,000	65,837
Bank of Nova Scotia (The), 3.400%, due 02/11/24 (b)	125,000	129,997
Bausch Health Cos., Inc., 144A, 5.500%, due 11/01/25	25,000	26,000
Bausch Health Cos., Inc., 144A, 8.500%, due 01/31/27 (b)	25,000	27,438
Bausch Health Cos., Inc., 144A, 5.750%, due 08/15/27 (b)	40,000	41,900
Bausch Health Cos., Inc., 144A, 7.000%, due 01/15/28 (b)	40,000	41,450
Bausch Health Cos., Inc., 144A, 7.250%, due 05/30/29	40,000	41,500
BC ULC/New Red Finance, Inc., 144A, 4.625%, due 01/15/22	300,000	300,750
BC ULC/New Red Finance, Inc., 144A, 4.250%, due 05/15/24 (b)	325,000	328,656
BC ULC/New Red Finance, Inc., 144A, 5.000%, due 10/15/25	492,000	495,690
Bombardier, Inc., 144A, 8.750%, due 12/01/21	25,000	27,187
Bombardier, Inc., 6.000%, due 10/15/22 (b)	40,000	40,100
Canacol Energy Ltd., 144A, 7.250%, due 05/03/25	200,000	207,250
Canacol Energy Ltd., 7.250%, due 05/03/25	400,000	414,500
Canada Housing Trust No. 1, 2.350%, due 06/15/23	305,000	238,696
Canadian Government, 1.250%, due 11/01/19	570,000	434,680
Canadian Government, 0.750%, due 09/01/20	920,000	695,414
Canadian Government, 2.250%, due 03/01/24	1,311,000	1,039,555
Cascades, Inc., 5.500%, due 07/15/22	25,000	25,094
Cenovus Energy, Inc., 5.250%, due 06/15/37	250,000	260,000
Cenovus Energy, Inc., 5.400%, due 06/15/47	60,000	64,800
Emera, Inc., 6.750%, due 06/15/76	604,000	647,790
Enbridge, Inc., 6.000%, due 01/15/77	240,000	240,600

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Canada - 2.4% (Continued)
GFL Environmental, Inc., 144A, 8.500%, due 05/01/27	$45,000	$48,375
GW Honos Security Corp., 144A, 8.750%, due 05/15/25	70,000	69,212
Masonite International Corp., 144A, 5.625%, due 03/15/23	90,000	92,700
MDC Partners, Inc., 144A, 6.500%, due 05/01/24	25,000	23,000
Norbord, Inc., 144A, 5.750%, due 07/15/27	25,000	25,156
Nutrien Ltd., 4.200%, due 04/01/29 (b)	55,000	59,348
Open Text Corp., 144A, 5.875%, due 06/01/26	50,000	53,000
Parkland Fuel Corp., 144A, 5.875%, due 07/15/27	45,000	45,718
Province of British Columbia, 144A, 6.600%, due 01/09/20	9,200,000	132,948
Province of Ontario, 3.500%, due 06/02/24	440,000	361,986
Stoneway Capital Corp., 10.000%, due 03/01/27	462,753	435,566
Teck Resources Ltd., 5.200%, due 03/01/42	25,000	25,313
Telesat Canada, LLC, 144A, 8.875%, due 11/15/24	85,000	92,013
Tervita Escrow Corp., 144A, 7.625%, due 12/01/21	100,000	101,625
Vermilion Energy, Inc., 144A, 5.625%, due 03/15/25	50,000	49,000
		7,501,469
Cayman Islands - 0.9%
Avolon Holdings Funding Ltd., 144A, 5.125%, due 10/01/23	25,000	26,488
Avolon Holdings Funding Ltd., 144A, 5.250%, due 05/15/24	95,000	101,294
Avolon Holdings Funding Ltd., 144A, 3.950%, due 07/01/24	60,000	61,396
CNS Islands XII Corp., 7.000%, due 12/31/49	300,000	268,500
Cosan Overseas Ltd., 8.250%, due 11/29/49	200,000	206,000
Energuate Trust, 5.875%, due 05/03/27	200,000	203,750
Gran Tierra Energy International Holdings Ltd., 6.250%, due 02/15/25	400,000	373,500
Guanay Finance Ltd., 6.000%, due 12/15/20	332,726	336,885
Industrial Senior Trust, 5.500%, due 11/01/22	100,000	101,767
Intelsat Connect Finance S.A., 144A, 9.500%, due 02/15/23	25,000	22,062
Latam Finance Ltd., 6.875%, due 04/11/24	200,000	207,500
Latam Finance Ltd., 144A, 7.000%, due 03/01/26	200,000	208,750
SPARC EM SPC Panama Metroline 2 SP, 144A, 0.000%, due 12/05/22	170,833	161,650
SPARC EM SPC Panama Metroline 2 SP, 0.000%, due 12/05/22	170,833	161,650
Tecnoglass, Inc., 8.200%, due 01/31/22	200,000	211,500
Transocean Guardian Ltd., 144A, 5.875%, due 01/15/24	14,175	14,405

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Cayman Islands - 0.9% (Continued)
Transocean Poseidon Ltd., 144A, 6.875%, due 02/01/27	$75,000	$79,125
Transocean, Inc., 144A, 7.250%, due 11/01/25	30,000	28,462
		2,774,684
Chile - 1.0%
AES Gener S.A., 5.000%, due 07/14/25	200,000	206,500
AES Gener S.A., 144A, 7.125%, due 03/26/79	400,000	427,030
Celulosa Arauco y Constitucion, 144A, 5.500%, due 04/30/49 (b)	200,000	211,000
Colbun S.A., 3.950%, due 10/11/27	200,000	202,856
Empresa Electrica Angamos S.A., 4.875%, due 05/25/29	173,900	180,246
Empresa Electrica Guacolda S.A., 4.560%, due 04/30/25	400,000	374,308
Engie Energia Chile S.A., 4.500%, due 01/29/25	200,000	210,076
Entel Chila S.A., 4.750%, due 08/01/26 (b)	600,000	630,000
GNL Quintero S.A., 4.634%, due 07/31/29	200,000	210,831
Inversiones CMPC S.A., 4.750%, due 09/15/24 (b)	200,000	212,050
Sociedad Quimica y Minera de Chile, 4.375%, due 01/28/25	200,000	209,750
		3,074,647
Colombia - 0.8%
Bancolombia S.A., 4.875%, due 10/18/27	200,000	204,151
Colombia Telecomunicaciones S.A., 8.500%, due 09/30/66	200,000	207,500
Columbian TES, 7.000%, due 05/04/22	1,855,000,000	608,806
Fideicomiso P.A. Pacifico Tres, 8.250%, due 01/15/35	200,000	216,668
Republic of Colombia, 10.000%, due 07/24/24	1,187,000,000	443,232
Republic of Columbia, 7.000%, due 09/11/19	604,700,000	189,221
Republic of Columbia, 11.000%, due 07/24/20	565,100,000	188,131
Republic of Columbia, 4.500%, due 01/28/26	275,000	297,000
Republic of Columbia, 5.200%, due 05/15/49	200,000	227,000
		2,581,709
Costa Rica - 0.1%
Costa Rica Government International Bond, 9.995%, due 08/01/20	200,000	211,750

Curacao - 0.1%
Sura Asset Management S.A., 4.875%, due 04/17/24 (b)	200,000	211,750

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana, 7.000%, due 02/01/23	$300,000	$308,813
Dominican Republic, 144A, 6.400%, due 06/05/49 (b)	150,000	156,680
		465,493
Finland - 0.1%
Finland (Republic of), 0.500%, due 09/15/28	195,000	234,494

Germany - 0.3%
KFW Development Bank, 6.000%, due 08/20/20	240,000	177,447
KFW Development Bank, 0.375%, due 03/15/23	150,000	176,258
KFW Development Bank, 2.125%, due 08/15/23	260,000	327,986
KFW Development Bank, 0.000%, due 09/15/23	80,000	92,841
Kreditanstalt Fuer Weideraufbau, 2.625%, due 02/28/24	285,000	294,592
		1,069,124
Hungary - 0.3%
Hungary Government International Bond, 6.250%, due 01/29/20	380,000	388,048
Hungary Government International Bond, 6.375%, due 03/29/21	440,000	470,162
		858,210
India - 0.5%
Adani Green Energy UP Ltd., 144A, 6.250%, due 12/10/24	200,000	204,500
Bharti Airtel Ltd., 5.125%, due 03/11/23	200,000	210,000
Bharti Airtel Ltd., 4.375%, due 06/10/25	700,000	706,125
Indian Oil Corp. Ltd., 5.750%, due 08/01/23	300,000	328,518
NTPC Ltd., 7.250%, due 05/03/22	20,000,000	284,710
		1,733,853
Indonesia - 1.2%
Indonesia Government International Bond, 144A, 2.625%, due 06/14/23	150,000	184,520
Indonesia Government International Bond, 144A, 2.150%, due 07/18/24	150,000	181,429
Indonesia Treasury Bond, 8.250%, due 07/15/21	585,000,000	42,589
Indonesia Treasury Bond, 7.000%, due 05/15/22	608,000,000	43,192
Indonesia Treasury Bond, 5.625%, due 05/15/23	395,000,000	26,853
Indonesia Treasury Bond, 8.375%, due 03/15/24	2,879,000,000	215,548

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Indonesia - 1.2% (Continued)
Indonesia Treasury Bond, 8.375%, due 09/15/26	$1,606,000,000	$120,456
Indonesia Treasury Bond, 7.000%, due 05/15/27	4,699,000,000	327,460
Indonesia Treasury Bond, 6.125%, due 05/15/28	4,089,000,000	266,569
Indonesia Treasury Bond, 9.000%, due 03/15/29	1,457,000,000	113,674
Indonesia Treasury Bond, 8.750%, due 05/15/31	3,000,000,000	229,725
Indonesia Treasury Bond, 6.625%, due 05/15/33	419,000,000	26,636
Indonesia Treasury Bond, 7.500%, due 05/15/38	1,447,000,000	98,983
International Bank for Reconstruction & Development, 7.450%, due 08/20/21	2,760,000,000	198,188
Jasa Marga (Persero), 144A, 7.500%, due 12/11/20	1,500,000,000	102,874
Pelabuhan Indonesia II PT, 144A, 4.250%, due 05/05/25	200,000	207,250
Pertamina Persero PT, 144A, 4.300%, due 05/20/23	200,000	209,500
Perusahaan Listrik Negara PT, 144A, 4.125%, due 05/15/27	250,000	254,688
Perusahaan Penerbit SBSN, 144A, 4.150%, due 03/29/27	400,000	418,750
Republic of Indonesia, 3.750%, due 03/01/23	400,000	411,500
Republic of Indonesia, 8.250%, due 05/15/29	283,000,000	21,218
		3,701,602
Ireland - 0.7%
Bank of Ireland Group plc, 144A, 4.500%, due 11/25/23	200,000	208,524
C&W Senior Financing Designated Activity Co., 6.875%, due 09/15/27 (b)	800,000	824,000
Ireland Government Bond, 3.900%, due 03/20/23	400,000	529,406
Ireland Government Bond, 3.400%, due 03/18/24	550,000	738,441
		2,300,371
Israel - 0.3%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, due 12/30/23	100,000	103,235
Delek & Avner Tamar Bond Ltd., 144A, 5.412%, due 12/30/25	100,000	103,758
Israel Electric Corp. Ltd., 144A, 6.875%, due 06/21/23	200,000	226,750
Israel Electric Corp. Ltd., 144A, 5.000%, due 11/12/24	400,000	430,500
		864,243
Japan - 0.4%
Japan, 0.100%, due 12/20/23	99,800,000	940,542
Mitsubishi UFJ Financial Group, Inc., 3.260% (3MO LIBOR + 74), due 03/02/23 (c)	125,000	124,692

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Japan - 0.4% (Continued)
Sony Corp., 0.000%, due 09/30/22	$20,000,000	$238,857
		1,304,091
Liberia - 0.0% (e)
Royal Caribbean Cruises Ltd., 3.700%, due 03/15/28	65,000	65,081

Luxembourg - 1.4%
Adecoagro S.A., 6.000%, due 09/21/27	150,000	142,313
Allergan Funding SCS, 1.250%, due 06/01/24	100,000	116,616
Allergan Funding SCS, 2.625%, due 11/15/28	100,000	125,067
Becton Dickinson Euro Finance S.a.r.l, 1.208%, due 06/04/26	145,000	167,978
CSN Resources S.A., 7.625%, due 02/13/23 (b)	200,000	211,750
CSN Resources S.A., 144A, 7.625%, due 04/17/26	200,000	212,000
European Financial Stability Facility, 0.500%, due 01/20/23	150,000	176,589
European Financial Stability Facility, 1.875%, due 05/23/23	185,000	229,710
European Financial Stability Facility, 0.125%, due 10/17/23	280,000	326,158
Gilex Holding S.ar.l, 144A, 8.500%, due 05/02/23	150,000	158,625
Gilex Holding S.ar.l., 8.500%, due 05/02/23	150,000	158,625
Intelsat Jackson Holdings S.A., 144A, 8.500%, due 10/15/24	25,000	24,750
JSL Europe S.A., 7.750%, due 07/26/24	200,000	202,750
Millicom International Cellular S.A., 144A, 6.625%, due 10/15/26	200,000	217,500
Millicom International Cellular S.A., 5.125%, due 01/15/28 (b)	400,000	403,500
Minerva Luxembourg S.A., 6.500%, due 09/20/26	600,000	620,232
Minerva Luxembourg S.A., 5.875%, due 01/19/28	200,000	200,000
Nexa Resources S.A., 5.375%, due 05/04/27 (b)	200,000	209,326
Swiss Insured Brazil Power Finance, 144A, 9.850%, due 07/16/32	2,000,000	557,350
Telecom Italia Captial S.A., 6.375%, due 11/15/33	25,000	25,781
Waste Management, Inc., 4.000%, due 07/15/39	65,000	69,509
		4,556,129
Malaysia - 0.4%
Malaysia Government Bond, 4.160%, due 07/15/21	1,045,000	257,023
Malaysia Government Bond, 3.620%, due 11/30/21	400,000	97,415
Malaysia Government Bond, 4.059%, due 09/30/24	1,375,000	341,450

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Malaysia - 0.4% (Continued)
Malaysia Government Bond, 3.882%, due 03/14/25	$430,000	$105,804
Malaysia Government Bond, 3.899%, due 11/16/27	600,000	147,258
Malaysia Government Bond, 3.733%, due 06/15/28	400,000	97,201
Malaysia Government Bond, 3.844%, due 04/15/33	980,000	233,650
		1,279,801
Mauritius - 0.1%
UPL Corp. Ltd., 3.250%, due 10/13/21	200,000	200,504
UPL Corp. Ltd., 4.500%, due 03/08/28	200,000	202,800
		403,304
Mexico - 1.7%
Banco Mercantil del Norte S.A., 6.875%, due 12/31/49	400,000	406,556
Banco Mercantil del Norte S.A., 7.625%, due 10/06/66	400,000	409,293
Banco Santander S.A., 144A, 5.950%, due 10/01/28	200,000	212,000
BBVA Bancomer S.A., 5.125%, due 01/18/33 (c)	1,000,000	954,840
Cometa Energia, S.A. de C.V., 6.375%, due 04/24/35	780,000	803,501
Controladora Mabe S.A. de C.V., 5.600%, due 10/23/28 (b)	200,000	209,000
Credito Real S.A.B. de C.V., 9.125%, due 11/29/62	200,000	202,250
Creito Real S.A.B. de C.V., 144A, 9.500%, due 02/07/26	200,000	220,500
Grupo Bimbo S.A.B. de C.V., 5.950%, due 12/31/49	200,000	210,064
Grupo Idesa S.A. de C.V., 7.875%, due 12/18/20	300,000	222,750
Mexichem S.A.B. de C.V., 5.875%, due 09/17/44	200,000	206,750
Mexico Generadora de Energia S.A. de R.L., 5.500%, due 12/06/32	504,313	542,224
Petroleos Mexicanos, 6.500%, due 06/02/41	200,000	177,167
Unifin Financiera S.A.B. de C.V., 8.875%, due 12/31/22	800,000	733,000
		5,509,895
Mongolia - 0.1%
European Investment Bank, 1.500%, due 05/12/22	1,920,000	225,139
JBS USA Finance, Inc., 144A, 6.500%, due 04/15/29 (b)	45,000	48,881
JBS USA LUX S.A., 144A, 5.875%, due 07/15/24 (b)	10,000	10,287
NXP BV/NXP Funding, LLC/NXP USA, Inc., 144A, 3.875%, due 06/18/26	65,000	66,463
Panther Finance Cos., Inc., 144A, 6.250%, due 05/15/26 (b)	65,000	67,600
		418,370
Netherlands - 1.6%
AES Andres Dominicana Ltd., 144A, 7.950%, due 05/11/26	500,000	541,250

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Netherlands - 1.6% (Continued)
Bank Nederlandse Gemeenten N.V., 0.250%, due 02/22/23	$150,000	$174,891
Bank Nederlandse Gemeenten N.V., 0.250%, due 06/07/24	200,000	234,121
BMW Finance, 1.000%, due 11/14/24	75,000	88,473
CIMPOR Financial Operations B.V., 5.750%, due 07/17/24	200,000	175,000
Greenko Dutch B.V., 144A, 5.250%, due 07/24/24	200,000	197,000
Marfrig Holdings Europe B.V., 144A, 7.000%, due 03/15/24	200,000	207,930
Minejesa Capital B.V., 4.625%, due 08/10/30	400,000	404,644
Minejesa Capital B.V., 5.625%, due 08/10/37	200,000	209,882
NXP Funding, LLC, 144A, 4.625%, due 06/01/23 (b)	270,000	284,513
Petrobras Global Finance, 7.375%, due 01/27/27	235,000	269,956
Petrobras Global Finance B.V., 8.750%, due 05/23/26	105,000	129,413
Petrobras Global Finance B.V., 5.750%, due 02/01/29	1,015,000	1,056,869
Petrobras Global Finance B.V., 6.900%, due 03/19/49	195,000	206,653
Syngenta Finance N.V., 5.676%, due 04/24/48	600,000	593,226
VTR Finance B.V., 6.875%, due 01/15/24	400,000	413,000
		5,186,821
New Zealand - 0.3%
International Bank for Reconstruction & Development, 3.500%, due 01/22/21	295,000	203,911
International Bank for Reconstruction & Development, 4.625%, due 10/06/21	515,000	369,013
International Bank for Reconstruction & Development, 3.375%, due 01/25/22	370,000	259,314
Nordic Investment Bank, 4.125%, due 03/19/20	240,000	164,069
		996,307
Norway - 0.6%
Aker BP ASA, 144A, 4.750%, due 06/15/24	155,000	159,069
Nordea Eiendomskreditt AS, 1.820% (3MO NIBOR + 30), due 06/21/23 (c)	1,000,000	117,571
Nordea Eiendomskreditt AS, 1.860% (3MO NIBOR + 34), due 06/19/24 (c)	1,000,000	117,419
Norwegian Government Bond, 144A, 3.750%, due 05/25/21	7,980,000	978,911
Norwegian Government Bond, 144A, 2.000%, due 05/24/23	3,600,000	433,892
		1,806,862

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Panama - 0.4%
Aeropuerto Internacional de Tocumen S.A., 5.625%, due 05/18/36	$200,000	$223,246
Banco General S.A., 4.125%, due 08/07/27	200,000	203,134
Empresa de Transmision, 144A, 5.125%, due 05/02/49	400,000	436,500
Global Bank Corp., 144A, 5.250%, due 04/16/29 (b)	350,000	365,313
		1,228,193
Paraguay - 0.1%
Telfon Celular del Paraguay S.A., 144A, 5.875%, due 04/15/27	200,000	206,187

Peru - 0.1%
Orazul Energy Egenor S. en C. por A., 5.625%, due 04/28/27 (b)	200,000	202,098
Petroleos del Peru S.A., 144A, 5.625%, due 06/19/47	200,000	227,436
		429,534
Philippines - 0.9%
BDO Unibank, Inc., 2.950%, due 03/06/23	300,000	300,375
Philippine Government Bond, 3.500%, due 03/20/21	6,900,000	131,392
Philippine Government Bond, 6.500%, due 04/28/21	8,830,000	176,811
Philippine Government Bond, 3.500%, due 04/21/23	10,820,000	200,259
Philippine Government Bond, 8.000%, due 07/19/31	15,000,000	366,872
Philippine Government International Bond, 4.950%, due 01/15/21	10,000,000	194,962
Philippine Government International Bond, 6.250%, due 01/14/36	15,000,000	329,637
Republic of the Philippines, 3.875%, due 11/22/19	5,640,000	109,572
Republic of the Philippines, 3.375%, due 01/12/20	1,960,000	37,932
Republic of the Philippines, 4.250%, due 04/11/20	3,225,000	62,573
Republic of the Philippines, 3.375%, due 08/20/20	1,390,000	26,644
Republic of the Philippines, 5.500% (3MO LIBOR + 350), due 03/08/23 (c)	4,250,000	84,342
Republic of the Philippines, 6.250%, due 03/12/24	7,090,000	145,568
Republic of the Philippines, 0.875%, due 05/17/27	285,000	328,074
Union Bank of Philippines, Series EMTN, 3.369%, due 11/29/22	200,000	202,006
		2,697,019

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Portugal - 0.3%
Portugal Government International Bond, 144A, 5.125%, due 10/15/24	$425,000	$474,938
Portugal Obrigacoes do Tesouro OT, 144A, 3.850%, due 04/15/21	385,000	471,316
		946,254
Puerto Rico - 0.1%
Popular, Inc., 6.125%, due 09/14/23	290,000	302,743

Qatar - 0.1%
Qatar (State of), 144A, 4.000%, due 03/14/29	200,000	215,550
Qatar (State of), 144A, 4.817%, due 03/14/49	200,000	228,055
		443,605
Saudi Arabia - 0.2%
Saudi Arabian Oil Co., 144A, 3.500%, due 04/16/29	200,000	202,364
Saudi Arabian Oil Co., 144A, 4.250%, due 04/16/39	200,000	201,730
Saudi Arabian Oil Co., 144A, 4.375%, due 04/16/49	200,000	200,990
		605,084
Singapore - 1.4%
BOC Aviation Ltd., 144A, 2.750%, due 09/18/22	200,000	199,215
BPRL International Singapore, 4.375%, due 01/18/27	500,000	521,125
DBS Group Holdings Ltd., 3.600%, due 03/07/67	500,000	498,125
Indika Energy Capital III Ltd., 144A, 5.875%, due 11/09/24	200,000	196,000
LLPL Capital Pte. Ltd., 144A, 6.875%, due 02/04/39	300,000	341,625
Medco Oak Tree PTE Ltd., 144A, 7.375%, due 05/14/26	220,000	220,550
ONGC Videsh Vankorneft, 3.750%, due 07/27/26 (b)	500,000	503,790
Singapore Government Bond, 3.250%, due 09/01/20	1,190,000	895,809
Singapore Government Bond, 1.750%, due 04/01/22	450,000	333,210
United Overseas Bank Ltd., 3.875%, due 12/31/49	700,000	684,292
		4,393,741
Spain - 0.2%
AI Candelaria Spain SLU, 144A, 7.500%, due 12/15/28	250,000	274,375
AI Candelaria Spain SLU, 7.500%, due 12/15/28	250,000	274,375
		548,750

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

FOREIGN BONDS - 23.5% (Continued)	Par Value	Value
Sweden - 0.2%
Sweden Government International Bond, 144A, 0.125%, due 04/24/23	$440,000	$512,414

Thailand - 0.1%
PTTEP Treasury Center Co. Ltd., 4.600%, due 12/31/49	200,000	202,250

United Kingdom - 0.4%
Genting Overseas Holding Ltd., 4.250%, due 01/24/27	700,000	720,657
Vedanta Resources Finance II plc, 144A, 9.250%, due 04/23/26	200,000	202,500
Vedanta Resources plc, 6.125%, due 08/09/24	400,000	368,000
		1,291,157
Virgin Islands British - 0.3%
Radiant Access Ltd., 4.600%, due 12/31/49	200,000	193,875
Star Energy Geothermal Wayang Windu Ltd., 6.750%, due 04/24/33	574,800	581,267
		775,142

Total Foreign Bonds (Cost $72,301,652)		$74,273,601

LOAN PARTICIPATIONS - 4.8%	Par Value	Value
Acrisure, LLC, 6.879% (3MO LIBOR + 425), due 11/22/23 (c)	$348,159	$346,056
Albertson's LLC, 5.402% (3MO LIBOR + 300), due 11/17/25 (c)	74,875	74,435
Aleris International, Inc., 7.152% (3MO LIBOR + 475), due 02/08/23 (c)	183,613	183,669
AlixPartners, LLP, 5.152% (3MO LIBOR + 300), due 03/17/21 (c)	299,624	298,749
Allied Universal Holdco, LLC, 4.700% (3MO LIBOR + 425), due 06/26/26 (c)	109,189	108,097
Allied Universal Holdco, LLC, 4.700% (3MO LIBOR + 425), due 06/26/26 (c)(d)	10,811	10,811
Almonde, Inc., 5.886% (3MO LIBOR + 350), due 04/26/24 (c)	299,487	291,626
American Tire Distributors, Inc., 9.981% (3MO LIBOR + 425), due 09/01/21 (c)	228,429	213,581

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 4.8% (Continued)	Par Value	Value
American Tire Distributors, Inc., 8.522% due 09/01/23 (c)	$35,210	$34,858
Applied Systems, Inc., 5.483% (3MO LIBOR + 325), due 09/13/24 (c)	61,126	60,484
AssuredPartners, Inc., 5.902% (3MO LIBOR + 350), due 10/22/24 (c)	291,680	288,451
AthenaHealth, Inc., 7.045% (3MO LIBOR+ 425), due 02/09/26 (c)	125,000	124,584
Auris LuxCo., 6.233% (3MO LIBOR + 375), due 07/24/25 (c)	180,000	180,045
Bausch Health Cos., Inc., 5.162% (3MO LIBOR + 275), due 11/14/25 (c)	128,250	127,352
BCP Renaissance Parent, LLC, 6.083% (3MO LIBOR + 450), due 12/31/20 (c)	128,751	128,315
Berry Global, Inc., 0.000% (3MO LIBOR + 250), due 05/15/26 (c)	160,000	158,800
Beta Sub, LLC, 4.700% (3MO LIBOR + 425), due 05/22/26 (c)	105,000	104,475
BJ's Wholesale Club, Inc., 5.411% (3MO LIBOR + 375), due 01/27/24 (c)	109,449	109,460
Blackhawk Network Holdings, Inc., 5.402% (3MO LIBOR + 300), due 06/16/25 (c)	60,209	59,694
Blackstone CQP Holdco, L.P., 4.700% (3MO LIBOR + 350), due 06/07/24 (c)	120,000	120,120
Calpine Corp., 5.080% (3MO LIBOR + 275), due 04/05/26 (c)	300,000	299,457
Canyon Valor Cos., Inc., 5.080% (3MO LIBOR + 425), due 06/16/23 (c)	220,674	219,129
Capital Automotive, L.P., 8.483% (3MO LIBOR + 600), due 03/21/25 (c) (d)	37,957	37,981
Catalent Pharma Solutions, Inc., 4.652% (3MO LIBOR + 225), due 05/18/26 (c)	150,000	149,876
Cengage Learning, Inc., 6.680% (3MO LIBOR + 425), due 06/07/23 (c)	111,033	106,262
CenturyLink, Inc., 5.152% (3MO LIBOR + 275), due 02/29/24 (c)	306,125	298,643
Change Healthcare Holdings, LLC, 5.152% (3MO LIBOR + 275), due 03/01/24 (c)	299,447	296,594
CHG Healthcare Services, Inc., 5.402% (3MO LIBOR + 300), due 06/07/23 (c)	64,439	63,991

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 4.8% (Continued)	Par Value	Value
Colorado Buyer, Inc., 5.420% (3MO LIBOR + 300), due 03/15/24 (c)	$302,987	$280,833
CommScope, Inc., 5.733% (3MO LIBOR+ 325), due 02/26/26 (c)	155,000	154,419
CPA Global, 5.833% (3MO LIBOR + 325), due 10/04/24 (c) (d)	306,560	299,969
CSC Holdings, LLC, 5.440% (3MO LIBOR+ 300), due 04/15/27 (c)	155,000	155,078
Cvent, Inc., 6.152% (3MO LIBOR + 375), due 11/29/23 (c)	303,614	299,819
Edelman Financial Center, LLC (The), 5.644% (3MO LIBOR + 325), due 12/31/21 (c)	74,812	74,532
EG America, LLC, 6.601% (3MO LIBOR + 400), due 02/07/25 (c)	215,327	211,425
EG Group Ltd., 6.330% (3MO LIBOR + 400), due 01/31/25 (c)	84,150	82,625
Envision Healthcare Corp., 6.152% (3MO LIBOR + 375), due 12/31/21 (c)	44,817	38,629
Equian, LLC, 5.652% (3MO LIBOR + 325), due 05/20/24 (c)	211,304	210,987
Equinox Holdings, Inc., 5.402% (3MO LIBOR + 300), due 03/08/24 (c)	264,329	263,557
EW Scripps Co. (The), 4.700% (3MO LIBOR + 275), due 04/03/26 (c)	90,000	89,737
Filtration Group Corp., 5.438% (3MO LIBOR + 300), due 03/27/25 (c)	277,350	276,359
Financial & Risk US Holdings, Inc., 6.152% (3MO LIBOR + 375), due 09/18/25 (c)	299,250	290,006
Forest City, 6.402% (3MO LIBOR + 400), due 10/24/25 (c)	119,700	119,999
Gentiva Health Services, Inc., 6.250% (3MO LIBOR + 375), due 06/23/25 (c)	297,047	296,863
Greeneden U.S. Holdings II, LLC, 5.652% (3MO LIBOR + 350), due 12/01/23 (c)	297,299	293,583
Grocery Outlet, 6.135% due 12/31/21 (c)	104,869	104,738
Hyland Software Inc, 5.652% (3MO LIBOR + 350), due 07/01/24 (c)	301,963	299,792
Informatica, LLC, 5.652% (3MO LIBOR + 325), due 08/05/22 (c)	386,238	386,319
Intelsat Jackson Holdings S.A., 6.154% (3MO LIBOR + 375), due 11/30/23 (c)	180,000	177,946

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 4.8% (Continued)	Par Value	Value
Intrawest Resorts Holdings, Inc., 5.483% (3MO LIBOR + 325), due 12/31/20 (c)	$298,365	$296,873
IRB Holding Corp., 5.644% (3MO LIBOR + 325), due 01/17/25 (c)	60,016	59,201
JBS U.S.A. LUX S.A., 4.700% (3MO LIBOR + 250), due 04/24/26 (c)	149,875	149,437
Kronos, Inc., 5.579% (3MO LIBOR + 350), due 11/01/23 (c)	59,875	59,733
Life Time Fitness, Inc., 5.272% (3MO LIBOR + 300), due 06/10/22 (c)	59,827	59,553
Lower Cadence Holdings, LLC, 6.404% (3MO LIBOR + 400), due 05/09/26 (c)	190,000	188,892
Messer Industries, LLC, 5.101% (3MO LIBOR + 250), due 10/01/25 (c)	125,000	123,243
Milacron, LLC, 4.983% (3MO LIBOR + 250), due 09/28/23 (c)	232,408	226,016
MPH Acquisition Holdings, LLC, 5.351% (3MO LIBOR + 300), due 06/07/23 (c)	58,134	55,400
Nexstar Broadcasting, Inc., 4.700% (3MO LIBOR + 275), due 06/19/26 (c)	115,000	114,631
Panther BF Aggregator 2, L.P., 5.902% (3MO LIBOR + 350), due 03/18/26 (c)	150,904	149,348
Pisces Midco, Inc., 6.353% (3MO LIBOR + 375), due 03/29/25 (c)	243,772	236,839
Plantronics, Inc., 4.983% (3MO LIBOR + 250), due 12/31/21 (c)	206,790	204,809
Project Alpha Intermediate Holding, Inc., 6.370% (3MO LIBOR + 350), due 04/04/21 (c)	231,819	226,314
Radiology Partners, Inc., 7.342% (3MO LIBOR + 425), due 07/09/25 (c) (d)	149,624	149,531
RentPath, LLC, 7.240% (3MO LIBOR + 475), due 12/17/21 (c) (d)	214,968	123,222
Science Applications International Corp., 4.152% due 11/05/25 (c)	124,375	123,481
Scientific Games International, Inc., 5.152% (3MO LIBOR + 275), due 08/14/24 (c)	60,018	59,093
Securus Technologies Holdings, Inc., 6.938% (3MO LIBOR + 450), due 06/15/24 (c)	187,796	173,867

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

LOAN PARTICIPATIONS - 4.8% (Continued)	Par Value	Value
Select Medical Corp., 4.930% (3MO LIBOR + 350), due 02/13/24 (c)	$307,370	$305,449
SolarWinds, Inc., 5.152% (3MO LIBOR + 300), due 03/07/24 (c)	211,916	210,737
Solera, LLC, 5.152% (3MO LIBOR + 375), due 03/03/23 (c)	391,572	389,207
Sophia, L.P., 5.580% (3MO LIBOR + 325), due 09/30/22 (c)	299,538	297,978
Spade Facilities II, LLC, 6.152% (3MO LIBOR + 375), due 11/14/25 (c)	145,925	145,530
Starfruit Finco B.V., 5.717% due 09/19/25 (c)	304,073	299,068
TKC Holdings, Inc., 6.160% (3MO LIBOR + 425), due 02/01/23 (c)	295,384	288,862
TransDigm, Inc., 4.830% (3MO LIBOR + 250), due 06/09/23 (c)	272,514	267,497
TransDigm, Inc., 4.939% (3MO LIBOR + 250), due 05/14/25 (c)	23,993	23,464
Traverse Midstream Partners, LLC, 6.590% (3MO LIBOR + 400), due 09/11/21 (c)	75,738	74,764
Tribune Media Co., 5.499% (3MO LIBOR + 300), due 12/27/20 (c) (d)	42,521	42,424
UFC Holdings LLC, 4.700% (3MO LIBOR + 325), due 04/30/26 (c)	80,000	79,889
US Silica Co., 6.500% (3MO LIBOR + 400), due 12/31/21 (c)	311	0
VeriFone Systems, Inc., 6.520% (3MO LIBOR + 400), due 08/08/25 (c)	66,493	64,365
Verscend TLB, 6.983% (3MO LIBOR + 450), due 08/08/25 (c)	258,700	258,312
VF Holding Corp., 5.748% (3MO LIBOR + 325), due 06/04/25 (c)	258,448	248,001
Virgin Media Bristol, LLC, 4.700% (3MO LIBOR + 250), due 01/15/26 (c)	300,000	298,701
Web.com Group, Inc., 6.161% due 09/17/25 (c)	150,728	148,467
Total Loan Participations (Cost $15,365,260)		$15,125,008

COMMON STOCKS - 0.2%	Shares	Value
Financials - 0.2%
JPMorgan Chase & Co.	2,350	$262,730

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 0.2% (Continued)	Shares	Value
Financials - 0.2% (Continued)
U.S. Bancorp	4,531	$237,424
		500,154
Industrials - 0.0% (e)
HC2 Holdings, Inc. (f)	10,600	25,016

Total Common Stocks (Cost $570,128)		$525,170

PREFERRED STOCKS - 0.9%	Shares	Value
American Electric Power Co., Inc., 6.125% (b)	6,650	$355,841
Becton Dickinson and Co. - Series A, 6.125%	6,600	409,200
Crown Castle International Corp. - Series A, 6.875% (b)	200	239,155
First Republic Bank - Series H, 5.125%	3,375	82,991
Fortive Corp. - Series A, 5.000% (b)	460	471,459
NextEra Energy, Inc., 6.123% (b)	5,650	369,397
South Jersey Industries, Inc., 7.250% (b)	2,800	148,680
U.S. Bancorp - Series A, 3.500% (b)	375	300,750
U.S. Bancorp, 5.500% (d)	6,900	178,986
Wells Fargo & Co. - Series Q, 5.850% (b)	7,300	191,698
Total Preferred Stocks (Cost $2,716,605)		$2,748,157

PURCHASED OPTIONS - 0.0% (e)	Contracts	Notional Amount	Value

Currency Call Options - 0.0% (e)
Chinese Yuan, 07/11/19 at 7.00 (d)	2,010,000	$2,010,000	$1,672
Mexican Peso, 12/20/19 at 20.825 (d)	1,230,000	1,230,000	16,984
Mexican Peso, 02/20/20 at 21.25 (d)	1,170,000	1,170,000	19,784
Total Purchased Options (Cost $40,999)		$4,410,000	$38,440

PURCHASED SWAPTION CONTRACTS - 0.0% (e)

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Value
Calls
Bank of America, N.A.	Interest Rate, 3MO LIBOR	0.000%	02/25/20	$6,176,000	$1,112
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.270%	02/26/20	5,187,000	(37)
Bank of America, N.A.	Interest Rate, 3MO LIBOR	5.295%	03/02/20	4,947,000	(1,341)
Barclays Capital	Interest Rate, 3MO LIBOR	5.020%	03/14/20	2,737,000	6,643
JPMChase Bank	Interest Rate, 3MO LIBOR	5.078%	03/19/20	3,212,000	5,974
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	4.955%	05/01/30	1,826,000	5,772
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	5.003%	05/20/30	609,000	1,636
				24,694,000	19,759
Puts
Morgan Stanley Capital	Interest Rate, 3MO LIBOR	2.200%	08/07/19	150,000,000	28,500

Total Purchased Swaption Contracts (Cost $28,500)				$174,694,000	$48,259

AFFILIATED REGISTERED INVESTMENT COMPANIES - 5.8%	Shares	Value
Voya Emerging Markets Hard Currency Debt Fund - Class P	342,061	$3,345,353
Voya Floating Rate Fund - Class P	1,377,092	13,164,995
Voya High Yield Bond Fund - Class P	215,924	1,720,916
Total Affiliated Registered Investment Companies (Cost $18,277,918)		$18,231,264

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.2%	Shares	Value
Northern Trust Institutional Government Select Portfolio - Institutional Class, 2.24% (g)	12,347,287	$12,347,287
Northern Trust Institutional Liquid Asset Portfolio - Institutional Class, 2.36% (g) (h)	20,030,015	20,030,015
Total Money Market Funds (Cost $32,377,302)		$32,377,302

Total Investments at Value - 110.1% (Cost $340,985,078)		$348,038,041

Liabilities in Excess of Other Assets - (10.1%)		(31,867,915)

Net Assets - 100.0%		$316,170,126

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	This security or a partial position of this security is on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $22,129,883.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d)	Illiquid security. The total value of such securities is $6,354,500 as of June 30, 2019, representing 2.0% of net assets.
(e)	Percentage rounds to less than 0.1%.
(f)	Non-income producing security.
(g)	The rate shown is the 7-day effective yield as of June 30, 2019.
(h)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2019 was $20,030,015. Securities on loan are also collateralized by various U.S. Treasury obligations in the amount of $2,541,618.

BBSW -	Australian Bank Bill Swap Rate.
CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
CV -	Convertible Security.
EURIBOR -	Euro Interbank Offered Rate.
LIBOR -	London Interbank Offered Rate.
NIBOR -	Norwegian Interbank Offered Rate.
144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $94,667,274 as of June 30, 2019, representing 29.9% of net assets.

LIBOR rates as of June 30, 2019:
1MO LIBOR 2.39800%
3MO LIBOR 2.31988%

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last disclosed such procedures in the definitive proxy statement filed with the SEC on March 29, 2011.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants. Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Jason A. Schwarz
Jason A. Schwarz, President and Principal Executive Officer

Date	September 3, 2019

By (Signature and Title)*		/s/ Michael Wauters
Michael Wauters, Treasurer, Principal Financial Officer and Principal Accounting Officer

Date	September 3, 2019

*	Print the name and title of each signing officer under his or her signature.